UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 7.2%
Consumer Discretionary — 1.0%
	Auto Components — 0.1%
1,300	Aisin Seiki Co., Ltd., (Japan)	59,558
834	Autoliv, Inc., (Sweden), SDR	88,503
2,000	Denso Corp., (Japan)	79,809
30,269	GKN plc, (United Kingdom)	125,602
900	Koito Manufacturing Co., Ltd., (Japan)	43,803
6,000	Sumitomo Rubber Industries Ltd., (Japan)	90,755

		488,030

	Automobiles — 0.1%
2,491	Bayerische Motoren Werke AG, (Germany)	209,730
7,800	Honda Motor Co., Ltd., (Japan)	225,110
4,200	Suzuki Motor Corp., (Japan)	140,679
3,800	Toyota Motor Corp., (Japan)	220,425

		795,944

	Distributors — 0.0% (g)
800	Pool Corp.	75,616

	Diversified Consumer Services — 0.0% (g)
36,840	AA plc, (United Kingdom)	140,556
2,400	ServiceMaster Global Holdings, Inc. (a)	80,832

		221,388

	Hotels, Restaurants & Leisure — 0.1%
10,199	Compass Group plc, (United Kingdom)	197,521
700	Domino’s Pizza, Inc.	106,295
6,280	Greene King plc, (United Kingdom)	62,960
1,200	Wyndham Worldwide Corp.	80,796
69,200	Wynn Macau Ltd., (China)	115,509

		563,081

	Household Durables — 0.0% (g)
13,000	Panasonic Corp., (Japan)	130,020
7,023	Persimmon plc, (United Kingdom)	165,129
2,400	Sony Corp., (Japan)	79,514
800	Tempur Sealy International, Inc. (a)	45,392

		420,055

	Media — 0.3%
3,400	CyberAgent, Inc., (Japan)	101,080
4,942	Eutelsat Communications S.A., (France)	102,287
5,640	Informa plc, (United Kingdom)	52,034
14,746	Liberty Global plc, (United Kingdom), Class A (a)	504,018
4,995	Naspers Ltd., (South Africa), ADR	87,063
21,657	SES S.A., (Luxembourg), FDR	531,785
13,496	Sky plc, (United Kingdom)	156,420
16,289	WPP plc, (United Kingdom)	382,883

		1,917,570

	Multiline Retail — 0.1%
1,600	Dollar Tree, Inc. (a)	126,288
8,016	Lojas Renner S.A., (Brazil)	60,561
15,348	Marks & Spencer Group plc, (United Kingdom)	65,845
2,300	Ryohin Keikaku Co., Ltd., (Japan)	464,505

		717,199

	Specialty Retail — 0.1%
97,220	BCA Marketplace plc, (United Kingdom)	226,821
1,175	Foot Locker, Inc.	79,571
39,577	Kingfisher plc, (United Kingdom)	193,099
500	O’Reilly Automotive, Inc. (a)	140,055
1,750	Ross Stores, Inc.	112,525
1,050	Tractor Supply Co.	70,717
875	Williams-Sonoma, Inc.	44,695

		867,483

	Textiles, Apparel & Luxury Goods — 0.2%
8,039	Burberry Group plc, (United Kingdom)	143,450
743,000	China Hongxing Sports Ltd., (China) (a)	1
3,745	Cie Financiere Richemont S.A., (Switzerland)	228,399
4,000	Hanesbrands, Inc.	101,000
1,293	Kering, (France)	260,906
905	LVMH Moet Hennessy Louis Vuitton SE, (France)	154,312
5,636	Moncler S.p.A., (Italy)	96,211
90,900	Samsonite International S.A.	293,091

		1,277,370

	Total Consumer Discretionary	7,343,736

Consumer Staples — 0.8%
	Beverages — 0.2%
1,350	Brown-Forman Corp., Class B	64,044
3,451	Carlsberg A/S, (Denmark), Class B	329,825
21,257	Diageo plc, (United Kingdom)	608,877
7,900	Kirin Holdings Co., Ltd., (Japan)	131,296
3,759	Pernod-Ricard S.A., (France)	445,194

		1,579,236

	Food & Staples Retailing — 0.0% (g)
4,100	Seven & i Holdings Co., Ltd., (Japan)	193,829
3,000	Sprouts Farmers Market, Inc. (a)	61,950

		255,779

	Food Products — 0.2%
3,920	Associated British Foods plc, (United Kingdom)	132,084

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food Products — continued
3,257	Danone S.A., (France)	241,841
12,763	Nestle S.A., (Switzerland)	1,007,818
46,500	Wilmar International Ltd., (Singapore)	110,400

		1,492,143

	Household Products — 0.1%
1,500	Church & Dwight Co., Inc.	71,880
15,175	PZ Cussons plc, (United Kingdom)	71,595
1,550	Reckitt Benckiser Group plc, (United Kingdom)	145,925

		289,400

	Personal Products — 0.2%
3,112	L’Oreal S.A., (France)	588,198
900	Pola Orbis Holdings, Inc., (Japan)	80,565
15,331	Unilever plc, (United Kingdom)	725,465

		1,394,228

	Tobacco — 0.1%
5,265	British American Tobacco plc, (United Kingdom)	335,781
4,749	Imperial Brands plc, (United Kingdom)	244,434
1,400	Japan Tobacco, Inc., (Japan)	57,309

		637,524

	Total Consumer Staples	5,648,310

Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
10,038	WorleyParsons Ltd., (Australia) (a)	65,131

	Oil, Gas & Consumable Fuels — 0.2%
55,050	Beach Energy Ltd., (Australia)	28,166
475	Cimarex Energy Co.	63,826
7,215	Enbridge, Inc., (Canada)	317,098
10,025	Oil Search Ltd., (Australia)	55,213
1,800	Range Resources Corp.	69,750
3,880	Royal Dutch Shell plc, (Netherlands), Class B	100,592
5,200	Royal Dutch Shell plc, (Netherlands), Class B, ADR	274,716
7,121	Statoil ASA, (Norway)	119,549
13,670	TOTAL S.A., (France)	650,153

		1,679,063

	Total Energy	1,744,194

Financials — 1.1%
	Banks — 0.5%
4,399	ABN AMRO Group N.V., (Netherlands), CVA (e)	90,954
12,324	Australia & New Zealand Banking Group Ltd., (Australia)	262,520
5,639	Barclays plc, (United Kingdom), ADR	49,003
9,691	BNP Paribas S.A., (France)	498,443
5,245	Commerzbank AG, (Germany)	33,888
4,641	Danske Bank A/S, (Denmark)	135,777
15,100	DBS Group Holdings Ltd., (Singapore)	171,337
25,798	DNB ASA, (Norway)	339,160
3,225	HDFC Bank Ltd., (India), ADR	231,845
26,766	ING Groep N.V., (Netherlands)	330,443
60,233	Intesa Sanpaolo S.p.A., (Italy)	133,724
459,777	Lloyds Banking Group plc, (United Kingdom)	324,840
4,600	National Bank of Canada, (Canada)	163,110
17,700	Nordea Bank AB, (Sweden)	175,769
11,381	Standard Chartered plc, (United Kingdom) (a)	92,616
3,100	Sumitomo Mitsui Financial Group, Inc., (Japan)	104,717
5,100	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	166,625
725	SVB Financial Group (a)	80,141
26,763	Svenska Handelsbanken AB, (Sweden), Class A	367,886
5,580	Swedbank AB, (Sweden), Class A	131,111
7,400	United Overseas Bank Ltd., (Singapore)	102,666

		3,986,575

	Capital Markets — 0.1%
5,300	Apollo Global Management LLC, Class A	95,188
1,444	Close Brothers Group plc, (United Kingdom)	25,611
3,981	Credit Suisse Group AG, (Switzerland) (a)	52,321
6,865	GAM Holding AG, (Switzerland) (a)	65,761
14,990	Henderson Group plc, (United Kingdom)	44,999
2,561	Macquarie Group Ltd., (Australia)	161,969
1,150	Nasdaq, Inc.	77,671
1,475	S&P Global, Inc.	186,676
6,858	UBS Group AG, (Switzerland)	93,683

		803,879

	Consumer Finance — 0.0% (g)
5,700	Credit Saison Co., Ltd., (Japan)	94,633

	Diversified Financial Services — 0.0% (g)
19,686	Challenger Ltd., (Australia)	154,155
19,900	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	91,320

		245,475

	Insurance — 0.5%
124,600	AIA Group Ltd., (Hong Kong)	837,903
1,034	Allianz SE, (Germany)	153,663
3,200	Allied World Assurance Co. Holdings AG, (Switzerland)	129,344
3,575	Assured Guaranty Ltd., (Bermuda)	99,206

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
31,164	Aviva plc, (United Kingdom)	177,824
12,733	AXA S.A., (France)	270,731
26,665	Direct Line Insurance Group plc, (United Kingdom)	125,959
806	Muenchener Rueckversicherungs-Gesellschaft AG, (Germany)	150,534
16,000	Ping An Insurance Group Co. of China Ltd., (China), Class H	83,875
22,053	Prudential plc, (United Kingdom)	390,926
950	RenaissanceRe Holdings Ltd., (Bermuda)	114,152
22,790	RSA Insurance Group plc, (United Kingdom)	160,957
8,288	Sampo OYJ, (Finland), Class A	368,215
23,267	Storebrand ASA, (Norway) (a)	115,315
5,600	Sun Life Financial, Inc., (Canada)	182,220
5,800	Tokio Marine Holdings, Inc., (Japan)	222,430

		3,583,254

	Total Financials	8,713,816

Health Care — 0.9%
	Biotechnology — 0.1%
1,250	CSL Ltd., (Australia)	102,788
2,652	Genmab A/S, (Denmark) (a)	453,898
5,298	Grifols S.A., (Preference Shares), (Spain), Class B	84,842
850	Shire plc, ADR	164,781
825	Vertex Pharmaceuticals, Inc. (a)	71,948

		878,257

	Health Care Equipment & Supplies — 0.2%
5,100	Boston Scientific Corp. (a)	121,380
6,529	Elekta AB, (Sweden), Class B (a)	63,214
1,887	Essilor International S.A., (France)	243,415
5,475	GN Store Nord A/S, (Denmark)	118,065
2,175	Medtronic plc, (Ireland)	187,920
318	Sonova Holding AG, (Switzerland)	45,091
5,000	Sysmex Corp., (Japan)	370,967

		1,150,052

	Health Care Providers & Services — 0.1%
1,500	Centene Corp. (a)	100,440
4,175	DaVita, Inc. (a)	275,842
1,300	Envision Healthcare Holdings, Inc. (a)	28,951
3,786	Fresenius SE & Co. KGaA, (Germany)	302,432
2,000	Miraca Holdings, Inc., (Japan)	99,727
3,075	Premier, Inc., Class A (a)	99,445
900	Universal Health Services, Inc., Class B	110,898

		1,017,735

	Life Sciences Tools & Services — 0.0% (g)
2,000	Patheon N.V., (Netherlands) (a)	59,260

	Pharmaceuticals — 0.5%
19,300	Astellas Pharma, Inc., (Japan)	301,448
7,810	AstraZeneca plc, (United Kingdom)	505,712
4,409	Bayer AG, (Germany)	442,797
2,700	GlaxoSmithKline plc, (United Kingdom), ADR	116,451
6,926	Novartis AG, (Switzerland)	546,602
15,739	Novo Nordisk A/S, (Denmark), Class B	655,981
3,902	Roche Holding AG, (Switzerland)	969,642
3,595	Sanofi, (France)	273,763
2,600	Takeda Pharmaceutical Co., Ltd., (Japan)	124,617

		3,937,013

	Total Health Care	7,042,317

Industrials — 1.1%
	Aerospace & Defense — 0.2%
3,361	Airbus Group SE, (France)	203,849
2,050	Hexcel Corp.	90,815
850	L-3 Communications Holdings, Inc.	128,120
18,687	Meggitt plc, (United Kingdom)	109,070
1,050	Rockwell Collins, Inc.	88,557
12,833	Rolls-Royce Holdings plc, (United Kingdom) (a)	119,728
6,105	Safran S.A., (France)	439,085
275	TransDigm Group, Inc. (a)	79,508
9,627	Zodiac Aerospace, (France)	234,298

		1,493,030

	Airlines — 0.0% (g)
1,475	Ryanair Holdings plc, (Ireland), ADR	110,669

	Building Products — 0.1%
19,468	Assa Abloy AB, (Sweden), Class B	395,350

	Commercial Services & Supplies — 0.0% (g)
145,000	China Everbright International Ltd., (Hong Kong)	173,841
1,850	Copart, Inc. (a)	99,086

		272,927

	Electrical Equipment — 0.1%
6,364	ABB Ltd., (Switzerland) (a)	143,432
1,700	AMETEK, Inc.	81,226
650	Hubbell, Inc.	70,031
2,368	Legrand S.A., (France)	139,591
25,000	Mitsubishi Electric Corp., (Japan)	320,418
1,800	Nidec Corp., (Japan)	166,380

		921,078

	Industrial Conglomerates — 0.2%
15,596	CK Hutchison Holdings Ltd., (Hong Kong)	199,352
1,923	DCC plc, (Ireland)	174,717

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrial Conglomerates — continued
5,000	Jardine Matheson Holdings Ltd., (Hong Kong)	303,050
6,849	Koninklijke Philips N.V., (Netherlands)	202,659
13,000	Sembcorp Industries Ltd., (Singapore)	24,879
2,952	Siemens AG, (Germany)	346,152

		1,250,809

	Machinery — 0.2%
2,500	FANUC Corp., (Japan)	422,289
2,100	Glory Ltd., (Japan)	69,245
1,500	Hoshizaki Corp., (Japan)	136,884
5,800	Kubota Corp., (Japan)	87,786
600	Lincoln Electric Holdings, Inc.	37,572
2,000	SMC Corp., (Japan)	577,466
6,200	THK Co., Ltd., (Japan)	121,955
975	WABCO Holdings, Inc. (a)	110,692

		1,563,889

	Marine — 0.0% (g)
75	AP Moeller - Maersk A/S, (Denmark), Class B	110,317
17,000	Nippon Yusen KK, (Japan)	31,830

		142,147

	Professional Services — 0.1%
2,139	DKSH Holding AG, (Switzerland)	157,352
1,600	Equifax, Inc.	215,328
5,400	Nielsen Holdings plc	289,278
2,200	Recruit Holdings Co., Ltd., (Japan)	89,745
1,050	Verisk Analytics, Inc. (a)	85,344

		837,047

	Road & Rail — 0.1%
2,400	Avis Budget Group, Inc. (a)	82,104
1,265	Canadian National Railway Co., (Canada)	82,731
1,000	Central Japan Railway Co., (Japan)	171,205
1,250	Genesee & Wyoming, Inc., Class A (a)	86,187
1,075	J.B. Hunt Transport Services, Inc.	87,226

		509,453

	Trading Companies & Distributors — 0.1%
2,550	AerCap Holdings N.V., (Ireland) (a)	98,150
1,760	Brenntag AG, (Germany)	96,182
6,500	Mitsubishi Corp., (Japan)	148,174
18,300	Sumitomo Corp., (Japan)	204,862

		547,368

	Transportation Infrastructure — 0.0% (g)
40,417	Sydney Airport, (Australia)	216,638

	Total Industrials	8,260,405

Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
12,680	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	91,553

	Electronic Equipment, Instruments & Components — 0.3%
1,550	Amphenol Corp., Class A	100,626
1,425	Dolby Laboratories, Inc., Class A	77,363
18,100	Hamamatsu Photonics KK, (Japan)	556,855
1,280	Keyence Corp., (Japan)	937,843
3,700	Murata Manufacturing Co., Ltd., (Japan)	482,972
3,300	Omron Corp., (Japan)	118,783

		2,274,442

	Internet Software & Services — 0.1%
1,065	Alibaba Group Holding Ltd., (China), ADR (a)	112,666
426	Baidu, Inc., (China), ADR (a)	77,562
400	CoStar Group, Inc. (a)	86,612
3,800	Kakaku.com, Inc., (Japan)	68,810
89	NAVER Corp., (South Korea)	71,651
5,100	Tencent Holdings Ltd., (China)	141,790
53,500	Yahoo Japan Corp., (Japan)	213,402

		772,493

	IT Services — 0.2%
875	Alliance Data Systems Corp. (a)	187,714
6,441	Amadeus IT Group S.A., (Spain)	321,489
2,500	Amdocs Ltd.	144,625
3,200	Booz Allen Hamilton Holding Corp.	101,152
1,275	Fidelity National Information Services, Inc.	98,213
575	FleetCor Technologies, Inc. (a)	99,895
1,500	Gartner, Inc. (a)	132,675
1,725	Global Payments, Inc.	132,411
8,500	Infosys Ltd., (India), ADR	134,130
2,725	NeuStar, Inc., Class A (a)	72,458
2,025	Vantiv, Inc., Class A (a)	113,947

		1,538,709

	Semiconductors & Semiconductor Equipment — 0.3%
4,956	ASML Holding N.V., (Netherlands)	543,133
1,149	Broadcom Ltd., (Singapore)	198,226
825	NXP Semiconductors N.V., (Netherlands) (a)	84,158
51,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	299,785
13,710	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	419,389
1,600	Tokyo Electron Ltd., (Japan)	141,414

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
2,150	Xilinx, Inc.	116,831

		1,802,936

	Software — 0.1%
1,150	Electronic Arts, Inc. (a)	98,210
2,563	Gemalto N.V., (Netherlands)	164,209
2,100	Oracle Corp., (Japan)	118,645
3,686	SAP SE, (Germany)	337,093
2,850	SS&C Technologies Holdings, Inc.	91,628
1,900	Trend Micro, Inc., (Japan)	66,282
250	Tyler Technologies, Inc. (a)	42,808

		918,875

	Technology Hardware, Storage & Peripherals — 0.0% (g)
114	Samsung Electronics Co., Ltd., (South Korea)	166,071

	Total Information Technology	7,565,079

Materials — 0.3%
	Chemicals — 0.2%
1,995	Air Liquide S.A., (France)	213,937
39,000	Asahi Kasei Corp., (Japan)	310,797
1,780	BASF SE, (Germany)	152,413
1,738	Covestro AG, (Germany) (e)	102,851
900	Ecolab, Inc.	109,548
71	Givaudan S.A., (Switzerland)	144,749
600	International Flavors & Fragrances, Inc.	85,782
2,000	RPM International, Inc.	107,440
1,200	Taiyo Nippon Sanso Corp., (Japan)	12,521
5,000	Tosoh Corp., (Japan)	30,818
1,840	Umicore S.A., (Belgium)	115,532

		1,386,388

	Construction Materials — 0.0% (g)
600	Martin Marietta Materials, Inc.	107,466

	Containers & Packaging — 0.0% (g)
2,400	Sealed Air Corp.	109,968

	Metals & Mining — 0.1%
8,071	Antofagasta plc, (Chile)	54,672
2,223	BHP Billiton Ltd., (Australia)	38,508
7,649	BHP Billiton plc, (Australia)	115,030
1,472	Rio Tinto Ltd., (United Kingdom)	58,557
2,210	Rio Tinto plc, (United Kingdom)	73,452
55,692	South32 Ltd., (Australia)	103,767

		443,986

	Paper & Forest Products — 0.0% (g)
10,614	Stora Enso OYJ, (Finland), Class R	94,287

	Total Materials	2,142,095

Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.0% (g)
6,429	Great Portland Estates plc, (United Kingdom)	52,722
26,986	Scentre Group, (Australia)	97,424
499	Unibail-Rodamco SE, (France)	134,547

		284,693

	Real Estate Management & Development — 0.1%
4,200	CBRE Group, Inc., Class A (a)	117,516
17,096	Cheung Kong Property Holdings Ltd., (Hong Kong)	125,756
12,423	Deutsche Wohnen AG, (Germany)	452,049
3,000	Mitsui Fudosan Co., Ltd., (Japan)	63,823

		759,144

	Total Real Estate	1,043,837

Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.3%
3,458	KT Corp., (South Korea)	100,337
1,350	Level 3 Communications, Inc. (a)	62,613
8,800	Nippon Telegraph & Telephone Corp., (Japan)	402,477
3,050	SBA Communications Corp., Class A (a)	342,088
47,800	Singapore Telecommunications Ltd., (Singapore)	139,810
25,545	TDC A/S, (Denmark) (a)	150,444
103,675	Telecom Italia S.p.A., (Italy), FDR	70,379
43,173	Telefonica Deutschland Holding AG, (Germany)	174,070
13,023	Telefonica S.A., (Spain)	131,702
12,018	Telstra Corp., Ltd., (Australia)	47,917
2,650	Zayo Group Holdings, Inc. (a)	78,732

		1,700,569

	Wireless Telecommunication Services — 0.2%
4,800	America Movil S.A.B. de C.V., (Mexico), Class L, ADR	54,912
6,500	KDDI Corp., (Japan)	201,383
8,800	NTT DOCOMO, Inc., (Japan)	223,546
8,100	SoftBank Group Corp., (Japan)	524,950
119,700	Vodafone Group plc, (United Kingdom)	343,291
10,281	Vodafone Group plc, (United Kingdom), ADR	299,691

		1,647,773

	Total Telecommunication Services	3,348,342

Utilities — 0.1%
	Electric Utilities — 0.0% (g)
5,141	SSE plc, (United Kingdom)	104,391

	Multi-Utilities — 0.1%
6,806	E.ON SE, (Germany)	48,374

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
12,115	Engie S.A., (France)	187,840
20,707	National Grid plc, (United Kingdom)	292,441

		528,655

	Total Utilities	633,046

	Total Common Stocks (Cost $45,131,589)	53,485,177

Exchange-Traded Funds — 34.1%
	International Equity — 10.8%
1,104,440	iShares MSCI EAFE ETF	65,305,537
1,197,000	iShares MSCI Japan ETF	15,010,380

	Total International Equity	80,315,917

	U.S. Equity — 23.3%
101,600	iShares Core S&P Mid Cap ETF	15,718,536
724,400	SPDR S&P500 ETF Trust	156,687,720

	Total U.S. Equity	172,406,256

	Total Exchange-Traded Funds (Cost $231,118,178)	252,722,173

Alternative Investment — 2.6%
	Alternative Assets — 2.6%
139,268	Marshall Wace UCITS Fund plc - MW TOPS UCITS Fund, (Ireland), Class F Shares (a) (u) (Cost $15,634,950)	19,222,801

Investment Companies — 55.0%
	Alternative Assets — 2.5%
876,505	AQR Managed Futures Strategy Fund, Class R6 Shares	8,878,998
1,037,377	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares (a)	9,740,967

	Total Alternative Assets	18,619,965

	Fixed Income — 34.8%
1,002,728	Goldman Sachs Emerging Markets Debt Fund, Class I Shares	13,135,731
7,123,922	JPMorgan Core Bond Fund, Class R6 Shares (b)	85,344,581
4,856,984	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	40,944,374
2,705,034	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	27,888,895
6,301,127	JPMorgan High Yield Fund, Class R6 Shares (b)	46,250,269
1,409,953	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	14,663,507
2,900,541	JPMorgan Unconstrained Debt Fund, Class R6 Shares (b)	28,976,403

	Total Fixed Income	257,203,760

	International Equity — 4.6%
1,462,773	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	27,353,859
322,147	Oakmark International Fund, Class I Shares	6,977,701

	Total International Equity	34,331,560

	Money Market — 3.8%
28,375,668	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.840%, (b) (l)	28,375,668

	Total Money Market	28,375,668

	U.S. Equity — 9.3%
689,460	JPMorgan Equity Focus Fund, Select Class Shares (b)	18,062,537
1,178,893	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	33,150,479
442,870	Parnassus Core Equity Fund, Institutional Class Shares	17,573,074

	Total U.S. Equity	68,786,090

	Total Investment Companies (Cost $383,903,810)	407,317,043

	Total Investments — 98.9% (Cost $675,788,527)	732,747,194
	Other Assets in Excess of Liabilities — 1.1% (s)	8,085,062

	NET ASSETS — 100.0%	$740,832,256

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	91.1%
Ireland	2.7
Japan	1.5
United Kingdom	1.1
Others (each less than 1.0%)	3.6%

*	Percentages indicated are based on total investments as of September 30, 2016.

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depository Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2016.
(s)	—	A portion of the Fund’s cash is held by the subsidiary.
(u)	—	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-A, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,101,819
Aggregate gross unrealized depreciation	(5,143,152)

Net unrealized appreciation/depreciation	$56,958,667

Federal income tax cost of investments	$675,788,527

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of September 30, 2016, net assets of the Fund were $740,832,256 of which $64,858, or approximately less than 0.1%, represented the Subsidiary’s net assets. The Consolidated Schedules of Portfolio Investments include positions of the Fund and its Subsidiary. Subsequent references to the Fund within the Notes to CSOI includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instrumentsare valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,942,245	$5,401,490	$1	$7,343,736
Consumer Staples	197,874	5,450,436	—	5,648,310
Energy	725,390	1,018,804	—	1,744,194
Financials	1,738,999	6,974,817	—	8,713,816
Health Care	1,337,316	5,705,001	—	7,042,317
Industrials	2,225,674	6,034,731	—	8,260,405
Information Technology	2,723,299	4,841,780	—	7,565,079
Materials	520,204	1,621,891	—	2,142,095
Real Estate	117,516	926,321	—	1,043,837
Telecommunication Services	838,036	2,510,306	—	3,348,342
Utilities	—	633,046	—	633,046

Total Common Stocks	12,366,553	41,118,623	1	53,485,177

Exchange Traded Funds	252,722,173	—	—	252,722,173
Investment Companies	407,317,043	—	—	407,317,043

Total Investments in Securities	$672,405,769	$41,118,623	$1	$713,524,393

As of September 30, 2016, an Alternative Investments with a fair value of $19,222,801 has not been categorized in the fair value hierarchy as the Alterative Investment was measured using the NAV per share as a practical expedient.

There were no significant transfers among any levels during the period ended September 30, 2016.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 9.0%
	Consumer Discretionary — 1.2%
	Auto Components — 0.1%
1,400	Aisin Seiki Co., Ltd., (Japan)	64,139
914	Autoliv, Inc., (Sweden), SDR	96,992
2,100	Denso Corp., (Japan)	83,800
32,261	GKN plc, (United Kingdom)	133,867
1,300	Koito Manufacturing Co., Ltd., (Japan)	63,271
5,900	Sumitomo Rubber Industries Ltd., (Japan)	89,243

		531,312

	Automobiles — 0.1%
2,598	Bayerische Motoren Werke AG, (Germany)	218,739
8,300	Honda Motor Co., Ltd., (Japan)	239,541
4,500	Suzuki Motor Corp., (Japan)	150,728
4,100	Toyota Motor Corp., (Japan)	237,826

		846,834

	Distributors — 0.0% (g)
1,025	Pool Corp.	96,883

	Diversified Consumer Services — 0.0% (g)
42,869	AA plc, (United Kingdom)	163,559
3,050	ServiceMaster Global Holdings, Inc. (a)	102,724

		266,283

	Hotels, Restaurants & Leisure — 0.1%
10,881	Compass Group plc, (United Kingdom)	210,729
875	Domino’s Pizza, Inc.	132,869
6,240	Greene King plc, (United Kingdom)	62,559
1,500	Wyndham Worldwide Corp.	100,995
70,800	Wynn Macau Ltd., (China)	118,180

		625,332

	Household Durables — 0.1%
13,800	Panasonic Corp., (Japan)	138,022
7,486	Persimmon plc, (United Kingdom)	176,015
2,400	Sony Corp., (Japan)	79,513
900	Tempur Sealy International, Inc. (a)	51,066

		444,616

	Media — 0.3%
3,400	CyberAgent, Inc., (Japan)	101,080
4,836	Eutelsat Communications S.A., (France)	100,092
5,528	Informa plc, (United Kingdom)	51,001
14,709	Liberty Global plc, (United Kingdom), Class A (a)	502,754
605	Liberty Global plc, (United Kingdom), Series C (a)	19,989
5,075	Naspers Ltd., (South Africa), ADR	88,457
24,192	SES S.A., (Luxembourg), FDR	594,032
14,373	Sky plc, (United Kingdom)	166,585
17,363	WPP plc, (United Kingdom)	408,128

		2,032,118

	Multiline Retail — 0.1%
2,000	Dollar Tree, Inc. (a)	157,860
8,905	Lojas Renner S.A., (Brazil)	67,277
16,427	Marks & Spencer Group plc, (United Kingdom)	70,474
2,600	Ryohin Keikaku Co., Ltd., (Japan)	525,093

		820,704

	Specialty Retail — 0.2%
108,590	BCA Marketplace plc, (United Kingdom)	253,348
1,500	Foot Locker, Inc.	101,580
42,252	Kingfisher plc, (United Kingdom)	206,150
625	O’Reilly Automotive, Inc. (a)	175,069
2,200	Ross Stores, Inc.	141,460
1,350	Tractor Supply Co.	90,922
1,025	Williams-Sonoma, Inc.	52,357

		1,020,886

	Textiles, Apparel & Luxury Goods — 0.2%
8,569	Burberry Group plc, (United Kingdom)	152,908
755,000	China Hongxing Sports Ltd., (China) (a)	–	(h)
3,818	Cie Financiere Richemont S.A., (Switzerland)	232,850
5,000	Hanesbrands, Inc.	126,250
1,331	Kering, (France)	268,573
923	LVMH Moet Hennessy Louis Vuitton SE, (France)	157,382
5,515	Moncler S.p.A., (Italy)	94,146
88,500	Samsonite International S.A.	285,353

		1,317,462

	Total Consumer Discretionary	8,002,430

	Consumer Staples — 0.9%
	Beverages — 0.3%
1,725	Brown-Forman Corp., Class B	81,834
3,518	Carlsberg A/S, (Denmark), Class B	336,229
23,373	Diageo plc, (United Kingdom)	669,486
8,500	Kirin Holdings Co., Ltd., (Japan)	141,268
3,832	Pernod-Ricard S.A., (France)	453,840

		1,682,657

	Food & Staples Retailing — 0.0% (g)
4,500	Seven & i Holdings Co., Ltd., (Japan)	212,739
3,800	Sprouts Farmers Market, Inc. (a)	78,470

		291,209

	Food Products — 0.3%
5,310	Associated British Foods plc, (United Kingdom)	178,919
3,213	Danone S.A., (France)	238,574
13,668	Nestle S.A., (Switzerland)	1,079,281

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food Products — continued
49,600	Wilmar International Ltd., (Singapore)	117,760

		1,614,534

	Household Products — 0.0% (g)
1,900	Church & Dwight Co., Inc.	91,048
13,825	PZ Cussons plc, (United Kingdom)	65,226
1,575	Reckitt Benckiser Group plc, (United Kingdom)	148,278

		304,552

	Personal Products — 0.2%
3,310	L’Oreal S.A., (France)	625,621
1,000	Pola Orbis Holdings, Inc., (Japan)	89,517
16,131	Unilever plc, (United Kingdom)	763,321

		1,478,459

	Tobacco — 0.1%
5,585	British American Tobacco plc, (United Kingdom)	356,189
4,869	Imperial Brands plc, (United Kingdom)	250,611
1,900	Japan Tobacco, Inc., (Japan)	77,777

		684,577

	Total Consumer Staples	6,055,988

	Energy — 0.3%
	Energy Equipment & Services — 0.0% (g)
9,839	WorleyParsons Ltd., (Australia) (a)	63,840

	Oil, Gas & Consumable Fuels — 0.3%
59,851	Beach Energy Ltd., (Australia)	30,622
575	Cimarex Energy Co.	77,263
6,995	Enbridge, Inc., (Canada)	307,429
18,216	Oil Search Ltd., (Australia)	100,325
2,300	Range Resources Corp.	89,125
4,335	Royal Dutch Shell plc, (Netherlands), Class B	112,388
5,500	Royal Dutch Shell plc, (Netherlands), Class B, ADR	290,565
7,597	Statoil ASA, (Norway)	127,540
14,285	TOTAL S.A., (France)	679,403

		1,814,660

	Total Energy	1,878,500

	Financials — 1.4%
	Banks — 0.6%
4,620	ABN AMRO Group N.V., (Netherlands), CVA (e)	95,524
13,111	Australia & New Zealand Banking Group Ltd., (Australia)	279,285
8,746	Barclays plc, (United Kingdom), ADR	76,003
10,241	BNP Paribas S.A., (France)	526,731
7,535	Commerzbank AG, (Germany)	48,683
4,947	Danske Bank A/S, (Denmark)	144,729
16,100	DBS Group Holdings Ltd., (Singapore)	182,684
27,179	DNB ASA, (Norway)	357,316
2,950	HDFC Bank Ltd., (India), ADR	212,076
27,933	ING Groep N.V., (Netherlands)	344,850
64,185	Intesa Sanpaolo S.p.A., (Italy)	142,497
488,990	Lloyds Banking Group plc, (United Kingdom)	345,479
5,100	National Bank of Canada, (Canada)	180,839
18,847	Nordea Bank AB, (Sweden)	187,160
11,138	Standard Chartered plc, (United Kingdom) (a)	90,638
2,900	Sumitomo Mitsui Financial Group, Inc., (Japan)	97,961
5,400	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	176,427
925	SVB Financial Group (a)	102,250
27,822	Svenska Handelsbanken AB, (Sweden), Class A	382,443
5,949	Swedbank AB, (Sweden), Class A	139,781
7,900	United Overseas Bank Ltd., (Singapore)	109,603

		4,222,959

	Capital Markets — 0.1%
6,700	Apollo Global Management LLC, Class A	120,332
1,973	Close Brothers Group plc, (United Kingdom)	34,993
4,265	Credit Suisse Group AG, (Switzerland) (a)	56,053
6,724	GAM Holding AG, (Switzerland) (a)	64,410
18,780	Henderson Group plc, (United Kingdom)	56,376
2,727	Macquarie Group Ltd., (Australia)	172,468
1,500	Nasdaq, Inc.	101,310
1,850	S&P Global, Inc.	234,136
7,670	UBS Group AG, (Switzerland)	104,776

		944,854

	Consumer Finance — 0.0% (g)
5,600	Credit Saison Co., Ltd., (Japan)	92,973

	Diversified Financial Services — 0.0% (g)
20,970	Challenger Ltd., (Australia)	164,210
19,500	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	89,484

		253,694

	Insurance — 0.6%
132,400	AIA Group Ltd., (Hong Kong)	890,356
1,102	Allianz SE, (Germany)	163,768
4,000	Allied World Assurance Co. Holdings AG, (Switzerland)	161,680
4,500	Assured Guaranty Ltd., (Bermuda)	124,875
33,235	Aviva plc, (United Kingdom)	189,641
13,546	AXA S.A., (France)	288,018
28,423	Direct Line Insurance Group plc, (United Kingdom)	134,263

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
860	Muenchener Rueckversicherungs-Gesellschaft AG, (Germany)	160,619
17,500	Ping An Insurance Group Co. of China Ltd., (China), Class H	91,738
25,042	Prudential plc, (United Kingdom)	443,911
1,225	RenaissanceRe Holdings Ltd., (Bermuda)	147,196
24,276	RSA Insurance Group plc, (United Kingdom)	171,452
8,446	Sampo OYJ, (Finland), Class A	375,234
22,777	Storebrand ASA, (Norway) (a)	112,887
6,300	Sun Life Financial, Inc., (Canada)	204,998
6,300	Tokio Marine Holdings, Inc., (Japan)	241,605

		3,902,241

	Total Financials	9,416,721

	Health Care — 1.2%
	Biotechnology — 0.1%
1,333	CSL Ltd., (Australia)	109,613
3,097	Genmab A/S, (Denmark) (a)	530,060
4,656	Grifols S.A., (Preference Shares), (Spain), Class B	74,561
950	Shire plc, ADR	184,167
1,050	Vertex Pharmaceuticals, Inc. (a)	91,571

		989,972

	Health Care Equipment & Supplies — 0.2%
6,400	Boston Scientific Corp. (a)	152,320
6,966	Elekta AB, (Sweden), Class B (a)	67,445
2,030	Essilor International S.A., (France)	261,861
5,839	GN Store Nord A/S, (Denmark)	125,914
2,245	Medtronic plc, (Ireland)	193,968
445	Sonova Holding AG, (Switzerland)	63,099
5,000	Sysmex Corp., (Japan)	370,968

		1,235,575

	Health Care Providers & Services — 0.2%
1,875	Centene Corp. (a)	125,550
5,275	DaVita, Inc. (a)	348,519
1,700	Envision Healthcare Holdings, Inc. (a)	37,859
4,026	Fresenius SE & Co. KGaA, (Germany)	321,603
2,200	Miraca Holdings, Inc., (Japan)	109,700
3,900	Premier, Inc., Class A (a)	126,126
1,125	Universal Health Services, Inc., Class B	138,623

		1,207,980

	Life Sciences Tools & Services — 0.0% (g)
2,500	Patheon N.V., (Netherlands) (a)	74,075

	Pharmaceuticals — 0.7%
20,500	Astellas Pharma, Inc., (Japan)	320,191
8,830	AstraZeneca plc, (United Kingdom)	571,759
4,700	Bayer AG, (Germany)	472,022
2,900	GlaxoSmithKline plc, (United Kingdom), ADR	125,077
7,331	Novartis AG, (Switzerland)	578,565
16,142	Novo Nordisk A/S, (Denmark), Class B	672,778
4,495	Roche Holding AG, (Switzerland)	1,117,001
3,824	Sanofi, (France)	291,201
2,900	Takeda Pharmaceutical Co., Ltd., (Japan)	138,996

		4,287,590

	Total Health Care	7,795,192

	Industrials — 1.4%
	Aerospace & Defense — 0.2%
3,428	Airbus Group SE, (France)	207,912
2,550	Hexcel Corp.	112,965
1,100	L-3 Communications Holdings, Inc.	165,803
19,924	Meggitt plc, (United Kingdom)	116,291
1,325	Rockwell Collins, Inc.	111,751
13,677	Rolls-Royce Holdings plc, (United Kingdom) (a)	127,602
6,224	Safran S.A., (France)	447,643
350	TransDigm Group, Inc. (a)	101,192
9,814	Zodiac Aerospace, (France)	238,849

		1,630,008

	Airlines — 0.0% (g)
1,850	Ryanair Holdings plc, (Ireland), ADR	138,806

	Building Products — 0.1%
20,879	Assa Abloy AB, (Sweden), Class B	424,004

	Commercial Services & Supplies — 0.0% (g)
139,960	China Everbright International Ltd., (Hong Kong)	167,799
2,325	Copart, Inc. (a)	124,527

		292,326

	Electrical Equipment — 0.2%
6,778	ABB Ltd., (Switzerland) (a)	152,762
2,150	AMETEK, Inc.	102,727
850	Hubbell, Inc.	91,579
2,526	Legrand S.A., (France)	148,906
26,000	Mitsubishi Electric Corp., (Japan)	333,234
1,900	Nidec Corp., (Japan)	175,623

		1,004,831

	Industrial Conglomerates — 0.2%
16,964	CK Hutchison Holdings Ltd., (Hong Kong)	216,838
2,047	DCC plc, (Ireland)	185,984
5,100	Jardine Matheson Holdings Ltd., (Hong Kong)	309,111
7,290	Koninklijke Philips N.V., (Netherlands)	215,708
20,600	Sembcorp Industries Ltd., (Singapore)	39,423
3,155	Siemens AG, (Germany)	369,956

		1,337,020

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — 0.3%
2,500	FANUC Corp., (Japan)	422,289
2,300	Glory Ltd., (Japan)	75,840
1,600	Hoshizaki Corp., (Japan)	146,009
5,900	Kubota Corp., (Japan)	89,300
800	Lincoln Electric Holdings, Inc.	50,096
2,100	SMC Corp., (Japan)	606,339
6,500	THK Co., Ltd., (Japan)	127,856
1,225	WABCO Holdings, Inc. (a)	139,074

		1,656,803

	Marine — 0.0% (g)
74	AP Moeller - Maersk A/S, (Denmark), Class B	108,846
24,000	Nippon Yusen KK, (Japan)	44,936

		153,782

	Professional Services — 0.2%
2,180	DKSH Holding AG, (Switzerland)	160,368
2,025	Equifax, Inc.	272,525
6,800	Nielsen Holdings plc	364,276
2,200	Recruit Holdings Co., Ltd., (Japan)	89,745
1,350	Verisk Analytics, Inc. (a)	109,728

		996,642

	Road & Rail — 0.1%
3,025	Avis Budget Group, Inc. (a)	103,485
1,315	Canadian National Railway Co., (Canada)	86,001
1,000	Central Japan Railway Co., (Japan)	171,205
1,600	Genesee & Wyoming, Inc., Class A (a)	110,320
1,375	J.B. Hunt Transport Services, Inc.	111,568

		582,579

	Trading Companies & Distributors — 0.1%
3,250	AerCap Holdings N.V., (Ireland) (a)	125,092
1,875	Brenntag AG, (Germany)	102,467
6,900	Mitsubishi Corp., (Japan)	157,293
18,700	Sumitomo Corp., (Japan)	209,340

		594,192

	Transportation Infrastructure — 0.0% (g)
41,201	Sydney Airport, (Australia)	220,840

	Total Industrials	9,031,833

	Information Technology — 1.3%
	Communications Equipment — 0.0% (g)
13,586	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	98,095

	Electronic Equipment, Instruments & Components — 0.4%
1,950	Amphenol Corp., Class A	126,594
1,800	Dolby Laboratories, Inc., Class A	97,722
19,100	Hamamatsu Photonics KK, (Japan)	587,620
1,240	Keyence Corp., (Japan)	908,535
3,900	Murata Manufacturing Co., Ltd., (Japan)	509,079
3,200	Omron Corp., (Japan)	115,184

		2,344,734

	Internet Software & Services — 0.1%
1,155	Alibaba Group Holding Ltd., (China), ADR (a)	122,187
450	Baidu, Inc., (China), ADR (a)	81,932
525	CoStar Group, Inc. (a)	113,678
3,700	Kakaku.com, Inc., (Japan)	66,999
87	NAVER Corp., (South Korea)	70,041
5,400	Tencent Holdings Ltd., (China)	150,131
56,200	Yahoo! Japan Corp., (Japan)	224,171

		829,139

	IT Services — 0.3%
1,125	Alliance Data Systems Corp. (a)	241,346
8,860	Amadeus IT Group S.A., (Spain)	442,229
3,150	Amdocs Ltd.	182,228
4,100	Booz Allen Hamilton Holding Corp.	129,601
1,600	Fidelity National Information Services, Inc.	123,248
725	FleetCor Technologies, Inc. (a)	125,954
1,925	Gartner, Inc. (a)	170,266
2,200	Global Payments, Inc.	168,872
9,100	Infosys Ltd., (India), ADR	143,598
3,400	NeuStar, Inc., Class A (a)	90,406
2,550	Vantiv, Inc., Class A (a)	143,489

		1,961,237

	Semiconductors & Semiconductor Equipment — 0.3%
5,329	ASML Holding N.V., (Netherlands)	584,010
1,230	Broadcom Ltd., (Singapore)	212,200
1,050	NXP Semiconductors N.V., (Netherlands) (a)	107,110
54,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	317,420
14,595	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	446,461
1,700	Tokyo Electron Ltd., (Japan)	150,253
2,725	Xilinx, Inc.	148,076

		1,965,530

	Software — 0.2%
1,450	Electronic Arts, Inc. (a)	123,830
2,818	Gemalto N.V., (Netherlands)	180,547
2,000	Oracle Corp., (Japan)	112,996
3,924	SAP SE, (Germany)	358,859
3,600	SS&C Technologies Holdings, Inc.	115,740
2,200	Trend Micro, Inc., (Japan)	76,747
300	Tyler Technologies, Inc. (a)	51,369

		1,020,088

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 0.0% (g)
111	Samsung Electronics Co., Ltd., (South Korea)	161,701

	Total Information Technology	8,380,524

	Materials — 0.4%
	Chemicals — 0.3%
2,084	Air Liquide S.A., (France)	223,481
47,000	Asahi Kasei Corp., (Japan)	374,551
1,898	BASF SE, (Germany)	162,517
1,894	Covestro AG, (Germany) (e)	112,083
1,125	Ecolab, Inc.	136,935
72	Givaudan S.A., (Switzerland)	146,788
750	International Flavors & Fragrances, Inc.	107,227
2,550	RPM International, Inc.	136,986
1,300	Taiyo Nippon Sanso Corp., (Japan)	13,564
7,000	Tosoh Corp., (Japan)	43,145
1,963	Umicore S.A., (Belgium)	123,255

		1,580,532

	Construction Materials — 0.0% (g)
750	Martin Marietta Materials, Inc.	134,333

	Containers & Packaging — 0.0% (g)
3,000	Sealed Air Corp.	137,460

	Metals & Mining — 0.1%
7,914	Antofagasta plc, (Chile)	53,609
3,648	BHP Billiton Ltd., (Australia)	63,192
6,678	BHP Billiton plc, (Australia)	100,427
1,577	Rio Tinto Ltd., (United Kingdom)	62,734
1,895	Rio Tinto plc, (United Kingdom)	62,983
59,439	South32 Ltd., (Australia)	110,748

		453,693

	Paper & Forest Products — 0.0% (g)
11,324	Stora Enso OYJ, (Finland), Class R	100,594

	Total Materials	2,406,612

	Real Estate — 0.2%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
6,858	Great Portland Estates plc, (United Kingdom)	56,240
28,781	Scentre Group, (Australia)	103,905
532	Unibail-Rodamco SE, (France)	143,444

		303,589

	Real Estate Management & Development — 0.1%
5,325	CBRE Group, Inc., Class A (a)	148,994
17,964	Cheung Kong Property Holdings Ltd., (Hong Kong)	132,141
12,634	Deutsche Wohnen AG, (Germany)	459,727
3,000	Mitsui Fudosan Co., Ltd., (Japan)	63,823

		804,685

	Total Real Estate	1,108,274

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.3%
3,686	KT Corp., (South Korea)	106,952
1,750	Level 3 Communications, Inc. (a)	81,165
9,300	Nippon Telegraph & Telephone Corp., (Japan)	425,345
3,850	SBA Communications Corp., Class A (a)	431,816
48,700	Singapore Telecommunications Ltd., (Singapore)	142,442
27,230	TDC A/S, (Denmark) (a)	160,368
131,294	Telecom Italia S.p.A., (Italy), FDR	89,128
46,046	Telefonica Deutschland Holding AG, (Germany)	185,654
13,876	Telefonica S.A., (Spain)	140,329
11,784	Telstra Corp., Ltd., (Australia)	46,984
3,300	Zayo Group Holdings, Inc. (a)	98,043

		1,908,226

	Wireless Telecommunication Services — 0.3%
5,800	America Movil S.A.B. de C.V., (Mexico), Class L, ADR	66,352
6,500	KDDI Corp., (Japan)	201,383
9,500	NTT DOCOMO, Inc., (Japan)	241,329
8,300	SoftBank Group Corp., (Japan)	537,911
122,060	Vodafone Group plc, (United Kingdom)	350,059
11,000	Vodafone Group plc, (United Kingdom), ADR	320,650

		1,717,684

	Total Telecommunication Services	3,625,910

	Utilities — 0.1%
	Electric Utilities — 0.0% (g)
5,481	SSE plc, (United Kingdom)	111,296

	Multi-Utilities — 0.1%
6,666	E.ON SE, (Germany)	47,379
12,913	Engie S.A., (France)	200,212
21,837	National Grid plc, (United Kingdom)	308,400

		555,991

	Total Utilities	667,287

	Total Common Stocks (Cost $49,175,223)	58,369,271

Exchange-Traded Funds — 47.5%
	International Equity — 15.7%
1,497,250	iShares MSCI EAFE ETF	88,532,392
1,026,450	iShares MSCI Japan ETF	12,871,683

	Total International Equity	101,404,075

	U.S. Equity — 31.8%
115,000	iShares Core S&P 500 ETF	25,019,400

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — continued
	U.S. Equity — continued
114,850	iShares Core S&P Mid Cap ETF	17,768,444
750,500	SPDR S&P500 ETF Trust	162,333,150

	Total U.S. Equity	205,120,994

	Total Exchange-Traded Funds (Cost $284,760,598)	306,525,069

Alternative Investment — 2.8%
	Alternative Assets — 2.8%
132,447	Marshall Wace UCITS Fund plc - MW TOPS UCITS Fund, (Ireland), Class F Shares (a) (u) (Cost $14,869,200)	18,281,329

Investment Companies — 39.2%
	Alternative Assets — 2.6%
826,745	AQR Managed Futures Strategy Fund, Class R6 Shares	8,374,928
923,928	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares	8,675,687

	Total Alternative Assets	17,050,615

	Fixed Income — 14.9% (b)
925,926	Goldman Sachs Emerging Markets Debt Fund, Class I Shares	12,129,630
3,011,384	JPMorgan Core Bond Fund, Class R6 Shares	36,076,380
564,914	JPMorgan Core Plus Bond Fund, Class R6 Shares	4,762,222
1,690,354	JPMorgan Corporate Bond Fund, Class R6 Shares	17,427,546
1,449,275	JPMorgan High Yield Fund, Class R6 Shares	10,637,681
1,334,498	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	15,493,523

	Total Fixed Income	96,526,982

	International Equity — 7.7%
2,310,452	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	43,205,449
283,655	Oakmark International Fund, Class I Shares	6,143,968

	Total International Equity	49,349,417

	Money Market — 2.6%
16,739,934	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.840% (b) (l)	16,739,934

	Total Money Market	16,739,934

	U.S. Equity — 11.4%
800,630	JPMorgan Equity Focus Fund, Select Class Shares (b)	20,974,990
1,227,981	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	34,530,831
442,870	Parnassus Core Equity Fund, Institutional Class Shares	17,573,073

	Total U.S. Equity	73,078,894

	Total Investment Companies (Cost $228,567,237)	252,745,842

	Total Investments — 98.5% (Cost $577,372,258)	635,921,511
	Other Assets in Excess of Liabilities — 1.5% (s)	9,529,731

	NET ASSETS — 100.0%	$645,451,242

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	89.4%
Ireland	3.0
Japan	1.8
United Kingdom	1.4
Others (each less than 1.0%)	4.4%

*	Percentages indicated are based on total investments as of September 30, 2016.

NOTES TO CONSOLIDATED SCHEDULES OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depository Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of September 30, 2016.
(s)	—	A portion of the Fund’s cash is held by the subsidiary.
(u)	—	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-A, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,699,526
Aggregate gross unrealized depreciation	(6,150,273)

Net unrealized appreciation/depreciation	$58,549,253

Federal income tax cost of investments	$577,372,258

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of March 31, 2016, net assets of the Fund were $645,451,242 of which $61,648, or approximately less than 0.1%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments include positions of the Fund and its Subsidiary. Subsequent references to the Fund within the Notes to CSOI includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instrumentsare valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$2,261,859	$5,740,570	$1	$8,002,430
Consumer Staples	251,352	5,804,636	—	6,055,988
Energy	764,382	1,114,118	—	1,878,500
Financials	2,010,545	7,406,176	—	9,416,721
Health Care	1,597,855	6,197,337	—	7,795,192
Industrials	2,730,626	6,301,207	—	9,031,833
Information Technology	3,265,907	5,114,617	—	8,380,524
Materials	652,941	1,753,671	—	2,406,612
Real Estate	148,994	959,280	—	1,108,274
Telecommunication Services	998,026	2,627,884	—	3,625,910
Utilities	—	667,287	—	667,287

Total Common Stocks	14,682,487	43,686,783	1	58,369,271

Exchange Traded Funds	306,525,069	—	—	306,525,069
Investment Companies	252,745,842	—	—	252,745,842

Total Investments in Securities	$573,953,398	$43,686,783	$1	$617,640,182

As of September 30, 2016, an Alternative Investment with a fair value of $18,281,329 has not been categorized in the fair value hierarchy as the Alterative Investment was measured using the NAV per share as a practical expedient.

There were no significant transfers among any levels during the period ended September 30, 2016.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
Consumer Discretionary — 13.0%
	Auto Components — 0.3%
257	Delphi Automotive plc, (United Kingdom)	18,342
37	Johnson Controls International plc	1,730
20	Magna International, Inc., (Canada)	842

		20,914

	Automobiles — 0.5%
486	Ford Motor Co.	5,870
1,039	General Motors Co.	33,004

		38,874

	Hotels, Restaurants & Leisure — 1.4%
401	Royal Caribbean Cruises Ltd.	30,075
871	Starbucks Corp.	47,143
325	Yum! Brands, Inc.	29,492

		106,710

	Household Durables — 0.7%
422	D.R. Horton, Inc.	12,754
129	Harman International Industries, Inc.	10,929
37	Mohawk Industries, Inc. (a)	7,332
73	Newell Brands, Inc.	3,855
557	PulteGroup, Inc.	11,162
203	Toll Brothers, Inc. (a)	6,050

		52,082

	Internet & Direct Marketing Retail — 1.9%
171	Amazon.com, Inc. (a)	143,147

	Media — 4.1%
198	Charter Communications, Inc., Class A (a)	53,373
1,324	Comcast Corp., Class A	87,808
377	DISH Network Corp., Class A (a)	20,669
2,491	Sirius XM Holdings, Inc. (a)	10,389
977	Time Warner, Inc.	77,796
2,863	Twenty-First Century Fox, Inc., Class A	69,341

		319,376

	Multiline Retail — 0.3%
365	Dollar General Corp.	25,511

	Specialty Retail — 3.5%
477	Best Buy Co., Inc.	18,204
613	Home Depot, Inc. (The)	78,932
1,039	Lowe’s Cos., Inc.	74,992
123	O’Reilly Automotive, Inc. (a)	34,336
146	Ross Stores, Inc.	9,375
20	Signet Jewelers Ltd.	1,468
21	Tiffany & Co.	1,540
740	TJX Cos., Inc. (The)	55,337

		274,184

	Textiles, Apparel & Luxury Goods — 0.3%
135	NIKE, Inc., Class B	7,087
14	PVH Corp.	1,569
46	Ralph Lauren Corp.	4,693
213	V.F. Corp.	11,938

		25,287

	Total Consumer Discretionary	1,006,085

Consumer Staples — 9.3%
	Beverages — 3.5%
10	Boston Beer Co., Inc. (The), Class A (a)	1,553
1,022	Coca-Cola Co. (The)	43,269
269	Constellation Brands, Inc., Class A	44,817
42	Dr. Pepper Snapple Group, Inc.	3,817
531	Molson Coors Brewing Co., Class B	58,272
1,067	PepsiCo, Inc.	116,080

		267,808

	Food & Staples Retailing — 1.6%
301	Costco Wholesale Corp.	45,951
1,105	Kroger Co. (The)	32,796
581	Walgreens Boots Alliance, Inc.	46,816

		125,563

	Food Products — 1.1%
71	Archer-Daniels-Midland Co.	2,994
145	Hershey Co. (The)	13,843
11	JM Smucker Co. (The)	1,532
1,555	Mondelez International, Inc., Class A	68,269

		86,638

	Household Products — 2.0%
515	Kimberly-Clark Corp.	64,959
993	Procter & Gamble Co. (The)	89,086

		154,045

	Tobacco — 1.1%
434	Philip Morris International, Inc.	42,174
942	Reynolds American, Inc.	44,397

		86,571

	Total Consumer Staples	720,625

Energy — 7.1%
	Energy Equipment & Services — 0.7%
404	Halliburton Co.	18,126
408	Schlumberger Ltd.	32,046

		50,172

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — 6.4%
492	Cabot Oil & Gas Corp.	12,681
661	Chevron Corp.	68,032
100	Concho Resources, Inc. (a)	13,708
477	ConocoPhillips	20,756
214	Diamondback Energy, Inc. (a)	20,678
448	EOG Resources, Inc.	43,303
381	EQT Corp.	27,689
1,690	Exxon Mobil Corp.	147,511
508	Kinder Morgan, Inc.	11,755
236	Marathon Petroleum Corp.	9,563
629	Occidental Petroleum Corp.	45,843
276	Pioneer Natural Resources Co.	51,271
453	Valero Energy Corp.	24,008

		496,798

	Total Energy	546,970

Financials — 13.0%
	Banks — 4.8%
6,125	Bank of America Corp.	95,853
2,178	Citigroup, Inc.	102,885
264	Citizens Financial Group, Inc.	6,517
1,513	KeyCorp	18,413
1,384	Regions Financial Corp.	13,660
35	SVB Financial Group (a)	3,913
2,693	Wells Fargo & Co.	119,256
250	Zions Bancorporation	7,752

		368,249

	Capital Markets — 3.3%
440	Bank of New York Mellon Corp. (The)	17,539
127	BlackRock, Inc.	46,156
1,544	Charles Schwab Corp. (The)	48,743
111	Goldman Sachs Group, Inc. (The)	17,917
134	Intercontinental Exchange, Inc.	36,148
1,848	Morgan Stanley	59,243
378	State Street Corp.	26,348
168	TD Ameritrade Holding Corp.	5,925

		258,019

	Consumer Finance — 0.9%
224	Ally Financial, Inc.	4,352
189	American Express Co.	12,116
458	Capital One Financial Corp.	32,868
338	Discover Financial Services	19,103

		68,439

	Diversified Financial Services — 1.3%
707	Berkshire Hathaway, Inc., Class B (a)	102,111
2	Voya Financial, Inc.	52

		102,163

	Insurance — 2.7%
606	American International Group, Inc.	35,978
486	Arthur J. Gallagher & Co.	24,725
422	Chubb Ltd., (Switzerland)	53,024
57	Everest Re Group Ltd., (Bermuda)	10,885
124	Hartford Financial Services Group, Inc. (The)	5,323
1,511	MetLife, Inc.	67,131
362	XL Group Ltd., (Bermuda)	12,157

		209,223

	Total Financials	1,006,093

Health Care — 14.5%
	Biotechnology — 3.2%
212	Alexion Pharmaceuticals, Inc. (a)	26,015
46	Amgen, Inc.	7,640
193	Biogen, Inc. (a)	60,265
40	BioMarin Pharmaceutical, Inc. (a)	3,682
543	Celgene Corp. (a)	56,747
891	Gilead Sciences, Inc.	70,478
227	Vertex Pharmaceuticals, Inc. (a)	19,772

		244,599

	Health Care Equipment & Supplies — 1.8%
1,369	Abbott Laboratories	57,903
44	Becton, Dickinson and Co.	7,836
2,060	Boston Scientific Corp. (a)	49,035
167	Danaher Corp.	13,055
90	Stryker Corp.	10,476

		138,305

	Health Care Providers & Services — 2.8%
393	Aetna, Inc.	45,350
45	Anthem, Inc.	5,667
114	Cigna Corp.	14,815
50	HCA Holdings, Inc. (a)	3,751
159	Humana, Inc.	28,113
22	Laboratory Corp. of America Holdings (a)	3,066
105	McKesson Corp.	17,475
71	Quest Diagnostics, Inc.	5,975
649	UnitedHealth Group, Inc.	90,916

		215,128

	Life Sciences Tools & Services — 0.7%
104	Agilent Technologies, Inc.	4,874
126	Illumina, Inc. (a)	22,944
179	Thermo Fisher Scientific, Inc.	28,535

		56,353

	Pharmaceuticals — 6.0%
269	Allergan plc (a)	61,953
1,521	Bristol-Myers Squibb Co.	82,014
903	Eli Lilly & Co.	72,473

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
657	Johnson & Johnson	77,609
558	Merck & Co., Inc.	34,850
149	Mylan N.V. (a)	5,684
3,871	Pfizer, Inc.	131,119

		465,702

	Total Health Care	1,120,087

Industrials — 9.6%
	Aerospace & Defense — 1.7%
237	General Dynamics Corp.	36,739
101	L-3 Communications Holdings, Inc.	15,246
95	Northrop Grumman Corp.	20,347
110	Textron, Inc.	4,383
488	United Technologies Corp.	49,569

		126,284

	Air Freight & Logistics — 0.1%
70	United Parcel Service, Inc., Class B	7,655

	Airlines — 0.7%
730	Delta Air Lines, Inc.	28,749
487	United Continental Holdings, Inc. (a)	25,552

		54,301

	Building Products — 0.5%
302	Allegion plc, (Ireland)	20,790
23	Lennox International, Inc.	3,668
442	Masco Corp.	15,148

		39,606

	Construction & Engineering — 0.1%
181	Fluor Corp.	9,289

	Electrical Equipment — 0.6%
710	Eaton Corp. plc	46,661

	Industrial Conglomerates — 2.3%
3,181	General Electric Co.	94,228
723	Honeywell International, Inc.	84,307

		178,535

	Machinery — 2.1%
160	Cummins, Inc.	20,443
64	Deere & Co.	5,454
58	Fortive Corp.	2,973
163	Ingersoll-Rand plc	11,088
712	PACCAR, Inc.	41,872
43	Parker-Hannifin Corp.	5,398
63	Pentair plc, (United Kingdom)	4,073
159	Snap-on, Inc.	24,186
373	Stanley Black & Decker, Inc.	45,820

		161,307

	Road & Rail — 1.5%
210	Canadian Pacific Railway Ltd., (Canada)	32,067
857	Union Pacific Corp.	83,612

		115,679

	Total Industrials	739,317

Information Technology — 21.7%
	Communications Equipment — 0.5%
1,225	Cisco Systems, Inc.	38,848

	Electronic Equipment, Instruments & Components — 0.6%
767	TE Connectivity Ltd., (Switzerland)	49,354

	Internet Software & Services — 5.1%
189	Alphabet, Inc., Class A (a)	152,144
118	Alphabet, Inc., Class C (a)	91,876
1,173	Facebook, Inc., Class A (a)	150,459

		394,479

	IT Services — 3.7%
883	Accenture plc, (Ireland), Class A	107,913
17	Automatic Data Processing, Inc.	1,526
480	Cognizant Technology Solutions Corp., Class A (a)	22,896
548	Fidelity National Information Services, Inc.	42,238
11	Global Payments, Inc.	825
76	MasterCard, Inc.	7,746
187	PayPal Holdings, Inc. (a)	7,651
138	Vantiv, Inc., Class A (a)	7,761
938	Visa, Inc., Class A	77,555
92	WEX, Inc. (a)	9,944

		286,055

	Semiconductors & Semiconductor Equipment — 3.6%
447	Analog Devices, Inc.	28,815
544	Broadcom Ltd., (Singapore)	93,852
713	Lam Research Corp.	67,518
283	NXP Semiconductors N.V., (Netherlands) (a)	28,876
796	Texas Instruments, Inc.	55,837

		274,898

	Software — 4.3%
713	Adobe Systems, Inc. (a)	77,357
4,185	Microsoft Corp.	241,046
281	Oracle Corp.	11,030
49	Workday, Inc., Class A (a)	4,525

		333,958

	Technology Hardware, Storage & Peripherals — 3.9%
2,295	Apple, Inc.	259,496
176	Hewlett Packard Enterprise Co.	4,006

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — continued
2,110	HP, Inc.	32,764
3	Western Digital Corp.	147

		296,413

	Total Information Technology	1,674,005

Materials — 2.8%
	Chemicals — 2.0%
636	Dow Chemical Co. (The)	32,960
708	E.I. du Pont de Nemours & Co.	47,405
620	Eastman Chemical Co.	41,934
37	Monsanto Co.	3,761
1,088	Mosaic Co. (The)	26,617

		152,677

	Construction Materials — 0.1%
42	Martin Marietta Materials, Inc.	7,469

	Containers & Packaging — 0.6%
433	Crown Holdings, Inc. (a)	24,742
221	Sealed Air Corp.	10,117
297	WestRock Co.	14,379

		49,238

	Metals & Mining — 0.1%
191	Newmont Mining Corp.	7,516
84	United States Steel Corp.	1,582

		9,098

	Total Materials	218,482

Real Estate — 2.6%
	Equity Real Estate Investment Trusts (REITs) — 2.6%
54	American Tower Corp.	6,086
148	Apartment Investment & Management Co., Class A	6,781
228	AvalonBay Communities, Inc.	40,496
17	Boston Properties, Inc.	2,378
241	DiamondRock Hospitality Co.	2,189
46	Equinix, Inc.	16,680
17	Essex Property Trust, Inc.	3,786
28	Extra Space Storage, Inc.	2,223
382	HCP, Inc.	14,489
657	Kimco Realty Corp.	19,019
90	LaSalle Hotel Properties	2,158
94	Liberty Property Trust	3,809
18	Macerich Co. (The)	1,464
263	Prologis, Inc.	14,054
25	Public Storage	5,601
87	Regency Centers Corp.	6,726
149	Simon Property Group, Inc.	30,784
106	SL Green Realty Corp.	11,491
318	STORE Capital Corp.	9,363

	Total Real Estate	199,577

Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.7%
2,334	AT&T, Inc.	94,772
643	Verizon Communications, Inc.	33,411

		128,183

	Wireless Telecommunication Services — 0.2%
357	T-Mobile US, Inc. (a)	16,672

	Total Telecommunication Services	144,855

Utilities — 3.2%
	Electric Utilities — 2.0%
445	Edison International	32,166
114	Exelon Corp.	3,778
527	NextEra Energy, Inc.	64,444
254	PG&E Corp.	15,532
872	Xcel Energy, Inc.	35,873

		151,793

	Multi-Utilities — 1.2%
670	CMS Energy Corp.	28,149
685	Public Service Enterprise Group, Inc.	28,674
244	Sempra Energy	26,133
139	WEC Energy Group, Inc.	8,331

		91,287

	Total Utilities	243,080

	Total Common Stocks (Cost $6,612,908)	7,619,176

PRINCIPAL AMOUNT($)
Short-Term Investments — 0.7%
	U.S. Treasury Obligation — 0.2%
8,046	U.S. Treasury Bill, 0.484%, 03/30/17 (k) (n)	8,029

SHARES
	Investment Company — 0.5%
40,806	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l)	40,806

	Total Short-Term Investments (Cost $48,833)	48,835

	Total Investments — 99.4% (Cost $6,661,741)	7,668,011
	Other Assets in Excess of Liabilities — 0.6%	49,879

	NET ASSETS — 100.0%	$7,717,890

Percentages indicated are based on net assets.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
863	E-mini S&P 500	12/16/16	USD	$93,221	$711

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,130,677
Aggregate gross unrealized depreciation	(124,407)

Net unrealized appreciation/depreciation	$1,006,270

Federal income tax cost of investments	$6,661,741

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,659,982	$8,029	$—	$7,668,011

Appreciation in Other Financial Instruments
Futures Contracts	$711	$—	$—	$711

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 51.1%
		Consumer Discretionary — 7.5%
		Auto Components — 0.5%
1		American Axle & Manufacturing Holdings, Inc. (a)	16
10		Continental AG, (Germany)	2,038
11		Cooper Tire & Rubber Co.	415
6		Dana, Inc.	101
18		Delphi Automotive plc, (United Kingdom)	1,258
8		Hankook Tire Co., Ltd., (South Korea)	414
4		Hyundai Mobis Co., Ltd., (South Korea)	1,063
–	(h)	Magna International, Inc., (Canada)	6
1		Mando Corp., (South Korea)	295
9		Stoneridge, Inc. (a)	158
2		Tenneco, Inc. (a)	118
77		Tong Yang Industry Co., Ltd., (Taiwan)	183
188		Xinyi Glass Holdings Ltd., (Hong Kong) (a)	171

			6,236

		Automobiles — 0.9%
997		Astra International Tbk PT, (Indonesia)	633
13		Daimler AG, (Germany)	946
28		Ford Motor Co.	333
510		Geely Automobile Holdings Ltd., (China)	459
129		General Motors Co.	4,094
240		Great Wall Motor Co., Ltd., (China), Class H	236
256		Guangzhou Automobile Group Co., Ltd., (China), Class H	331
39		Honda Motor Co., Ltd., (Japan)	1,111
3		Kia Motors Corp., (South Korea)	113
10		Renault S.A., (France)	850
31		Suzuki Motor Corp., (Japan)	1,032
9		Tata Motors Ltd., (India), ADR	372
2		Tesla Motors, Inc. (a)	505
21		Tofas Turk Otomobil Fabrikasi A.S., (Turkey)	152
23		Toyota Motor Corp., (Japan)	1,340

			12,507

		Distributors — 0.2%
10		Genuine Parts Co.	1,039
11		Jardine Cycle & Carriage Ltd., (Singapore)	347
22		LKQ Corp. (a)	763

			2,149

		Diversified Consumer Services — 0.1%
4		Ascent Capital Group, Inc., Class A (a)	83
6		Houghton Mifflin Harcourt Co. (a)	87
2		K12, Inc. (a)	34
4		New Oriental Education & Technology Group, Inc., (China), ADR (a)	192
16		Regis Corp. (a)	195
4		Strayer Education, Inc. (a)	165

			756

		Hotels, Restaurants & Leisure — 1.1%
21		Accor S.A., (France)	844
17		Aramark	659
2		Bloomin’ Brands, Inc.	38
1		Boyd Gaming Corp. (a)	19
9		Brinker International, Inc.	444
–	(h)	DineEquity, Inc.	18
74		Hilton Worldwide Holdings, Inc.	1,688
13		InterContinental Hotels Group plc, (United Kingdom)	544
1		Intrawest Resorts Holdings, Inc. (a)	9
4		Isle of Capri Casinos, Inc. (a)	88
3		Jack in the Box, Inc.	319
10		Kangwon Land, Inc., (South Korea)	342
43		La Quinta Holdings, Inc. (a)	485
7		McDonald’s Corp.	796
18		Norwegian Cruise Line Holdings Ltd. (a)	695
13		Oriental Land Co., Ltd., (Japan)	792
9		Red Rock Resorts, Inc., Class A	215
11		Restaurant Brands International, Inc., (Canada)	509
25		Royal Caribbean Cruises Ltd.	1,872
7		Ruby Tuesday, Inc. (a)	18
182		Sands China Ltd., (Hong Kong)	799
2		Scientific Games Corp., Class A (a)	17
10		Sonic Corp.	259
2		Speedway Motorsports, Inc.	40
40		Starbucks Corp.	2,185
294		Wynn Macau Ltd., (China)	491
2		Yum! Brands, Inc.	211

			14,396

		Household Durables — 0.6%
36		Arcelik A.S., (Turkey)	252
4		Coway Co., Ltd., (South Korea)	306
1		CSS Industries, Inc.	18
29		D.R. Horton, Inc.	889
28		Electrolux AB, (Sweden), Series B	692
11		Harman International Industries, Inc.	898
2		Leggett & Platt, Inc.	100
10		Mohawk Industries, Inc. (a)	1,996

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Household Durables — continued
73		MRV Engenharia e Participacoes S.A., (Brazil)	267
2		NACCO Industries, Inc., Class A	109
8		Newell Brands, Inc.	416
–	(h)	NVR, Inc. (a)	246
22		Persimmon plc, (United Kingdom)	506
4		PulteGroup, Inc.	80
300		Skyworth Digital Holdings Ltd., (Hong Kong)	218
90		Steinhoff International Holdings N.V., (Netherlands)	516
317		Taylor Wimpey plc, (United Kingdom)	632
19		Toll Brothers, Inc. (a)	565

			8,706

		Internet & Direct Marketing Retail — 0.8%
10		Amazon.com, Inc. (a)	8,186
6		Expedia, Inc.	694
8		Netflix, Inc. (a)	810
1		Priceline Group, Inc. (The) (a)	1,469
10		Wayfair, Inc., Class A (a)	394

			11,553

		Leisure Products — 0.0% (g)
5		JAKKS Pacific, Inc. (a)	47

		Media — 1.4%
10		CBS Corp. (Non-Voting), Class B	554
8		Charter Communications, Inc., Class A (a)	2,248
34		Clear Channel Outdoor Holdings, Inc., Class A	196
40		Comcast Corp., Class A	2,656
20		Dentsu, Inc., (Japan)	1,023
43		DISH Network Corp., Class A (a)	2,352
24		Entercom Communications Corp., Class A	305
26		Media General, Inc. (a)	479
6		Naspers Ltd., (South Africa), Class N	960
6		Nexstar Broadcasting Group, Inc., Class A	356
16		Sinclair Broadcast Group, Inc., Class A	475
18		Sirius XM Holdings, Inc. (a)	74
46		Time Warner, Inc.	3,682
94		Twenty-First Century Fox, Inc., Class A	2,266
18		Twenty-First Century Fox, Inc., Class B	439
5		Walt Disney Co. (The)	494
50		WPP plc, (United Kingdom)	1,167

			19,726

		Multiline Retail — 0.2%
4		Big Lots, Inc.	168
–	(h)	Dillard’s, Inc., Class A	27
17		Dollar General Corp.	1,177
14		Izumi Co., Ltd., (Japan)	599
26		Kohl’s Corp.	1,124

			3,095

		Specialty Retail — 1.3%
7		Abercrombie & Fitch Co., Class A	105
–	(h)	At Home Group, Inc. (a)	5
1		AutoZone, Inc. (a)	675
12		Bed Bath & Beyond, Inc.	535
37		Best Buy Co., Inc.	1,422
6		Burlington Stores, Inc. (a)	470
5		Children’s Place, Inc. (The)	409
211		Dixons Carphone plc, (United Kingdom)	1,006
20		Gap, Inc. (The)	443
11		GNC Holdings, Inc., Class A	232
35		Home Depot, Inc. (The)	4,469
106		Kingfisher plc, (United Kingdom)	517
61		Lowe’s Cos., Inc.	4,405
1		O’Reilly Automotive, Inc. (a)	245
25		Pier 1 Imports, Inc.	107
1		Ross Stores, Inc.	67
–	(h)	Signet Jewelers Ltd.	10
11		Tiffany & Co.	795
20		TJX Cos., Inc. (The)	1,516
3		Ulta Salon Cosmetics & Fragrance, Inc. (a)	599

			18,032

		Textiles, Apparel & Luxury Goods — 0.4%
5		adidas AG, (Germany)	924
51		Burberry Group plc, (United Kingdom)	913
12		Cie Financiere Richemont S.A., (Switzerland)	726
8		Columbia Sportswear Co.	437
15		Hanesbrands, Inc.	366
1		Iconix Brand Group, Inc. (a)	5
3		Kering, (France)	613
5		LVMH Moet Hennessy Louis Vuitton SE, (France)	904
9		Michael Kors Holdings Ltd., (United Kingdom) (a)	435
2		Movado Group, Inc.	53
1		NIKE, Inc., Class B	51
3		PVH Corp.	321
–	(h)	Ralph Lauren Corp.	33
24		Shenzhou International Group Holdings Ltd., (China)	168

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Textiles, Apparel & Luxury Goods — continued
2		V.F. Corp.	85

			6,034

		Total Consumer Discretionary	103,237

		Consumer Staples — 3.7%
		Beverages — 1.0%
26		Anheuser-Busch InBev S.A./N.V., (Belgium)	3,472
33		Arca Continental S.A.B. de C.V., (Mexico)	195
–	(h)	Boston Beer Co., Inc. (The), Class A (a)	11
7		Coca-Cola Co. (The)	309
17		Coca-Cola Femsa S.A.B. de C.V., (Mexico), Series L	128
2		Constellation Brands, Inc., Class A	321
6		Dr. Pepper Snapple Group, Inc.	548
5		Fomento Economico Mexicano S.A.B. de C.V., (Mexico), ADR	423
18		Molson Coors Brewing Co., Class B	1,925
4		Monster Beverage Corp. (a)	610
34		PepsiCo, Inc.	3,729
6		Pernod-Ricard S.A., (France)	752
12		SABMiller plc, (United Kingdom)	706
14		Suntory Beverage & Food Ltd., (Japan)	588
334		Thai Beverage PCL, (Thailand)	238

			13,955

		Food & Staples Retailing — 0.5%
1		BGF retail Co., Ltd., (South Korea)	132
3		Casey’s General Stores, Inc.	384
79		Cencosud S.A., (Chile)	238
2		Costco Wholesale Corp.	328
149		CP ALL PCL, (Thailand), NVDR	265
11		CVS Health Corp.	943
68		Distribuidora Internacional de Alimentacion S.A., (Spain)	423
17		Eurocash S.A., (Poland)	184
2		Ingles Markets, Inc., Class A	93
34		Kroger Co. (The)	1,024
7		Magnit PJSC, (Russia), Reg. S, GDR	280
19		SPAR Group Ltd. (The), (South Africa)	270
17		Sprouts Farmers Market, Inc. (a)	353
2		US Foods Holding Corp. (a)	42
4		Walgreens Boots Alliance, Inc.	334
20		Wal-Mart Stores, Inc.	1,442
7		X5 Retail Group N.V., (Russia), Reg. S, GDR (a)	216

			6,951

		Food Products — 1.0%
6		Amplify Snack Brands, Inc. (a)	89
1		Archer-Daniels-Midland Co.	21
21		Associated British Foods plc, (United Kingdom)	705
44		Biostime International Holdings Ltd., (China) (a)	114
303		Charoen Pokphand Foods PCL, (Thailand), NVDR	278
146		China Mengniu Dairy Co., Ltd., (China)	273
24		Darling Ingredients, Inc. (a)	318
7		Dean Foods Co.	110
14		Gruma S.A.B. de C.V., (Mexico), Class B (a)	179
1		Hershey Co. (The)	99
4		Ingredion, Inc.	492
2		JM Smucker Co. (The)	228
73		Marfrig Global Foods S.A., (Brazil) (a)	117
56		Mondelez International, Inc., Class A	2,454
10		Nestle S.A., (Switzerland)	822
28		NH Foods Ltd., (Japan)	676
–	(h)	NongShim Co., Ltd., (South Korea)	83
24		Pilgrim’s Pride Corp.	505
10		Post Holdings, Inc. (a)	808
5		Ros Agro plc, (Russia), GDR (e)	73
–	(h)	Ros Agro plc, (Russia), Reg. S, GDR	5
1		Sanderson Farms, Inc.	53
1		Seneca Foods Corp., Class A (a)	14
259		Thai Union Group PCL, (Thailand), NVDR	160
10		Tiger Brands Ltd., (South Africa)	271
7		TreeHouse Foods, Inc. (a)	602
30		Tyson Foods, Inc., Class A	2,234
30		Ulker Biskuvi Sanayi A.S., (Turkey)	213
254		Uni-President Enterprises Corp., (Taiwan)	478
514		WH Group Ltd., (Hong Kong), Reg. S, (e)	415

			12,889

		Household Products — 0.4%
17		Energizer Holdings, Inc.	834
11		Kimberly-Clark Corp.	1,350
26		Procter & Gamble Co. (The)	2,342
15		Reckitt Benckiser Group plc, (United Kingdom)	1,377

			5,903

		Personal Products — 0.2%
1		Amorepacific Corp., (South Korea)	323
16		Chlitina Holding Ltd., (China)	78
1		elf Beauty, Inc. (a)	22

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Personal Products — continued
21		Grape King Bio Ltd., (Taiwan)	175
6		Herbalife Ltd. (a)	400
–	(h)	LG Household & Health Care Ltd., (South Korea)	322
–	(h)	Medifast, Inc.	13
3		Nu Skin Enterprises, Inc., Class A	201
11		Unilever N.V., (United Kingdom), CVA	492

			2,026

		Tobacco — 0.6%
1		Alliance One International, Inc. (a)	19
49		British American Tobacco plc, (United Kingdom)	3,144
25		Gudang Garam Tbk PT, (Indonesia)	117
18		Imperial Brands plc, (United Kingdom)	914
40		Japan Tobacco, Inc., (Japan)	1,641
5		KT&G Corp., (South Korea)	603
9		Philip Morris International, Inc.	852
27		Reynolds American, Inc.	1,274
2		Universal Corp.	138

			8,702

		Total Consumer Staples	50,426

		Energy — 3.3%
		Energy Equipment & Services — 0.4%
2		Archrock, Inc.	21
9		Baker Hughes, Inc.	429
18		FMC Technologies, Inc. (a)	528
3		Halliburton Co.	130
8		Parker Drilling Co. (a)	17
7		Pioneer Energy Services Corp. (a)	27
28		Schlumberger Ltd.	2,227
3		SEACOR Holdings, Inc. (a)	167
38		Seadrill Ltd., (United Kingdom) (a)	89
26		Technip S.A., (France)	1,604
3		Unit Corp. (a)	58

			5,297

		Oil, Gas & Consumable Fuels — 2.9%
–	(h)	Adams Resources & Energy, Inc.	15
4		Apache Corp.	262
44		Bharat Petroleum Corp., Ltd., (India)	405
28		Bill Barrett Corp. (a)	153
4		Cabot Oil & Gas Corp.	91
5		Chevron Corp.	486
1		Cimarex Energy Co.	188
328		CNOOC Ltd., (China)	414
350		CNOOC Ltd., (China)	440
16		Concho Resources, Inc. (a)	2,246
14		ConocoPhillips	622
64		Denbury Resources, Inc. (a)	208
10		Diamondback Energy, Inc. (a)	943
39		EOG Resources, Inc.	3,785
1		EP Energy Corp., Class A (a)	2
24		EQT Corp.	1,779
36		Exxon Mobil Corp.	3,174
2		Hess Corp.	107
62		Hindustan Petroleum Corp., Ltd., (India)	397
15		HollyFrontier Corp.	360
93		Inpex Corp., (Japan)	848
1,623		IRPC PCL, (Thailand)	229
41		Kinder Morgan, Inc.	949
11		Lukoil PJSC, (Russia), ADR	530
45		Marathon Oil Corp.	708
21		Marathon Petroleum Corp.	840
4		MOL Hungarian Oil & Gas plc, (Hungary)	246
49		Occidental Petroleum Corp.	3,551
90		Oil Search Ltd., (Australia)	494
19		PBF Energy, Inc., Class A	423
10		Phillips 66	789
15		Pioneer Natural Resources Co.	2,700
33		Polski Koncern Naftowy Orlen S.A., (Poland)	564
147		Polskie Gornictwo Naftowe i Gazownictwo S.A., (Poland)	194
51		PTT PCL, (Thailand), NVDR	505
2		Renewable Energy Group, Inc. (a)	13
5		REX American Resources Corp. (a)	432
83		Rosneft PJSC, (Russia), Reg. S, GDR	455
58		Royal Dutch Shell plc, (Netherlands), Class A	1,438
79		Royal Dutch Shell plc, (Netherlands), Class A	1,968
8		Sanchez Energy Corp. (a)	74
5		SK Innovation Co., Ltd., (South Korea)	692
6		S-Oil Corp., (South Korea)	430
292		Star Petroleum Refining PCL, (Thailand)	91
426		Star Petroleum Refining PCL, (Thailand), NVDR	133
82		Surgutneftegas OJSC, (Russia), ADR	394
10		Tatneft PJSC, (Russia), ADR	304
3		Tesoro Corp.	231
5		Thai Oil PCL, (Thailand)	9
107		Thai Oil PCL, (Thailand), NVDR	212
23		TOTAL S.A., (France)	1,102

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Oil, Gas & Consumable Fuels — continued
1		TransCanada Corp., (Canada)	66
21		Tullow Oil plc, (United Kingdom) (a)	70
29		Valero Energy Corp.	1,548
1		Western Refining, Inc.	26

			39,335

		Total Energy	44,632

		Financials — 8.4%
		Banks — 3.9%
1		1st Source Corp.	51
171		Akbank TAS, (Turkey)	457
62		Australia & New Zealand Banking Group Ltd., (Australia)	1,316
2		BancFirst Corp.	154
61		Banco do Brasil S.A., (Brazil) (a)	429
6		BancorpSouth, Inc.	131
188		Bank of America Corp.	2,943
1,434		Bank of China Ltd., (China), Class H	662
170		Barclays plc, (United Kingdom)	368
30		BNP Paribas S.A., (France)	1,518
6		Capital Bank Financial Corp., Class A	180
2		Cathay General Bancorp	68
9		Central Pacific Financial Corp.	215
1		Central Valley Community Bancorp	8
1		Chemical Financial Corp.	37
536		China CITIC Bank Corp., Ltd., (China), Class H	359
302		China Everbright Bank Co., Ltd., (China), Class H	141
239		China Merchants Bank Co., Ltd., (China), Class H	607
131		Citigroup, Inc.	6,211
1		Citizens & Northern Corp.	12
33		Citizens Financial Group, Inc.	805
1		City Holding Co.	70
9		CVB Financial Corp.	161
17		East West Bancorp, Inc.	639
10		FCB Financial Holdings, Inc., Class A (a)	390
24		Fifth Third Bancorp	481
11		First Commonwealth Financial Corp.	108
1		First Community Bancshares, Inc.	15
–	(h)	First Financial Bancorp	4
2		First Hawaiian, Inc. (a)	54
1		First Interstate BancSystem, Inc., Class A	20
6		First Republic Bank	463
2		Flushing Financial Corp.	44
2		Fulton Financial Corp.	34
1		Great Western Bancorp, Inc.	48
1		Guaranty Bancorp	16
20		Hana Financial Group, Inc., (South Korea)	501
26		HDFC Bank Ltd., (India), ADR	1,840
4		Hope Bancorp, Inc.	78
122		HSBC Holdings plc, (United Kingdom)	915
196		HSBC Holdings plc, (United Kingdom)	1,464
1		Independent Bank Corp.	15
1,912		Industrial & Commercial Bank of China Ltd., (China), Class H	1,213
183		ING Groep N.V., (Netherlands)	2,262
6		Investors Bancorp, Inc.	74
80		KeyCorp	968
105		Kiatnakin Bank PCL, (Thailand), NVDR	161
930		Krung Thai Bank PCL, (Thailand)	474
732		Lloyds Banking Group plc, (United Kingdom)	517
11		M&T Bank Corp.	1,245
1		MainSource Financial Group, Inc.	18
237		Mitsubishi UFJ Financial Group, Inc., (Japan)	1,201
6		National Bank Holdings Corp., Class A	147
98		Nordea Bank AB, (Sweden)	970
6		OFG Bancorp, (Puerto Rico)	59
17		OTP Bank plc, (Hungary)	455
2		PacWest Bancorp	64
2		Park Sterling Corp.	15
16		PNC Financial Services Group, Inc. (The)	1,423
22		Regions Financial Corp.	222
64		Sberbank of Russia PJSC, (Russia), ADR	598
13		Shinhan Financial Group Co., Ltd., (South Korea)	485
1		Sierra Bancorp	12
9		Signature Bank (a)	1,019
1		Simmons First National Corp., Class A	45
–	(h)	Southside Bancshares, Inc.	14
–	(h)	Southwest Bancorp, Inc.	9
111		Standard Chartered plc, (United Kingdom) (a)	907
3		Suffolk Bancorp	99
46		Sumitomo Mitsui Financial Group, Inc., (Japan)	1,564
23		SunTrust Banks, Inc.	994
–	(h)	SVB Financial Group (a)	28
6		TCF Financial Corp.	82
2		Trustmark Corp.	53
20		U.S. Bancorp	862

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Banks — continued
1		UMB Financial Corp.	52
8		Union Bankshares Corp.	206
1		Webster Financial Corp.	20
209		Wells Fargo & Co.	9,267
2		West Bancorporation, Inc.	33
6		Westamerica Bancorporation	328
48		Woori Bank, (South Korea)	500
7		Zions Bancorporation	229

			52,926

		Capital Markets — 1.6%
5		Affiliated Managers Group, Inc. (a)	689
–	(h)	Ameriprise Financial, Inc.	40
3		Bank of New York Mellon Corp. (The)	125
5		BlackRock, Inc.	1,830
93		Charles Schwab Corp. (The)	2,950
2		Cowen Group, Inc., Class A (a)	8
18		Credit Suisse Group AG, (Switzerland) (a)	241
1		Federated Investors, Inc., Class B	24
14		Goldman Sachs Group, Inc. (The)	2,337
8		Intercontinental Exchange, Inc.	2,195
15		Invesco Ltd.	463
4		KCG Holdings, Inc., Class A (a)	69
13		Lazard Ltd., (Bermuda), Class A	456
2		MarketAxess Holdings, Inc.	306
106		Morgan Stanley	3,399
212		Moscow Exchange MICEX-RTS PJSC, (Russia)	427
6		MSCI, Inc.	462
8		Northern Trust Corp.	571
10		S&P Global, Inc.	1,218
3		State Street Corp.	189
13		T. Rowe Price Group, Inc.	878
1		TD Ameritrade Holding Corp.	42
168		UBS Group AG, (Switzerland) (a)	2,294

			21,213

		Consumer Finance — 0.4%
36		Ally Financial, Inc.	707
1		American Express Co.	86
49		Capital One Financial Corp.	3,540
–	(h)	Credit Acceptance Corp. (a)	50
25		Discover Financial Services	1,402
12		EZCORP, Inc., Class A (a)	128
1		FirstCash, Inc.	55
2		Nelnet, Inc., Class A	75

			6,043

		Diversified Financial Services — 0.1%
5		Berkshire Hathaway, Inc., Class B (a)	731
80		ORIX Corp., (Japan)	1,185
2		Voya Financial, Inc.	61

			1,977

		Insurance — 2.3%
–	(h)	Alleghany Corp. (a)	219
7		Allianz SE, (Germany)	1,097
14		Allied World Assurance Co. Holdings AG, (Switzerland)	562
10		Allstate Corp. (The)	719
–	(h)	Ambac Financial Group, Inc. (a)	7
4		American Equity Investment Life Holding Co.	66
34		American International Group, Inc.	2,026
21		Arthur J. Gallagher & Co.	1,059
4		Aspen Insurance Holdings Ltd., (Bermuda)	188
86		AXA S.A., (France)	1,825
38		Chubb Ltd., (Switzerland)	4,835
37		CNO Financial Group, Inc.	563
3		Everest Re Group Ltd., (Bermuda)	534
1		First American Financial Corp.	56
1		Global Indemnity plc, (Ireland) (a)	15
40		Hartford Financial Services Group, Inc. (The)	1,693
2		Kemper Corp.	72
6		Lincoln National Corp.	272
44		Loews Corp.	1,815
30		Marsh & McLennan Cos., Inc.	2,007
13		MBIA, Inc. (a)	104
43		MetLife, Inc.	1,913
1		Navigators Group, Inc. (The)	119
236		PICC Property & Casualty Co., Ltd., (China), Class H	396
147		Ping An Insurance Group Co. of China Ltd., (China), Class H	765
2		Primerica, Inc.	119
2		ProAssurance Corp.	97
11		Prudential Financial, Inc.	864
130		Prudential plc, (United Kingdom)	2,307
32		Sompo Holdings, Inc., (Japan)	951
–	(h)	Stewart Information Services Corp.	16
29		Tokio Marine Holdings, Inc., (Japan)	1,101
11		Travelers Cos., Inc. (The)	1,294
20		Unum Group	699

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Insurance — continued
7		XL Group Ltd., (Bermuda)	238
4		Zurich Insurance Group AG, (Switzerland) (a)	1,074

			31,687

		Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
16		Capstead Mortgage Corp.	146
35		CYS Investments, Inc.	309

			455

		Thrifts & Mortgage Finance — 0.1%
–	(h)	BankFinancial Corp.	6
10		Beneficial Bancorp, Inc.	146
1		Capitol Federal Financial, Inc.	7
2		Charter Financial Corp.	24
1		First Defiance Financial Corp.	22
15		Meridian Bancorp, Inc.	236
6		MGIC Investment Corp. (a)	46
6		NMI Holdings, Inc., Class A (a)	42
15		Northfield Bancorp, Inc.	238
4		Oritani Financial Corp.	63
3		Walker & Dunlop, Inc. (a)	85

			915

		Total Financials	115,216

		Health Care — 6.6%
		Biotechnology — 1.5%
3		ACADIA Pharmaceuticals, Inc. (a)	91
2		Adamas Pharmaceuticals, Inc. (a)	38
–	(h)	Aduro Biotech, Inc. (a)	5
4		Aimmune Therapeutics, Inc. (a)	56
10		Alexion Pharmaceuticals, Inc. (a)	1,167
11		Amgen, Inc.	1,764
4		Amicus Therapeutics, Inc. (a)	30
1		Ardelyx, Inc. (a)	10
9		Arrowhead Pharmaceuticals, Inc. (a)	63
1		Audentes Therapeutics, Inc. (a)	10
1		Avexis, Inc. (a)	31
3		Bellicum Pharmaceuticals, Inc. (a)	67
6		Biogen, Inc. (a)	1,873
4		BioMarin Pharmaceutical, Inc. (a)	339
1		Blueprint Medicines Corp. (a)	27
2		Cara Therapeutics, Inc. (a)	18
15		Celgene Corp. (a)	1,617
1		Chimerix, Inc. (a)	5
2		Clovis Oncology, Inc. (a)	73
2		Coherus Biosciences, Inc. (a)	50
1		Dimension Therapeutics, Inc. (a)	9
3		Edge Therapeutics, Inc. (a)	27
4		Exelixis, Inc. (a)	48
2		FibroGen, Inc. (a)	44
1		Five Prime Therapeutics, Inc. (a)	54
2		Flexion Therapeutics, Inc. (a)	47
7		Genmab A/S, (Denmark) (a)	1,152
58		Gilead Sciences, Inc.	4,611
2		Global Blood Therapeutics, Inc. (a)	52
3		Halozyme Therapeutics, Inc. (a)	38
1		Heron Therapeutics, Inc. (a)	22
5		Idera Pharmaceuticals, Inc. (a)	12
3		Immune Design Corp. (a)	26
5		Infinity Pharmaceuticals, Inc. (a)	7
3		Intercept Pharmaceuticals, Inc. (a)	545
4		Karyopharm Therapeutics, Inc. (a)	36
11		Kite Pharma, Inc. (a)	597
4		Lexicon Pharmaceuticals, Inc. (a)	67
3		Neurocrine Biosciences, Inc. (a)	129
1		Ophthotech Corp. (a)	48
1		Portola Pharmaceuticals, Inc. (a)	28
4		Proteostasis Therapeutics, Inc. (a)	55
2		Prothena Corp. plc, (Ireland) (a)	115
8		PTC Therapeutics, Inc. (a)	107
1		Puma Biotechnology, Inc. (a)	58
1		Radius Health, Inc. (a)	73
2		Regeneron Pharmaceuticals, Inc. (a)	849
1		Sage Therapeutics, Inc. (a)	64
3		Selecta Biosciences, Inc. (a)	47
1		Seres Therapeutics, Inc. (a)	13
32		Shire plc	2,083
6		Spark Therapeutics, Inc. (a)	375
16		Synergy Pharmaceuticals, Inc. (a)	90
–	(h)	TESARO, Inc. (a)	40
2		Tokai Pharmaceuticals, Inc. (a)	3
1		Ultragenyx Pharmaceutical, Inc. (a)	82
1		Versartis, Inc. (a)	16
19		Vertex Pharmaceuticals, Inc. (a)	1,645
4		Xencor, Inc. (a)	92
–	(h)	Zafgen, Inc. (a)	1

			20,741

		Health Care Equipment & Supplies — 0.4%
26		Abbott Laboratories	1,088
9		Baxter International, Inc.	447
–	(h)	Becton, Dickinson and Co.	56
60		Boston Scientific Corp. (a)	1,426

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Health Care Equipment & Supplies — continued
2		C.R. Bard, Inc.	359
1		Danaher Corp.	93
6		Essilor International S.A., (France)	813
2		Halyard Health, Inc. (a)	75
4		Hologic, Inc. (a)	140
5		Inogen, Inc. (a)	283
33		Novadaq Technologies, Inc., (Canada) (a)	379
5		Orthofix International N.V. (a)	193
7		Quidel Corp. (a)	151
9		St. Shine Optical Co., Ltd., (Taiwan)	210
1		Stryker Corp.	74
5		SurModics, Inc. (a)	141
1		Utah Medical Products, Inc.	30
6		Wright Medical Group NV, (Netherlands) (a)	153

			6,111

		Health Care Providers & Services — 1.8%
24		Acadia Healthcare Co., Inc. (a)	1,167
26		Aetna, Inc.	3,019
1		Alliance HealthCare Services, Inc. (a)	5
6		Anthem, Inc.	755
7		Cigna Corp.	889
7		Civitas Solutions, Inc. (a)	120
15		Community Health Systems, Inc. (a)	170
13		Cross Country Healthcare, Inc. (a)	152
23		Envision Healthcare Holdings, Inc. (a)	516
18		Express Scripts Holding Co. (a)	1,248
4		Fresenius Medical Care AG & Co. KGaA, (Germany)	376
12		Fresenius SE & Co. KGaA, (Germany)	986
11		HCA Holdings, Inc. (a)	798
14		Healthways, Inc. (a)	366
13		Humana, Inc.	2,319
–	(h)	Laboratory Corp. of America Holdings (a)	22
2		Landauer, Inc.	75
2		McKesson Corp.	364
3		Molina Healthcare, Inc. (a)	175
6		Owens & Minor, Inc.	202
22		Qualicorp S.A., (Brazil)	128
1		Quest Diagnostics, Inc.	43
13		Quorum Health Corp. (a)	80
62		Shanghai Pharmaceuticals Holding Co., Ltd., (China), Class H	167
89		Sinopharm Group Co., Ltd., (China), Class H	430
2		Surgical Care Affiliates, Inc. (a)	106
3		Triple-S Management Corp., (Puerto Rico), Class B (a)	64
63		UnitedHealth Group, Inc.	8,775
5		WellCare Health Plans, Inc. (a)	633

			24,150

		Health Care Technology — 0.1%
4		HMS Holdings Corp. (a)	95
15		Veeva Systems, Inc., Class A (a)	603

			698

		Life Sciences Tools & Services — 0.2%
8		Agilent Technologies, Inc.	364
1		Cambrex Corp. (a)	29
12		Illumina, Inc. (a)	2,174
2		INC Research Holdings, Inc., Class A (a)	71
1		Medpace Holdings, Inc. (a)	34
1		Thermo Fisher Scientific, Inc.	204

			2,876

		Pharmaceuticals — 2.6%
14		Allergan plc (a)	3,112
3		Amphastar Pharmaceuticals, Inc. (a)	48
68		Astellas Pharma, Inc., (Japan)	1,064
13		AstraZeneca plc, (United Kingdom)	855
3		Axsome Therapeutics, Inc. (a)	26
15		Bayer AG, (Germany)	1,464
48		Bristol-Myers Squibb Co.	2,586
254		CSPC Pharmaceutical Group Ltd., (China)	255
26		Eli Lilly & Co.	2,122
73		GlaxoSmithKline plc, (United Kingdom)	1,557
2		Horizon Pharma plc (a)	32
27		Johnson & Johnson	3,188
39		Merck & Co., Inc.	2,450
1		Mylan N.V. (a)	41
22		Novartis AG, (Switzerland)	1,743
47		Novo Nordisk A/S, (Denmark), Class B	1,962
2		Pacira Pharmaceuticals, Inc. (a)	74
214		Pfizer, Inc.	7,259
1		Prestige Brands Holdings, Inc. (a)	37
2		Reata Pharmaceuticals, Inc., Class A (a)	41
17		Revance Therapeutics, Inc. (a)	272
15		Roche Holding AG, (Switzerland)	3,721
15		Sanofi, (France)	1,112
16		Teva Pharmaceutical Industries Ltd., (Israel), ADR	753
32		TherapeuticsMD, Inc. (a)	220

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Pharmaceuticals — continued
32		TherapeuticsMD, Inc. (a)	220

			35,994

		Total Health Care	90,570

		Industrials — 5.3%
		Aerospace & Defense — 0.6%
2		AAR Corp.	66
16		Airbus Group SE, (France)	961
2		Curtiss-Wright Corp.	196
17		DigitalGlobe, Inc. (a)	479
4		General Dynamics Corp.	633
2		Huntington Ingalls Industries, Inc.	276
1		L-3 Communications Holdings, Inc.	109
108		Meggitt plc, (United Kingdom)	628
2		Moog, Inc., Class A (a)	95
10		Northrop Grumman Corp.	2,204
1		Textron, Inc.	31
9		Thales S.A., (France)	786
13		United Technologies Corp.	1,371

			7,835

		Air Freight & Logistics — 0.1%
1		Atlas Air Worldwide Holdings, Inc. (a)	31
–	(h)	United Parcel Service, Inc., Class B	54
55		Yamato Holdings Co., Ltd., (Japan)	1,292

			1,377

		Airlines — 0.7%
439		AirAsia Bhd, (Malaysia)	296
3		Alaska Air Group, Inc.	193
125		Delta Air Lines, Inc.	4,938
25		Japan Airlines Co., Ltd., (Japan)	744
39		Southwest Airlines Co.	1,524
31		United Continental Holdings, Inc. (a)	1,621

			9,316

		Building Products — 0.5%
15		Allegion plc, (Ireland)	1,036
209		China Lesso Group Holdings Ltd., (China)	143
5		Continental Building Products, Inc. (a)	112
24		Daikin Industries Ltd., (Japan)	2,212
17		Fortune Brands Home & Security, Inc.	976
3		Gibraltar Industries, Inc. (a)	121
10		Lennox International, Inc.	1,544
30		Masco Corp.	1,018
4		Ply Gem Holdings, Inc. (a)	54

			7,216

		Commercial Services & Supplies — 0.2%
33		ACCO Brands Corp. (a)	318
20		Aggreko plc, (United Kingdom)	246
3		Deluxe Corp.	182
6		Ennis, Inc.	109
2		Essendant, Inc.	32
2		Interface, Inc.	28
–	(h)	Johnson Controls International plc	12
7		Pitney Bowes, Inc.	120
5		R.R. Donnelley & Sons Co.	77
3		VSE Corp.	99
27		Waste Connections, Inc., (Canada)	2,014
5		West Corp.	113

			3,350

		Construction & Engineering — 0.2%
15		AECOM (a)	449
6		EMCOR Group, Inc.	340
1		Fluor Corp.	66
6		Jacobs Engineering Group, Inc. (a)	310
134		Kajima Corp., (Japan)	938
3		MasTec, Inc. (a)	89
107		Tekfen Holding A.S., (Turkey)	275
3		Valmont Industries, Inc.	431

			2,898

		Electrical Equipment — 0.3%
5		Acuity Brands, Inc.	1,330
5		Eaton Corp. plc	333
10		Nidec Corp., (Japan)	878
18		Schneider Electric SE, (France)	1,228

			3,769

		Industrial Conglomerates — 1.0%
15		Carlisle Cos., Inc.	1,561
144		CK Hutchison Holdings Ltd., (Hong Kong)	1,840
92		General Electric Co.	2,736
45		Honeywell International, Inc.	5,255
13		Siemens AG, (Germany)	1,554
121		Turkiye Sise ve Cam Fabrikalari A.S., (Turkey)	128

			13,074

		Machinery — 1.2%
7		Actuant Corp., Class A	153
8		Briggs & Stratton Corp.	156
1		Cummins, Inc.	146
–	(h)	Deere & Co.	39
69		DMG Mori Co., Ltd., (Japan)	719
8		Douglas Dynamics, Inc.	255
12		Dover Corp.	914
5		FANUC Corp., (Japan)	811

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Machinery — continued
–	(h)	Fortive Corp.	21
1		Graham Corp.	18
1		Hurco Cos., Inc.	28
1		Hyster-Yale Materials Handling, Inc.	35
1		Hyundai Heavy Industries Co., Ltd., (South Korea) (a)	135
15		Illinois Tool Works, Inc.	1,774
1		Ingersoll-Rand plc	79
–	(h)	Joy Global, Inc.	12
2		Kadant, Inc.	95
1		Kennametal, Inc.	19
25		Komatsu Ltd., (Japan)	562
74		Kubota Corp., (Japan)	1,116
17		Makita Corp., (Japan)	1,197
4		Middleby Corp. (The) (a)	543
20		PACCAR, Inc.	1,200
2		Parker-Hannifin Corp.	277
–	(h)	Pentair plc, (United Kingdom)	29
18		Shin Zu Shing Co., Ltd., (Taiwan)	60
4		SMC Corp., (Japan)	1,270
5		Snap-on, Inc.	717
25		Stanley Black & Decker, Inc.	3,055
1		Wabash National Corp. (a)	19
4		WABCO Holdings, Inc. (a)	443

			15,897

		Marine — 0.0% (g)
7		Matson, Inc.	279

		Professional Services — 0.1%
16		Acacia Research Corp.	106
3		Barrett Business Services, Inc.	173
6		Equifax, Inc.	793
2		Franklin Covey Co. (a)	38
5		Huron Consulting Group, Inc. (a)	290
1		Insperity, Inc.	42
1		TriNet Group, Inc. (a)	16
3		WageWorks, Inc. (a)	173

			1,631

		Road & Rail — 0.2%
3		ArcBest Corp.	56
5		Canadian Pacific Railway Ltd., (Canada)	741
9		Old Dominion Freight Line, Inc. (a)	584
3		Swift Transportation Co. (a)	67
13		Union Pacific Corp.	1,312
8		USA Truck, Inc. (a)	79

			2,839

		Trading Companies & Distributors — 0.2%
2		Applied Industrial Technologies, Inc.	90
4		DXP Enterprises, Inc. (a)	120
27		HD Supply Holdings, Inc. (a)	861
10		MRC Global, Inc. (a)	161
3		NOW, Inc. (a)	65
1		SiteOne Landscape Supply, Inc. (a)	22
8		Titan Machinery, Inc. (a)	79
21		Travis Perkins plc, (United Kingdom)	416
2		W.W. Grainger, Inc.	360
16		Wolseley plc, (Switzerland)	927

			3,101

		Transportation Infrastructure — 0.0% (g)
116		COSCO Shipping Ports Ltd., (Hong Kong)	119
192		Shenzhen Expressway Co., Ltd., (China), Class H	203
123		Shenzhen International Holdings Ltd., (Hong Kong)	205
140		Zhejiang Expressway Co., Ltd., (China), Class H	148

			675

		Total Industrials	73,257

		Information Technology — 10.2%
		Communications Equipment — 0.4%
171		Accton Technology Corp., (Taiwan)	267
9		Arista Networks, Inc. (a)	728
3		Bel Fuse, Inc., Class B	64
4		Black Box Corp.	49
178		BYD Electronic International Co., Ltd., (China)	149
42		Cisco Systems, Inc.	1,327
2		Harmonic, Inc. (a)	11
14		Harris Corp.	1,257
4		InterDigital, Inc.	350
2		Motorola Solutions, Inc.	168
3		NETGEAR, Inc. (a)	180
6		Palo Alto Networks, Inc. (a)	880
5		Plantronics, Inc.	247
4		Ubiquiti Networks, Inc. (a)	233

			5,910

		Electronic Equipment, Instruments & Components — 0.8%
46		AAC Technologies Holdings, Inc., (China)	465
17		Amphenol Corp., Class A	1,102
9		Arrow Electronics, Inc. (a)	569

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Electronic Equipment, Instruments & Components — continued
6		Benchmark Electronics, Inc. (a)	141
–	(h)	Coherent, Inc. (a)	53
65		Corning, Inc.	1,545
105		Elite Material Co., Ltd., (Taiwan)	288
86		FLEXium Interconnect, Inc., (Taiwan)	258
204		Hon Hai Precision Industry Co., Ltd., (Taiwan)	516
360		Innolux Corp., (Taiwan)	122
1		Insight Enterprises, Inc. (a)	34
34		InvenSense, Inc. (a)	249
3		Keyence Corp., (Japan)	2,345
5		Largan Precision Co., Ltd., (Taiwan)	609
22		LG Display Co., Ltd., (South Korea)	567
10		Partron Co., Ltd., (South Korea)	84
3		Sanmina Corp. (a)	98
30		Sunny Optical Technology Group Co., Ltd., (China)	149
5		SYNNEX Corp.	571
17		TE Connectivity Ltd., (Switzerland)	1,117
1		Tech Data Corp. (a)	91
8		Vishay Intertechnology, Inc.	119
62		Zhen Ding Technology Holding Ltd., (Taiwan)	137

			11,229

		Internet Software & Services — 2.2%
5		Alibaba Group Holding Ltd., (China), ADR (a)	526
5		Alphabet, Inc., Class A (a)	4,289
14		Alphabet, Inc., Class C (a)	10,587
5		Baidu, Inc., (China), ADR (a)	819
50		Bazaarvoice, Inc. (a)	296
3		CoStar Group, Inc. (a)	731
4		DHI Group, Inc. (a)	35
19		EarthLink Holdings Corp.	116
34		eBay, Inc. (a)	1,109
62		Facebook, Inc., Class A (a)	8,008
29		GoDaddy, Inc., Class A (a)	1,014
4		MINDBODY, Inc., Class A (a)	84
3		NetEase, Inc., (China), ADR	700
6		Nutanix, Inc. (a)	226
7		RetailMeNot, Inc. (a)	72
34		Tencent Holdings Ltd., (China)	934
2		Trade Desk, Inc. (The), Class A (a)	47
5		VeriSign, Inc. (a)	422
7		Web.com Group, Inc. (a)	129
2		Xactly Corp. (a)	30

			30,174

		IT Services — 1.5%
21		Accenture plc, (Ireland), Class A	2,551
–	(h)	Automatic Data Processing, Inc.	11
12		Capgemini S.A., (France)	1,164
3		Cognizant Technology Solutions Corp., Class A (a)	163
11		Computer Sciences Corp.	559
5		Convergys Corp.	149
5		CSG Systems International, Inc.	213
1		Euronet Worldwide, Inc. (a)	55
1		EVERTEC, Inc., (Puerto Rico)	14
22		Fidelity National Information Services, Inc.	1,691
8		First Data Corp., Class A (a)	106
–	(h)	Global Payments, Inc.	6
34		HCL Technologies Ltd., (India)	411
29		MasterCard, Inc., Class A	2,959
46		PayPal Holdings, Inc. (a)	1,871
7		QIWI plc, (Cyprus), ADR	108
1		Science Applications International Corp.	76
95		TravelSky Technology Ltd., (China), Class H	227
19		Unisys Corp. (a)	182
20		Vantiv, Inc., Class A (a)	1,099
76		Visa, Inc., Class A	6,286
6		Western Union Co. (The)	125
1		WEX, Inc. (a)	71

			20,097

		Semiconductors & Semiconductor Equipment — 2.3%
5		Advanced Energy Industries, Inc. (a)	227
8		Alpha & Omega Semiconductor Ltd. (a)	178
17		Analog Devices, Inc.	1,102
55		Applied Materials, Inc.	1,654
22		ASML Holding N.V., (Netherlands)	2,396
33		Broadcom Ltd., (Singapore)	5,698
8		Cohu, Inc.	94
60		Infineon Technologies AG, (Germany)	1,067
8		Integrated Device Technology, Inc. (a)	179
5		Intersil Corp., Class A	103
256		King Yuan Electronics Co., Ltd., (Taiwan) (a)	228
8		KLA-Tencor Corp.	579
30		Lam Research Corp.	2,805
3		MaxLinear, Inc., Class A (a)	61
7		NVIDIA Corp.	491

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Semiconductors & Semiconductor Equipment — continued
32		NXP Semiconductors N.V., (Netherlands) (a)	3,233
107		Powertech Technology, Inc., (Taiwan)	278
32		QUALCOMM, Inc.	2,202
44		Realtek Semiconductor Corp., (Taiwan)	145
–	(h)	Silicon Laboratories, Inc. (a)	28
8		Silicon Motion Technology Corp., (Taiwan), ADR	429
17		SK Hynix, Inc., (South Korea)	618
5		Skyworks Solutions, Inc.	346
3		Synaptics, Inc. (a)	149
59		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,795
1		Tessera Technologies, Inc.	57
49		Texas Instruments, Inc.	3,417
10		Tokyo Electron Ltd., (Japan)	919
88		Win Semiconductors Corp., (Taiwan) (a)	259
16		Xcerra Corp. (a)	95
362		Xinyi Solar Holdings Ltd., (China) (a)	136

			30,968

		Software — 1.9%
5		ACI Worldwide, Inc. (a)	93
13		Activision Blizzard, Inc.	585
25		Adobe Systems, Inc. (a)	2,688
8		Aspen Technology, Inc. (a)	397
3		Barracuda Networks, Inc. (a)	87
1		Com2uSCorp, (South Korea) (a)	111
20		Electronic Arts, Inc. (a)	1,706
2		Fair Isaac Corp.	252
9		Guidewire Software, Inc. (a)	519
1		Manhattan Associates, Inc. (a)	65
7		Mentor Graphics Corp.	178
208		Microsoft Corp.	11,995
9		Mobileye N.V., (Israel) (a)	368
2		NCSoft Corp., (South Korea)	589
30		Nuance Communications, Inc. (a)	436
31		Oracle Corp.	1,226
1		Progress Software Corp. (a)	37
1		Qualys, Inc. (a)	46
7		salesforce.com, Inc. (a)	535
15		SAP SE, (Germany)	1,409
10		ServiceNow, Inc. (a)	815
10		Splunk, Inc. (a)	568
23		Take-Two Interactive Software, Inc. (a)	1,022
11		TiVo Corp. (a)	206
3		VASCO Data Security International, Inc. (a)	52
9		Workday, Inc., Class A (a)	792
3		Zix Corp. (a)	11

			26,788

		Technology Hardware, Storage & Peripherals — 1.1%
83		Apple, Inc.	9,390
42		Casetek Holdings Ltd., (Taiwan)	154
33		Catcher Technology Co., Ltd., (Taiwan)	270
8		Cray, Inc. (a)	188
29		Hewlett Packard Enterprise Co.	650
42		HP, Inc.	647
106		Micro-Star International Co., Ltd., (Taiwan)	277
15		NCR Corp. (a)	470
172		Pegatron Corp., (Taiwan)	445
2		Samsung Electronics Co., Ltd., (South Korea)	2,734
–	(h)	Western Digital Corp.	1

			15,226

		Total Information Technology	140,392

		Materials — 2.1%
		Chemicals — 0.6%
16		Akzo Nobel N.V., (Netherlands)	1,109
2		Cabot Corp.	121
13		Chr Hansen Holding A/S, (Denmark)	794
5		Dow Chemical Co. (The)	236
23		E.I. du Pont de Nemours & Co.	1,542
18		Eastman Chemical Co.	1,238
–	(h)	Hyosung Corp., (South Korea)	24
–	(h)	Innophos Holdings, Inc.	13
2		Koppers Holdings, Inc. (a)	55
3		Minerals Technologies, Inc.	201
–	(h)	Monsanto Co.	27
21		Mosaic Co. (The)	523
5		Nitto Denko Corp., (Japan)	299
7		OMNOVA Solutions, Inc. (a)	55
12		Rayonier Advanced Materials, Inc.	154
2		Sherwin-Williams Co. (The)	509
14		Shin-Etsu Chemical Co., Ltd., (Japan)	942
196		Sinopec Shanghai Petrochemical Co., Ltd., (China), Class H	100
3		Trinseo S.A.	194
1		Valvoline, Inc. (a)	19

			8,155

		Construction Materials — 0.3%
179		Anhui Conch Cement Co., Ltd., (China), Class H	495

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Construction Materials — continued
8		Eagle Materials, Inc.	648
8		Imerys S.A., (France)	557
7		LafargeHolcim Ltd., (Switzerland) (a)	386
12		LafargeHolcim Ltd., (Switzerland) (a)	635
4		Martin Marietta Materials, Inc.	765
12		Vulcan Materials Co.	1,408

			4,894

		Containers & Packaging — 0.3%
12		Ball Corp.	954
2		Berry Plastics Group, Inc. (a)	79
14		Crown Holdings, Inc. (a)	806
17		Graphic Packaging Holding Co.	243
1		Myers Industries, Inc.	10
2		Sealed Air Corp.	72
30		WestRock Co.	1,449

			3,613

		Metals & Mining — 0.8%
15		AK Steel Holding Corp. (a)	72
55		BHP Billiton Ltd., (Australia)	945
1		Carpenter Technology Corp.	55
1		Commercial Metals Co.	21
236		Eregli Demir ve Celik Fabrikalari TAS, (Turkey)	324
176		Glencore plc, (Switzerland) (a)	482
109		Grupo Mexico S.A.B. de C.V., (Mexico), Series B	265
19		KGHM Polska Miedz S.A., (Poland)	369
45		Magnitogorsk Iron & Steel OJSC, (Russia), Reg. S, GDR	268
33		MMC Norilsk Nickel PJSC, (Russia), ADR	529
14		Newmont Mining Corp.	541
59		Nippon Steel & Sumitomo Metal Corp., (Japan)	1,200
256		Norsk Hydro ASA, (Norway)	1,105
9		Nucor Corp.	465
2		Olympic Steel, Inc.	41
1		POSCO, (South Korea)	277
18		Rio Tinto Ltd., (United Kingdom)	715
42		Rio Tinto plc, (United Kingdom)	1,391
4		Ryerson Holding Corp. (a)	41
21		Severstal PJSC, (Russia), Reg. S, GDR	248
40		South32 Ltd., (Australia)	75
20		Steel Dynamics, Inc.	497
10		United States Steel Corp.	188
68		Vale S.A., (Brazil), ADR	373
4		Worthington Industries, Inc.	214

			10,701

		Paper & Forest Products — 0.1%
1		Domtar Corp.	38
29		KapStone Paper & Packaging Corp.	549
181		Lee & Man Paper Manufacturing Ltd., (Hong Kong)	165
32		UPM-Kymmene OYJ, (Finland)	685

			1,437

		Total Materials	28,800

		Real Estate — 1.6%
		Equity Real Estate Investment Trusts (REITs) — 1.0%
2		American Assets Trust, Inc.	105
30		American Homes 4 Rent, Class A	659
–	(h)	American Tower Corp.	43
1		Apartment Investment & Management Co., Class A	48
–	(h)	Armada Hoffler Properties, Inc.	4
1		Ashford Hospitality Trust, Inc.	6
5		AvalonBay Communities, Inc.	803
–	(h)	Boston Properties, Inc.	17
22		Brixmor Property Group, Inc.	617
3		CBL & Associates Properties, Inc.	32
5		CoreSite Realty Corp.	359
2		CubeSmart	48
1		CyrusOne, Inc.	25
2		DCT Industrial Trust, Inc.	103
4		DiamondRock Hospitality Co.	39
6		DuPont Fabros Technology, Inc.	243
8		EastGroup Properties, Inc.	563
546		Emlak Konut Gayrimenkul Yatirim Ortakligi A.S., (Turkey)	554
–	(h)	EPR Properties	10
–	(h)	Equinix, Inc.	122
17		Equity Commonwealth (a)	508
1		Equity LifeStyle Properties, Inc.	52
1		Equity One, Inc.	17
–	(h)	Essex Property Trust, Inc.	26
–	(h)	Extra Space Storage, Inc.	16
1		First Industrial Realty Trust, Inc.	37
2		Franklin Street Properties Corp.	28
1		Gladstone Commercial Corp.	9
182		Goodman Group, (Australia)	1,018
2		Government Properties Income Trust	55
3		Gramercy Property Trust	31

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Equity Real Estate Investment Trusts (REITs) — continued
3		HCP, Inc.	103
5		Hersha Hospitality Trust	82
1		Highwoods Properties, Inc.	51
3		Hospitality Properties Trust	79
26		Kimco Realty Corp.	743
25		Klepierre, (France)	1,126
1		LaSalle Hotel Properties	15
1		Liberty Property Trust	28
4		LTC Properties, Inc.	218
–	(h)	Macerich Co. (The)	10
2		Mack-Cali Realty Corp.	64
2		Monogram Residential Trust, Inc.	24
–	(h)	National Retail Properties, Inc.	16
21		Outfront Media, Inc.	487
1		Pennsylvania Real Estate Investment Trust	32
1		Post Properties, Inc.	71
4		Potlatch Corp.	142
2		Prologis, Inc.	100
–	(h)	PS Business Parks, Inc.	54
4		Public Storage	841
5		Ramco-Gershenson Properties Trust	90
28		Rayonier, Inc.	754
1		Regency Centers Corp.	48
13		RLJ Lodging Trust	264
1		Saul Centers, Inc.	85
1		Silver Bay Realty Trust Corp.	10
1		Simon Property Group, Inc.	220
1		SL Green Realty Corp.	82
2		STORE Capital Corp.	67
1		Summit Hotel Properties, Inc.	11
1		Taubman Centers, Inc.	65
49		Westfield Corp., (Australia)	363
13		Weyerhaeuser Co.	418

			12,960

		Real Estate Management & Development — 0.6%
308		Aldar Properties PJSC, (United Arab Emirates)	223
1		Alexander & Baldwin, Inc.	30
30		CBRE Group, Inc., Class A (a)	828
116		Cheung Kong Property Holdings Ltd., (Hong Kong)	850
412		China Overseas Land & Investment Ltd., (Hong Kong)	1,416
468		China Resources Land Ltd., (Hong Kong)	1,320
161		China Vanke Co., Ltd., (China), Class H	422
27		Daiwa House Industry Co., Ltd., (Japan)	736
278		Emaar Properties PJSC, (United Arab Emirates)	536
11		Forestar Group, Inc. (a)	123
116		Hang Lung Properties Ltd., (Hong Kong)	263
82		Mitsui Fudosan Co., Ltd., (Japan)	1,745
1		St. Joe Co. (The) (a)	9

			8,501

		Total Real Estate	21,461

		Telecommunication Services — 1.0%
		Diversified Telecommunication Services — 0.6%
54		AT&T, Inc.	2,182
179		BT Group plc, (United Kingdom)	901
12		CenturyLink, Inc.	336
15		Cincinnati Bell, Inc. (a)	60
1		General Communication, Inc., Class A (a)	8
14		LG Uplus Corp., (South Korea)	153
27		Nippon Telegraph & Telephone Corp., (Japan)	1,221
1,103		Telecom Italia S.p.A., (Italy) (a)	917
45		Verizon Communications, Inc.	2,361
25		Windstream Holdings, Inc.	253

			8,392

		Wireless Telecommunication Services — 0.4%
31		KDDI Corp., (Japan)	961
50		Mobile TeleSystems PJSC, (Russia), ADR	382
32		T-Mobile US, Inc. (a)	1,504
816		Vodafone Group plc, (United Kingdom)	2,341

			5,188

		Total Telecommunication Services	13,580

		Utilities — 1.4%
		Electric Utilities — 0.9%
15		American Electric Power Co., Inc.	944
10		Duke Energy Corp.	800
31		Edison International	2,225
61		EDP - Energias do Brasil S.A., (Brazil)	271
3		El Paso Electric Co.	125
240		Enel S.p.A., (Italy)	1,072
11		Eversource Energy	601
5		Exelon Corp.	157
13		Korea Electric Power Corp., (South Korea)	626
21		NextEra Energy, Inc.	2,610
8		PG&E Corp.	514
2		PNM Resources, Inc.	65
5		Portland General Electric Co.	200
2		Spark Energy, Inc., Class A	59

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Electric Utilities — continued
129		Tenaga Nasional Bhd, (Malaysia)	446
38		Xcel Energy, Inc.	1,580

			12,295

		Gas Utilities — 0.2%
128		China Resources Gas Group Ltd., (Hong Kong)	440
136		ENN Energy Holdings Ltd., (China)	666
117		Snam S.p.A., (Italy)	650
1		Southwest Gas Corp.	92
2		Spire, Inc.	99
11		UGI Corp.	516

			2,463

		Independent Power & Renewable Electricity Producers — 0.1%
41		AES Corp.	525
29		Atlantic Power Corp.	72
307		China Power International Development Ltd., (Hong Kong)	119
11		Dynegy, Inc. (a)	132
348		Huadian Power International Corp., Ltd., (China), Class H	157
372		Huaneng Power International, Inc., (China), Class H	235
–	(h)	Ormat Technologies, Inc.	22

			1,262

		Multi-Utilities — 0.2%
1		Avista Corp.	27
9		CMS Energy Corp.	392
1		NorthWestern Corp.	42
20		Public Service Enterprise Group, Inc.	858
9		Sempra Energy	958
1		WEC Energy Group, Inc.	60

			2,337

		Water Utilities — 0.0% (g)
6		American States Water Co.	226
28		Cia de Saneamento Basico do Estado de Sao Paulo, (Brazil), ADR (a)	263
34		Pennon Group plc, (United Kingdom)	394

			883

		Total Utilities	19,240

		Total Common Stocks (Cost $557,691)	700,811

Preferred Stocks — 0.2%
		Consumer Staples — 0.2%
		Food & Staples Retailing — 0.0% (g)
17		Cia Brasileira de Distribuicao, (Brazil)	274

		Household Products — 0.2%
17		Henkel AG & Co. KGaA, (Germany)	2,308

		Total Consumer Staples	2,582

		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
20		Braskem S.A., (Brazil), Class A	157

		Utilities — 0.0% (g)
		Electric Utilities — 0.0% (g)
56		Cia Energetica de Minas Gerais, (Brazil)	147

		Total Preferred Stocks (Cost $1,823)	2,886

PRINCIPAL AMOUNT($)
Asset-Backed Securities — 3.0%
		ACE Securities Corp. Home Equity Loan Trust,
218		Series 2004-HE3, Class M3, VAR, 1.605%, 11/25/34	201
550		Series 2004-OP1, Class M3, VAR, 2.400%, 04/25/34	489
		Ally Auto Receivables Trust,
5		Series 2013-2, Class A3, 0.790%, 01/15/18	5
132		Series 2015-1, Class A3, 1.390%, 09/16/19	133
69		Series 2015-SN1, Class A3, 1.210%, 12/20/17	69
257		American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	258
		AmeriCredit Automobile Receivables Trust,
7		Series 2013-5, Class A3, 0.900%, 09/10/18	7
75		Series 2015-4, Class A3, 1.700%, 07/08/20	75
		Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
435		Series 2002-2, Class M3, VAR, 3.180%, 08/25/32	431
491		Series 2003-9, Class M2, VAR, 3.375%, 09/25/33	469

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
461	Series 2003-10, Class M1, VAR, 1.575%, 12/25/33	432
422	Series 2003-10, Class M2, VAR, 3.075%, 12/25/33	409
509	Series 2004-R1, Class M1, VAR, 1.320%, 02/25/34	472
261	Series 2004-R1, Class M6, VAR, 2.595%, 02/25/34	253
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
120	Series 2004-W3, Class A3, VAR, 1.345%, 02/25/34	109
170	Series 2004-W3, Class M3, VAR, 3.225%, 02/25/34	146
418	Series 2004-W4, Class A, VAR, 1.045%, 03/25/34	391
198	Series 2004-W6, Class M4, VAR, 3.375%, 05/25/34	178
624	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1, VAR, 1.574%, 01/15/34	605
300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	301
	Bear Stearns Asset Backed Securities Trust,
479	Series 2003-SD2, Class 3A, VAR, 4.594%, 06/25/43	478
380	Series 2004-2, Class M1, VAR, 1.725%, 08/25/34	353
100	BMW Vehicle Lease Trust, Series 2015-2, Class A3, 1.400%, 09/20/18	100
6	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	6
62	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	63
130	Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 09/20/19	131
	CarMax Auto Owner Trust,
20	Series 2013-4, Class A3, 0.800%, 07/16/18	20
159	Series 2014-2, Class A3, 0.980%, 01/15/19	160
117	Series 2015-2, Class A3, 1.370%, 03/16/20	117
	CDC Mortgage Capital Trust,
420	Series 2003-HE1, Class M1, VAR, 1.875%, 08/25/33	404
10	Series 2003-HE3, Class M2, VAR, 3.150%, 11/25/33	9
265	Centex Home Equity Loan Trust, Series 2005-A, Class M1, VAR, 1.005%, 01/25/35	246
301	CHEC Loan Trust, Series 2004-2, Class M3, VAR, 1.775%, 04/25/34	252
57	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	56
	Citibank Credit Card Issuance Trust,
150	Series 2007-A8, Class A8, 5.650%, 09/20/19	157
200	Series 2014-A8, Class A8, 1.730%, 04/09/20	202
	CNH Equipment Trust,
6	Series 2013-C, Class A3, 1.020%, 08/15/18	6
55	Series 2013-D, Class A3, 0.770%, 10/15/18	55
91	Series 2014-A, Class A3, 0.840%, 05/15/19	90
153	Series 2014-B, Class A3, 0.910%, 05/15/19	153
	CPS Auto Receivables Trust,
7	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	7
19	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	19
154	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	154
82	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	82
	Credit Suisse First Boston Mortgage Securities Corp.,
32	Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	34
5	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	5
	Credit-Based Asset Servicing and Securitization LLC,
282	Series 2003-CB5, Class M2, VAR, 2.999%, 11/25/33	274
765	Series 2004-CB4, Class A5, SUB, 4.880%, 05/25/35	772
279	Series 2004-CB6, Class M3, VAR, 2.625%, 07/25/35	266
	CWABS, Inc. Asset-Backed Certificates,
298	Series 2003-5, Class MF2, VAR, 5.398%, 11/25/33	261
381	Series 2003-BC1, Class A1, VAR, 1.325%, 03/25/33	351
351	Series 2003-BC4, Class M2, VAR, 1.875%, 06/25/33	339
366	Series 2003-BC6, Class M2, VAR, 2.250%, 10/25/33	341
393	Series 2004-6, Class M2, VAR, 1.500%, 10/25/34	370

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
276	Series 2004-BC1, Class M3, VAR, 2.625%, 10/25/33	236
502	Series 2004-SD2, Class M1, VAR, 1.145%, 06/25/33 (e)	487
450	CWABS, Inc., Asset-Backed Certificates, Series 2004-5, Class M3, VAR, 2.250%, 07/25/34	412
250	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	251
	DT Auto Owner Trust,
36	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	36
95	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	95
1,014	Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1, VAR, 4.860%, 08/25/33	1,016
	Exeter Automobile Receivables Trust,
27	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	27
95	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	95
159	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.420%, 03/16/20	159
288	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class IIA3, VAR, 0.675%, 07/25/36	277
	Flagship Credit Auto Trust,
58	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	58
112	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	112
	Ford Credit Auto Owner Trust,
22	Series 2013-D, Class A3, 0.670%, 04/15/18	22
82	Series 2014-B, Class A3, 0.900%, 10/15/18	82
79	Series 2015-A, Class A3, 1.280%, 09/15/19	79
158	Series 2015-B, Class A3, 1.160%, 11/15/19	158
167	Series 2015-C, Class A3, 1.410%, 02/15/20	167
	Fremont Home Loan Trust,
101	Series 2003-B, Class M2, VAR, 2.955%, 12/25/33	100
1,144	Series 2004-A, Class M1, VAR, 1.350%, 01/25/34	1,048
180	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	180
	GLS Auto Receivables Trust,
103	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	103
735	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	740
	GM Financial Automobile Leasing Trust,
107	Series 2015-1, Class A3, 1.530%, 09/20/18	107
65	Series 2015-3, Class A3, 1.690%, 03/20/19	66
754	GSAMP Trust, Series 2004-AR1, Class M1, VAR, 1.500%, 06/25/34	722
143	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.300%, 03/16/20	143
	Home Equity Asset Trust,
106	Series 2003-1, Class M1, VAR, 2.025%, 06/25/33	103
558	Series 2004-3, Class M1, VAR, 1.380%, 08/25/34	517
91	Series 2004-6, Class M2, VAR, 1.425%, 12/25/34	79
182	Series 2005-7, Class 2A4, VAR, 0.905%, 01/25/36	181
431	Series 2007-2, Class 2A2, VAR, 0.710%, 07/25/37	417
306	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M3, VAR, 1.725%, 11/25/34	278
	Honda Auto Receivables Owner Trust,
12	Series 2013-4, Class A3, 0.690%, 09/18/17	12
73	Series 2014-1, Class A3, 0.670%, 11/21/17	73
103	Series 2014-2, Class A3, 0.770%, 03/19/18	103
196	Series 2016-3, Class A3, 1.160%, 05/18/20	196
	Hyundai Auto Receivables Trust,
34	Series 2014-A, Class A3, 0.790%, 07/16/18	34
119	Series 2014-B, Class A3, 0.900%, 12/17/18	119
103	Series 2015-C, Class A3, 1.460%, 02/18/20	103
96	John Deere Owner Trust, Series 2015-B, Class A3, 1.440%, 10/15/19	96
	Long Beach Mortgage Loan Trust,
556	Series 2001-2, Class M1, VAR, 1.365%, 07/25/31	527
153	Series 2003-4, Class M2, VAR, 3.150%, 08/25/33	150

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
80	MASTR Asset-Backed Securities Trust, Series 2004-OPT1, Class M2, VAR, 2.175%, 02/25/34	77
	Merrill Lynch Mortgage Investors Trust,
662	Series 2002-NC1, Class M1, VAR, 1.575%, 05/25/33	635
112	Series 2003-OPT1, Class M1, VAR, 1.500%, 07/25/34	103
454	Series 2005-FM1, Class M1, VAR, 1.005%, 05/25/36	420
671	Series 2005-NC1, Class M2, VAR, 1.605%, 10/25/35	619
	Morgan Stanley ABS Capital I, Inc. Trust,
270	Series 2004-NC2, Class M2, VAR, 2.325%, 12/25/33	252
422	Series 2005-HE1, Class M3, VAR, 1.305%, 12/25/34	348
245	Series 2005-HE1, Class M4, VAR, 1.605%, 12/25/34	206
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
375	Series 2002-AM3, Class A3, VAR, 1.505%, 02/25/33	356
272	Series 2002-AM3, Class M1, VAR, 1.950%, 02/25/33	261
	New Century Home Equity Loan Trust,
346	Series 2003-5, Class M1, SUB, 5.163%, 11/25/33	340
550	Series 2003-6, Class M1, VAR, 1.605%, 01/25/34	514
769	Series 2004-4, Class M1, VAR, 1.290%, 02/25/35	709
250	Series 2005-1, Class M1, VAR, 1.200%, 03/25/35	235
300	Nissan Auto Lease Trust, Series 2015-A, Class A3, 1.400%, 06/15/18	301
	Nissan Auto Receivables Owner Trust,
42	Series 2013-C, Class A3, 0.670%, 08/15/18	42
55	Series 2014-A, Class A3, 0.720%, 08/15/18	56
55	Series 2015-C, Class A3, 1.370%, 05/15/20	55
383	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, VAR, 2.956%, 09/25/33	366
141	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	140
219	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	220
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
352	Series 2003-2, Class M1, VAR, 1.500%, 04/25/33	324
782	Series 2003-4, Class M1, VAR, 1.545%, 07/25/33	717
451	Series 2003-5, Class A3, VAR, 1.425%, 08/25/33	436
847	Option One Mortgage Loan Trust, Series 2004-2, Class M2, VAR, 2.100%, 05/25/34	752
500	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, VAR, 1.770%, 01/25/36	460
203	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	203
250	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	250
35	RAMP Trust, Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	36
	RASC Trust,
909	Series 2001-KS3, Class AII, VAR, 0.985%, 09/25/31	860
50	Series 2003-KS4, Class AI6, VAR, 3.870%, 05/25/33	51
873	Series 2005-EMX1, Class M1, VAR, 1.170%, 03/25/35	823
408	Series 2005-KS2, Class M1, VAR, 1.170%, 03/25/35	378
1,853	Renaissance Home Equity Loan Trust, Series 2003-2, Class M1, VAR, 1.763%, 08/25/33	1,730
	Saxon Asset Securities Trust,
107	Series 2000-2, Class MF2, VAR, 8.053%, 07/25/30	94
18	Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	19
351	Series 2003-2, Class M2, VAR, 3.150%, 06/25/33	336
595	Series 2003-3, Class M1, VAR, 1.500%, 12/25/33	565
246	Series 2004-2, Class MV2, VAR, 2.325%, 08/25/35	236
102	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	102
485	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, VAR, 1.425%, 11/25/34	456
	Structured Asset Investment Loan Trust,
157	Series 2003-BC3, Class M1, VAR, 1.950%, 04/25/33	155

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
715		Series 2003-BC11, Class M1, VAR, 1.500%, 10/25/33	701
585		Series 2004-6, Class M2, VAR, 2.475%, 07/25/34	554
108		Series 2004-7, Class M1, VAR, 1.575%, 08/25/34	100
363		Series 2004-7, Class M2, VAR, 1.650%, 08/25/34	319
346		Series 2004-8, Class M2, VAR, 1.455%, 09/25/34	311
159		Structured Asset Securities Corp. Trust, Series 2005-SC1, Class 1A1, VAR, 0.795%, 05/25/31 (e)	94
67		Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3, 0.670%, 12/15/17	67
–	(h)	USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	–	(h)
89		Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	89
53		Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A3, 0.700%, 04/20/18	53
131		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	132
88		VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	89
126		VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	127
43		VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	43
217		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	217
150		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	150
103		VOLT XXXV, Series 2016-NPL9, SUB, 3.500%, 09/25/46 (e)	103
115		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	115
194		Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class M8A, VAR, 5.025%, 10/25/34 (e)	183
		World Omni Auto Receivables Trust,
52		Series 2015-A, Class A3, 1.340%, 05/15/20	52
86		Series 2015-B, Class A3, 1.490%, 12/15/20	87
121		World Omni Automobile Lease Securitization Trust, Series 2015-A, Class A3, 1.540%, 10/15/18	121

		Total Asset-Backed Securities (Cost $39,503)	40,677

Collateralized Mortgage Obligations — 5.2%
		Agency CMO — 4.4%
132		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	151
		Federal Home Loan Mortgage Corp. REMIC,
–	(h)	Series 50, Class I, 8.000%, 06/15/20	–	(h)
3		Series 1087, Class I, 8.500%, 06/15/21	3
2		Series 1136, Class H, 6.000%, 09/15/21	2
51		Series 1617, Class PM, 6.500%, 11/15/23	58
46		Series 1710, Class GH, 8.000%, 04/15/24	52
34		Series 1732, Class K, 6.500%, 05/15/24	38
46		Series 1843, Class Z, 7.000%, 04/15/26	52
53		Series 2033, Class K, 6.050%, 08/15/23	57
113		Series 2378, Class BD, 5.500%, 11/15/31	127
–	(h)	Series 2391, Class QR, 5.500%, 12/15/16	–	(h)
1		Series 2394, Class MC, 6.000%, 12/15/16	1
2		Series 2405, Class JF, 6.000%, 01/15/17	2
3		Series 2425, Class OB, 6.000%, 03/15/17	3
83		Series 2455, Class GK, 6.500%, 05/15/32	96
25		Series 2457, Class PE, 6.500%, 06/15/32	30
66		Series 2473, Class JZ, 6.500%, 07/15/32	76
1		Series 2503, Class TG, 5.500%, 09/15/17	1
2		Series 2508, Class AQ, 5.500%, 10/15/17	2
13		Series 2527, Class BP, 5.000%, 11/15/17	13
7		Series 2531, Class HN, 5.000%, 12/15/17	7
6		Series 2538, Class CB, 5.000%, 12/15/17	7
37		Series 2564, Class NK, 5.000%, 02/15/18	37
103		Series 2575, Class PE, 5.500%, 02/15/33	118
266		Series 2586, Class WG, 4.000%, 03/15/33	287
23		Series 2594, Class OL, 5.000%, 04/15/18	24
38		Series 2595, Class HO, 4.500%, 03/15/23	39
30		Series 2627, Class KM, 4.500%, 06/15/18	30
42		Series 2636, Class Z, 4.500%, 06/15/18	43
25		Series 2651, Class VZ, 4.500%, 07/15/18	25
96		Series 2673, Class PE, 5.500%, 09/15/33	108
102		Series 2685, Class DT, 5.000%, 10/15/23	112
36		Series 2686, Class GC, 5.000%, 10/15/23	39
95		Series 2699, Class TC, 4.000%, 11/15/18	97
80		Series 2715, Class NG, 4.500%, 12/15/18	82
26		Series 2744, Class TU, 5.500%, 05/15/32	26
54		Series 2756, Class NA, 5.000%, 02/15/24	59
34		Series 2764, Class OE, 4.500%, 03/15/19	35
200		Series 2764, Class UG, 5.000%, 03/15/34	232
37		Series 2773, Class CD, 4.500%, 04/15/24	39

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2	Series 2780, Class JA, 4.500%, 04/15/19	2
1	Series 2780, Class JG, 4.500%, 04/15/19	1
46	Series 2783, Class AT, 4.000%, 04/15/19	47
485	Series 2802, Class CD, 5.250%, 05/15/34	531
15	Series 2809, Class UC, 4.000%, 06/15/19	16
118	Series 2864, Class NB, 5.500%, 07/15/33	122
64	Series 2877, Class AD, 4.000%, 10/15/19	66
155	Series 2901, Class KB, 5.000%, 12/15/34	170
64	Series 2910, Class BE, 4.500%, 12/15/19	66
531	Series 2912, Class EH, 5.500%, 01/15/35	608
19	Series 2922, Class GA, 5.500%, 05/15/34	20
140	Series 2935, Class HJ, 5.000%, 02/15/35	156
168	Series 2950, Class KZ, 4.500%, 03/15/20	175
370	Series 2960, Class JH, 5.500%, 04/15/35	415
82	Series 2988, Class TY, 5.500%, 06/15/25	91
53	Series 2989, Class TG, 5.000%, 06/15/25	58
475	Series 3017, Class ML, 5.000%, 08/15/35	540
42	Series 3028, Class ME, 5.000%, 02/15/34	43
10	Series 3064, Class OG, 5.500%, 06/15/34	10
29	Series 3077, Class TO, PO, 04/15/35	26
134	Series 3102, Class CE, 5.500%, 01/15/26	149
38	Series 3121, Class JD, 5.500%, 03/15/26	43
51	Series 3151, Class UC, 5.500%, 08/15/35	54
13	Series 3200, Class PO, PO, 08/15/36	11
29	Series 3212, Class BK, 5.500%, 09/15/36	33
87	Series 3213, Class PE, 6.000%, 09/15/36	99
47	Series 3279, Class PE, 5.500%, 02/15/37	55
60	Series 3349, Class DP, 6.000%, 09/15/36	62
184	Series 3405, Class PE, 5.000%, 01/15/38	207
173	Series 3413, Class B, 5.500%, 04/15/37	192
100	Series 3523, Class EX, 5.000%, 04/15/39	113
174	Series 3532, Class EB, 4.000%, 05/15/24	184
100	Series 3534, Class MB, 4.000%, 05/15/24	109
225	Series 3553, Class PG, 5.500%, 07/15/39	251
187	Series 3564, Class NB, 5.000%, 08/15/39	218
9	Series 3622, Class TA, 5.500%, 10/15/26	9
77	Series 3622, Class WA, 5.500%, 09/15/39	87
560	Series 3626, Class ME, 5.000%, 01/15/40	657
112	Series 3647, Class GA, 5.000%, 11/15/28	115
103	Series 3653, Class HJ, 5.000%, 04/15/40	116
217	Series 3662, Class PJ, 5.000%, 04/15/40	241
285	Series 3662, Class QB, 5.000%, 03/15/38	312
200	Series 3677, Class KB, 4.500%, 05/15/40	222
190	Series 3680, Class LC, 4.500%, 06/15/40	199
77	Series 3688, Class GT, VAR, 7.281%, 11/15/46	90
250	Series 3710, Class GB, 4.000%, 08/15/25	267
43	Series 3747, Class HI, IO, 4.500%, 07/15/37	1
1,384	Series 3747, Class HX, 4.500%, 11/15/39	1,549
201	Series 3748, Class D, 4.000%, 11/15/39	212
114	Series 3755, Class MU, 4.000%, 11/15/30	122
220	Series 3768, Class MB, 4.000%, 12/15/39	235
150	Series 3795, Class PD, 4.500%, 01/15/40	169
391	Series 3816, Class HA, 3.500%, 11/15/25	424
392	Series 3827, Class BM, 5.500%, 08/15/39	424
44	Series 3842, Class PH, 4.000%, 04/15/41	47
400	Series 3845, Class QY, 4.000%, 04/15/26	452
105	Series 3852, Class TP, IF, 5.500%, 05/15/41	113
277	Series 3859, Class JB, 5.000%, 05/15/41	310
182	Series 3873, Class MJ, 4.000%, 06/15/41	189
1,201	Series 3893, Class PU, 4.000%, 07/15/41	1,334
329	Series 3898, Class KH, 3.500%, 06/15/26	354
46	Series 3902, Class MA, 4.500%, 07/15/39	48
362	Series 3910, Class CT, 4.000%, 12/15/39	389
1,000	Series 3951, Class ME, 4.000%, 11/15/41	1,147
269	Series 3959, Class PB, 3.000%, 11/15/26	283
175	Series 3962, Class KD, 3.000%, 10/15/26	184
800	Series 3963, Class JB, 4.500%, 11/15/41	925
800	Series 3989, Class JW, 3.500%, 01/15/42	869
141	Series 4026, Class HB, 3.500%, 04/15/42	154
382	Series 4026, Class MQ, 4.000%, 04/15/42	415
320	Series 4068, Class PE, 3.000%, 06/15/42	338
93	Series 4119, Class KE, 1.750%, 10/15/32	93
97	Series 4180, Class ME, 2.500%, 10/15/42	99
1,000	Series 4185, Class PB, 3.000%, 03/15/43	1,039
250	Series 4203, Class BN, 3.000%, 04/15/33	259
458	Series 4217, Class F, VAR, 0.874%, 06/15/43	459
254	Series 4219, Class JA, 3.500%, 08/15/39	268
550	Series 4238, Class UY, 3.000%, 08/15/33	576
192	Series 4243, Class AE, 4.000%, 08/15/43	216
350	Series 4384, Class LB, 3.500%, 08/15/43	376
351	Federal Home Loan Mortgage Corp. STRIPS, Series 284, Class 300, 3.000%, 10/15/42	365
104	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	126

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal National Mortgage Association - ACES,
260	Series 2011-M2, Class A2, 3.645%, 04/25/21	279
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	435
188	Series 2013-M7, Class A2, 2.280%, 12/27/22	193
412	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	430
500	Series 2014-M1, Class A2, VAR, 3.367%, 07/25/23	538
355	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	390
550	Series 2014-M4, Class A2, VAR, 3.346%, 03/25/24	598
255	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	273
556	Series 2015-M1, Class A2, 2.532%, 09/25/24	576
800	Series 2015-M3, Class A2, 2.723%, 10/25/24	839
	Federal National Mortgage Association REMIC,
3	Series 1990-7, Class B, 8.500%, 01/25/20	3
1	Series 1990-35, Class E, 9.500%, 04/25/20	1
2	Series 1990-76, Class G, 7.000%, 07/25/20	2
10	Series 1990-106, Class J, 8.500%, 09/25/20	11
2	Series 1991-73, Class A, 8.000%, 07/25/21	2
30	Series 1992-112, Class GB, 7.000%, 07/25/22	33
13	Series 1992-195, Class C, 7.500%, 10/25/22	14
51	Series 1998-37, Class VZ, 6.000%, 06/17/28	59
97	Series 1998-66, Class B, 6.500%, 12/25/28	104
1	Series 2002-19, Class PE, 6.000%, 04/25/17	1
7	Series 2002-24, Class AJ, 6.000%, 04/25/17	8
91	Series 2002-55, Class PG, 5.500%, 09/25/32	103
21	Series 2002-55, Class QE, 5.500%, 09/25/17	21
3	Series 2002-63, Class KC, 5.000%, 10/25/17	3
6	Series 2002-63, Class LB, 5.500%, 10/25/17	6
95	Series 2002-82, Class PE, 6.000%, 12/25/32	107
22	Series 2003-21, Class OU, 5.500%, 03/25/33	24
246	Series 2003-29, Class BY, 5.500%, 04/25/33	284
3	Series 2003-33, Class AC, 4.250%, 03/25/33	3
272	Series 2003-48, Class GH, 5.500%, 06/25/33	311
24	Series 2003-58, Class AD, 3.250%, 07/25/33	25
12	Series 2003-63, Class PE, 3.500%, 07/25/33	12
140	Series 2003-67, Class KE, 5.000%, 07/25/33	153
73	Series 2003-78, Class B, 5.000%, 08/25/23	79
60	Series 2003-81, Class LC, 4.500%, 09/25/18	61
56	Series 2003-83, Class PG, 5.000%, 06/25/23	58
33	Series 2003-110, Class WA, 4.000%, 08/25/33	34
105	Series 2004-36, Class PC, 5.500%, 02/25/34	109
100	Series 2004-92, Class TB, 5.500%, 12/25/34	115
78	Series 2005-5, Class CK, 5.000%, 01/25/35	85
31	Series 2005-18, Class EG, 5.000%, 03/25/25	34
7	Series 2005-23, Class TG, 5.000%, 04/25/35	7
60	Series 2005-29, Class WC, 4.750%, 04/25/35	66
164	Series 2005-38, Class TB, 6.000%, 11/25/34	171
68	Series 2005-58, Class EP, 5.500%, 07/25/35	75
67	Series 2005-68, Class BC, 5.250%, 06/25/35	71
691	Series 2005-70, Class KP, 5.000%, 06/25/35	765
631	Series 2005-104, Class UE, 5.500%, 12/25/35	719
56	Series 2007-13, Class H, 5.500%, 03/25/37	63

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
400	Series 2007-61, Class PE, 5.500%, 07/25/37	444
34	Series 2007-65, Class KI, IF, IO, 6.095%, 07/25/37	5
237	Series 2007-84, Class P, 5.000%, 08/25/37	262
202	Series 2008-61, Class GB, 5.500%, 07/25/38	223
117	Series 2008-65, Class CD, 4.500%, 08/25/23	121
97	Series 2009-15, Class AC, 5.500%, 03/25/29	109
312	Series 2009-19, Class PW, 4.500%, 10/25/36	341
135	Series 2009-19, Class TD, 5.000%, 08/25/36	149
32	Series 2009-22, Class EG, 5.000%, 07/25/35	34
25	Series 2009-37, Class KI, IF, IO, 5.475%, 06/25/39	3
57	Series 2009-50, Class PT, VAR, 6.001%, 05/25/37	65
132	Series 2009-60, Class DE, 5.000%, 08/25/29	146
344	Series 2009-73, Class HJ, 6.000%, 09/25/39	393
23	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	3
65	Series 2009-86, Class OT, PO, 10/25/37	59
96	Series 2009-112, Class ST, IF, IO, 5.725%, 01/25/40	14
756	Series 2010-9, Class ME, 5.000%, 02/25/40	905
266	Series 2010-9, Class PE, 4.500%, 10/25/39	285
48	Series 2010-35, Class SB, IF, IO, 5.895%, 04/25/40	7
600	Series 2010-38, Class KC, 4.500%, 04/25/40	675
400	Series 2010-45, Class BL, 4.500%, 05/25/40	446
160	Series 2010-64, Class DM, 5.000%, 06/25/40	178
255	Series 2010-85, Class NJ, 4.500%, 08/25/40	274
200	Series 2010-103, Class PJ, 4.500%, 09/25/40	232
50	Series 2010-111, Class AE, 5.500%, 04/25/38	52
234	Series 2010-141, Class AL, 4.000%, 12/25/40	256
816	Series 2010-141, Class DL, 4.000%, 12/25/40	913
102	Series 2011-22, Class MA, 6.500%, 04/25/38	112
350	Series 2011-33, Class GD, 3.500%, 04/25/31	379
148	Series 2011-40, Class KA, 3.500%, 03/25/26	159
450	Series 2011-41, Class KL, 4.000%, 05/25/41	498
375	Series 2011-43, Class B, 3.500%, 05/25/31	398
686	Series 2011-50, Class LP, 4.000%, 06/25/41	758
650	Series 2011-52, Class KB, 5.500%, 06/25/41	769
530	Series 2011-52, Class LB, 5.500%, 06/25/41	646
159	Series 2011-85, Class KP, 7.000%, 09/25/51	182
98	Series 2011-99, Class CV, 4.500%, 03/25/26	108
558	Series 2011-104, Class KY, 4.000%, 03/25/39	599
55	Series 2011-111, Class EA, 5.000%, 12/25/38	58
325	Series 2011-112, Class PB, 4.000%, 11/25/41	360
300	Series 2011-114, Class B, 3.500%, 11/25/41	322
500	Series 2011-126, Class KB, 4.000%, 12/25/41	565
704	Series 2011-130, Class KB, 4.000%, 12/25/41	787
450	Series 2011-132, Class PE, 4.500%, 12/25/41	503
249	Series 2012-20, Class TD, 4.500%, 02/25/42	264
170	Series 2012-50, Class HB, 4.000%, 03/25/42	180
199	Series 2012-83, Class TN, 5.000%, 08/25/42	223
200	Series 2012-136, Class DL, 3.500%, 12/25/42	213
115	Series 2012-137, Class CF, VAR, 0.825%, 08/25/41	115
277	Series 2012-147, Class WN, 4.500%, 01/25/33	309
950	Series 2013-27, Class PE, 3.000%, 04/25/43	985

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
215	Series 2013-31, Class NC, 3.000%, 04/25/43	226
369	Series 2013-74, Class HP, 3.000%, 10/25/37	381
274	Series 2013-83, Class CA, 3.500%, 10/25/37	286
354	Series 2013-94, Class CV, 3.500%, 07/25/33	379
250	Series 2013-101, Class E, 3.000%, 10/25/33	260
328	Series 2013-104, Class CY, 5.000%, 10/25/43	398
200	Series 2014-1, Class DU, 2.500%, 02/25/29	205
200	Series 2014-2, Class PX, 4.500%, 01/25/41	230
200	Series 2014-56, Class VH, 3.500%, 09/25/34	220
250	Series 2014-58, Class VM, 4.000%, 08/25/33	282
25	Series G92-35, Class E, 7.500%, 07/25/22	28
22	Federal National Mortgage Association STRIPS, Series 293, Class 1, PO, 12/25/24	20
	Government National Mortgage Association,
90	Series 2002-22, Class CD, 6.500%, 05/17/31	103
97	Series 2003-62, Class BG, 5.000%, 07/20/33	107
358	Series 2003-65, Class AL, 5.500%, 08/20/33	427
155	Series 2003-66, Class HD, 5.500%, 08/20/33	175
580	Series 2004-16, Class AE, 5.500%, 02/20/34	651
145	Series 2004-16, Class EC, 5.500%, 02/20/34	175
283	Series 2005-11, Class PL, 5.000%, 02/20/35	314
104	Series 2005-13, Class AE, 5.000%, 09/20/34	113
176	Series 2005-13, Class BG, 5.000%, 02/20/35	206
221	Series 2005-48, Class CY, 5.000%, 06/20/35	243
311	Series 2005-54, Class JE, 5.000%, 07/20/35	352
100	Series 2006-1, Class LE, 5.500%, 06/20/35	115
459	Series 2006-7, Class ND, 5.500%, 08/20/35	531
260	Series 2006-50, Class JD, 5.000%, 09/20/36	315
213	Series 2006-69, Class MB, 5.500%, 12/20/36	238
125	Series 2007-33, Class LE, 5.500%, 06/20/37	142
130	Series 2007-35, Class NE, 6.000%, 06/16/37	162
165	Series 2007-79, Class BL, 5.750%, 08/20/37	188
161	Series 2008-20, Class HC, 5.750%, 06/16/37	179
43	Series 2008-23, Class YA, 5.250%, 03/20/38	48
113	Series 2008-26, Class JP, 5.250%, 03/20/38	128
221	Series 2008-33, Class PB, 5.500%, 04/20/38	252
688	Series 2008-47, Class P, 5.500%, 06/16/38	810
104	Series 2008-58, Class ZT, 6.500%, 07/20/38	134
32	Series 2008-62, Class SA, IF, IO, 5.618%, 07/20/38	6
267	Series 2008-63, Class PE, 5.500%, 07/20/38	310
53	Series 2008-68, Class PQ, 5.500%, 04/20/38	55
168	Series 2008-76, Class PD, 5.750%, 09/20/38	198
61	Series 2008-76, Class US, IF, IO, 5.368%, 09/20/38	9
173	Series 2008-89, Class JA, 5.750%, 08/20/38	177
93	Series 2008-95, Class DS, IF, IO, 6.768%, 12/20/38	19
301	Series 2009-42, Class CD, 5.000%, 06/20/39	349
438	Series 2009-47, Class LT, 5.000%, 06/20/39	510
60	Series 2009-72, Class SM, IF, IO, 5.720%, 08/16/39	10
162	Series 2009-106, Class ST, IF, IO, 5.468%, 02/20/38	28
27	Series 2010-14, Class QP, 6.000%, 12/20/39	28
121	Series 2010-157, Class OP, PO, 12/20/40	109
205	Series 2010-158, Class EP, 4.500%, 12/16/40	235

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
70	Series 2011-97, Class WA, VAR, 6.116%, 11/20/38	79
223	Series 2015-H20, Class FA, VAR, 0.964%, 08/20/65	222
504	Series 2015-H26, Class FG, VAR, 1.014%, 10/20/65	501
569	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	654

		60,992

	Non-Agency CMO — 0.8%
	Alternative Loan Trust,
450	Series 2004-27CB, Class A1, 6.000%, 12/25/34	448
41	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	41
169	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	165
573	Series 2005-21CB, Class A17, 6.000%, 06/25/35	570
2	Series 2005-46CB, Class A1, 5.750%, 10/25/35	2
	Banc of America Alternative Loan Trust,
129	Series 2004-6, Class 4A1, 5.000%, 07/25/19	130
120	Series 2004-9, Class 4A1, 5.500%, 10/25/19	120
287	Series 2006-5, Class 3A1, 6.000%, 06/25/46	282
	Bear Stearns ALT-A Trust,
65	Series 2004-6, Class 1A, VAR, 1.165%, 07/25/34	64
544	Series 2005-4, Class 23A2, VAR, 2.980%, 05/25/35	534
197	Series 2005-7, Class 12A3, VAR, 1.205%, 08/25/35	185
	CHL Mortgage Pass-Through Trust,
120	Series 2005-21, Class A2, 5.500%, 10/25/35	116
136	Series 2006-21, Class A14, 6.000%, 02/25/37	121
392	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.930%, 10/25/35	386
	Citigroup Mortgage Loan Trust, Inc.,
16	Series 2003-1, Class 3A4, 5.250%, 09/25/33	16
418	Series 2005-4, Class A, VAR, 3.044%, 08/25/35	409
30	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	31
260	First Horizon Mortgage Pass-Through Trust, Series 2006-3, Class 1A13, 6.250%, 11/25/36	247
	GSR Mortgage Loan Trust,
24	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	24
12	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	12
	Impac CMB Trust,
817	Series 2004-9, Class 1A1, VAR, 1.285%, 01/25/35	741
558	Series 2005-5, Class A4, VAR, 1.285%, 08/25/35	460
	JP Morgan Mortgage Trust,
73	Series 2006-A2, Class 5A3, VAR, 2.869%, 11/25/33	74
43	Series 2007-A1, Class 5A5, VAR, 2.947%, 07/25/35	42
431	MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A2, VAR, 2.613%, 04/25/34	412
	MASTR Alternative Loan Trust,
9	Series 2004-5, Class 5A1, 4.750%, 06/25/19	9
421	Series 2004-6, Class 7A1, 6.000%, 07/25/34	411
460	Series 2004-6, Class 8A1, 5.500%, 07/25/34	467
519	Series 2005-6, Class 1A2, 5.500%, 12/25/35	458
	MASTR Asset Securitization Trust,
2	Series 2003-11, Class 3A1, 4.500%, 12/25/18	2
21	Series 2003-11, Class 8A1, 5.500%, 12/25/33	21
	Merrill Lynch Mortgage Investors Trust,
33	Series 2003-F, Class A1, VAR, 1.165%, 10/25/28	32
39	Series 2004-B, Class A1, VAR, 1.025%, 05/25/29	38
235	Series 2005-A5, Class A9, VAR, 2.823%, 06/25/35	227
	Morgan Stanley Mortgage Loan Trust,
59	Series 2004-3, Class 4A, VAR, 5.672%, 04/25/34	62
127	Series 2004-4, Class 2A, VAR, 6.410%, 09/25/34	136
10	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	10
10	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	10

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
110	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, VAR, 3.032%, 10/25/35	109
	RALI Trust,
661	Series 2004-QA3, Class CB2, VAR, 4.163%, 08/25/34	666
5	Series 2004-QS3, Class CB, 5.000%, 03/25/19	5
	Residential Asset Securitization Trust,
22	Series 2004-A3, Class A1, 4.500%, 06/25/34	22
27	Series 2004-A6, Class A1, 5.000%, 08/25/19	27
18	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	18
54	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	55
	Sequoia Mortgage Trust,
79	Series 2004-11, Class A1, VAR, 1.132%, 12/20/34	77
554	Series 2007-3, Class 1A1, VAR, 0.732%, 07/20/36	504
49	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	49
	Structured Asset Mortgage Investments II Trust,
31	Series 2003-AR4, Class A1, VAR, 1.231%, 01/19/34	30
169	Series 2005-AR2, Class 2A1, VAR, 0.755%, 05/25/45	148
13	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 2.816%, 12/25/33	13
225	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 2A1, 4.500%, 03/25/19	225
51	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.242%, 12/25/44	51
	WaMu Mortgage Pass-Through Certificates Trust,
26	Series 2003-AR9, Class 1A6, VAR, 2.785%, 09/25/33	26
3	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	3
581	Series 2005-AR3, Class A1, VAR, 2.784%, 03/25/35	566
	Wells Fargo Mortgage-Backed Securities Trust,
13	Series 2004-EE, Class 3A1, VAR, 3.112%, 12/25/34	14
453	Series 2004-N, Class A6, VAR, 3.009%, 08/25/34	453
119	Series 2004-P, Class 2A1, VAR, 2.994%, 09/25/34	122
98	Series 2006-AR2, Class 2A3, VAR, 2.894%, 03/25/36	96

		10,794

	Total Collateralized Mortgage Obligations (Cost $68,881)	71,786

Commercial Mortgage-Backed Securities — 0.6%
4	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	4
15	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	15
100	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	106
168	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	168
200	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, VAR, 5.450%, 07/15/44	200
271	CD Mortgage Trust, Series 2007-CD5, Class B, VAR, 6.320%, 11/15/44	279
	COMM Mortgage Trust,
250	Series 2006-C8, Class AJ, 5.377%, 12/10/46	244
250	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	251
617	Commercial Mortgage Trust, Series 2007-GG11, Class AJ, VAR, 6.236%, 12/10/49	617
7	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	7
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
129	Series K038, Class A2, 3.389%, 03/25/24	142
250	Series K049, Class A2, 3.010%, 07/25/25	269
396	Series KF12, Class A, VAR, 1.225%, 09/25/22	396
87	Series KJ02, Class A2, 2.597%, 09/25/20	90
500	Series KPLB, Class A, 2.770%, 05/25/25	525
220	FREMF Mortgage Trust, Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	220
122	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	123

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
400	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class D, VAR, 5.618%, 05/15/45	367
600	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 6.114%, 07/15/44	592
	LB-UBS Commercial Mortgage Trust,
99	Series 2007-C2, Class A3, 5.430%, 02/15/40	99
250	Series 2007-C6, Class AJ, VAR, 6.322%, 07/15/40	250
750	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.836%, 12/12/49 (e)	1
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	266
	Morgan Stanley Capital I Trust,
750	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	748
5,051	Series 2007-HQ11, Class X, IO, VAR, 0.389%, 02/12/44 (e)	1
276	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.980%, 07/14/34 (e)	275
114	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 04/10/46	121
250	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	268
	Wachovia Bank Commercial Mortgage Trust,
23	Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	23
351	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	352
	WFRBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	549
200	Series 2012-C6, Class A4, 3.440%, 04/15/45	214

	Total Commercial Mortgage-Backed Securities (Cost $7,735)	7,782

Corporate Bonds — 8.8%
	Consumer Discretionary — 0.5%
	Automobiles — 0.1%
	Daimler Finance North America LLC,
355	1.500%, 07/05/19 (e)	353
150	2.375%, 08/01/18 (e)	152
210	2.450%, 05/18/20 (e)	215
102	8.500%, 01/18/31	166
	General Motors Co.,
105	5.200%, 04/01/45	109
25	6.250%, 10/02/43	30

		1,025

	Hotels, Restaurants & Leisure — 0.0% (g)
	McDonald’s Corp.,
20	2.750%, 12/09/20	21
65	3.700%, 02/15/42	64
150	4.875%, 07/15/40	173
135	4.875%, 12/09/45	157

		415

	Internet & Direct Marketing Retail — 0.0% (g)
380	Amazon.com, Inc., 3.800%, 12/05/24	421

	Media — 0.4%
	21st Century Fox America, Inc.,
115	4.750%, 09/15/44	126
120	4.950%, 10/15/45	137
250	6.750%, 01/09/38	321
	CBS Corp.,
105	2.900%, 01/15/27	103
208	4.000%, 01/15/26	221
85	4.600%, 01/15/45	87
	Charter Communications Operating LLC/Charter Communications Operating Capital,
65	3.579%, 07/23/20 (e)	68
202	4.464%, 07/23/22 (e)	218
345	4.908%, 07/23/25 (e)	381
113	6.484%, 10/23/45 (e)	137
	Comcast Corp.,
105	1.625%, 01/15/22	104
50	2.350%, 01/15/27	49
65	3.150%, 03/01/26	69
133	3.375%, 08/15/25	143
250	3.400%, 07/15/46	243
175	4.600%, 08/15/45	203
70	4.750%, 03/01/44	83
100	6.450%, 03/15/37	138
25	Cox Communications, Inc., 8.375%, 03/01/39 (e)	32
47	Discovery Communications LLC, 4.375%, 06/15/21	51
70	NBCUniversal Media LLC, 4.450%, 01/15/43	79

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Time Warner Cable, Inc.,
165	5.500%, 09/01/41	177
125	7.300%, 07/01/38	160
150	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	204
	Time Warner, Inc.,
170	4.650%, 06/01/44	184
215	4.850%, 07/15/45	241
250	7.625%, 04/15/31	355
	Viacom, Inc.,
33	3.250%, 03/15/23	33
17	4.250%, 09/01/23	18
75	4.375%, 03/15/43	69
225	4.850%, 12/15/34	230
90	Walt Disney Co. (The), 3.000%, 07/30/46	85

		4,749

	Multiline Retail — 0.0% (g)
20	Kohl’s Corp., 5.550%, 07/17/45	20
	Macy’s Retail Holdings, Inc.,
100	2.875%, 02/15/23	98
55	4.300%, 02/15/43	46
107	Target Corp., 6.350%, 11/01/32	146

		310

	Specialty Retail — 0.0% (g)
37	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	38
	Home Depot, Inc. (The),
95	3.500%, 09/15/56	92
105	4.250%, 04/01/46	122
	Lowe’s Cos., Inc.,
90	3.375%, 09/15/25	97
55	4.375%, 09/15/45	63
150	5.125%, 11/15/41	185

		597

	Total Consumer Discretionary	7,517

	Consumer Staples — 0.7%
	Beverages — 0.3%
100	Anheuser-Busch Cos. LLC, 7.550%, 10/01/30	143
	Anheuser-Busch InBev Finance, Inc.,
200	1.900%, 02/01/19	202
290	2.650%, 02/01/21	299
1,085	3.650%, 02/01/26	1,162
100	3.700%, 02/01/24	108
75	4.700%, 02/01/36	87
65	4.900%, 02/01/46	78
285	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	318
94	Brown-Forman Corp., 4.500%, 07/15/45	108
130	Coca-Cola Co. (The), 2.550%, 06/01/26	133
	Molson Coors Brewing Co.,
60	2.100%, 07/15/21	60
80	3.000%, 07/15/26	81
20	4.200%, 07/15/46	21
110	PepsiCo, Inc., 4.450%, 04/14/46	130
150	Pernod-Ricard S.A., (France), 3.250%, 06/08/26 (e)	152
200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	217

		3,299

	Food & Staples Retailing — 0.2%
	CVS Health Corp.,
450	2.125%, 06/01/21	454
315	2.875%, 06/01/26	320
76	3.875%, 07/20/25	83
	CVS Pass-Through Trust,
51	4.704%, 01/10/36 (e)	56
46	6.943%, 01/10/30	57
	Kroger Co. (The),
250	Series B, 7.700%, 06/01/29	353
25	2.300%, 01/15/19	26
320	3.300%, 01/15/21	338
80	3.875%, 10/15/46	81
25	5.400%, 07/15/40	30
	Sysco Corp.,
40	2.500%, 07/15/21	41
56	3.750%, 10/01/25	60
	Walgreens Boots Alliance, Inc.,
65	2.600%, 06/01/21	66
83	3.100%, 06/01/23	86
212	3.800%, 11/18/24	228
	Wal-Mart Stores, Inc.,
140	4.000%, 04/11/43	157
135	5.000%, 10/25/40	171

		2,607

	Food Products — 0.1%
200	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	234
100	Cargill, Inc., 3.300%, 03/01/22 (e)	106
114	ConAgra Foods, Inc., 3.200%, 01/25/23	119
	Kellogg Co.,
100	Series B, 7.450%, 04/01/31	140

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
66	3.250%, 05/21/18	68
	Kraft Heinz Foods Co.,
80	2.800%, 07/02/20	83
300	4.375%, 06/01/46	318
60	5.000%, 06/04/42	69
58	5.200%, 07/15/45	69
100	6.875%, 01/26/39	139
	Mead Johnson Nutrition Co.,
38	Class C, 4.125%, 11/15/25	41
150	5.900%, 11/01/39	185
200	Mondelez International, Inc., 4.000%, 02/01/24	219

		1,790

	Household Products — 0.0% (g)
100	Kimberly-Clark Corp., 6.625%, 08/01/37	148

	Tobacco — 0.1%
	Altria Group, Inc.,
200	3.875%, 09/16/46	208
195	4.000%, 01/31/24	218
60	4.250%, 08/09/42	65
56	B.A.T. International Finance plc, (United Kingdom), 3.250%, 06/07/22 (e)	59
215	Imperial Brands Finance plc, (United Kingdom), 3.750%, 07/21/22 (e)	228
	Philip Morris International, Inc.,
185	3.250%, 11/10/24	198
90	4.125%, 03/04/43	97
150	4.250%, 11/10/44	167
55	4.375%, 11/15/41	61
375	Reynolds American, Inc., 4.450%, 06/12/25	419

		1,720

	Total Consumer Staples	9,564

	Energy — 0.8%
	Energy Equipment & Services — 0.0% (g)
	Halliburton Co.,
100	3.500%, 08/01/23	103
290	3.800%, 11/15/25	300
125	8.750%, 02/15/21	156
50	Nabors Industries, Inc., 4.625%, 09/15/21	47
82	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	89

		695

	Oil, Gas & Consumable Fuels — 0.8%
50	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	55
150	ANR Pipeline Co., 9.625%, 11/01/21	200
382	Apache Corp., 3.250%, 04/15/22	392
55	Boardwalk Pipelines LP, 5.950%, 06/01/26	61
	BP Capital Markets plc, (United Kingdom),
416	2.750%, 05/10/23	424
50	3.119%, 05/04/26	51
155	3.245%, 05/06/22	164
145	3.535%, 11/04/24	154
60	3.814%, 02/10/24	65
	Buckeye Partners LP,
19	4.150%, 07/01/23	19
25	4.350%, 10/15/24	26
	Canadian Natural Resources Ltd., (Canada),
90	3.800%, 04/15/24	89
165	3.900%, 02/01/25	166
150	6.250%, 03/15/38	168
	Cenovus Energy, Inc., (Canada),
50	3.800%, 09/15/23	49
45	5.200%, 09/15/43	41
100	6.750%, 11/15/39	108
	Chevron Corp.,
215	2.100%, 05/16/21	218
50	2.355%, 12/05/22	51
100	2.419%, 11/17/20	103
65	2.566%, 05/16/23	67
71	3.191%, 06/24/23	76
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	216
100	ConocoPhillips, 6.500%, 02/01/39	129
	ConocoPhillips Co.,
60	3.350%, 05/15/25	62
123	4.200%, 03/15/21	133
332	4.950%, 03/15/26	374
	Devon Energy Corp.,
70	5.000%, 06/15/45	68
100	7.950%, 04/15/32	123
116	Ecopetrol S.A., (Colombia), 5.375%, 06/26/26	120
35	Encana Corp., (Canada), 6.625%, 08/15/37	37
	Energy Transfer Partners LP,
70	3.600%, 02/01/23	69
45	4.050%, 03/15/25	44
80	5.150%, 02/01/43	74
150	EnLink Midstream Partners LP, 4.150%, 06/01/25	144

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Enterprise Products Operating LLC,
51	3.700%, 02/15/26	53
143	3.900%, 02/15/24	150
70	3.950%, 02/15/27	73
60	4.850%, 08/15/42	63
100	4.850%, 03/15/44	104
265	4.900%, 05/15/46	279
115	5.200%, 09/01/20	128
200	EOG Resources, Inc., 4.150%, 01/15/26	219
	Exxon Mobil Corp.,
265	2.726%, 03/01/23	275
149	3.567%, 03/06/45	151
120	Hess Corp., 5.800%, 04/01/47	123
200	Kerr-McGee Corp., 7.875%, 09/15/31	248
	Kinder Morgan Energy Partners LP,
90	5.000%, 03/01/43	85
45	5.400%, 09/01/44	45
	Magellan Midstream Partners LP,
150	4.250%, 02/01/21	161
15	4.250%, 09/15/46	15
75	5.000%, 03/01/26	86
125	5.150%, 10/15/43	138
	Marathon Oil Corp.,
47	2.800%, 11/01/22	44
135	6.600%, 10/01/37	138
45	MPLX LP, 4.000%, 02/15/25	44
	Noble Energy, Inc.,
115	5.050%, 11/15/44	114
95	5.250%, 11/15/43	97
30	5.625%, 05/01/21	31
136	Occidental Petroleum Corp., 3.500%, 06/15/25	145
330	ONEOK Partners LP, 4.900%, 03/15/25	355
	Petroleos Mexicanos, (Mexico),
117	4.500%, 01/23/26	114
29	4.875%, 01/18/24	29
215	Phillips 66, 4.875%, 11/15/44	239
	Plains All American Pipeline LP/PAA Finance Corp.,
20	3.650%, 06/01/22	20
300	4.650%, 10/15/25	312
190	5.750%, 01/15/20	208
173	Schlumberger Holdings Corp., 4.000%, 12/21/25 (e)	188
	Spectra Energy Capital LLC,
139	3.300%, 03/15/23	138
100	8.000%, 10/01/19	115
	Statoil ASA, (Norway),
63	3.150%, 01/23/22	67
150	3.950%, 05/15/43	155
170	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	183
	Sunoco Logistics Partners Operations LP,
20	5.300%, 04/01/44	20
155	5.350%, 05/15/45	159
240	5.500%, 02/15/20	263
105	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	109
171	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	177
	Total Capital International S.A., (France),
123	2.700%, 01/25/23	127
28	3.750%, 04/10/24	31
15	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	15
	Western Gas Partners LP,
50	3.950%, 06/01/25	49
40	4.650%, 07/01/26	42

		10,464

	Total Energy	11,159

	Financials — 3.2%
	Banks — 1.6%
	ABN AMRO Bank N.V., (Netherlands),
280	1.800%, 09/20/19 (e)	280
245	2.450%, 06/04/20 (e)	250
200	Australia & New Zealand Banking Group Ltd., (Australia), 4.400%, 05/19/26 (e)	212
	Bank of America Corp.,
225	Series L, 2.250%, 04/21/20	226
270	Series L, 3.950%, 04/21/25	280
375	3.300%, 01/11/23	389
580	3.500%, 04/19/26	603
70	3.875%, 08/01/25	75
63	4.125%, 01/22/24	68
190	4.450%, 03/03/26	204
50	5.000%, 01/21/44	59
130	5.625%, 07/01/20	146
	Bank of America N.A.,
250	1.750%, 06/05/18	252
250	2.050%, 12/07/18	253
	Bank of Montreal, (Canada),
215	1.500%, 07/18/19	215

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
530	1.900%, 08/27/21	527
	Bank of Nova Scotia (The), (Canada),
230	1.650%, 06/14/19	230
80	2.350%, 10/21/20	82
70	2.450%, 03/22/21	72
150	2.800%, 07/21/21	156
	Barclays plc, (United Kingdom),
265	2.000%, 03/16/18	266
220	3.200%, 08/10/21	221
265	Canadian Imperial Bank of Commerce, (Canada), 1.600%, 09/06/19	265
850	Capital One Bank USA N.A., 3.375%, 02/15/23	873
375	Capital One N.A., 2.350%, 08/17/18	380
	Citigroup, Inc.,
335	1.750%, 05/01/18	335
110	2.150%, 07/30/18	111
255	2.700%, 03/30/21	261
500	3.400%, 05/01/26	517
50	3.700%, 01/12/26	53
130	4.125%, 07/25/28	133
45	4.300%, 11/20/26	47
70	4.400%, 06/10/25	74
125	4.450%, 09/29/27	131
125	4.600%, 03/09/26	134
55	4.750%, 05/18/46	58
107	6.675%, 09/13/43	141
55	Citizens Financial Group, Inc., 2.375%, 07/28/21	55
	Commonwealth Bank of Australia, (Australia),
480	2.000%, 09/06/21 (e)	479
200	4.500%, 12/09/25 (e)	214
	Cooperatieve Rabobank UA, (Netherlands),
250	3.375%, 05/21/25	266
120	3.875%, 02/08/22	131
	Credit Agricole S.A., (France),
250	2.375%, 07/01/21 (e)	253
500	2.750%, 06/10/20 (e)	515
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
250	3.450%, 04/16/21 (e)	255
250	4.550%, 04/17/26 (e)	263
605	Danske Bank A/S, (Denmark), 1.650%, 09/06/19 (e)	604
550	Discover Bank, 4.200%, 08/08/23	592
	Fifth Third Bancorp,
40	2.875%, 07/27/20	42
115	8.250%, 03/01/38	170
200	Fifth Third Bank, 3.850%, 03/15/26	213
	HSBC Bank plc, (United Kingdom),
585	4.125%, 08/12/20 (e)	627
150	4.750%, 01/19/21 (e)	166
	HSBC Holdings plc, (United Kingdom),
235	3.600%, 05/25/23	243
800	4.250%, 03/14/24	825
250	KeyBank N.A., 3.400%, 05/20/26	256
267	KeyCorp, 5.100%, 03/24/21	301
900	Lloyds Bank plc, (United Kingdom), 2.050%, 01/22/19	904
225	Mizuho Bank Ltd., (Japan), 2.700%, 10/20/20 (e)	230
95	MUFG Americas Holdings Corp., 3.000%, 02/10/25	97
250	PNC Bank N.A., 1.950%, 03/04/19	253
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	195
	Royal Bank of Canada, (Canada),
350	1.500%, 07/29/19	350
155	2.500%, 01/19/21	160
315	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	320
	Skandinaviska Enskilda Banken AB, (Sweden),
495	1.500%, 09/13/19	492
200	1.750%, 03/19/18 (e)	201
250	2.625%, 11/17/20 (e)	257
200	Societe Generale S.A., (France), 2.500%, 04/08/21 (e)	205
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	213
97	SunTrust Banks, Inc., 2.350%, 11/01/18	99
	Toronto-Dominion Bank (The), (Canada),
115	VAR, 3.625%, 09/15/31	115
190	1.800%, 07/13/21	189
125	2.125%, 04/07/21	127
150	2.500%, 12/14/20	154
	U.S. Bancorp,
135	2.375%, 07/22/26	133
55	3.100%, 04/27/26	57
	Wells Fargo & Co.,
150	Series N, 2.150%, 01/30/20	151
595	2.100%, 07/26/21	593

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
350	2.500%, 03/04/21	355
115	3.000%, 04/22/26	116
300	3.550%, 09/29/25	317
40	4.400%, 06/14/46	41
55	4.650%, 11/04/44	58
65	4.900%, 11/17/45	71
60	5.375%, 11/02/43	70
250	Wells Fargo Bank N.A., 1.750%, 05/24/19	251
	Westpac Banking Corp., (Australia),
215	2.000%, 08/19/21	215
85	2.600%, 11/23/20	87

		22,125

	Capital Markets — 0.6%
200	Ameriprise Financial, Inc., 4.000%, 10/15/23	219
	Bank of New York Mellon Corp. (The),
195	2.050%, 05/03/21	197
120	2.500%, 04/15/21	123
100	4.150%, 02/01/21	109
44	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	45
49	CME Group, Inc., 5.300%, 09/15/43	63
250	Credit Suisse AG, (Switzerland), 1.750%, 01/29/18	250
100	Credit Suisse USA, Inc., 7.125%, 07/15/32	137
	Deutsche Bank AG, (Germany),
35	1.875%, 02/13/18	34
115	2.950%, 08/20/20	111
150	3.375%, 05/12/21	147
85	6.000%, 09/01/17	86
	Goldman Sachs Group, Inc. (The),
170	2.375%, 01/22/18	172
110	2.625%, 04/25/21	112
183	2.750%, 09/15/20	187
284	3.500%, 01/23/25	294
150	3.625%, 01/22/23	159
510	3.750%, 02/25/26	536
121	3.850%, 07/08/24	129
185	4.000%, 03/03/24	199
136	4.250%, 10/21/25	143
90	4.750%, 10/21/45	101
70	5.150%, 05/22/45	76
94	Intercontinental Exchange, Inc., 4.000%, 10/15/23	103
262	Jefferies Group LLC, 6.875%, 04/15/21	306
150	Macquarie Bank Ltd., (Australia), 4.000%, 07/29/25 (e)	160
80	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	91
	Morgan Stanley,
170	Series F, 3.875%, 04/29/24	182
120	2.375%, 07/23/19	122
120	2.500%, 04/21/21	121
70	2.650%, 01/27/20	72
823	2.800%, 06/16/20	844
305	3.125%, 07/27/26	308
42	3.750%, 02/25/23	45
170	3.875%, 01/27/26	181
200	3.950%, 04/23/27	208
110	4.000%, 07/23/25	118
45	4.300%, 01/27/45	48
352	5.000%, 11/24/25	393
47	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	54
	State Street Corp.,
145	1.950%, 05/19/21	146
26	2.550%, 08/18/20	27
36	3.100%, 05/15/23	38
149	TD Ameritrade Holding Corp., 2.950%, 04/01/22	155
	Thomson Reuters Corp., (Canada),
88	4.500%, 05/23/43	90
150	5.850%, 04/15/40	180
330	UBS AG, (Switzerland), 2.375%, 08/14/19	337
200	UBS Group Funding Jersey Ltd., (Jersey), 4.125%, 04/15/26 (e)	210

		8,168

	Consumer Finance — 0.3%
130	American Express Credit Corp., 2.250%, 05/05/21	132
430	American Honda Finance Corp., 1.700%, 09/09/21	427
	Capital One Financial Corp.,
85	3.750%, 07/28/26	86
75	4.200%, 10/29/25	78
	Caterpillar Financial Services Corp.,
100	2.850%, 06/01/22	105
121	3.750%, 11/24/23	133
	Ford Motor Credit Co. LLC,
200	2.145%, 01/09/18	201
200	2.375%, 01/16/18	202
400	3.336%, 03/18/21	412

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
200	3.664%, 09/08/24	206
525	4.134%, 08/04/25	554
	General Motors Financial Co., Inc.,
250	3.100%, 01/15/19	255
305	3.200%, 07/06/21	309
100	3.700%, 05/09/23	102
80	4.000%, 01/15/25	81
85	4.200%, 03/01/21	89
	John Deere Capital Corp.,
105	2.375%, 07/14/20	107
50	Series 0014, 2.450%, 09/11/20	52
395	2.800%, 03/04/21	412
97	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	98
80	Synchrony Financial, 4.250%, 08/15/24	84
200	Toyota Motor Credit Corp., 2.625%, 01/10/23	207

		4,332

	Diversified Financial Services — 0.3%
240	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.950%, 02/01/22	246
	Berkshire Hathaway, Inc.,
375	2.750%, 03/15/23	390
100	3.125%, 03/15/26	105
200	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	216
	GE Capital International Funding Co., Unlimited Co., (Ireland),
292	2.342%, 11/15/20	300
606	4.418%, 11/15/35	681
62	Invesco Finance plc, (United Kingdom), 3.750%, 01/15/26	66
125	National Rural Utilities Cooperative Finance Corp., 2.700%, 02/15/23	130
200	Nationwide Building Society, (United Kingdom), 2.450%, 07/27/21 (e)	203
150	Protective Life Global Funding, 1.722%, 04/15/19 (e)	151
	Shell International Finance B.V., (Netherlands),
45	3.250%, 05/11/25	47
290	3.400%, 08/12/23	310
46	3.750%, 09/12/46	46
280	4.000%, 05/10/46	287
155	4.550%, 08/12/43	171
	Siemens Financieringsmaatschappij N.V., (Netherlands),
300	1.300%, 09/13/19 (e)	298
250	2.000%, 09/15/23 (e)	247
	Voya Financial, Inc.,
45	3.650%, 06/15/26	45
70	4.800%, 06/15/46	69

		4,008

	Insurance — 0.4%
	Allstate Corp. (The),
61	3.150%, 06/15/23	65
120	5.550%, 05/09/35	154
	American International Group, Inc.,
306	4.125%, 02/15/24	330
42	4.500%, 07/16/44	43
285	4.800%, 07/10/45	302
28	Aon Corp., 6.250%, 09/30/40	36
115	Berkshire Hathaway Finance Corp., 4.300%, 05/15/43	129
	Chubb INA Holdings, Inc.,
40	2.300%, 11/03/20	41
200	2.700%, 03/13/23	207
95	2.875%, 11/03/22	100
88	3.150%, 03/15/25	93
	CNA Financial Corp.,
17	3.950%, 05/15/24	18
13	4.500%, 03/01/26	14
40	Guardian Life Global Funding, 2.000%, 04/26/21 (e)	40
205	Jackson National Life Global Funding, 2.250%, 04/29/21 (e)	208
100	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	111
275	Lincoln National Corp., 4.200%, 03/15/22	298
118	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	120
	MassMutual Global Funding II,
200	2.000%, 04/15/21 (e)	201
105	2.100%, 08/02/18 (e)	107
	MetLife, Inc.,
30	4.050%, 03/01/45	30
70	4.125%, 08/13/42	70
85	4.600%, 05/13/46	92
35	4.721%, 12/15/44	38
350	4.875%, 11/13/43	388
45	6.400%, 12/15/36	50

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
	New York Life Global Funding,
55	2.000%, 04/13/21 (e)	56
130	2.100%, 01/02/19 (e)	132
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	78
100	Progressive Corp. (The), 4.350%, 04/25/44	115
	Prudential Financial, Inc.,
180	5.100%, 08/15/43	201
175	VAR, 5.200%, 03/15/44	181
250	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	336
55	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	59
60	Travelers Cos., Inc. (The), 3.750%, 05/15/46	63
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	102

		4,608

	Thrifts & Mortgage Finance — 0.0% (g)
250	BPCE S.A., (France), 2.650%, 02/03/21	258

	Total Financials	43,499

	Health Care — 0.7%
	Biotechnology — 0.2%
	AbbVie, Inc.,
140	2.900%, 11/06/22	144
152	3.200%, 11/06/22	158
145	3.600%, 05/14/25	152
285	4.450%, 05/14/46	298
	Amgen, Inc.,
150	3.875%, 11/15/21	163
150	4.100%, 06/15/21	164
350	4.400%, 05/01/45	368
	Baxalta, Inc.,
78	3.600%, 06/23/22	82
65	4.000%, 06/23/25	69
	Biogen, Inc.,
92	3.625%, 09/15/22	99
90	5.200%, 09/15/45	106
	Celgene Corp.,
132	3.625%, 05/15/24	139
120	3.875%, 08/15/25	128
100	3.950%, 10/15/20	108
70	5.000%, 08/15/45	79
	Gilead Sciences, Inc.,
120	2.950%, 03/01/27	121
29	3.250%, 09/01/22	31
55	4.500%, 02/01/45	59
20	4.600%, 09/01/35	22
260	4.750%, 03/01/46	290

		2,780

	Health Care Equipment & Supplies — 0.1%
170	Becton, Dickinson and Co., 2.675%, 12/15/19	176
450	Medtronic, Inc., 3.150%, 03/15/22	478
	Stryker Corp.,
25	3.500%, 03/15/26	27
60	4.625%, 03/15/46	67

		748

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
60	3.200%, 06/15/26	61
100	3.500%, 11/15/24	105
90	3.950%, 09/01/20	97
55	4.250%, 06/15/36	57
123	4.750%, 03/15/44	139
	Anthem, Inc.,
60	2.300%, 07/15/18	61
50	4.625%, 05/15/42	54
95	5.100%, 01/15/44	111
200	5.850%, 01/15/36	244
94	Cardinal Health, Inc., 3.750%, 09/15/25	102
245	Cigna Corp., 4.000%, 02/15/22	266
	Express Scripts Holding Co.,
100	3.400%, 03/01/27	101
90	3.500%, 06/15/24	94
75	4.500%, 02/25/26	82
100	4.800%, 07/15/46	104
290	McKesson Corp., 2.850%, 03/15/23	297
	UnitedHealth Group, Inc.,
30	2.750%, 02/15/23	31
200	2.875%, 03/15/23	209
185	3.100%, 03/15/26	193
105	3.950%, 10/15/42	112

		2,520

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
145	2.950%, 09/19/26	145
46	3.150%, 01/15/23	47
181	4.150%, 02/01/24	197

		389

	Pharmaceuticals — 0.2%
	Actavis Funding SCS, (Luxembourg),
90	2.350%, 03/12/18	91

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
145	3.000%, 03/12/20	149
277	3.450%, 03/15/22	291
340	3.800%, 03/15/25	360
200	Allergan, Inc., 2.800%, 03/15/23	199
235	AstraZeneca plc, (United Kingdom), 3.375%, 11/16/25	252
	Forest Laboratories LLC,
100	4.875%, 02/15/21 (e)	111
69	5.000%, 12/15/21 (e)	77
345	Merck & Co., Inc., 2.350%, 02/10/22	355
	Mylan N.V., (Netherlands),
200	2.500%, 06/07/19 (e)	202
250	3.950%, 06/15/26 (e)	252
42	5.250%, 06/15/46 (e)	45
65	Mylan, Inc., 2.600%, 06/24/18	66
	Perrigo Finance Unlimited Co., (Ireland),
200	3.500%, 12/15/21	207
200	4.375%, 03/15/26	209
130	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	131
	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands),
60	2.200%, 07/21/21	60
140	2.800%, 07/21/23	140
50	3.150%, 10/01/26	50
10	4.100%, 10/01/46	10
19	Zoetis, Inc., 1.875%, 02/01/18	19

		3,276

	Total Health Care	9,713

	Industrials — 0.6%
	Aerospace & Defense — 0.1%
50	Boeing Co. (The), 6.625%, 02/15/38	72
	Lockheed Martin Corp.,
240	3.550%, 01/15/26	260
95	3.800%, 03/01/45	97
99	4.700%, 05/15/46	118
95	Northrop Grumman Corp., 3.850%, 04/15/45	99
150	Precision Castparts Corp., 4.200%, 06/15/35	170
40	Textron, Inc., 3.875%, 03/01/25	42
	United Technologies Corp.,
130	4.150%, 05/15/45	144
180	5.400%, 05/01/35	225

		1,227

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
120	4.100%, 02/01/45	124
20	4.550%, 04/01/46	22

		146

	Airlines — 0.1%
31	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	33
82	Air Canada 2015-1 Class A Pass-Through Trust, (Canada), 3.600%, 03/15/27 (e)	85
14	American Airlines 2011-1 Class A Pass-Through Trust, Series A, 5.250%, 01/31/21	15
320	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	348
180	American Airlines 2016-3 Class AA Pass-Through Trust, 3.000%, 10/15/28	181
77	Continental Airlines 2007-1 Class A Pass-Through Trust, Series 071A, 5.983%, 04/19/22	87
79	Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, 6.821%, 08/10/22	93
11	Delta Air Lines 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	11
9	Delta Air Lines 2011-1 Class A Pass-Through Trust, Series A, 5.300%, 04/15/19	10
36	Northwest Airlines 2007-1 Class A Pass-Through Trust, Series 07-1, 7.027%, 11/01/19	40
57	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	60
125	United Airlines 2016-1 Class A Pass-Through Trust, Series A, 3.450%, 07/07/28	130
25	United Airlines 2016-1 Class AA Pass-Through Trust, Series AA, 3.100%, 07/07/28	26
140	United Airlines 2016-2 Class AA Pass-Through Trust, Series AA, 2.875%, 10/07/28	140

		1,259

	Building Products — 0.0% (g)
	Johnson Controls, Inc.,
160	4.250%, 03/01/21	172
125	5.000%, 03/30/20	137
	Masco Corp.,
45	3.500%, 04/01/21	46
50	4.375%, 04/01/26	53

		408

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — 0.0% (g)
150	Republic Services, Inc., 5.500%, 09/15/19	166
	Waste Management, Inc.,
100	2.400%, 05/15/23	101
110	2.900%, 09/15/22	116
37	4.600%, 03/01/21	41

		424

	Electrical Equipment — 0.0% (g)
160	Eaton Corp., 4.000%, 11/02/32	172

	Industrial Conglomerates — 0.1%
	General Electric Co.,
175	3.375%, 03/11/24	189
74	4.375%, 09/16/20	82
155	4.500%, 03/11/44	179
61	6.750%, 03/15/32	86
139	Honeywell International, Inc., 3.350%, 12/01/23	150
120	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	130
31	Roper Technologies, Inc., 3.000%, 12/15/20	32

		848

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
100	3.050%, 09/01/22	106
255	3.900%, 08/01/46	273
105	4.100%, 06/01/21	116
40	4.150%, 04/01/45	44
200	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	283
	Canadian Pacific Railway Co., (Canada),
150	4.800%, 09/15/35	172
63	7.125%, 10/15/31	87
150	CSX Corp., 7.375%, 02/01/19	170
	ERAC USA Finance LLC,
40	2.800%, 11/01/18 (e)	41
150	3.850%, 11/15/24 (e)	161
35	4.500%, 08/16/21 (e)	39
150	JB Hunt Transport Services, Inc., 3.300%, 08/15/22	157
391	Norfolk Southern Corp., 4.837%, 10/01/41	455
35	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	35
	Ryder System, Inc.,
83	2.450%, 09/03/19	85
113	2.500%, 05/11/20	114
43	3.500%, 06/01/17	44
300	Union Pacific Corp., 4.750%, 12/15/43	359

		2,741

	Trading Companies & Distributors — 0.1%
	Air Lease Corp.,
95	3.000%, 09/15/23	94
120	3.375%, 06/01/21	124
272	International Lease Finance Corp., 3.875%, 04/15/18	279
68	W.W. Grainger, Inc., 4.600%, 06/15/45	80

		577

	Total Industrials	7,802

	Information Technology — 0.4%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
230	1.850%, 09/20/21	231
280	2.200%, 02/28/21	287
	Harris Corp.,
155	2.700%, 04/27/20	158
150	3.832%, 04/27/25	159
75	5.054%, 04/27/45	86

		921

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
100	4.500%, 03/01/23	106
150	6.000%, 04/01/20	166

		272

	IT Services — 0.0% (g)
130	International Business Machines Corp., 7.000%, 10/30/25	176
	Visa, Inc.,
400	3.150%, 12/14/25	423
45	4.300%, 12/14/45	52
78	Xerox Corp., 5.625%, 12/15/19	84

		735

	Semiconductors & Semiconductor Equipment — 0.0% (g)
	Intel Corp.,
185	4.100%, 05/19/46	198
70	4.900%, 07/29/45	84
93	QUALCOMM, Inc., 4.800%, 05/20/45	102

		384

	Software — 0.2%
	Microsoft Corp.,
130	2.400%, 08/08/26	130

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
390	3.700%, 08/08/46	395
160	3.750%, 05/01/43	165
95	3.750%, 02/12/45	97
100	4.450%, 11/03/45	114
	Oracle Corp.,
210	1.900%, 09/15/21	210
335	2.400%, 09/15/23	338
245	2.500%, 05/15/22	251
56	3.625%, 07/15/23	61
185	4.000%, 07/15/46	192
240	4.125%, 05/15/45	252

		2,205

	Technology Hardware, Storage & Peripherals — 0.1%
	Apple, Inc.,
80	2.450%, 08/04/26	80
256	3.200%, 05/13/25	273
220	3.250%, 02/23/26	234
285	3.450%, 02/09/45	273
50	3.850%, 05/04/43	51
190	3.850%, 08/04/46	194
50	4.650%, 02/23/46	58
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
120	4.420%, 06/15/21 (e)	125
80	5.450%, 06/15/23 (e)	86
245	6.020%, 06/15/26 (e)	269
20	8.350%, 07/15/46 (e)	24

		1,667

	Total Information Technology	6,184

	Materials — 0.2%
	Chemicals — 0.1%
	Agrium, Inc., (Canada),
22	3.375%, 03/15/25	23
120	4.125%, 03/15/35	118
100	6.125%, 01/15/41	120
200	Air Liquide Finance S.A., (France), 1.750%, 09/27/21 (e)	199
80	CF Industries, Inc., 4.950%, 06/01/43	75
	Dow Chemical Co. (The),
19	3.000%, 11/15/22	19
19	4.125%, 11/15/21	21
89	E.I. du Pont de Nemours & Co., 4.150%, 02/15/43	93
125	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	136
	Mosaic Co. (The),
100	4.250%, 11/15/23	106
166	5.625%, 11/15/43	179
250	Potash Corp. of Saskatchewan, Inc., (Canada), 3.625%, 03/15/24	261
150	Union Carbide Corp., 7.750%, 10/01/96	196

		1,546

	Construction Materials — 0.0% (g)
200	CRH America, Inc., 3.875%, 05/18/25 (e)	215

	Containers & Packaging — 0.0% (g)
150	International Paper Co., 3.800%, 01/15/26	159

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
70	4.125%, 02/24/42	73
34	5.000%, 09/30/43	40
	Freeport-McMoRan, Inc.,
250	3.550%, 03/01/22	228
291	3.875%, 03/15/23	263
	Nucor Corp.,
127	4.000%, 08/01/23	137
105	5.200%, 08/01/43	120

		861

	Total Materials	2,781

	Real Estate — 0.3%
	Equity Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
245	3.125%, 01/15/27	244
125	3.375%, 10/15/26	127
165	3.450%, 09/15/21	173
40	3.500%, 01/31/23	42
40	4.400%, 02/15/26	44
	Boston Properties LP,
85	3.800%, 02/01/24	91
320	3.850%, 02/01/23	342
125	Brixmor Operating Partnership LP, 3.875%, 08/15/22	131
	Crown Castle International Corp.,
50	2.250%, 09/01/21	50
45	3.400%, 02/15/21	47
72	3.700%, 06/15/26	75
78	4.450%, 02/15/26	86
170	DDR Corp., 3.500%, 01/15/21	176
	Duke Realty LP,
160	3.250%, 06/30/26	164
75	3.875%, 02/15/21	80
84	4.375%, 06/15/22	92
158	ERP Operating LP, 4.625%, 12/15/21	177

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	HCP, Inc.,
30	3.150%, 08/01/22	30
50	3.875%, 08/15/24	51
135	4.000%, 12/01/22	143
65	4.200%, 03/01/24	68
302	4.250%, 11/15/23	317
	Kimco Realty Corp.,
115	3.200%, 05/01/21	120
20	3.400%, 11/01/22	21
45	Liberty Property LP, 3.375%, 06/15/23	46
	Prologis LP,
74	3.750%, 11/01/25	80
73	4.250%, 08/15/23	81
100	Realty Income Corp., 3.875%, 07/15/24	106
	Simon Property Group LP,
175	3.500%, 09/01/25	187
17	4.375%, 03/01/21	19
170	UDR, Inc., 2.950%, 09/01/26	169
	Ventas Realty LP,
59	3.750%, 05/01/24	62
93	4.125%, 01/15/26	100
2	4.375%, 02/01/45	2
80	Ventas Realty LP/Ventas Capital Corp., 2.700%, 04/01/20	82
	Welltower, Inc.,
55	3.750%, 03/15/23	58
130	4.000%, 06/01/25	138
91	4.500%, 01/15/24	99

	Total Real Estate	4,120

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc.,
125	3.400%, 05/15/25	129
500	3.600%, 02/17/23	527
230	4.125%, 02/17/26	249
335	4.300%, 12/15/42	331
285	4.350%, 06/15/45	281
40	4.450%, 04/01/24	44
120	4.500%, 03/09/48 (e)	121
35	4.800%, 06/15/44	37
85	5.150%, 03/15/42	92
40	5.650%, 02/15/47	47
150	6.000%, 08/15/40	180
100	British Telecommunications plc, (United Kingdom), 9.375%, 12/15/30	162
285	Deutsche Telekom International Finance B.V., (Netherlands), 2.485%, 09/19/23 (e)	286
40	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	40
102	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	112
	Verizon Communications, Inc.,
155	2.450%, 11/01/22	157
130	2.625%, 02/21/20	134
25	2.625%, 08/15/26	25
275	3.500%, 11/01/24	293
249	3.850%, 11/01/42	238
295	4.125%, 08/15/46	296
209	4.150%, 03/15/24	231
238	4.522%, 09/15/48	252
93	4.672%, 03/15/55	98
426	4.862%, 08/21/46	478
20	5.012%, 08/21/54	22
100	5.050%, 03/15/34	113

		4,975

	Wireless Telecommunication Services — 0.0% (g)
100	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	110
76	Rogers Communications, Inc., (Canada), 3.625%, 12/15/25	82
50	Vodafone Group plc, (United Kingdom), 6.150%, 02/27/37	61

		253

	Total Telecommunication Services	5,228

	Utilities — 1.0%
	Electric Utilities — 0.7%
	Alabama Power Co.,
61	Series 13-A, 3.550%, 12/01/23	66
200	3.850%, 12/01/42	210
50	4.150%, 08/15/44	55
100	Appalachian Power Co., 4.600%, 03/30/21	109
150	Arizona Public Service Co., 4.500%, 04/01/42	173
	Baltimore Gas & Electric Co.,
65	2.800%, 08/15/22	68
170	3.350%, 07/01/23	181
	Commonwealth Edison Co.,
180	2.550%, 06/15/26	182
45	4.350%, 11/15/45	52
140	DTE Electric Co., 3.375%, 03/01/25	152

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
60	Duke Energy Carolinas LLC, 3.875%, 03/15/46	64
	Duke Energy Corp.,
45	2.650%, 09/01/26	44
292	3.050%, 08/15/22	305
310	5.050%, 09/15/19	340
60	Duke Energy Indiana LLC, 3.750%, 05/15/46	62
	Duke Energy Progress LLC,
150	4.100%, 03/15/43	163
25	4.150%, 12/01/44	28
	Electricite de France S.A., (France),
80	2.150%, 01/22/19 (e)	81
35	4.875%, 01/22/44 (e)	38
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	110
140	Entergy Arkansas, Inc., 3.750%, 02/15/21	151
	Entergy Corp.,
60	2.950%, 09/01/26	60
105	4.000%, 07/15/22	114
200	Entergy Louisiana LLC, 2.400%, 10/01/26	198
40	Entergy Mississippi, Inc., 2.850%, 06/01/28	41
	Exelon Corp.,
15	2.450%, 04/15/21	15
125	3.400%, 04/15/26	130
55	4.450%, 04/15/46	59
80	Florida Power & Light Co., 3.125%, 12/01/25	86
35	Great Plains Energy, Inc., 4.850%, 06/01/21	38
40	Indiana Michigan Power Co., Series K, 4.550%, 03/15/46	45
	ITC Holdings Corp.,
60	3.250%, 06/30/26	61
135	3.650%, 06/15/24	142
114	6.050%, 01/31/18 (e)	120
115	Jersey Central Power & Light Co., 4.300%, 01/15/26 (e)	123
200	Kansas City Power & Light Co., 5.300%, 10/01/41	233
	Kentucky Utilities Co.,
50	3.300%, 10/01/25	54
40	4.375%, 10/01/45	46
	Louisville Gas & Electric Co.,
24	Series 25, 3.300%, 10/01/25	26
20	4.375%, 10/01/45	23
75	Massachusetts Electric Co., 4.004%, 08/15/46 (e)	78
244	MidAmerican Energy Co., 3.500%, 10/15/24	266
35	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	33
34	Nevada Power Co., 5.450%, 05/15/41	43
50	NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/18	50
60	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	69
	Oncor Electric Delivery Co. LLC,
115	2.150%, 06/01/19	116
12	2.950%, 04/01/25	13
	Pacific Gas & Electric Co.,
75	3.250%, 06/15/23	80
195	3.400%, 08/15/24	209
70	4.300%, 03/15/45	79
50	4.750%, 02/15/44	60
250	6.050%, 03/01/34	333
	PacifiCorp,
245	2.950%, 02/01/22	258
115	2.950%, 06/01/23	121
400	PECO Energy Co., 4.800%, 10/15/43	488
180	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	159
	PPL Electric Utilities Corp.,
104	4.125%, 06/15/44	115
42	4.750%, 07/15/43	50
	Progress Energy, Inc.,
130	3.150%, 04/01/22	136
117	4.400%, 01/15/21	128
150	Public Service Co. of Colorado, 2.500%, 03/15/23	153
30	Public Service Co. of New Hampshire, 3.500%, 11/01/23	32
	Public Service Electric & Gas Co.,
150	2.250%, 09/15/26	150
60	3.800%, 03/01/46	65
	Sierra Pacific Power Co.,
41	Series T, 3.375%, 08/15/23	44
260	2.600%, 05/01/26 (e)	264
6	South Carolina Electric & Gas Co., 4.500%, 06/01/64	6
	Southern California Edison Co.,
160	Series B, 2.400%, 02/01/22	165
80	Series C, 3.600%, 02/01/45	84
40	4.500%, 09/01/40	46
66	4.650%, 10/01/43	80

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
100	6.650%, 04/01/29	133
65	Southern Co. (The), 4.400%, 07/01/46	70
294	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	295
180	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	192
	Virginia Electric & Power Co.,
150	2.750%, 03/15/23	156
150	2.950%, 01/15/22	157
21	3.450%, 02/15/24	23
75	4.000%, 01/15/43	81
165	Wisconsin Electric Power Co., 3.100%, 06/01/25	174
	Xcel Energy, Inc.,
95	3.300%, 06/01/25	100
95	4.700%, 05/15/20	104

		9,706

	Gas Utilities — 0.0% (g)
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	93
70	Dominion Gas Holdings LLC, 2.500%, 12/15/19	72
95	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	96
100	Piedmont Natural Gas Co., Inc., 3.640%, 11/01/46	100
200	Southern California Gas Co., 3.200%, 06/15/25	213

		574

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
160	2.950%, 01/15/20	165
94	5.750%, 10/01/41	99
	Oglethorpe Power Corp.,
40	4.250%, 04/01/46	42
90	4.550%, 06/01/44	100
25	PSEG Power LLC, 4.300%, 11/15/23	27
140	Southern Power Co., 5.250%, 07/15/43	153
30	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	32

		618

	Multi-Utilities — 0.2%
	Berkshire Hathaway Energy Co.,
160	3.500%, 02/01/25	172
95	4.500%, 02/01/45	106
	Consolidated Edison Co. of New York, Inc.,
20	3.850%, 06/15/46	21
165	4.500%, 12/01/45	191
100	Series 08-B, 6.750%, 04/01/38	144
135	Consolidated Edison, Inc., 2.000%, 05/15/21	136
	Dominion Resources, Inc.,
40	Series C, 2.000%, 08/15/21	40
60	Series D, 2.850%, 08/15/26	60
80	SUB, 4.104%, 04/01/21	86
195	3.900%, 10/01/25	209
85	4.700%, 12/01/44	94
61	DTE Energy Co., Series F, 3.850%, 12/01/23	67
	NiSource Finance Corp.,
150	4.800%, 02/15/44	170
50	5.650%, 02/01/45	64
120	6.125%, 03/01/22	143
135	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	118
50	San Diego Gas & Electric Co., 2.500%, 05/15/26	51
	Sempra Energy,
80	2.400%, 03/15/20	81
144	4.050%, 12/01/23	158
	Southern Co. Gas Capital Corp.,
77	3.250%, 06/15/26	80
55	3.950%, 10/01/46	56
200	5.250%, 08/15/19	219
18	5.875%, 03/15/41	22

		2,488

	Water Utilities — 0.0% (g)
100	American Water Capital Corp., 6.593%, 10/15/37	145

	Total Utilities	13,531

	Total Corporate Bonds (Cost $115,912)	121,098

Foreign Government Securities — 0.0% (g)
20	Republic of Peru, (Peru), 5.625%, 11/18/50	26
	Republic of Poland, (Poland),
100	3.250%, 04/06/26	106
50	4.000%, 01/22/24	55
	United Mexican States, (Mexico),
86	4.000%, 10/02/23	92
143	5.550%, 01/21/45	166

	Total Foreign Government Securities (Cost $400)	445

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Investment Companies — 25.5% (b)
6,475		JPMorgan Emerging Markets Debt Fund, Class R6 Shares	54,519
1,466		JPMorgan Emerging Markets Equity Fund, Class R6 Shares	33,189
498		JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	4,179
14,994		JPMorgan High Yield Fund, Class R6 Shares	110,059
3,377		JPMorgan Intrepid International Fund, Class R6 Shares	64,845
993		JPMorgan Mid Cap Equity Fund, Class R6 Shares	44,649
2,638		JPMorgan Realty Income Fund, Class R6 Shares	38,192

		Total Investment Companies (Cost $324,513)	349,632

PRINCIPAL AMOUNT($)
Mortgage Pass-Through Securities — 0.9%
26		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	28
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
207		4.500%, 05/01/41	228
115		5.500%, 02/01/39	131
157		6.000%, 08/01/36 - 12/01/36	183
2		7.000%, 02/01/26	2
6		7.500%, 05/01/26 - 08/01/27	7
3		8.000%, 04/01/25 - 05/01/25	3
4		8.500%, 07/01/26	5
		Federal National Mortgage Association, 15 Year, Single Family,
5		4.500%, 05/01/19	5
6		5.000%, 10/01/19	7
49		6.000%, 10/01/19 - 01/01/24	53
95		Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/28	107
		Federal National Mortgage Association, 30 Year, Single Family,
164		6.000%, 12/01/32 - 04/01/35	192
169		6.500%, 02/01/26 - 10/01/38	194
91		7.000%, 03/01/26 - 11/01/38	104
21		8.000%, 11/01/22 - 06/01/24	22
–	(h)	8.500%, 11/01/18	–	(h)
7		9.000%, 08/01/24	8
		Federal National Mortgage Association, Other,
139		ARM, 0.846%, 01/01/23	138
228		ARM, 0.866%, 05/01/24	229
199		1.735%, 05/01/20	200
187		2.350%, 05/01/23	193
100		2.400%, 12/01/22	104
234		2.410%, 01/01/23	243
132		2.490%, 10/01/17	133
188		2.530%, 03/01/23	196
181		2.705%, 04/01/23	191
231		2.840%, 06/01/22	244
92		2.900%, 06/01/22	98
1,191		3.030%, 12/01/21 - 04/01/30	1,270
144		3.050%, 10/01/20	152
96		3.110%, 10/01/21	102
200		3.320%, 05/01/24	218
197		3.370%, 11/01/20	212
700		3.380%, 01/01/18 - 12/01/23	751
292		3.450%, 11/01/23	320
198		3.480%, 12/01/20	212
143		3.590%, 10/01/20	154
500		3.690%, 11/01/23	557
135		3.700%, 12/01/20	146
862		3.739%, 06/01/18	887
383		3.760%, 08/01/23	426
182		3.804%, 05/01/22	198
400		3.860%, 11/01/23	451
480		3.940%, 12/01/25	545
400		4.040%, 10/01/20	437
478		4.295%, 06/01/21	531
278		4.330%, 04/01/21	307
228		4.369%, 02/01/20	247
279		4.640%, 01/01/21	311
168		4.770%, 06/01/19	180
		Government National Mortgage Association II, 30 Year, Single Family,
2		8.000%, 07/20/28	3
11		8.500%, 09/20/25	12
		Government National Mortgage Association, 30 Year, Single Family,
27		6.500%, 01/15/24 - 03/15/28	32
72		7.000%, 04/15/24 - 05/15/26	74
14		7.500%, 06/15/25 - 05/15/26	15
13		8.000%, 04/15/24 - 09/15/27	15
18		8.500%, 06/15/22 - 12/15/22	19
–	(h)	10.000%, 07/15/18	–	(h)

		Total Mortgage Pass-Through Securities (Cost $11,426)	12,032

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 0.1% (t)
		New York — 0.0% (g)
35		New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	47
150		Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	198

			245

		Ohio — 0.1%
210		American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	316

		Total Municipal Bonds (Cost $395)	561

Preferred Securities — 0.1% (x)
		Financials — 0.1%
		Banks — 0.1%
200		HSBC Holdings plc, (United Kingdom), VAR, 6.875%, 06/01/21	210
230		Societe Generale S.A., (France), VAR, 7.375%, 09/13/21 (e)	225
		Bank of America Corp.,
125		Series K, VAR, 8.000%, 01/30/18	128
80		Series M, VAR, 8.125%, 05/15/18	82
		Citigroup, Inc.,
55		Series N, VAR, 5.800%, 11/15/19	55
110		Series O, VAR, 5.875%, 03/27/20	111
75		PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	75

			886

		Capital Markets — 0.0% (g)
		Bank of New York Mellon Corp. (The),
95		Series E, VAR, 4.950%, 06/20/20	97
191		Series F, VAR, 4.625%, 09/20/26	188
85		State Street Corp., Series F, VAR, 5.250%, 09/15/20	89
265		Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	266
		Goldman Sachs Group, Inc. (The),
165		Series L, VAR, 5.700%, 05/10/19	167
70		Series O, VAR, 5.300%, 11/10/26	72

			879

		Insurance — 0.0% (g)
135		MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	136

		Total Preferred Securities (Cost $1,870)	1,901

U.S. Government Agency Securities — 0.0% (g)
		Tennessee Valley Authority,
74		1.750%, 10/15/18	75
44		4.625%, 09/15/60	56
65		5.250%, 09/15/39	90

		Total U.S. Government Agency Securities (Cost $182)	221

U.S. Treasury Obligations — 2.2%
		U.S. Treasury Bonds,
1,000		4.250%, 05/15/39	1,374
500		5.375%, 02/15/31	730
1,500		5.500%, 08/15/28	2,111
		U.S. Treasury Notes,
5,202		0.500%, 01/31/17 (k)	5,205
1,000		0.625%, 11/30/17	999
4,000		1.000%, 11/30/19	4,008
670		1.250%, 11/15/18	676
2,000		1.500%, 02/28/23	2,016
2,000		1.625%, 04/30/19	2,039
5,000		1.750%, 05/15/22	5,126
1,400		1.750%, 01/31/23	1,433
700		2.000%, 11/30/22	728
1,400		2.000%, 02/15/25	1,451
1,800		2.375%, 12/31/20	1,894
600		3.125%, 10/31/16	601

		Total U.S. Treasury Obligations (Cost $29,975)	30,391

NUMBER OF RIGHTS
Right — 0.0% (g)
		Health Care — 0.0% (g)
		Biotechnology — 0.0% (g)
7		Trius Therapeutics, Inc. CVR (a) (Cost $–)	–	(h)

NUMBER OF WARRANTS
Warrant — 0.0%
		Financials — 0.0%
		Consumer Finance — 0.0%
–	(h)	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a)	—

		(Cost $–)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 2.4%
		U.S. Treasury Obligations — 0.1%
		U.S. Treasury Bills,
145		0.293%, 01/05/17 (n)	145
85		0.485%, 03/30/17 (k) (n)	85

		Total U.S. Treasury Obligations	230

SHARES
		Investment Companies — 2.3%
–	(h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.840% (b) (l)	–	(h)
32,024		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l)	32,024

		Total Short-Term Investments (Cost $32,254)	32,254

		Total Investments — 100.1% (Cost $1,192,560)	1,372,477
		Liabilities in Excess of Other Assets — (0.1)%	(947)

		NET ASSETS — 100.0%	$1,371,530

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	81.0%
Japan	2.8
United Kingdom	2.7
Switzerland	1.5
France	1.4
Netherlands	1.2
China	1.1
Germany	1.1
Others (each less than 1.0%)	7.2

*	Percentages indicated are based upon total investments as of September 30, 2016.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	E-mini Russell 2000	12/16/16	USD	$874	$27
173	E-mini S&P 500	12/16/16	USD	18,687	384
7	Euro STOXX 50 Index	12/16/16	EUR	236	3
134	Mini MSCI Emerging Markets Index	12/16/16	USD	6,114	174
357	10 Year U.S. Treasury Note	12/20/16	USD	46,811	35
197	U.S. Treasury Long Bond	12/20/16	USD	33,127	(520)
23	2 Year U.S. Treasury Note	12/30/16	USD	5,025	1

	Short Futures Outstanding
(128)	Euro Bund	12/08/16	EUR	(23,826)	(204)
(106)	TOPIX Index	12/08/16	JPY	(13,976)	(45)
(34)	E-mini Russell 2000	12/16/16	USD	(4,244)	(130)
(67)	10 Year U.S. Treasury Note	12/20/16	USD	(8,785)	6
(27)	Ultra Long Term U.S. Treasury Bond	12/20/16	USD	(4,965)	103
(119)	Long Gilt	12/28/16	GBP	(20,090)	(110)
(29)	5 Year U.S. Treasury Note	12/30/16	USD	(3,524)	(4)

					$(280)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT SEPTEMBER 30, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
326	EUR
274	for GBP	Royal Bank of Canada	11/28/16	$356	#	$367	#	$11

315	GBP
363	for EUR	HSBC Bank, N.A.	11/28/16	409	#	408	#	(1)

424	AUD	HSBC Bank, N.A.	11/28/16	324		324		— (h)
3,316	AUD	Standard Chartered Bank	11/28/16	2,530		2,535		5

3,292	CHF	Credit Suisse International	11/28/16	3,448		3,400		(48)

465	GBP	Goldman Sachs International	11/28/16	622		603		(19)
551	GBP	Royal Bank of Canada	11/28/16	723		715		(8)

6,946	HKD	State Street Corp.	11/28/16	897		896		(1)

4,151	SEK	Merrill Lynch International	11/28/16	499		485		(14)

1,040	SGD	State Street Corp.	11/28/16	771		763		(8)

				$10,579		$10,496		$(83)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT SEPTEMBER 30, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
11,057	DKK	Deutsche Bank AG	11/28/16	$1,692		$1,672		$20

732	EUR	BNP Paribas	11/28/16	828		824		4
168	EUR	Citibank, N.A.	11/28/16	190		189		1
958	EUR	Credit Suisse International	11/28/16	1,091		1,079		12
201	EUR	HSBC Bank, N.A.	11/28/16	229		227		2
149	EUR	Merrill Lynch International	11/28/16	169		168		1

2,215	GBP	Citibank, N.A.	11/28/16	2,929		2,873		56

78,469	JPY	HSBC Bank, N.A.	11/28/16	786		775		11

3,601	NOK	Deutsche Bank AG	11/28/16	439		451		(12)

				$8,353		$8,258		$95

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at September 30, 2016 of the currency being sold, and the value at September 30, 2016 is the U.S. dollar market value of the currency being purchased.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2016.
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
CVR	—	Contingent Value Rights
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
NOK	—	Norwegian Krone
NVDR	—	Non-Voting Depositary Receipt
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2016.
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2016.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded data, next put date or final maturity date.
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rate in effect as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,289
Aggregate gross unrealized depreciation	(20,372)

Net unrealized appreciation/depreciation	$179,917

Federal income tax cost of investments	$1,192,560

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$75,067	$28,170	$—	$103,237
Consumer Staples	29,496	20,930	—	50,426
Energy	30,793	13,839	—	44,632
Financials	84,674	30,542	—	115,216
Health Care	70,620	19,950	—	90,570
Industrials	51,221	22,036	—	73,257
Information Technology	119,663	20,729	—	140,392
Materials	14,681	14,119	—	28,800
Real Estate	10,889	10,572	—	21,461
Telecommunication Services	7,086	6,494	—	13,580
Utilities	14,881	4,359	—	19,240

Total Common Stocks	509,071	191,740	—	700,811

Preferred Stocks
Consumer Staples	274	2,308	—	2,582
Materials	157	—	—	157
Utilities	147	—	—	147

Total Preferred Stocks	578	2,308	—	2,886

Debt Securities
Asset-Backed Securities	—	10,058	30,619	40,677
Collateralized Mortgage Obligations
Agency CMO	—	60,992	—	60,992

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Non-Agency CMO	—	10,794	—		10,794

Total Collateralized Mortgage Obligations	—	71,786	—		71,786

Commercial Mortgage-Backed Securities	—	6,927	855		7,782
Corporate Bonds
Consumer Discretionary	—	7,517	—		7,517
Consumer Staples	—	9,564	—		9,564
Energy	—	11,159	—		11,159
Financials	—	43,499	—		43,499
Health Care	—	9,713	—		9,713
Industrials	—	7,802	—		7,802
Information Technology	—	6,184	—		6,184
Materials	—	2,781	—		2,781
Real Estate	—	4,120	—		4,120
Telecommunication Services	—	5,228	—		5,228
Utilities	—	13,531	—		13,531

Total Corporate Bonds	—	121,098	—		121,098

Foreign Government Securities	—	445	—		445
Mortgage Pass-Through Securities	—	12,032	—		12,032
Municipal Bonds	—	561	—		561
Preferred Securities
Financials	—	1,901	—		1,901

Total Preferred Securities	—	1,901	—		1,901

U.S. Government Agency Securities	—	221	—		221
U.S. Treasury Obligations	—	30,391	—		30,391
Right
Health Care	—	—	—	(a)	— (a)
Warrant
Financials	—	—	—	(b)	— (b)
Short-Term Investments
Investment Company	32,024	—	—		32,024
U.S. Treasury Obligations	—	230	—		230

Total Short-Term Investments	32,024	230	—		32,254

Investment Companies	349,632	—	—		349,632

Total Investments in Securities	$891,305	$449,698	$31,474		$1,372,477

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$123	$—		$123
Futures Contracts	730	3	—		733

Total Appreciation in Other Financial Instruments	$730	$126	$—		$856

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(111)	$—		$(111)
Futures Contracts	(968)	(45)	—		(1,013)

Total Depreciation in Other Financial Instruments	$(968)	$(156)	$—		$(1,124)

(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers among any levels during the period ended September 30, 2016.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016
Investments in Securities:
Asset-Backed Securities	$37,573		$197	$254	$41	$—	$(10,905)	$3,727	$(268)	$30,619
Commercial Mortgage-Backed Securities	1,084		—	(2)	(6)	—	(14)	—	(207)	855
Common Stock - Consumer Discretionary	2		—	(2)	—	—	—	—	—	—
Right - Health Care	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrant - Financials	—	(b)	—	—	—	—	—	—	—	—	(b)

	$38,659		$197	$250	$35	$—	$(10,919)	$3,727	$(475)	$31,474

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $336,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	Mergers and Acquisitions	Discount for potential outcome	100% (100%)

Common Stock	—
	—	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Warrants	—
	30,619	Discounted Cash Flow	Constant Prepayment Rate	0% - 11.00% (4.36%)
			Constant Default Rate	2.72% - 36.00% (5.81%)
			Yield (Discount Rate of Cash Flows)	1.64% - 10.13% (4.15%)

Asset-Backed Securities	30,619
	847	Discounted Cash Flow	Constant Prepayment Rate	0.00 - 90.00% (0.14%)
			Yield (Discount Rate of Cash Flows)	2.58% - 199.00% (88.04%)

Commercial Mortgage-Backed Securities	847

Total	$31,466

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2016, the value of these investments was approximately $8,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of September 30, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.4%
	Consumer Discretionary — 21.8%
	Hotels, Restaurants & Leisure — 2.6%
155	Las Vegas Sands Corp.	8,922

	Internet & Direct Marketing Retail — 10.5%
29	Amazon.com, Inc. (a)	24,315
8	Priceline Group, Inc. (The) (a)	12,125

		36,440

	Specialty Retail — 8.7%
81	Home Depot, Inc. (The)	10,381
126	Ross Stores, Inc.	8,094
49	Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,542

		30,017

	Total Consumer Discretionary	75,379

	Energy — 1.7%
	Oil, Gas & Consumable Fuels — 1.7%
32	Pioneer Natural Resources Co.	5,880

	Financials — 6.4%
	Capital Markets — 6.4%
429	Charles Schwab Corp. (The)	13,530
32	Intercontinental Exchange, Inc.	8,640

	Total Financials	22,170

	Health Care — 16.0%
	Biotechnology — 10.6%
58	BioMarin Pharmaceutical, Inc. (a)	5,385
151	Gilead Sciences, Inc.	11,979
28	Regeneron Pharmaceuticals, Inc. (a)	11,447
90	Vertex Pharmaceuticals, Inc. (a)	7,814

		36,625

	Health Care Equipment & Supplies — 2.1%
10	Intuitive Surgical, Inc. (a)	7,176

	Life Sciences Tools & Services — 3.3%
64	Illumina, Inc. (a)	11,558

	Total Health Care	55,359

	Industrials — 9.4%
	Aerospace & Defense — 2.6%
31	TransDigm Group, Inc. (a)	9,023

	Electrical Equipment — 2.3%
30	Acuity Brands, Inc.	7,832

	Machinery — 2.2%
85	Caterpillar, Inc.	7,546

	Road & Rail — 2.3%
86	Kansas City Southern	7,979

	Total Industrials	32,380

	Information Technology — 35.2%
	Internet Software & Services — 13.8%
30	Alphabet, Inc., Class A (a)	24,492
181	Facebook, Inc., Class A (a)	23,268

		47,760

	IT Services — 8.5%
189	MasterCard, Inc., Class A	19,263
245	PayPal Holdings, Inc. (a)	10,055

		29,318

	Semiconductors & Semiconductor Equipment — 2.9%
59	Broadcom Ltd., (Singapore)	10,127

	Software — 10.0%
87	Adobe Systems, Inc. (a)	9,476
110	Electronic Arts, Inc. (a)	9,368
97	salesforce.com, Inc. (a)	6,910
111	ServiceNow, Inc. (a)	8,815

		34,569

	Total Information Technology	121,774

	Materials — 3.0%
	Chemicals — 3.0%
69	Air Products & Chemicals, Inc.	10,362

	Real Estate — 2.9%
	Equity Real Estate Investment Trusts (REITs) — 2.9%
28	Equinix, Inc.	10,006

	Total Common Stocks (Cost $242,662)	333,310

Short-Term Investment — 3.5%
	Investment Company — 3.5%
12,212	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $12,212)	12,212

	Total Investments — 99.9% (Cost $254,874)	345,522
	Other Assets in Excess of Liabilities — 0.1%	297

	NET ASSETS — 100.0%	$345,819

Percentages indicated are based on net assets.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,648
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$90,648

Federal income tax cost of investments	$254,874

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$345,522	$—	$—	$345,522

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Consumer Discretionary — 14.4%
	Distributors — 1.0%
17	Pool Corp.	1,566

	Hotels, Restaurants & Leisure — 3.3%
114	Boyd Gaming Corp. (a)	2,249
36	Texas Roadhouse, Inc.	1,421
11	Vail Resorts, Inc.	1,717

		5,387

	Household Durables — 0.7%
87	TRI Pointe Group, Inc. (a)	1,147

	Internet & Direct Marketing Retail — 1.0%
39	Wayfair, Inc., Class A (a)	1,527

	Multiline Retail — 1.1%
67	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,759

	Specialty Retail — 5.5%
23	Burlington Stores, Inc. (a)	1,894
22	Lithia Motors, Inc., Class A	2,083
19	Monro Muffler Brake, Inc.	1,150
19	Penske Automotive Group, Inc.	898
44	Sally Beauty Holdings, Inc. (a)	1,124
39	Tailored Brands, Inc.	617
47	Tile Shop Holdings, Inc. (a)	777
17	Vitamin Shoppe, Inc. (a)	460

		9,003

	Textiles, Apparel & Luxury Goods — 1.8%
26	G-III Apparel Group Ltd. (a)	769
40	Kate Spade & Co. (a)	677
65	Wolverine World Wide, Inc.	1,498

		2,944

	Total Consumer Discretionary	23,333

	Consumer Staples — 3.8%
	Food & Staples Retailing — 2.2%
9	Casey’s General Stores, Inc.	1,136
51	Performance Food Group Co. (a)	1,271
52	Sprouts Farmers Market, Inc. (a)	1,080

		3,487

	Food Products — 0.9%
103	Freshpet, Inc. (a)	891
18	Snyder’s-Lance, Inc.	613

		1,504

	Personal Products — 0.7%
42	elf Beauty, Inc. (a)	1,187

	Total Consumer Staples	6,178

	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
32	Delek U.S. Holdings, Inc.	556
11	Diamondback Energy, Inc. (a)	1,061
27	RSP Permian, Inc. (a)	1,045

	Total Energy	2,662

	Financials — 5.1%
	Banks — 1.6%
7	Signature Bank (a)	860
30	Texas Capital Bancshares, Inc. (a)	1,641

		2,501

	Capital Markets — 3.0%
38	Evercore Partners, Inc., Class A	1,980
50	Financial Engines, Inc.	1,478
134	PennantPark Investment Corp.	1,010
43	WisdomTree Investments, Inc.	440

		4,908

	Thrifts & Mortgage Finance — 0.5%
36	BofI Holding, Inc. (a)	813

	Total Financials	8,222

	Health Care — 24.7%
	Biotechnology — 10.7%
20	ACADIA Pharmaceuticals, Inc. (a)	624
28	Acceleron Pharma, Inc. (a)	996
81	Arrowhead Pharmaceuticals, Inc. (a)	592
36	Axovant Sciences Ltd., (Bermuda) (a)	502
63	Bellicum Pharmaceuticals, Inc. (a)	1,250
51	Coherus Biosciences, Inc. (a)	1,379
73	Exact Sciences Corp. (a)	1,360
31	FibroGen, Inc. (a)	643
117	Halozyme Therapeutics, Inc. (a)	1,409
68	Ignyta, Inc. (a)	428
57	Insmed, Inc. (a)	825
26	Kite Pharma, Inc. (a)	1,444
19	Neurocrine Biosciences, Inc. (a)	959
40	Portola Pharmaceuticals, Inc. (a)	910
35	REGENXBIO, Inc. (a)	491
29	Sage Therapeutics, Inc. (a)	1,322
19	Spark Therapeutics, Inc. (a)	1,124
9	Ultragenyx Pharmaceutical, Inc. (a)	647
41	Versartis, Inc. (a)	500

		17,405

	Health Care Equipment & Supplies — 5.2%
150	GenMark Diagnostics, Inc. (a)	1,766
31	Insulet Corp. (a)	1,268
69	K2M Group Holdings, Inc. (a)	1,220

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
20	Nevro Corp. (a)	2,102
170	Novadaq Technologies, Inc., (Canada) (a)	1,966
58	Unilife Corp. (a)	121

		8,443

	Health Care Providers & Services — 3.6%
40	Acadia Healthcare Co., Inc. (a)	1,970
38	Surgical Care Affiliates, Inc. (a)	1,875
17	WellCare Health Plans, Inc. (a)	1,993

		5,838

	Health Care Technology — 2.4%
91	Evolent Health, Inc., Class A (a)	2,228
40	Veeva Systems, Inc., Class A (a)	1,644

		3,872

	Pharmaceuticals — 2.8%
104	Horizon Pharma plc (a)	1,879
52	Nektar Therapeutics (a)	897
37	Revance Therapeutics, Inc. (a)	602
174	TherapeuticsMD, Inc. (a)	1,187

		4,565

	Total Health Care	40,123

	Industrials — 15.9%
	Aerospace & Defense — 1.9%
27	HEICO Corp.	1,895
28	Hexcel Corp.	1,262

		3,157

	Air Freight & Logistics — 0.6%
27	XPO Logistics, Inc. (a)	986

	Building Products — 6.2%
64	Advanced Drainage Systems, Inc.	1,543
32	Caesarstone Ltd., (Israel) (a)	1,221
22	Fortune Brands Home & Security, Inc.	1,294
12	Lennox International, Inc.	1,894
34	Masonite International Corp. (a)	2,101
33	Trex Co., Inc. (a)	1,953

		10,006

	Electrical Equipment — 0.4%
2	Acuity Brands, Inc.	626

	Industrial Conglomerates — 0.7%
10	Carlisle Cos., Inc.	1,064

	Machinery — 3.3%
21	Graco, Inc.	1,562
29	John Bean Technologies Corp.	2,016
15	Middleby Corp. (The) (a)	1,796

		5,374

	Road & Rail — 1.0%
24	Old Dominion Freight Line, Inc. (a)	1,671

	Trading Companies & Distributors — 1.8%
51	Rush Enterprises, Inc., Class A (a)	1,250
12	Watsco, Inc.	1,690

		2,940

	Total Industrials	25,824

	Information Technology — 29.5%
	Communications Equipment — 0.5%
40	Ciena Corp. (a)	862

	Electronic Equipment, Instruments & Components — 0.9%
11	Littelfuse, Inc.	1,401

	Internet Software & Services — 11.2%
62	2U, Inc. (a)	2,387
39	Benefitfocus, Inc. (a)	1,556
36	Cornerstone OnDemand, Inc. (a)	1,647
8	CoStar Group, Inc. (a)	1,657
55	Envestnet, Inc. (a)	1,987
56	GoDaddy, Inc., Class A (a)	1,939
48	GrubHub, Inc. (a)	2,050
41	Instructure, Inc. (a)	1,045
28	Nutanix, Inc. (a)	1,036
45	Shopify, Inc., (Canada), Class A (a)	1,950
32	Trade Desk, Inc. (The), Class A (a)	933

		18,187

	Semiconductors & Semiconductor Equipment — 6.6%
40	Cavium, Inc. (a)	2,327
48	Inphi Corp. (a)	2,083
42	MACOM Technology Solutions Holdings, Inc. (a)	1,795
40	MKS Instruments, Inc.	1,982
32	Monolithic Power Systems, Inc.	2,593

		10,780

	Software — 9.9%
43	Atlassian Corp. plc, (Australia), Class A (a)	1,274
28	Guidewire Software, Inc. (a)	1,661
25	HubSpot, Inc. (a)	1,448
26	Imperva, Inc. (a)	1,394
22	Paycom Software, Inc. (a)	1,115
24	Proofpoint, Inc. (a)	1,766
76	RingCentral, Inc., Class A (a)	1,807
11	Tableau Software, Inc., Class A (a)	619
47	Take-Two Interactive Software, Inc. (a)	2,097

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
5	Tyler Technologies, Inc. (a)	930
64	Zendesk, Inc. (a)	1,966

		16,077

	Technology Hardware, Storage & Peripherals — 0.4%
79	Nimble Storage, Inc. (a)	695

	Total Information Technology	48,002

	Materials — 1.6%
	Construction Materials — 1.6%
22	Eagle Materials, Inc.	1,709
52	Summit Materials, Inc., Class A (a)	969

	Total Materials	2,678

	Real Estate — 2.4%
	Equity Real Estate Investment Trusts (REITs) — 1.2%
33	CubeSmart	903
21	Highwoods Properties, Inc.	1,096

		1,999

	Real Estate Management & Development — 1.2%
43	RE/MAX Holdings, Inc., Class A	1,880

	Total Real Estate	3,879

	Total Common Stocks (Cost $110,837)	160,901

Short-Term Investment — 1.9%
	Investment Company — 1.9%
3,115	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $3,115)	3,115

	Total Investments — 100.9% (Cost $113,952)	164,016
	Liabilities in Excess of Other Assets — (0.9)%	(1,483)

	NET ASSETS — 100.0%	$162,533

Percentages indicated are based on net assets.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,422
Aggregate gross unrealized depreciation	(6,358)

Net unrealized appreciation/depreciation	$50,064

Federal income tax cost of investments	$113,952

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$164,016	$—	$—	$164,016

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.2%
	Consumer Discretionary — 22.5%
	Distributors — 2.3%
29	Genuine Parts Co.	2,905

	Internet & Direct Marketing Retail — 9.8%
10	Amazon.com, Inc. (a)	8,114
3	Priceline Group, Inc. (The) (a)	4,701

		12,815

	Media — 3.0%
71	DISH Network Corp., Class A (a)	3,915

	Multiline Retail — 2.2%
66	Kohl’s Corp.	2,895

	Specialty Retail — 5.2%
52	Best Buy Co., Inc.	1,986
63	Gap, Inc. (The)	1,409
14	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,396

		6,791

	Total Consumer Discretionary	29,321

	Energy — 6.1%
	Oil, Gas & Consumable Fuels — 6.1%
96	Kinder Morgan, Inc.	2,229
63	Marathon Petroleum Corp.	2,558
17	Pioneer Natural Resources Co.	3,136

	Total Energy	7,923

	Financials — 21.2%
	Banks — 3.6%
105	Wells Fargo & Co.	4,669

	Capital Markets — 1.7%
33	T. Rowe Price Group, Inc.	2,217

	Consumer Finance — 5.9%
114	Ally Financial, Inc.	2,210
77	Capital One Financial Corp.	5,541

		7,751

	Insurance — 10.0%
115	American International Group, Inc.	6,851
151	Loews Corp.	6,209

		13,060

	Total Financials	27,697

	Health Care — 13.2%
	Biotechnology — 8.4%
55	Gilead Sciences, Inc.	4,319
10	Regeneron Pharmaceuticals, Inc. (a)	3,827
32	Vertex Pharmaceuticals, Inc. (a)	2,807

		10,953

	Health Care Providers & Services — 2.3%
21	UnitedHealth Group, Inc.	2,958

	Life Sciences Tools & Services — 2.5%
18	Illumina, Inc. (a)	3,301

	Total Health Care	17,212

	Industrials — 8.6%
	Airlines — 2.9%
97	Delta Air Lines, Inc.	3,804

	Machinery — 3.9%
29	Caterpillar, Inc.	2,556
34	Dover Corp.	2,513

		5,069

	Road & Rail — 1.8%
25	Kansas City Southern	2,292

	Total Industrials	11,165

	Information Technology — 20.8%
	Electronic Equipment, Instruments & Components — 1.5%
30	Arrow Electronics, Inc. (a)	1,937

	Internet Software & Services — 10.8%
8	Alphabet, Inc., Class C (a)	6,358
60	Facebook, Inc., Class A (a)	7,739

		14,097

	IT Services — 6.9%
66	MasterCard, Inc., Class A	6,693
56	PayPal Holdings, Inc. (a)	2,299

		8,992

	Software — 1.6%
30	salesforce.com, Inc. (a)	2,149

	Total Information Technology	27,175

	Materials — 4.8%
	Construction Materials — 1.8%
14	Martin Marietta Materials, Inc.	2,432

	Containers & Packaging — 3.0%
80	WestRock Co.	3,885

	Total Materials	6,317

	Real Estate — 2.0%
	Equity Real Estate Investment Trusts (REITs) — 2.0%
99	Rayonier, Inc.	2,637

	Total Common Stocks (Cost $108,803)	129,447

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.7%
	Investment Company — 0.7%
951	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $951)	951

	Total Investments — 99.9% (Cost $109,754)	130,398
	Other Assets in Excess of Liabilities — 0.1%	111

	NET ASSETS — 100.0%	$130,509

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,985
Aggregate gross unrealized depreciation	(1,341)

Net unrealized appreciation/depreciation	$20,644

Federal income tax cost of investments	$109,754

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$130,398	$—	$—	$130,398

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 83.5%
	Consumer Discretionary — 6.6%
	Hotels, Restaurants & Leisure — 3.7%
500	Biglari Holdings, Inc. (a)	218,010
4,400	Chuy’s Holdings, Inc. (a)	122,936
9,700	McDonald’s Corp.	1,118,992
7,200	Nathan’s Famous, Inc. (a)	378,324

		1,838,262

	Specialty Retail — 2.9%
200	AutoZone, Inc. (a)	153,668
7,100	Home Depot, Inc. (The)	913,628
5,100	Lowe’s Cos., Inc.	368,271

		1,435,567

	Total Consumer Discretionary	3,273,829

	Consumer Staples — 11.2%
	Beverages — 3.2%
4,000	Dr. Pepper Snapple Group, Inc.	365,240
11,200	PepsiCo, Inc.	1,218,224

		1,583,464

	Food & Staples Retailing — 2.4%
6,800	Sysco Corp.	333,268
12,200	Wal-Mart Stores, Inc.	879,864

		1,213,132

	Food Products — 0.9%
1,700	General Mills, Inc.	108,596
2,100	McCormick & Co., Inc. (Non-Voting)	209,832
1,700	Tyson Foods, Inc., Class A	126,939

		445,367

	Tobacco — 4.7%
17,700	Altria Group, Inc.	1,119,171
12,200	Philip Morris International, Inc.	1,186,084

		2,305,255

	Total Consumer Staples	5,547,218

	Energy — 6.3%
	Oil, Gas & Consumable Fuels — 6.3%
4,300	Chevron Corp.	442,556
13,100	Exxon Mobil Corp.	1,143,368
8,300	Nordic American Tanker Ltd., (Norway)	83,913
11,600	REX American Resources Corp. (a)	983,216
31,200	Ship Finance International Ltd., (Norway)	459,576

	Total Energy	3,112,629

	Financials — 19.2%
	Banks — 3.0%
4,900	American National Bankshares, Inc.	136,955
12,700	Citizens & Northern Corp.	279,019
14,400	CNB Financial Corp.	304,704
4,400	First Financial Corp.	178,992
24,700	Flushing Financial Corp.	585,884

		1,485,554

	Insurance — 0.8%
6,800	Blue Capital Reinsurance Holdings Ltd., (Bermuda)	124,576
3,800	Safety Insurance Group, Inc.	255,436

		380,012

	Mortgage Real Estate Investment Trusts (REITs) — 2.8%
76,800	AG Mortgage Investment Trust, Inc.	1,209,600
19,800	Capstead Mortgage Corp.	186,714

		1,396,314

	Thrifts & Mortgage Finance — 12.6%
23,200	Charter Financial Corp.	298,816
43,800	Clifton Bancorp, Inc.	669,702
14,700	ESSA Bancorp, Inc.	203,301
13,900	First Defiance Financial Corp.	620,496
1,600	Hingham Institution for Savings	221,600
78,100	Northwest Bancshares, Inc.	1,226,951
13,300	Provident Financial Holdings, Inc.	260,148
21,700	Territorial Bancorp, Inc.	621,922
119,800	TrustCo Bank Corp.	849,382
65,200	United Community Financial Corp.	463,572
10,000	Washington Federal, Inc.	266,800
31,700	Waterstone Financial, Inc.	538,583

		6,241,273

	Total Financials	9,503,153

	Health Care — 13.2%
	Health Care Equipment & Supplies — 6.6%
1,300	Analogic Corp.	115,180
2,700	Atrion Corp.	1,151,820
3,400	Becton, Dickinson and Co.	611,082
15,000	Danaher Corp.	1,175,850
3,700	Utah Medical Products, Inc.	221,260

		3,275,192

	Health Care Providers & Services — 2.2%
7,700	UnitedHealth Group, Inc.	1,078,000

	Health Care Technology — 0.3%
5,800	Computer Programs & Systems, Inc.	151,148

	Pharmaceuticals — 4.1%
9,700	Johnson & Johnson	1,145,861
12,800	Merck & Co., Inc.	798,848
3,200	Pfizer, Inc.	108,384

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
		2,053,093

	Total Health Care	6,557,433

	Industrials — 5.9%
	Air Freight & Logistics — 0.5%
3,600	C.H. Robinson Worldwide, Inc.	253,656

	Commercial Services & Supplies — 5.1%
18,700	Republic Services, Inc.	943,415
19,000	Tetra Tech, Inc.	673,930
14,500	Waste Management, Inc.	924,520

		2,541,865

	Trading Companies & Distributors — 0.3%
2,600	Applied Industrial Technologies, Inc.	121,524

	Total Industrials	2,917,045

	Information Technology — 3.4%
	IT Services — 2.6%
6,400	International Business Machines Corp.	1,016,640
3,400	Jack Henry & Associates, Inc.	290,870

		1,307,510

	Software — 0.8%
3,400	Intuit, Inc.	374,034

	Total Information Technology	1,681,544

	Materials — 3.4%
	Chemicals — 3.4%
12,400	Sensient Technologies Corp.	939,920
2,300	Sherwin-Williams Co. (The)	636,318
1,200	Valspar Corp. (The)	127,284

	Total Materials	1,703,522

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
22,000	Verizon Communications, Inc.	1,143,560

	Utilities — 12.0%
	Electric Utilities — 3.1%
16,800	Southern Co. (The)	861,840
22,100	Spark Energy, Inc., Class A	643,773

		1,505,613

	Gas Utilities — 5.9%
15,800	Northwest Natural Gas Co.	949,738
18,500	ONE Gas, Inc.	1,144,040
13,300	Spire, Inc.	847,742

		2,941,520

	Multi-Utilities — 3.0%
9,000	Consolidated Edison, Inc.	677,700
20,700	Unitil Corp.	808,542

		1,486,242

	Total Utilities	5,933,375

	Total Common Stocks (Cost $41,877,957)	41,373,308

Equity-Linked Notes — 14.6%
21,300	Citigroup Global Markets Holdings, Inc., ELN, 14.760%, 10/11/16 (linked to Amdocs Ltd.)	1,237,270
7,500	Credit Suisse AG, ELN, 13.690%, 10/11/16 (linked to JM Smucker Co. (The))	1,020,447
5,300	Deutsche Bank AG, ELN, 14.400%, 10/11/16 (linked to C.R. Bard, Inc)	1,182,102
22,500	Merrill Lynch International & Co., C.V., (Netherlands), ELN, 14.720%, 10/11/16 (linked to Fresh Del Monte Produce, Inc.)	1,330,082
6,900	Morgan Stanley, ELN, 10.71%, 10/11/16 (linked to Teleflex, Inc.)	1,162,779
10,400	Royal Bank of Canada, ELN, 15.530%, 10/11/16 (linked to Ecolab, Inc.)	1,270,604

	Total Equity-Linked Notes (Cost $7,386,517)	7,203,284

Short-Term Investment — 1.5%
	Investment Company — 1.5%
751,688	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $751,688)	751,688

	Total Investments — 99.6% (Cost $50,016,162)	49,328,280
	Other Assets in Excess of Liabilities — 0.4%	222,836

	NET ASSETS — 100.0%	$49,551,116

Percentages indicated are based on net assets.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini Russell 2000	12/16/16	USD	$124,830	$3,813
2	E-mini S&P 500	12/16/16	USD	216,040	4,438

					$8,251

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ELN	—	Equity-Linked Note
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,097,119
Aggregate gross unrealized depreciation	(1,785,001)

Net unrealized appreciation/depreciation	$(687,882)

Federal income tax cost of investments	$50,016,162

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$3,273,829	$—	$—	$3,273,829
Consumer Staples	5,547,218	—	—	5,547,218
Energy	3,112,629	—	—	3,112,629
Financials	9,503,153	—	—	9,503,153
Health Care	6,557,433	—	—	6,557,433
Industrials	2,917,045	—	—	2,917,045
Information Technology	1,681,544	—	—	1,681,544
Materials	1,703,522	—	—	1,703,522
Telecommunication Services	1,143,560	—	—	1,143,560
Utilities	5,933,375	—	—	5,933,375

Total Common Stocks	41,373,308	—	—	41,373,308

Equity-Linked Notes	—	7,203,284	—	7,203,284
Short-Term Investment
Investment Company	751,688	—	—	751,688

Total Investments in Securities	$42,124,996	$7,203,284	$—	$49,328,280

Appreciation in Other Financial Instruments
Futures Contracts	$8,251	$—	$—	$8,251

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
Consumer Discretionary — 11.9%
	Hotels, Restaurants & Leisure — 0.9%
61	Royal Caribbean Cruises Ltd.	4,602

	Household Durables — 1.1%
64	Harman International Industries, Inc.	5,388

	Media — 2.2%
69	DISH Network Corp., Class A (a)	3,753
45	Time Warner, Inc.	3,590
40	Walt Disney Co. (The)	3,668

		11,011

	Multiline Retail — 0.9%
79	Nordstrom, Inc.	4,114

	Specialty Retail — 5.8%
6	AutoZone, Inc. (a)	4,695
188	Best Buy Co., Inc.	7,189
55	Home Depot, Inc. (The)	7,129
72	L Brands, Inc.	5,095
63	Tiffany & Co.	4,590

		28,698

	Textiles, Apparel & Luxury Goods — 1.0%
87	V.F. Corp.	4,893

	Total Consumer Discretionary	58,706

Consumer Staples — 4.7%
	Beverages — 2.3%
49	Dr. Pepper Snapple Group, Inc.	4,511
40	Molson Coors Brewing Co., Class B	4,425
24	PepsiCo, Inc.	2,599

		11,535

	Food & Staples Retailing — 0.9%
50	CVS Health Corp.	4,450

	Food Products — 0.4%
22	Kraft Heinz Co. (The)	2,005

	Household Products — 0.6%
23	Kimberly-Clark Corp.	2,939

	Tobacco — 0.5%
37	Altria Group, Inc.	2,352

	Total Consumer Staples	23,281

Energy — 10.7%
	Energy Equipment & Services — 1.0%
64	Schlumberger Ltd.	4,994

	Oil, Gas & Consumable Fuels — 9.7%
114	Chevron Corp.	11,712
75	ConocoPhillips	3,281
35	EOG Resources, Inc.	3,404
138	Exxon Mobil Corp.	12,052
137	Occidental Petroleum Corp.	9,976
40	Phillips 66	3,206
73	Valero Energy Corp.	3,890

		47,521

	Total Energy	52,515

Financials — 26.2%
	Banks — 12.0%
782	Bank of America Corp.	12,238
134	BB&T Corp.	5,054
86	Citigroup, Inc.	4,084
55	Cullen/Frost Bankers, Inc.	3,942
37	M&T Bank Corp.	4,261
58	PNC Financial Services Group, Inc. (The)	5,180
128	SunTrust Banks, Inc.	5,620
116	U.S. Bancorp	4,954
308	Wells Fargo & Co.	13,634

		58,967

	Capital Markets — 6.5%
16	Ameriprise Financial, Inc.	1,546
23	BlackRock, Inc.	8,300
139	Charles Schwab Corp. (The)	4,382
7	Intercontinental Exchange, Inc.	1,886
180	Invesco Ltd.	5,635
146	Morgan Stanley	4,678
88	T. Rowe Price Group, Inc.	5,819

		32,246

	Consumer Finance — 1.6%
61	Capital One Financial Corp.	4,346
66	Discover Financial Services	3,749

		8,095

	Diversified Financial Services — 2.1%
70	Berkshire Hathaway, Inc., Class B (a)	10,127

	Insurance — 4.0%
21	Chubb Ltd., (Switzerland)	2,647
181	Hartford Financial Services Group, Inc. (The)	7,733
52	Loews Corp.	2,119
76	MetLife, Inc.	3,368
49	Prudential Financial, Inc.	4,009

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
		19,876

	Total Financials	129,311

Health Care — 10.5%
	Biotechnology — 0.9%
52	Gilead Sciences, Inc.	4,146

	Health Care Equipment & Supplies — 0.9%
26	Becton, Dickinson and Co.	4,637

	Health Care Providers & Services — 1.9%
25	Aetna, Inc.	2,897
17	Humana, Inc.	3,078
25	UnitedHealth Group, Inc.	3,430

		9,405

	Life Sciences Tools & Services — 0.4%
11	Illumina, Inc. (a)	2,071

	Pharmaceuticals — 6.4%
134	Bristol-Myers Squibb Co.	7,236
60	Eli Lilly & Co.	4,840
40	Johnson & Johnson	4,702
101	Merck & Co., Inc.	6,320
245	Pfizer, Inc.	8,291

		31,389

	Total Health Care	51,648

Industrials — 9.8%
	Aerospace & Defense — 0.7%
33	United Technologies Corp.	3,383

	Building Products — 0.7%
96	Masco Corp.	3,291

	Industrial Conglomerates — 5.4%
42	3M Co.	7,455
327	General Electric Co.	9,689
80	Honeywell International, Inc.	9,350

		26,494

	Machinery — 1.1%
93	PACCAR, Inc.	5,449

	Road & Rail — 0.8%
133	CSX Corp.	4,044

	Trading Companies & Distributors — 1.1%
13	W.W. Grainger, Inc.	2,945
19	Watsco, Inc.	2,635

		5,580

	Total Industrials	48,241

Information Technology — 13.4%
	Communications Equipment — 0.6%
97	Cisco Systems, Inc.	3,080

	Electronic Equipment, Instruments & Components — 0.4%
29	TE Connectivity Ltd., (Switzerland)	1,880

	Internet Software & Services — 1.3%
8	Alphabet, Inc., Class C (a)	6,388

	IT Services — 1.2%
47	Fidelity National Information Services, Inc.	3,605
23	MasterCard, Inc., Class A	2,310

		5,915

	Semiconductors & Semiconductor Equipment — 4.0%
183	Applied Materials, Inc.	5,514
52	KLA-Tencor Corp.	3,653
30	NXP Semiconductors N.V., (Netherlands) (a)	3,009
50	QUALCOMM, Inc.	3,418
59	Texas Instruments, Inc.	4,106

		19,700

	Software — 2.8%
236	Microsoft Corp.	13,594

	Technology Hardware, Storage & Peripherals — 3.1%
106	Apple, Inc.	11,938
221	HP, Inc.	3,432

		15,370

	Total Information Technology	65,927

Materials — 1.0%
	Chemicals — 1.0%
70	E.I. du Pont de Nemours & Co.	4,661

Real Estate — 3.0%
	Equity Real Estate Investment Trusts (REITs) — 3.0%
16	AvalonBay Communities, Inc.	2,899
54	Macerich Co. (The)	4,367
41	Prologis, Inc.	2,190
12	Simon Property Group, Inc.	2,525
26	Vornado Realty Trust	2,652

	Total Real Estate	14,633

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 1.8%
172	Verizon Communications, Inc.	8,931

	Wireless Telecommunication Services — 0.6%
65	T-Mobile US, Inc. (a)	3,023

	Total Telecommunication Services	11,954

Utilities — 5.0%
	Electric Utilities — 3.3%
79	Edison International	5,708
35	NextEra Energy, Inc.	4,244
90	PPL Corp.	3,108
74	Xcel Energy, Inc.	3,032

		16,092

	Multi-Utilities — 1.7%
120	CMS Energy Corp.	5,045
34	Sempra Energy	3,645

		8,690

	Total Utilities	24,782

	Total Common Stocks (Cost $345,818)	485,659

Short-Term Investment — 1.6%
	Investment Company — 1.6%
8,005	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $8,005)	8,005

	Total Investments — 100.2% (Cost $353,823)	493,664
	Liabilities in Excess of Other Assets — (0.2)%	(907)

	NET ASSETS — 100.0%	$492,757

Percentages indicated are based on net assets.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,771
Aggregate gross unrealized depreciation	(3,930)

Net unrealized appreciation/depreciation	$139,841

Federal income tax cost of investments	$353,823

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$493,664	$—	$—	$493,664

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
Consumer Discretionary — 13.1%
		Auto Components — 0.3%
10		Delphi Automotive plc, (United Kingdom)	709
1		Johnson Controls International plc	26

			735

		Automobiles — 0.5%
13		Ford Motor Co.	151
35		General Motors Co. (o)	1,110

			1,261

		Hotels, Restaurants & Leisure — 1.3%
13		Royal Caribbean Cruises Ltd.	952
29		Starbucks Corp. (o)	1,584
10		Yum! Brands, Inc.	903

			3,439

		Household Durables — 0.7%
14		D.R. Horton, Inc.	422
4		Harman International Industries, Inc.	354
1		Mohawk Industries, Inc. (a)	281
3		Newell Brands, Inc.	161
21		PulteGroup, Inc.	421
9		Toll Brothers, Inc. (a)	268

			1,907

		Internet & Direct Marketing Retail — 1.9%
6		Amazon.com, Inc. (a)	4,844

		Media — 4.2%
7		Charter Communications, Inc., Class A (a)	1,847
47		Comcast Corp., Class A	3,124
11		DISH Network Corp., Class A (a)	622
62		Sirius XM Holdings, Inc. (a)	258
36		Time Warner, Inc. (o)	2,893
91		Twenty-First Century Fox, Inc., Class A (o)	2,214

			10,958

		Multiline Retail — 0.3%
12		Dollar General Corp.	868

		Specialty Retail — 3.6%
1		AutoNation, Inc. (a)	42
15		Best Buy Co., Inc.	565
23		Home Depot, Inc. (The)	3,007
31		Lowe’s Cos., Inc. (o)	2,251
4		O’Reilly Automotive, Inc. (a)	1,119
6		Ross Stores, Inc.	365
1		Signet Jewelers Ltd. (o)	50
2		Tiffany & Co. (o)	114
25		TJX Cos., Inc. (The) (o)	1,868

			9,381

		Textiles, Apparel & Luxury Goods — 0.3%
5		NIKE, Inc., Class B	240
1		PVH Corp.	124
1		Ralph Lauren Corp.	149
7		V.F. Corp. (o)	377

			890

		Total Consumer Discretionary	34,283

Consumer Staples — 9.3%
		Beverages — 3.4%
1		Boston Beer Co., Inc. (The), Class A (a)	122
38		Coca-Cola Co. (The) (o)	1,627
8		Constellation Brands, Inc., Class A (o)	1,299
3		Dr. Pepper Snapple Group, Inc.	231
17		Molson Coors Brewing Co., Class B (o)	1,881
35		PepsiCo, Inc. (o)	3,823

			8,983

		Food & Staples Retailing — 1.6%
10		Costco Wholesale Corp. (o)	1,561
34		Kroger Co. (The)	1,011
20		Walgreens Boots Alliance, Inc.	1,579
–	(h)	Wal-Mart Stores, Inc.	30

			4,181

		Food Products — 1.2%
5		Archer-Daniels-Midland Co. (o)	202
5		Hershey Co. (The)	478
1		JM Smucker Co. (The)	111
52		Mondelez International, Inc., Class A (o)	2,301

			3,092

		Household Products — 2.0%
17		Kimberly-Clark Corp. (o)	2,153
34		Procter & Gamble Co. (The) (o)	3,007

			5,160

		Tobacco — 1.1%
15		Philip Morris International, Inc.	1,426
32		Reynolds American, Inc.	1,503

			2,929

		Total Consumer Staples	24,345

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Energy — 7.1%
		Energy Equipment & Services — 0.7%
11		Halliburton Co.	480
3		National Oilwell Varco, Inc.	124
14		Schlumberger Ltd. (o)	1,093

			1,697

		Oil, Gas & Consumable Fuels — 6.4%
19		Cabot Oil & Gas Corp.	496
22		Chevron Corp. (o)	2,285
3		Concho Resources, Inc. (a)	468
20		ConocoPhillips	851
6		Diamondback Energy, Inc. (a)	592
15		EOG Resources, Inc.	1,470
11		EQT Corp.	814
57		Exxon Mobil Corp.	4,963
18		Kinder Morgan, Inc.	416
11		Marathon Petroleum Corp.	458
21		Occidental Petroleum Corp. (o)	1,567
9		Pioneer Natural Resources Co.	1,725
13		Valero Energy Corp.	675

			16,780

		Total Energy	18,477

Financials — 13.0%
		Banks — 4.8%
202		Bank of America Corp. (o)	3,160
74		Citigroup, Inc.	3,514
5		Citizens Financial Group, Inc.	125
60		KeyCorp	730
55		Regions Financial Corp.	539
2		SVB Financial Group (a)	227
91		Wells Fargo & Co.	4,028
5		Zions Bancorporation	157

			12,480

		Capital Markets — 3.3%
16		Bank of New York Mellon Corp. (The)	624
4		BlackRock, Inc.	1,593
52		Charles Schwab Corp. (The) (o)	1,652
4		Goldman Sachs Group, Inc. (The) (o)	601
4		Intercontinental Exchange, Inc. (o)	1,031
63		Morgan Stanley (o)	2,008
15		State Street Corp. (o)	1,031
6		TD Ameritrade Holding Corp.	205

			8,745

		Consumer Finance — 0.9%
8		American Express Co.	507
15		Capital One Financial Corp.	1,104
11		Discover Financial Services	614

			2,225

		Diversified Financial Services — 1.3%
24		Berkshire Hathaway, Inc., Class B (a)	3,478
–	(h)	Voya Financial, Inc.	10

			3,488

		Insurance — 2.7%
22		American International Group, Inc. (o)	1,307
11		Arthur J. Gallagher & Co.	562
15		Chubb Ltd., (Switzerland)	1,823
2		Everest Re Group Ltd., (Bermuda)	398
6		Hartford Financial Services Group, Inc. (The)	237
50		MetLife, Inc. (o)	2,234
15		XL Group Ltd., (Bermuda)	495

			7,056

		Total Financials	33,994

Health Care — 14.5%
		Biotechnology — 3.2%
7		Alexion Pharmaceuticals, Inc. (a)	871
2		Amgen, Inc.	260
7		Biogen, Inc. (a) (o)	2,042
1		BioMarin Pharmaceutical, Inc. (a)	128
18		Celgene Corp. (a) (o)	1,928
30		Gilead Sciences, Inc.	2,389
8		Vertex Pharmaceuticals, Inc. (a)	678

			8,296

		Health Care Equipment & Supplies — 1.8%
46		Abbott Laboratories (o)	1,959
1		Becton, Dickinson and Co.	265
71		Boston Scientific Corp. (a) (o)	1,682
6		Danaher Corp.	444
2		Stryker Corp. (o)	285

			4,635

		Health Care Providers & Services — 2.8%
13		Aetna, Inc. (o)	1,507
2		Anthem, Inc.	189
4		Cigna Corp.	460
2		HCA Holdings, Inc. (a)	137
5		Humana, Inc.	945
1		Laboratory Corp. of America Holdings (a)	181

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
3	McKesson Corp. (o)	582
2	Quest Diagnostics, Inc.	206
22	UnitedHealth Group, Inc. (o)	3,078

		7,285

	Life Sciences Tools & Services — 0.7%
4	Agilent Technologies, Inc.	206
4	Illumina, Inc. (a)	777
6	Thermo Fisher Scientific, Inc.	969

		1,952

	Pharmaceuticals — 6.0%
9	Allergan plc (a) (o)	2,100
49	Bristol-Myers Squibb Co.	2,653
31	Eli Lilly & Co. (o)	2,453
23	Johnson & Johnson (o)	2,668
19	Merck & Co., Inc. (o)	1,178
5	Mylan N.V. (a)	200
131	Pfizer, Inc.	4,438

		15,690

	Total Health Care	37,858

Industrials — 9.6%
	Aerospace & Defense — 1.6%
8	General Dynamics Corp.	1,250
3	L-3 Communications Holdings, Inc.	498
4	Northrop Grumman Corp.	772
3	Textron, Inc.	133
16	United Technologies Corp. (o)	1,632

		4,285

	Air Freight & Logistics — 0.1%
2	United Parcel Service, Inc., Class B	256

	Airlines — 0.7%
24	Delta Air Lines, Inc.	925
17	United Continental Holdings, Inc. (a)	868

		1,793

	Building Products — 0.4%
9	Allegion plc, (Ireland)	596
15	Masco Corp.	508

		1,104

	Construction & Engineering — 0.2%
9	Fluor Corp. (o)	469

	Electrical Equipment — 0.7%
24	Eaton Corp. plc (o)	1,579
3	Emerson Electric Co.	156

		1,735

	Industrial Conglomerates — 2.3%
1	3M Co.	128
108	General Electric Co. (o)	3,193
23	Honeywell International, Inc. (o)	2,706

		6,027

	Machinery — 2.1%
6	Cummins, Inc. (o)	816
2	Deere & Co.	205
2	Fortive Corp. (o)	104
5	Ingersoll-Rand plc	373
25	PACCAR, Inc. (o)	1,459
2	Parker-Hannifin Corp. (o)	293
2	Pentair plc, (United Kingdom)	155
5	Snap-on, Inc.	752
11	Stanley Black & Decker, Inc.	1,292

		5,449

	Road & Rail — 1.5%
7	Canadian Pacific Railway Ltd., (Canada)	1,099
29	Union Pacific Corp.	2,837

		3,936

	Total Industrials	25,054

Information Technology — 21.6%
	Communications Equipment — 0.5%
41	Cisco Systems, Inc. (o)	1,311

	Electronic Equipment, Instruments & Components — 0.6%
24	TE Connectivity Ltd., (Switzerland) (o)	1,546

	Internet Software & Services — 5.1%
5	Alphabet, Inc., Class A (a)	4,075
5	Alphabet, Inc., Class C (a)	3,973
40	Facebook, Inc., Class A (a)	5,153

		13,201

	IT Services — 3.7%
30	Accenture plc, (Ireland), Class A	3,610
2	Automatic Data Processing, Inc.	138
16	Cognizant Technology Solutions Corp., Class A (a) (o)	779
17	Fidelity National Information Services, Inc. (o)	1,306
3	MasterCard, Inc.	256
6	PayPal Holdings, Inc. (a)	266
4	Vantiv, Inc., Class A (a)	200
31	Visa, Inc., Class A (o)	2,563
4	WEX, Inc. (a)	428

		9,546

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 3.6%
19	Analog Devices, Inc.	1,198
18	Broadcom Ltd., (Singapore) (o)	3,119
3	KLA-Tencor Corp.	195
21	Lam Research Corp. (o)	1,988
10	NXP Semiconductors N.V., (Netherlands) (a)	986
27	Texas Instruments, Inc. (o)	1,882

		9,368

	Software — 4.3%
25	Adobe Systems, Inc. (a) (o)	2,726
141	Microsoft Corp.	8,106
9	Oracle Corp. (o)	368
2	Workday, Inc., Class A (a)	152

		11,352

	Technology Hardware, Storage & Peripherals — 3.8%
78	Apple, Inc. (o)	8,781
6	Hewlett Packard Enterprise Co.	141
72	HP, Inc.	1,118

		10,040

	Total Information Technology	56,364

Materials — 2.8%
	Chemicals — 2.0%
21	Dow Chemical Co. (The)	1,104
23	E.I. du Pont de Nemours & Co.	1,535
19	Eastman Chemical Co.	1,283
4	Monsanto Co.	370
36	Mosaic Co. (The) (o)	893

		5,185

	Construction Materials — 0.1%
2	Martin Marietta Materials, Inc. (o)	296

	Containers & Packaging — 0.6%
15	Crown Holdings, Inc. (a)	845
3	Sealed Air Corp.	126
10	WestRock Co.	505

		1,476

	Metals & Mining — 0.1%
7	Newmont Mining Corp.	262
2	United States Steel Corp.	43

		305

	Total Materials	7,262

Real Estate — 2.6%
	Equity Real Estate Investment Trusts (REITs) — 2.6%
2	American Tower Corp.	275
6	Apartment Investment & Management Co., Class A	261
6	AvalonBay Communities, Inc.	1,010
2	Equinix, Inc.	673
1	Essex Property Trust, Inc.	128
2	Extra Space Storage, Inc.	128
14	HCP, Inc.	534
21	Kimco Realty Corp.	611
12	LaSalle Hotel Properties	278
7	Liberty Property Trust	283
1	Macerich Co. (The)	62
9	Prologis, Inc.	464
1	Public Storage	264
3	Regency Centers Corp.	232
5	Simon Property Group, Inc. (o)	996
4	SL Green Realty Corp.	387
7	STORE Capital Corp.	198

	Total Real Estate	6,784

Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.7%
79	AT&T, Inc. (o)	3,222
22	Verizon Communications, Inc. (o)	1,142

		4,364

	Wireless Telecommunication Services — 0.1%
9	T-Mobile US, Inc. (a)	423

	Total Telecommunication Services	4,787

Utilities — 3.1%
	Electric Utilities — 1.9%
16	Edison International (o)	1,187
6	Exelon Corp.	190
17	NextEra Energy, Inc. (o)	2,089
10	PG&E Corp.	585
26	Xcel Energy, Inc. (o)	1,076

		5,127

	Multi-Utilities — 1.2%
20	CMS Energy Corp.	860
24	Public Service Enterprise Group, Inc.	1,006
9	Sempra Energy	984
4	WEC Energy Group, Inc.	250

		3,100

	Total Utilities	8,227

	Total Common Stocks (Cost $226,320)	257,435

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures and Options contracts)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)
Option Purchased — 1.4%
	Put Option Purchased: — 1.4%
1,200	S&P 500 Index, expiring 12/30/16 at $2055.00, European Style (Cost $3,483)	3,666

PRINCIPAL AMOUNT($)
Short-Term Investments — 3.4%
	U.S. Treasury Obligation — 0.0% (g)
60	U.S. Treasury Bill, 0.470%, 03/30/17 (k) (n)	60

SHARES
	Investment Company — 3.4%
8,904	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l)	8,904

	Total Short-Term Investments (Cost $8,964)	8,964

	Total Investments — 103.3% (Cost $238,767)	270,065
	Liabilities in Excess of Other Assets — (3.3)%	(8,603)

	NET ASSETS — 100.0%	$261,462

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
29	E-mini S&P 500	12/16/16	USD	3,133	$53

OPTIONS WRITTEN

(Amounts in thousands, except number of Options contracts)

Call Option Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style (Premiums received of $2,300)	$2,235.000	12/30/16	1,200	$(2,160)

Put Option Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style (Premiums received of $560)	$2,235.000	12/30/16	1,200	$(606)

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(o)	—	All or a portion of the security is segregated for options written.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,483
Aggregate gross unrealized depreciation	(4,185)

Net unrealized appreciation/depreciation	$31,298

Federal income tax cost of investments	$238,767

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$270,005	$60	$—	$270,065

Appreciation in Other Financial Instruments
Futures Contracts	$53	$—	$—	$53

Depreciation in Other Financial Instruments
Options Written
Call Option Written	$(2,160)	$—	$—	$(2,160)
Put Option Written	(606)	—	—	(606)

Total Depreciation in Other Financial Instruments	$(2,766)	$—	$—	$(2,766)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.2%
	Consumer Discretionary — 10.9%
	Automobiles — 0.9%
1,427	Ford Motor Co.	17,218
516	General Motors Co.	16,393

		33,611

	Hotels, Restaurants & Leisure — 2.0%
407	McDonald’s Corp.	46,894
674	Restaurant Brands International, Inc., (Canada)	30,029

		76,923

	Household Durables — 0.4%
8	NVR, Inc. (a)	13,775

	Media — 1.5%
150	Comcast Corp., Class A	9,944
1,970	Twenty-First Century Fox, Inc., Class A	47,711

		57,655

	Multiline Retail — 0.6%
493	Kohl’s Corp.	21,577

	Specialty Retail — 4.3%
788	Best Buy Co., Inc.	30,067
345	Burlington Stores, Inc. (a)	27,911
201	Home Depot, Inc. (The)	25,878
1,116	Lowe’s Cos., Inc.	80,579

		164,435

	Textiles, Apparel & Luxury Goods — 1.2%
550	Michael Kors Holdings Ltd., (United Kingdom) (a)	25,711
165	PVH Corp.	18,277

		43,988

	Total Consumer Discretionary	411,964

	Consumer Staples — 9.9%
	Beverages — 0.2%
68	PepsiCo, Inc.	7,364

	Food & Staples Retailing — 2.6%
133	CVS Health Corp.	11,854
1,178	Wal-Mart Stores, Inc.	84,950

		96,804

	Food Products — 4.0%
215	Ingredion, Inc.	28,661
95	JM Smucker Co. (The)	12,917
1,157	Pilgrim’s Pride Corp.	24,434
94	Post Holdings, Inc. (a)	7,254
1,023	Tyson Foods, Inc., Class A	76,357

		149,623

	Household Products — 0.7%
574	Energizer Holdings, Inc.	28,692

	Personal Products — 0.9%
352	Herbalife Ltd. (a)	21,839
183	Nu Skin Enterprises, Inc., Class A	11,822

		33,661

	Tobacco — 1.5%
1,196	Reynolds American, Inc.	56,394

	Total Consumer Staples	372,538

	Energy — 6.9%
	Energy Equipment & Services — 2.6%
502	Baker Hughes, Inc.	25,331
1,052	FMC Technologies, Inc. (a)	31,216
481	Schlumberger Ltd.	37,815
1,803	Seadrill Ltd., (United Kingdom) (a)	4,272

		98,634

	Oil, Gas & Consumable Fuels — 4.3%
239	Apache Corp.	15,246
81	Cimarex Energy Co.	10,871
1,780	Denbury Resources, Inc. (a)	5,748
117	Hess Corp.	6,279
2,642	Marathon Oil Corp.	41,776
106	Marathon Petroleum Corp.	4,282
174	Tesoro Corp.	13,843
1,228	Valero Energy Corp.	65,058

		163,103

	Total Energy	261,737

	Financials — 11.0%
	Banks — 5.6%
1,788	Bank of America Corp.	27,979
1,643	Citigroup, Inc.	77,594
187	PNC Financial Services Group, Inc. (The)	16,874
746	Regions Financial Corp.	7,358
1,824	Wells Fargo & Co.	80,787

		210,592

	Capital Markets — 0.8%
27	Ameriprise Financial, Inc.	2,674
329	MSCI, Inc.	27,583

		30,257

	Consumer Finance — 0.8%
542	Discover Financial Services	30,633

	Diversified Financial Services — 0.1%
125	Voya Financial, Inc.	3,597

	Insurance — 3.7%
612	Allstate Corp. (The)	42,331

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
203	Aspen Insurance Holdings Ltd., (Bermuda)	9,476
145	Everest Re Group Ltd., (Bermuda)	27,451
343	Lincoln National Corp.	16,091
200	Prudential Financial, Inc.	16,346
247	Travelers Cos., Inc. (The)	28,328

		140,023

	Total Financials	415,102

	Health Care — 14.5%
	Biotechnology — 5.0%
607	Amgen, Inc.	101,237
1,089	Gilead Sciences, Inc.	86,185

		187,422

	Health Care Equipment & Supplies — 1.5%
556	Baxter International, Inc.	26,446
94	C.R. Bard, Inc.	21,150
211	Hologic, Inc. (a)	8,201

		55,797

	Health Care Providers & Services — 6.2%
196	Aetna, Inc.	22,640
337	Anthem, Inc.	42,204
133	Cigna Corp.	17,333
1,046	Express Scripts Holding Co. (a)	73,767
172	HCA Holdings, Inc. (a)	12,971
185	Humana, Inc.	32,725
270	WellCare Health Plans, Inc. (a)	31,625

		233,265

	Pharmaceuticals — 1.8%
560	Johnson & Johnson	66,094
62	Merck & Co., Inc.	3,863

		69,957

	Total Health Care	546,441

	Industrials — 9.2%
	Aerospace & Defense — 2.4%
21	Curtiss-Wright Corp.	1,904
106	Huntington Ingalls Industries, Inc.	16,293
344	Northrop Grumman Corp.	73,599

		91,796

	Airlines — 2.3%
1,835	Delta Air Lines, Inc.	72,214
80	Southwest Airlines Co.	3,127
192	United Continental Holdings, Inc. (a)	10,048

		85,389

	Building Products — 0.5%
523	Masco Corp.	17,951

	Commercial Services & Supplies — 0.3%
393	Pitney Bowes, Inc.	7,137
291	R.R. Donnelley & Sons Co.	4,579

		11,716

	Construction & Engineering — 1.9%
892	AECOM (a)	26,513
356	Jacobs Engineering Group, Inc. (a)	18,387
188	Valmont Industries, Inc.	25,272

		70,172

	Machinery — 1.8%
465	Illinois Tool Works, Inc.	55,738
110	Parker-Hannifin Corp.	13,858

		69,596

	Total Industrials	346,620

	Information Technology — 23.0%
	Communications Equipment — 0.3%
129	Motorola Solutions, Inc.	9,825

	Electronic Equipment, Instruments & Components — 1.7%
1,268	Corning, Inc.	29,990
297	SYNNEX Corp.	33,845

		63,835

	Internet Software & Services — 2.4%
1,989	eBay, Inc. (a)	65,451
321	VeriSign, Inc. (a)	25,084

		90,535

	IT Services — 3.7%
629	Computer Sciences Corp.	32,851
117	MasterCard, Inc., Class A	11,917
1,068	Visa, Inc., Class A	88,307
356	Western Union Co. (The)	7,420

		140,495

	Semiconductors & Semiconductor Equipment — 3.4%
2,335	Applied Materials, Inc.	70,400
326	Lam Research Corp.	30,838
425	QUALCOMM, Inc.	29,092

		130,330

	Software — 7.8%
781	Activision Blizzard, Inc.	34,612
2,367	Microsoft Corp.	136,345
1,775	Nuance Communications, Inc. (a)	25,736
1,721	Oracle Corp.	67,601
650	Take-Two Interactive Software, Inc. (a)	29,288

		293,582

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 3.7%
935	Apple, Inc.	105,645
247	Hewlett Packard Enterprise Co.	5,615
865	NCR Corp. (a)	27,835

		139,095

	Total Information Technology	867,697

	Materials — 2.6%
	Chemicals — 0.2%
137	Cabot Corp.	7,196

	Containers & Packaging — 0.1%
105	Berry Plastics Group, Inc. (a)	4,600

	Metals & Mining — 2.3%
734	Newmont Mining Corp.	28,839
553	Nucor Corp.	27,326
1,177	Steel Dynamics, Inc.	29,418

		85,583

	Total Materials	97,379

	Real Estate — 2.4%
	Equity Real Estate Investment Trusts (REITs) — 2.4%
348	DuPont Fabros Technology, Inc.	14,347
989	Equity Commonwealth (a)	29,900
212	Public Storage	47,283

	Total Real Estate	91,530

	Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 3.4%
879	AT&T, Inc.	35,684
722	CenturyLink, Inc.	19,814
1,447	Verizon Communications, Inc.	75,189

	Total Telecommunication Services	130,687

	Utilities — 3.4%
	Electric Utilities — 1.8%
778	Edison International	56,210
233	Exelon Corp.	7,757
30	NextEra Energy, Inc.	3,657

		67,624

	Gas Utilities — 0.8%
675	UGI Corp.	30,542

	Independent Power & Renewable Electricity Producers — 0.8%
2,415	AES Corp.	31,026

	Total Utilities	129,192

	Total Common Stocks (Cost $3,097,388)	3,670,887

Short-Term Investment — 1.9%
	Investment Company — 1.9%
70,948	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $70,948)	70,948

	Total Investments — 99.1% (Cost $3,168,336)	3,741,835
	Other Assets in Excess of Liabilities — 0.9%	32,462

	NET ASSETS — 100.0%	$3,774,297

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
900	S&P 500	12/16/16	USD	$97,218	$112

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$657,422
Aggregate gross unrealized depreciation	(83,923)

Net unrealized appreciation/depreciation	$573,499

Federal income tax cost of investments	$3,168,336

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$3,741,835	$—	$		$3,741,835

Appreciation in Other Financial Instruments
Futures Contracts	$112	$—		$—	$112

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Consumer Discretionary — 19.1%
	Auto Components — 0.2%
16	Lear Corp.	1,988

	Automobiles — 0.2%
141	Ford Motor Co.	1,700

	Hotels, Restaurants & Leisure — 3.5%
121	International Game Technology plc	2,940
179	McDonald’s Corp.	20,592
177	Restaurant Brands International, Inc., (Canada)	7,890
47	Six Flags Entertainment Corp.	2,504

		33,926

	Household Durables — 1.0%
75	D.R. Horton, Inc.	2,259
4	NVR, Inc. (a)	7,215

		9,474

	Internet & Direct Marketing Retail — 1.1%
12	Amazon.com, Inc. (a)	10,299

	Media — 4.1%
144	DISH Network Corp., Class A (a)	7,883
75	Omnicom Group, Inc.	6,383
1,895	Sirius XM Holdings, Inc. (a)	7,903
706	Twenty-First Century Fox, Inc., Class A	17,097

		39,266

	Multiline Retail — 0.2%
43	Kohl’s Corp.	1,886

	Specialty Retail — 7.3%
201	Best Buy Co., Inc.	7,663
95	Burlington Stores, Inc. (a)	7,721
232	Home Depot, Inc. (The)	29,828
297	Lowe’s Cos., Inc.	21,446
103	Urban Outfitters, Inc. (a)	3,542

		70,200

	Textiles, Apparel & Luxury Goods — 1.5%
153	Michael Kors Holdings Ltd., (United Kingdom) (a)	7,177
70	PVH Corp.	7,691

		14,868

	Total Consumer Discretionary	183,607

	Consumer Staples — 9.9%
	Beverages — 1.2%
110	PepsiCo, Inc.	11,921

	Food & Staples Retailing — 2.6%
255	Sysco Corp.	12,478
169	Wal-Mart Stores, Inc.	12,203

		24,681

	Food Products — 4.2%
57	Ingredion, Inc.	7,585
306	Pilgrim’s Pride Corp.	6,454
88	Post Holdings, Inc. (a)	6,783
265	Tyson Foods, Inc., Class A	19,817

		40,639

	Household Products — 0.2%
36	Energizer Holdings, Inc.	1,819

	Personal Products — 1.2%
98	Herbalife Ltd. (a)	6,062
79	Nu Skin Enterprises, Inc., Class A	5,105

		11,167

	Tobacco — 0.5%
29	Altria Group, Inc.	1,821
64	Reynolds American, Inc.	2,999

		4,820

	Total Consumer Staples	95,047

	Energy — 0.7%
	Energy Equipment & Services — 0.5%
84	Baker Hughes, Inc.	4,254
225	Seadrill Ltd., (United Kingdom) (a)	533

		4,787

	Oil, Gas & Consumable Fuels — 0.2%
105	Marathon Oil Corp.	1,660

	Total Energy	6,447

	Financials — 1.9%
	Capital Markets — 1.5%
39	MarketAxess Holdings, Inc.	6,524
93	MSCI, Inc.	7,807

		14,331

	Insurance — 0.4%
7	Assurant, Inc.	646
21	Prudential Financial, Inc.	1,723
30	Validus Holdings Ltd., (Bermuda)	1,469

		3,838

	Total Financials	18,169

	Health Care — 16.7%
	Biotechnology — 6.7%
61	AbbVie, Inc.	3,860
185	Amgen, Inc.	30,776
39	Celgene Corp. (a)	4,098

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
331	Gilead Sciences, Inc.	26,212

		64,946

	Health Care Equipment & Supplies — 3.3%
81	Align Technology, Inc. (a)	7,547
164	Baxter International, Inc.	7,787
16	C.R. Bard, Inc.	3,611
214	Hologic, Inc. (a)	8,310
38	IDEXX Laboratories, Inc. (a)	4,306

		31,561

	Health Care Providers & Services — 6.7%
126	Aetna, Inc.	14,535
49	Anthem, Inc.	6,128
86	Cigna Corp.	11,221
224	Express Scripts Holding Co. (a)	15,806
47	Humana, Inc.	8,331
70	WellCare Health Plans, Inc. (a)	8,243

		64,264

	Total Health Care	160,771

	Industrials — 10.2%
	Aerospace & Defense — 2.9%
202	BWX Technologies, Inc.	7,762
51	Curtiss-Wright Corp.	4,601
47	Huntington Ingalls Industries, Inc.	7,226
6	L-3 Communications Holdings, Inc.	950
35	Northrop Grumman Corp.	7,403

		27,942

	Airlines — 2.7%
463	Delta Air Lines, Inc.	18,204
155	United Continental Holdings, Inc. (a)	8,106

		26,310

	Building Products — 0.8%
225	Masco Corp.	7,730

	Commercial Services & Supplies — 0.1%
59	R.R. Donnelley & Sons Co.	932

	Construction & Engineering — 2.3%
232	AECOM (a)	6,906
146	Jacobs Engineering Group, Inc. (a)	7,557
60	Valmont Industries, Inc.	8,047

		22,510

	Machinery — 0.7%
52	Parker-Hannifin Corp.	6,515

	Professional Services — 0.7%
89	ManpowerGroup, Inc.	6,453

	Total Industrials	98,392

	Information Technology — 31.9%
	Electronic Equipment, Instruments & Components — 1.8%
335	Corning, Inc.	7,925
83	SYNNEX Corp.	9,414

		17,339

	Internet Software & Services — 6.2%
11	Alphabet, Inc., Class A (a)	8,443
10	Alphabet, Inc., Class C (a)	7,617
693	eBay, Inc. (a)	22,783
59	Facebook, Inc., Class A (a)	7,504
193	GoDaddy, Inc., Class A (a)	6,661
88	VeriSign, Inc. (a)	6,901

		59,909

	IT Services — 4.5%
77	Amdocs Ltd.	4,478
161	Computer Sciences Corp.	8,385
2	MasterCard, Inc., Class A	203
360	Visa, Inc., Class A	29,739

		42,805

	Semiconductors & Semiconductor Equipment — 3.1%
434	Applied Materials, Inc.	13,070
105	KLA-Tencor Corp.	7,341
84	Lam Research Corp.	7,946
19	QUALCOMM, Inc.	1,281

		29,638

	Software — 11.8%
489	Activision Blizzard, Inc.	21,663
70	CA, Inc.	2,299
88	Citrix Systems, Inc. (a)	7,516
58	Electronic Arts, Inc. (a)	4,928
9	Fair Isaac Corp.	1,096
746	Microsoft Corp.	42,961
457	Nuance Communications, Inc. (a)	6,628
184	Oracle Corp.	7,235
33	Red Hat, Inc. (a)	2,675
137	Synopsys, Inc. (a)	8,137
188	Take-Two Interactive Software, Inc. (a)	8,480

		113,618

	Technology Hardware, Storage & Peripherals — 4.5%
308	Apple, Inc.	34,814

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — continued
32	Hewlett Packard Enterprise Co.	719
241	NCR Corp. (a)	7,764

		43,297

	Total Information Technology	306,606

	Materials — 3.9%
	Containers & Packaging — 1.7%
185	Berry Plastics Group, Inc. (a)	8,112
146	Crown Holdings, Inc. (a)	8,352

		16,464

	Metals & Mining — 2.2%
124	Newmont Mining Corp.	4,852
146	Nucor Corp.	7,210
13	Reliance Steel & Aluminum Co.	958
322	Steel Dynamics, Inc.	8,057

		21,077

	Total Materials	37,541

	Real Estate — 2.6%
	Equity Real Estate Investment Trusts (REITs) — 2.6%
121	American Tower Corp.	13,724
113	Equity Commonwealth (a)	3,409
48	Extra Space Storage, Inc.	3,812
16	Public Storage	3,615

	Total Real Estate	24,560

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
348	AT&T, Inc.	14,138
52	Verizon Communications, Inc.	2,708

	Total Telecommunication Services	16,846

	Utilities — 0.3%
	Independent Power & Renewable Electricity Producers — 0.3%
246	AES Corp.	3,157

	Total Common Stocks (Cost $748,694)	951,143

Short-Term Investment — 1.3%
	Investment Company — 1.3%
12,893	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $12,893)	12,893

	Total Investments — 100.2% (Cost $761,587)	964,036
	Liabilities in Excess of Other Assets — (0.2)%	(1,907)

	NET ASSETS — 100.0%	$962,129

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
109	E-mini S&P 500	12/16/16	USD	$11,774	$152

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,850
Aggregate gross unrealized depreciation	(16,401)

Net unrealized appreciation/depreciation	$202,449

Federal income tax cost of investments	$761,587

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$964,036	$—	$—	$964,036

Appreciation in Other Financial Instruments
Futures Contracts	$152	$—	$—	$152

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
Consumer Discretionary — 10.1%
		Hotels, Restaurants & Leisure — 2.9%
3		McDonald’s Corp.	354
4		Restaurant Brands International, Inc., (Canada)	183

			537

		Media — 3.1%
4		Comcast Corp., Class A	264
26		Sirius XM Holdings, Inc. (a)	107
3		Time Warner, Inc.	205

			576

		Specialty Retail — 3.6%
3		Home Depot, Inc. (The)	412
3		Lowe’s Cos., Inc.	246

			658

		Textiles, Apparel & Luxury Goods — 0.5%
3		Coach, Inc.	101

		Total Consumer Discretionary	1,872

Consumer Staples — 11.9%
		Beverages — 3.7%
4		Coca-Cola Co. (The)	163
2		Molson Coors Brewing Co., Class B	209
3		PepsiCo, Inc.	310

			682

		Food & Staples Retailing — 3.1%
3		Walgreens Boots Alliance, Inc.	228
5		Wal-Mart Stores, Inc.	346

			574

		Food Products — 3.2%
1		Ingredion, Inc.	143
6		Tyson Foods, Inc., Class A	457

			600

		Household Products — 0.3%
1		Energizer Holdings, Inc.	60

		Tobacco — 1.6%
2		Philip Morris International, Inc.	209
2		Reynolds American, Inc.	88

			297

		Total Consumer Staples	2,213

Energy — 6.3%
		Energy Equipment & Services — 1.8%
2		Baker Hughes, Inc.	102
8		FMC Technologies, Inc. (a)	234

			336

		Oil, Gas & Consumable Fuels — 4.5%
1		Anadarko Petroleum Corp.	60
3		Apache Corp.	204
1		Chevron Corp.	111
1		Exxon Mobil Corp.	70
5		Marathon Petroleum Corp.	188
4		Valero Energy Corp.	201

			834

		Total Energy	1,170

Financials — 11.0%
		Banks — 4.3%
8		Citigroup, Inc.	399
5		SunTrust Banks, Inc.	217
4		Wells Fargo & Co.	172

			788

		Capital Markets — 2.1%
3		Bank of New York Mellon Corp. (The)	121
3		MSCI, Inc.	277

			398

		Consumer Finance — 0.8%
1		Capital One Financial Corp.	50
2		Discover Financial Services	106

			156

		Insurance — 3.8%
2		Allstate Corp. (The)	121
4		American International Group, Inc.	266
2		Hartford Financial Services Group, Inc. (The)	85
2		Travelers Cos., Inc. (The)	226

			698

		Total Financials	2,040

Health Care — 18.7%
		Biotechnology — 6.7%
2		AbbVie, Inc.	109
2		Amgen, Inc.	353
–	(h)	Biogen, Inc. (a)	94
2		Celgene Corp. (a)	209
6		Gilead Sciences, Inc.	488

			1,253

		Health Care Equipment & Supplies — 2.7%
4		Baxter International, Inc.	190
1		Becton, Dickinson and Co.	150
1		C.R. Bard, Inc.	157

			497

		Health Care Providers & Services — 5.6%
1		Aetna, Inc.	113

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Health Care Providers & Services — continued
1		Anthem, Inc.	150
2		Cardinal Health, Inc.	171
1		Cigna Corp.	127
2		Humana, Inc.	327
1		McKesson Corp.	149

			1,037

		Pharmaceuticals — 3.7%
3		Johnson & Johnson	345
10		Pfizer, Inc.	334

			679

		Total Health Care	3,466

Industrials — 9.7%
		Aerospace & Defense — 6.2%
3		Curtiss-Wright Corp.	235
–	(h)	Lockheed Martin Corp.	89
3		Northrop Grumman Corp.	722
1		United Technologies Corp.	91

			1,137

		Airlines — 1.5%
3		Delta Air Lines, Inc.	128
2		Southwest Airlines Co.	94
1		United Continental Holdings, Inc. (a)	58

			280

		Construction & Engineering — 0.8%
5		AECOM (a)	153

		Machinery — 1.2%
3		Allison Transmission Holdings, Inc.	72
1		Parker-Hannifin Corp.	151

			223

		Total Industrials	1,793

Information Technology — 24.5%
		Communications Equipment — 1.0%
6		Cisco Systems, Inc.	178

		Internet Software & Services — 2.1%
–	(h)	Alphabet, Inc., Class A (a)	227
–	(h)	Alphabet, Inc., Class C (a)	161

			388

		IT Services — 1.9%
2		MasterCard, Inc., Class A	153
2		Visa, Inc., Class A	194

			347

		Semiconductors & Semiconductor Equipment — 5.4%
1		Broadcom Ltd., (Singapore)	160
2		KLA-Tencor Corp.	169
1		Lam Research Corp.	137
8		QUALCOMM, Inc.	538

			1,004

		Software — 6.5%
15		Microsoft Corp.	885
5		Oracle Corp.	182
7		TiVo Corp. (a)	138

			1,205

		Technology Hardware, Storage & Peripherals — 7.6%
8		Apple, Inc.	937
9		Hewlett Packard Enterprise Co.	205
9		HP, Inc.	141
4		NCR Corp. (a)	133

			1,416

		Total Information Technology	4,538

Materials — 0.7%
		Containers & Packaging — 0.7%
2		Crown Holdings, Inc. (a)	130

		Total Materials	130

Telecommunication Services — 2.4%
		Diversified Telecommunication Services — 2.4%
7		CenturyLink, Inc.	179
5		Verizon Communications, Inc.	269

		Total Telecommunication Services	448

Utilities — 3.8%
		Electric Utilities — 2.1%
2		Edison International	163
1		Entergy Corp.	92
4		PPL Corp.	128

			383

		Gas Utilities — 1.7%
7		UGI Corp.	322

		Total Utilities	705

		Total Common Stocks (Cost $14,013)	18,375

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.1%
	Investment Company — 1.1%
198	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $198)	198

	Total Investments — 100.2% (Cost $14,211)	18,573

	Liabilities in Excess of Other Assets — (0.2)%	(46)

	NET ASSETS — 100.0%	$18,527

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,555
Aggregate gross unrealized depreciation	(193)

Net unrealized appreciation/depreciation	$4,362

Federal income tax cost of investments	$14,211

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$18,573	$—	$—	$18,573

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Consumer Discretionary — 5.7%
	Automobiles — 1.7%
635	General Motors Co.	20,168

	Hotels, Restaurants & Leisure — 0.9%
152	International Game Technology plc	3,698
64	McDonald’s Corp.	7,383

		11,081

	Media — 1.4%
127	CBS Corp. (Non-Voting), Class B	6,930
2,410	Sirius XM Holdings, Inc. (a)	10,048

		16,978

	Multiline Retail — 0.4%
109	Kohl’s Corp.	4,778

	Specialty Retail — 0.6%
109	Lowe’s Cos., Inc.	7,878

	Textiles, Apparel & Luxury Goods — 0.7%
179	Michael Kors Holdings Ltd., (United Kingdom) (a)	8,394

	Total Consumer Discretionary	69,277

	Consumer Staples — 8.4%
	Food & Staples Retailing — 1.8%
75	CVS Health Corp.	6,710
46	Sysco Corp.	2,230
183	Wal-Mart Stores, Inc.	13,220

		22,160

	Food Products — 4.3%
481	Archer-Daniels-Midland Co.	20,301
358	Pilgrim’s Pride Corp.	7,567
326	Tyson Foods, Inc., Class A	24,372

		52,240

	Household Products — 0.8%
203	Energizer Holdings, Inc.	10,152

	Personal Products — 1.5%
112	Herbalife Ltd. (a)	6,968
166	Nu Skin Enterprises, Inc., Class A	10,779

		17,747

	Total Consumer Staples	102,299

	Energy — 12.9%
	Energy Equipment & Services — 4.6%
166	Baker Hughes, Inc.	8,383
43	Dril-Quip, Inc. (a)	2,402
654	Ensco plc, (United Kingdom), Class A	5,556
340	FMC Technologies, Inc. (a)	10,100
283	Frank’s International N.V., (Netherlands)	3,676
377	Rowan Cos. plc, Class A	5,709
183	Schlumberger Ltd.	14,387
1,035	Seadrill Ltd., (United Kingdom) (a)	2,453
191	Superior Energy Services, Inc.	3,419

		56,085

	Oil, Gas & Consumable Fuels — 8.3%
43	Apache Corp.	2,734
80	Chevron Corp.	8,198
56	ConocoPhillips	2,434
579	Denbury Resources, Inc. (a)	1,871
95	Exxon Mobil Corp.	8,309
38	Hess Corp.	2,048
1,110	Marathon Oil Corp.	17,548
221	Marathon Petroleum Corp.	8,970
234	Occidental Petroleum Corp.	17,027
204	PBF Energy, Inc., Class A	4,614
63	Tesoro Corp.	5,012
410	Valero Energy Corp.	21,709

		100,474

	Total Energy	156,559

	Financials — 23.7%
	Banks — 10.4%
818	Bank of America Corp.	12,806
832	Citigroup, Inc.	39,318
298	PNC Financial Services Group, Inc. (The)	26,890
79	Popular, Inc., (Puerto Rico)	3,008
244	Regions Financial Corp.	2,405
143	Synovus Financial Corp.	4,639
853	Wells Fargo & Co.	37,778

		126,844

	Capital Markets — 2.8%
81	Ameriprise Financial, Inc.	8,101
68	Goldman Sachs Group, Inc. (The)	10,926
169	Morgan Stanley	5,418
120	MSCI, Inc.	10,073

		34,518

	Consumer Finance — 0.9%
15	Capital One Financial Corp.	1,085
169	Discover Financial Services	9,540

		10,625

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Diversified Financial Services — 0.8%
330	Voya Financial, Inc.	9,502

	Insurance — 7.4%
298	Allstate Corp. (The)	20,581
163	Aspen Insurance Holdings Ltd., (Bermuda)	7,599
324	Assured Guaranty Ltd., (Bermuda)	8,994
152	Axis Capital Holdings Ltd., (Bermuda)	8,247
46	Everest Re Group Ltd., (Bermuda)	8,643
189	Lincoln National Corp.	8,860
98	Prudential Financial, Inc.	8,018
82	Travelers Cos., Inc. (The)	9,382
190	Validus Holdings Ltd., (Bermuda)	9,441

		89,765

	Mortgage Real Estate Investment Trusts (REITs) — 1.4%
200	American Capital Agency Corp.	3,898
761	Annaly Capital Management, Inc.	7,994
290	Chimera Investment Corp.	4,619

		16,511

	Total Financials	287,765

	Health Care — 11.1%
	Biotechnology — 3.0%
86	Amgen, Inc.	14,329
282	Gilead Sciences, Inc.	22,344

		36,673

	Health Care Equipment & Supplies — 0.4%
134	Hologic, Inc. (a)	5,184

	Health Care Providers & Services — 4.4%
49	Aetna, Inc.	5,611
85	Anthem, Inc.	10,639
256	Express Scripts Holding Co. (a)	18,034
52	Humana, Inc.	9,127
87	WellCare Health Plans, Inc. (a)	10,152

		53,563

	Pharmaceuticals — 3.3%
1,165	Pfizer, Inc.	39,473

	Total Health Care	134,893

	Industrials — 9.5%
	Aerospace & Defense — 2.5%
109	Curtiss-Wright Corp.	9,949
97	Northrop Grumman Corp.	20,753

		30,702

	Airlines — 2.3%
441	Delta Air Lines, Inc.	17,350
200	United Continental Holdings, Inc. (a)	10,504

		27,854

	Commercial Services & Supplies — 0.7%
269	Pitney Bowes, Inc.	4,876
243	R.R. Donnelley & Sons Co.	3,822

		8,698

	Construction & Engineering — 2.3%
299	AECOM (a)	8,890
172	Jacobs Engineering Group, Inc. (a)	8,906
74	Valmont Industries, Inc.	9,985

		27,781

	Machinery — 1.7%
141	Illinois Tool Works, Inc.	16,945
31	Parker-Hannifin Corp.	3,829

		20,774

	Total Industrials	115,809

	Information Technology — 11.2%
	Communications Equipment — 0.3%
119	Cisco Systems, Inc.	3,775

	Electronic Equipment, Instruments & Components — 1.7%
419	Corning, Inc.	9,897
95	SYNNEX Corp.	10,852

		20,749

	IT Services — 1.3%
197	Computer Sciences Corp.	10,286
39	MasterCard, Inc., Class A	3,959
61	Western Union Co. (The)	1,274

		15,519

	Semiconductors & Semiconductor Equipment — 3.7%
519	QUALCOMM, Inc.	35,572
455	Teradyne, Inc.	9,808

		45,380

	Software — 2.1%
204	Microsoft Corp.	11,773
561	Nuance Communications, Inc. (a)	8,136
129	Take-Two Interactive Software, Inc. (a)	5,802

		25,711

	Technology Hardware, Storage & Peripherals — 2.1%
41	Apple, Inc.	4,612
716	HP, Inc.	11,120
302	NCR Corp. (a)	9,705

		25,437

	Total Information Technology	136,571

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 2.7%
	Chemicals — 1.7%
49	Cabot Corp.	2,557
218	LyondellBasell Industries N.V., Class A	17,576

		20,133

	Metals & Mining — 1.0%
60	Newmont Mining Corp.	2,361
389	Steel Dynamics, Inc.	9,729

		12,090

	Total Materials	32,223

	Real Estate — 3.4%
	Equity Real Estate Investment Trusts (REITs) — 3.4%
567	Brandywine Realty Trust	8,857
187	DuPont Fabros Technology, Inc.	7,697
333	Equity Commonwealth (a)	10,051
143	Hospitality Properties Trust	4,256
474	Piedmont Office Realty Trust, Inc., Class A	10,312

	Total Real Estate	41,173

	Telecommunication Services — 3.6%
	Diversified Telecommunication Services — 3.6%
335	AT&T, Inc.	13,617
275	CenturyLink, Inc.	7,549
434	Verizon Communications, Inc.	22,565

	Total Telecommunication Services	43,731

	Utilities — 6.2%
	Electric Utilities — 3.8%
195	American Electric Power Co., Inc.	12,502
138	Edison International	9,934
128	Entergy Corp.	9,814
109	NextEra Energy, Inc.	13,320

		45,570

	Gas Utilities — 0.8%
217	UGI Corp.	9,801

	Independent Power & Renewable Electricity Producers — 0.8%
754	AES Corp.	9,694

	Multi-Utilities — 0.8%
134	SCANA Corp.	9,727

	Total Utilities	74,792

	Total Common Stocks (Cost $985,848)	1,195,092

Short-Term Investment — 1.4%
	Investment Company — 1.4%
16,459	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $16,459)	16,459

	Total Investments — 99.8% (Cost $1,002,307)	1,211,551
	Other Assets in Excess of Liabilities — 0.2%	2,309

	NET ASSETS — 100.0%	$1,213,860

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
182	E-mini S&P 500	12/16/16	USD	$19,660	$328

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$240,222
Aggregate gross unrealized depreciation	(30,978)

Net unrealized appreciation/depreciation	$209,244

Federal income tax cost of investments	$1,002,307

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,211,551	$—	$—	$1,211,551

Appreciation in Other Financial Instruments
Futures Contracts	$328	$—	$—	$328

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.4%
	Consumer Discretionary — 18.1%
	Auto Components — 0.3%
235	BorgWarner, Inc.	8,278

	Automobiles — 0.2%
27	Tesla Motors, Inc. (a)	5,448

	Distributors — 1.1%
119	Genuine Parts Co.	11,978
402	LKQ Corp. (a)	14,248

		26,226

	Hotels, Restaurants & Leisure — 2.6%
358	Aramark	13,595
1,595	Hilton Worldwide Holdings, Inc.	36,568
79	Marriott International, Inc., Class A	5,333
277	Norwegian Cruise Line Holdings Ltd. (a)	10,435

		65,931

	Household Durables — 3.0%
274	Mohawk Industries, Inc. (a)	54,886
358	Newell Brands, Inc.	18,868

		73,754

	Internet & Direct Marketing Retail — 1.2%
149	Expedia, Inc.	17,393
78	Netflix, Inc. (a)	7,637
145	Wayfair, Inc., Class A (a)	5,701

		30,731

	Media — 1.2%
163	CBS Corp. (Non-Voting), Class B	8,898
236	DISH Network Corp., Class A (a)	12,951
313	TEGNA, Inc.	6,841
118	Time, Inc.	1,704

		30,394

	Multiline Retail — 2.0%
311	Dollar General Corp.	21,746
370	Kohl’s Corp.	16,179
234	Nordstrom, Inc.	12,149

		50,074

	Specialty Retail — 5.1%
16	AutoZone, Inc. (a)	12,079
245	Bed Bath & Beyond, Inc.	10,578
235	Best Buy Co., Inc.	8,980
473	Gap, Inc. (The)	10,516
85	O’Reilly Automotive, Inc. (a)	23,837
373	Ross Stores, Inc.	23,952
295	Sally Beauty Holdings, Inc. (a)	7,586
181	Tiffany & Co.	13,140
65	Tractor Supply Co.	4,378
56	Ulta Salon Cosmetics & Fragrance, Inc. (a)	13,208

		128,254

	Textiles, Apparel & Luxury Goods — 1.4%
420	Gildan Activewear, Inc., (Canada)	11,736
119	PVH Corp.	13,182
192	V.F. Corp.	10,769

		35,687

	Total Consumer Discretionary	454,777

	Consumer Staples — 5.1%
	Beverages — 1.3%
69	Constellation Brands, Inc., Class A	11,500
163	Dr. Pepper Snapple Group, Inc.	14,891
44	Monster Beverage Corp. (a)	6,430

		32,821

	Food & Staples Retailing — 1.5%
104	Casey’s General Stores, Inc.	12,460
488	Kroger Co. (The)	14,485
468	Rite Aid Corp. (a)	3,599
296	Sprouts Farmers Market, Inc. (a)	6,108

		36,652

	Food Products — 1.0%
98	TreeHouse Foods, Inc. (a)	8,521
217	Tyson Foods, Inc., Class A	16,211

		24,732

	Household Products — 0.2%
120	Energizer Holdings, Inc.	6,002

	Personal Products — 1.1%
691	Coty, Inc., Class A (a)	16,231
142	Edgewell Personal Care Co. (a)	11,260

		27,491

	Total Consumer Staples	127,698

	Energy — 3.9%
	Oil, Gas & Consumable Fuels — 3.9%
158	Concho Resources, Inc. (a)	21,674
495	Energen Corp.	28,555
359	EQT Corp.	26,075
426	PBF Energy, Inc., Class A	9,652
184	Range Resources Corp.	7,111
380	Southwestern Energy Co. (a)	5,256

	Total Energy	98,323

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Financials — 14.4%
	Banks — 4.5%
420	Citizens Financial Group, Inc.	10,386
279	East West Bancorp, Inc.	10,242
830	Fifth Third Bancorp	16,983
139	First Republic Bank	10,704
609	Huntington Bancshares, Inc.	6,008
216	Investors Bancorp, Inc.	2,592
170	M&T Bank Corp.	19,761
132	Signature Bank (a)	15,576
399	SunTrust Banks, Inc.	17,477
128	Zions Bancorporation	3,973

		113,702

	Capital Markets — 5.5%
113	Affiliated Managers Group, Inc. (a)	16,308
73	Ameriprise Financial, Inc.	7,267
407	Invesco Ltd.	12,715
231	Lazard Ltd., (Bermuda), Class A	8,403
96	Legg Mason, Inc.	3,204
172	Nasdaq, Inc.	11,644
160	Northern Trust Corp.	10,864
238	Oaktree Capital Group LLC	10,087
176	Raymond James Financial, Inc.	10,222
166	S&P Global, Inc.	20,946
183	T. Rowe Price Group, Inc.	12,185
404	TD Ameritrade Holding Corp.	14,247

		138,092

	Consumer Finance — 0.3%
395	Ally Financial, Inc.	7,698

	Insurance — 4.1%
13	Alleghany Corp. (a)	6,618
50	Chubb Ltd., (Switzerland)	6,239
346	Hartford Financial Services Group, Inc. (The)	14,824
522	Loews Corp.	21,471
260	Marsh & McLennan Cos., Inc.	17,480
181	Progressive Corp. (The)	5,702
355	Unum Group	12,545
86	W.R. Berkley Corp.	4,951
393	XL Group Ltd., (Bermuda)	13,209

		103,039

	Total Financials	362,531

	Health Care — 10.3%
	Biotechnology — 1.8%
125	ACADIA Pharmaceuticals, Inc. (a)	3,979
157	BioMarin Pharmaceutical, Inc. (a)	14,498
44	Incyte Corp. (a)	4,149
57	Intercept Pharmaceuticals, Inc. (a)	9,431
132	Kite Pharma, Inc. (a)	7,390
83	Vertex Pharmaceuticals, Inc. (a)	7,273

		46,720

	Health Care Equipment & Supplies — 1.3%
230	Dentsply Sirona, Inc.	13,677
97	Edwards Lifesciences Corp. (a)	11,670
11	Intuitive Surgical, Inc. (a)	8,263

		33,610

	Health Care Providers & Services — 4.8%
338	Acadia Healthcare Co., Inc. (a)	16,763
169	AmerisourceBergen Corp.	13,630
190	Centene Corp. (a)	12,749
78	Cigna Corp.	10,137
592	Envision Healthcare Holdings, Inc. (a)	13,173
65	Henry Schein, Inc. (a)	10,646
141	Humana, Inc.	24,879
264	Premier, Inc., Class A (a)	8,521
81	Universal Health Services, Inc., Class B	10,024

		120,522

	Health Care Technology — 0.6%
319	Inovalon Holdings, Inc., Class A (a)	4,693
237	Veeva Systems, Inc., Class A (a)	9,800

		14,493

	Life Sciences Tools & Services — 1.4%
147	Illumina, Inc. (a)	26,664
299	Patheon N.V., (Netherlands) (a)	8,862

		35,526

	Pharmaceuticals — 0.4%
77	Jazz Pharmaceuticals plc, (Ireland) (a)	9,391

	Total Health Care	260,262

	Industrials — 12.9%
	Aerospace & Defense — 0.2%
71	HEICO Corp., Class A	4,308

	Airlines — 0.5%
338	Southwest Airlines Co.	13,141

	Building Products — 2.1%
493	Fortune Brands Home & Security, Inc.	28,667
159	Lennox International, Inc.	24,999

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Building Products — continued

		53,666

	Commercial Services & Supplies — 1.2%
386	Waste Connections, Inc., (Canada)	28,812

	Electrical Equipment — 2.3%
86	Acuity Brands, Inc.	22,676
275	AMETEK, Inc.	13,124
128	Hubbell, Inc.	13,758
156	Regal Beloit Corp.	9,288

		58,846

	Industrial Conglomerates — 1.0%
243	Carlisle Cos., Inc.	24,914

	Machinery — 3.0%
154	IDEX Corp.	14,453
133	Middleby Corp. (The) (a)	16,442
381	Rexnord Corp. (a)	8,166
85	Snap-on, Inc.	12,979
103	Stanley Black & Decker, Inc.	12,716
101	WABCO Holdings, Inc. (a)	11,410

		76,166

	Professional Services — 0.7%
126	Equifax, Inc.	16,970

	Road & Rail — 0.4%
140	Old Dominion Freight Line, Inc. (a)	9,592

	Trading Companies & Distributors — 1.5%
442	HD Supply Holdings, Inc. (a)	14,142
182	MSC Industrial Direct Co., Inc., Class A	13,326
75	Watsco, Inc.	10,546

		38,014

	Total Industrials	324,429

	Information Technology — 18.1%
	Communications Equipment — 2.2%
135	Arista Networks, Inc. (a)	11,469
322	CommScope Holding Co., Inc. (a)	9,702
189	Harris Corp.	17,277
105	Palo Alto Networks, Inc. (a)	16,787

		55,235

	Electronic Equipment, Instruments & Components — 3.6%
598	Amphenol Corp., Class A	38,793
268	Arrow Electronics, Inc. (a)	17,146
214	CDW Corp.	9,804
590	Corning, Inc.	13,963
336	Keysight Technologies, Inc. (a)	10,656

		90,362

	Internet Software & Services — 1.3%
61	CoStar Group, Inc. (a)	13,252
428	GoDaddy, Inc., Class A (a)	14,775
256	Match Group, Inc. (a)	4,563

		32,590

	IT Services — 2.7%
169	Gartner, Inc. (a)	14,921
103	Global Payments, Inc.	7,922
182	Jack Henry & Associates, Inc.	15,534
334	Sabre Corp.	9,418
388	Vantiv, Inc., Class A (a)	21,804

		69,599

	Semiconductors & Semiconductor Equipment — 3.6%
122	Analog Devices, Inc.	7,863
394	Applied Materials, Inc.	11,873
53	Broadcom Ltd., (Singapore)	9,143
162	Cavium, Inc. (a)	9,423
124	KLA-Tencor Corp.	8,637
126	Lam Research Corp.	11,896
265	NVIDIA Corp.	18,178
128	NXP Semiconductors N.V., (Netherlands) (a)	13,078

		90,091

	Software — 4.7%
243	Atlassian Corp. plc, (Australia), Class A (a)	7,292
374	Electronic Arts, Inc. (a)	31,931
149	Guidewire Software, Inc. (a)	8,913
121	Mobileye N.V., (Israel) (a)	5,168
210	ServiceNow, Inc. (a)	16,614
197	Splunk, Inc. (a)	11,548
332	Synopsys, Inc. (a)	19,676
82	Tableau Software, Inc., Class A (a)	4,527
131	Workday, Inc., Class A (a)	12,011

		117,680

	Total Information Technology	455,557

	Materials — 3.6%
	Chemicals — 0.7%
64	Sherwin-Williams Co. (The)	17,613

	Construction Materials — 1.1%
145	Eagle Materials, Inc.	11,208
132	Vulcan Materials Co.	15,024

		26,232

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — 1.8%
175	Ball Corp.	14,305
254	Silgan Holdings, Inc.	12,843
396	WestRock Co.	19,203

		46,351

	Total Materials	90,196

	Real Estate — 5.4%
	Equity Real Estate Investment Trusts (REITs) — 4.8%
128	American Campus Communities, Inc.	6,516
246	American Homes 4 Rent, Class A	5,317
67	AvalonBay Communities, Inc.	11,996
88	Boston Properties, Inc.	12,024
386	Brixmor Property Group, Inc.	10,726
29	Essex Property Trust, Inc.	6,445
160	General Growth Properties, Inc.	4,422
78	HCP, Inc.	2,971
392	Kimco Realty Corp.	11,343
313	Outfront Media, Inc.	7,393
295	Rayonier, Inc.	7,822
97	Regency Centers Corp.	7,497
133	Vornado Realty Trust	13,509
264	Weyerhaeuser Co.	8,436
76	WP Carey, Inc.	4,931

		121,348

	Real Estate Management & Development — 0.6%
524	CBRE Group, Inc., Class A (a)	14,661

	Total Real Estate	136,009

	Utilities — 4.6%
	Electric Utilities — 1.7%
221	Edison International	15,991
198	Westar Energy, Inc.	11,252
405	Xcel Energy, Inc.	16,661

		43,904

	Gas Utilities — 0.5%
221	National Fuel Gas Co.	11,936

	Multi-Utilities — 2.4%
677	CenterPoint Energy, Inc.	15,736
363	CMS Energy Corp.	15,232
141	Sempra Energy	15,145
232	WEC Energy Group, Inc.	13,867

		59,980

	Total Utilities	115,820

	Total Common Stocks (Cost $1,821,947)	2,425,602

Short-Term Investment — 3.4%
	Investment Company — 3.4%
84,438	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $84,438)	84,438

	Total Investments — 99.8% (Cost $1,906,385)	2,510,040
	Other Assets in Excess of Liabilities — 0.2%	5,892

	NET ASSETS — 100.0%	$2,515,932

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$645,384
Aggregate gross unrealized depreciation	(41,729)

Net unrealized appreciation/depreciation	$603,655

Federal income tax cost of investments	$1,906,385

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,510,040	$—	$—	$2,510,040

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
	Consumer Discretionary — 9.1%
	Auto Components — 2.6%
49	American Axle & Manufacturing Holdings, Inc. (a)	843
42	Cooper Tire & Rubber Co.	1,582
16	Cooper-Standard Holding, Inc. (a)	1,620
4	Dana Holding Corp.	55
17	Horizon Global Corp. (a)	330
2	Stoneridge, Inc. (a)	38
5	Tower International, Inc.	124

		4,592

	Diversified Consumer Services — 0.2%
2	Capella Education Co.	106
21	K12, Inc. (a)	308

		414

	Hotels, Restaurants & Leisure — 1.3%
97	Bloomin’ Brands, Inc.	1,670
19	Carrols Restaurant Group, Inc. (a)	254
4	DineEquity, Inc.	293
4	Isle of Capri Casinos, Inc. (a)	89

		2,306

	Household Durables — 1.0%
14	Helen of Troy Ltd. (a)	1,223
3	Libbey, Inc.	47
20	Lifetime Brands, Inc.	266
2	NACCO Industries, Inc., Class A	131

		1,667

	Internet & Direct Marketing Retail — 0.3%
20	Liberty TripAdvisor Holdings, Inc., Class A (a)	441

	Leisure Products — 0.2%
14	Nautilus, Inc. (a)	308

	Media — 0.5%
7	Gray Television, Inc. (a)	77
3	Nexstar Broadcasting Group, Inc., Class A	192
23	Sinclair Broadcast Group, Inc., Class A	664

		933

	Specialty Retail — 2.9%
5	Abercrombie & Fitch Co., Class A	84
1	At Home Group, Inc. (a)	21
28	Caleres, Inc.	700
24	Cato Corp. (The), Class A	806
18	Children’s Place, Inc. (The)	1,438
19	Express, Inc. (a)	220
193	Office Depot, Inc.	691
68	Pier 1 Imports, Inc.	289
56	Rent-A-Center, Inc.	703
14	Tilly’s, Inc., Class A (a)	130

		5,082

	Textiles, Apparel & Luxury Goods — 0.1%
9	Perry Ellis International, Inc. (a)	179

	Total Consumer Discretionary	15,922

	Consumer Staples — 2.5%
	Food & Staples Retailing — 1.0%
38	SpartanNash Co.	1,110
39	SUPERVALU, Inc. (a)	195
11	US Foods Holding Corp. (a)	257
3	Village Super Market, Inc., Class A	99

		1,661

	Food Products — 1.3%
25	Dean Foods Co.	415
28	Pilgrim’s Pride Corp.	595
4	Pinnacle Foods, Inc.	192
6	Post Holdings, Inc. (a)	471
3	Sanderson Farms, Inc.	318
2	TreeHouse Foods, Inc. (a)	209

		2,200

	Household Products — 0.1%
11	Central Garden & Pet Co., Class A (a)	260

	Personal Products — 0.1%
4	elf Beauty, Inc. (a)	99
1	USANA Health Sciences, Inc. (a)	109

		208

	Total Consumer Staples	4,329

	Energy — 3.0%
	Energy Equipment & Services — 1.4%
31	Archrock, Inc.	411
61	Atwood Oceanics, Inc.	532
25	Helix Energy Solutions Group, Inc. (a)	206
14	Matrix Service Co. (a)	259
7	PHI, Inc. (a)	120
3	Pioneer Energy Services Corp. (a)	12
36	RigNet, Inc. (a)	546
49	Seadrill Ltd., (United Kingdom) (a)	117
13	Superior Energy Services, Inc.	234

		2,437

	Oil, Gas & Consumable Fuels — 1.6%
30	Bill Barrett Corp. (a)	165
8	Callon Petroleum Co. (a)	122
6	Carrizo Oil & Gas, Inc. (a)	251
36	Delek U.S. Holdings, Inc.	628
113	Denbury Resources, Inc. (a)	366

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
78	Eclipse Resources Corp. (a)	255
72	EP Energy Corp., Class A (a)	314
8	Green Plains, Inc.	211
28	Renewable Energy Group, Inc. (a)	235
1	REX American Resources Corp. (a)	52
3	World Fuel Services Corp.	136

		2,735

	Total Energy	5,172

	Financials — 16.5%
	Banks — 9.1%
15	Banc of California, Inc.	270
8	Cathay General Bancorp	247
2	Community Trust Bancorp, Inc.	64
3	CU Bancorp (a)	75
13	Customers Bancorp, Inc. (a)	323
42	East West Bancorp, Inc.	1,544
32	Fidelity Southern Corp.	593
5	Financial Institutions, Inc.	135
150	First BanCorp, (Puerto Rico) (a)	779
5	First Business Financial Services, Inc.	115
23	First Commonwealth Financial Corp.	233
6	First Community Bancshares, Inc.	146
5	First Financial Bancorp	111
8	First Hawaiian, Inc. (a)	204
5	First Merchants Corp.	123
5	Franklin Financial Network, Inc. (a)	198
51	Fulton Financial Corp.	743
34	Hanmi Financial Corp.	890
14	Hilltop Holdings, Inc. (a)	311
61	Hope Bancorp, Inc.	1,052
130	Huntington Bancshares, Inc.	1,278
1	IBERIABANK Corp.	89
4	MainSource Financial Group, Inc.	106
3	NBT Bancorp, Inc.	100
25	PacWest Bancorp	1,066
42	Popular, Inc., (Puerto Rico)	1,601
11	Preferred Bank	381
2	Premier Financial Bancorp, Inc.	34
5	PrivateBancorp, Inc.	241
3	Sierra Bancorp	53
4	Southern National Bancorp of Virginia, Inc.	54
2	Stonegate Bank	71
2	SVB Financial Group (a)	177
115	TCF Financial Corp.	1,667
2	Towne Bank	53
16	TriCo Bancshares	422
15	TriState Capital Holdings, Inc. (a)	245
6	Triumph Bancorp, Inc. (a)	123

		15,917

	Capital Markets — 1.1%
67	BGC Partners, Inc., Class A	585
3	Evercore Partners, Inc., Class A	162
5	Houlihan Lokey, Inc.	126
14	INTL. FCStone, Inc. (a)	562
1	MarketAxess Holdings, Inc.	199
4	Piper Jaffray Cos. (a)	199
1	Stifel Financial Corp. (a)	55

		1,888

	Consumer Finance — 1.4%
71	EZCORP, Inc., Class A (a)	790
35	FirstCash, Inc.	1,638

		2,428

	Diversified Financial Services — 0.1%
12	FNFV Group (a)	150

	Insurance — 2.4%
37	American Equity Investment Life Holding Co.	658
7	Aspen Insurance Holdings Ltd., (Bermuda)	348
51	CNO Financial Group, Inc.	785
11	First American Financial Corp.	444
6	HCI Group, Inc.	190
2	Horace Mann Educators Corp.	64
2	Kinsale Capital Group, Inc.	44
5	Maiden Holdings Ltd., (Bermuda)	64
3	National General Holdings Corp.	77
4	Selective Insurance Group, Inc.	145
21	Stewart Information Services Corp.	924
4	United Fire Group, Inc.	173
11	Universal Insurance Holdings, Inc.	274
1	Validus Holdings Ltd., (Bermuda)	67

		4,257

	Mortgage Real Estate Investment Trusts (REITs) — 0.7%
34	Capstead Mortgage Corp.	320
58	Redwood Trust, Inc.	827

		1,147

	Thrifts & Mortgage Finance — 1.7%
7	Dime Community Bancshares, Inc.	119
37	Flagstar Bancorp, Inc. (a)	1,020
42	HomeStreet, Inc. (a)	1,043
7	Meta Financial Group, Inc.	448
9	PennyMac Financial Services, Inc., Class A (a)	148

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thrifts & Mortgage Finance — continued
9	Walker & Dunlop, Inc. (a)	221
2	Washington Federal, Inc.	48

		3,047

	Total Financials	28,834

	Health Care — 14.4%
	Biotechnology — 5.6%
8	Acceleron Pharma, Inc. (a)	282
14	Achillion Pharmaceuticals, Inc. (a)	112
11	Acorda Therapeutics, Inc. (a)	232
6	Adamas Pharmaceuticals, Inc. (a)	90
10	Aduro Biotech, Inc. (a)	129
1	Adverum Biotechnologies, Inc. (a)	5
2	Agios Pharmaceuticals, Inc. (a)	90
11	AMAG Pharmaceuticals, Inc. (a)	272
19	Amicus Therapeutics, Inc. (a)	144
11	Audentes Therapeutics, Inc. (a)	189
7	Bellicum Pharmaceuticals, Inc. (a)	141
8	Bluebird Bio, Inc. (a)	515
13	Blueprint Medicines Corp. (a)	395
19	Cara Therapeutics, Inc. (a)	155
40	Celldex Therapeutics, Inc. (a)	162
8	Clovis Oncology, Inc. (a)	299
7	Coherus Biosciences, Inc. (a)	198
9	Corvus Pharmaceuticals, Inc. (a)	151
4	Dimension Therapeutics, Inc. (a)	30
15	Dynavax Technologies Corp. (a)	155
22	Epizyme, Inc. (a)	219
8	Esperion Therapeutics, Inc. (a)	109
12	Exelixis, Inc. (a)	157
7	FibroGen, Inc. (a)	151
1	Five Prime Therapeutics, Inc. (a)	31
8	Global Blood Therapeutics, Inc. (a)	180
6	Immune Design Corp. (a)	42
20	Insmed, Inc. (a)	286
20	Karyopharm Therapeutics, Inc. (a)	193
1	Loxo Oncology, Inc. (a)	24
9	MacroGenics, Inc. (a)	263
9	Neurocrine Biosciences, Inc. (a)	466
5	Ophthotech Corp. (a)	221
6	Puma Biotechnology, Inc. (a)	369
3	Radius Health, Inc. (a)	173
7	Sage Therapeutics, Inc. (a)	341
8	Sarepta Therapeutics, Inc. (a)	461
16	Selecta Biosciences, Inc. (a)	234
3	Seres Therapeutics, Inc. (a)	37
5	Spark Therapeutics, Inc. (a)	306
55	Synergy Pharmaceuticals, Inc. (a)	302
15	Syros Pharmaceuticals, Inc. (a)	203
2	TESARO, Inc. (a)	180
6	Ultragenyx Pharmaceutical, Inc. (a)	397
10	Vanda Pharmaceuticals, Inc. (a)	170
11	Voyager Therapeutics, Inc. (a)	129
13	Xencor, Inc. (a)	313

		9,703

	Health Care Equipment & Supplies — 3.6%
12	AngioDynamics, Inc. (a)	216
8	Cynosure, Inc., Class A (a)	430
26	Glaukos Corp. (a)	981
3	ICU Medical, Inc. (a)	411
15	Inogen, Inc. (a)	926
26	Masimo Corp. (a)	1,523
12	NuVasive, Inc. (a)	800
22	OraSure Technologies, Inc. (a)	178
9	Orthofix International N.V. (a)	372
1	Penumbra, Inc. (a)	95
5	West Pharmaceutical Services, Inc.	402

		6,334

	Health Care Providers & Services — 3.4%
8	American Renal Associates Holdings, Inc. (a)	139
2	Amsurg Corp. (a)	151
2	BioTelemetry, Inc. (a)	45
95	Cross Country Healthcare, Inc. (a)	1,121
64	Healthways, Inc. (a)	1,685
28	Kindred Healthcare, Inc.	285
21	Molina Healthcare, Inc. (a)	1,244
10	Owens & Minor, Inc.	359
14	PharMerica Corp. (a)	398
2	Surgical Care Affiliates, Inc. (a)	111
4	WellCare Health Plans, Inc. (a)	417

		5,955

	Health Care Technology — 0.4%
34	HMS Holdings Corp. (a)	749

	Life Sciences Tools & Services — 0.2%
3	Cambrex Corp. (a)	148
5	Medpace Holdings, Inc. (a)	161

		309

	Pharmaceuticals — 1.2%
9	Amphastar Pharmaceuticals, Inc. (a)	161
7	Cempra, Inc. (a)	169
6	Flex Pharma, Inc. (a)	71
28	Horizon Pharma plc (a)	513
23	Lipocine, Inc. (a)	102
7	Medicines Co. (The) (a)	249
8	Pacira Pharmaceuticals, Inc. (a)	260

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
7	Reata Pharmaceuticals, Inc., Class A (a)	193
9	Revance Therapeutics, Inc. (a)	149
5	Theravance Biopharma, Inc., (Cayman Islands) (a)	185

		2,052

	Total Health Care	25,102

	Industrials — 17.7%
	Aerospace & Defense — 1.3%
16	AAR Corp.	512
13	Engility Holdings, Inc. (a)	408
6	HEICO Corp., Class A	357
3	Moog, Inc., Class A (a)	191
53	Vectrus, Inc. (a)	805

		2,273

	Air Freight & Logistics — 0.3%
8	Atlas Air Worldwide Holdings, Inc. (a)	345
4	Park-Ohio Holdings Corp.	136

		481

	Airlines — 1.1%
10	Hawaiian Holdings, Inc. (a)	495
55	SkyWest, Inc.	1,461

		1,956

	Building Products — 1.0%
3	American Woodmark Corp. (a)	208
24	NCI Building Systems, Inc. (a)	346
12	Universal Forest Products, Inc.	1,201

		1,755

	Commercial Services & Supplies — 3.3%
14	ABM Industries, Inc.	563
146	ACCO Brands Corp. (a)	1,406
26	Essendant, Inc.	542
3	Herman Miller, Inc.	74
16	Interface, Inc.	274
12	Kimball International, Inc., Class B	156
64	Quad/Graphics, Inc.	1,706
30	Steelcase, Inc., Class A	419
4	Viad Corp.	141
2	VSE Corp.	55
16	West Corp.	345

		5,681

	Construction & Engineering — 1.3%
15	EMCOR Group, Inc.	882
27	HC2 Holdings, Inc. (a)	147
33	MasTec, Inc. (a)	966
6	Orion Group Holdings, Inc. (a)	38
13	Tutor Perini Corp. (a)	280

		2,313

	Electrical Equipment — 1.5%
7	EnerSys	507
109	General Cable Corp.	1,631
8	Powell Industries, Inc.	309
3	Regal Beloit Corp.	198

		2,645

	Machinery — 3.5%
6	Barnes Group, Inc.	237
5	Columbus McKinnon Corp.	89
16	Federal Signal Corp.	210
56	Global Brass & Copper Holdings, Inc.	1,613
5	Greenbrier Cos., Inc. (The)	185
2	Hurco Cos., Inc.	57
4	Hyster-Yale Materials Handling, Inc.	235
10	Joy Global, Inc.	264
7	Kadant, Inc.	390
3	Kennametal, Inc.	93
106	Meritor, Inc. (a)	1,178
1	Standex International Corp.	115
10	TriMas Corp. (a)	182
84	Wabash National Corp. (a)	1,194

		6,042

	Marine — 0.0% (g)
2	Matson, Inc.	66

	Professional Services — 3.2%
59	Acacia Research Corp.	387
35	Barrett Business Services, Inc.	1,732
5	CRA International, Inc. (a)	127
18	Insperity, Inc.	1,314
2	Kelly Services, Inc., Class A	37
39	TriNet Group, Inc. (a)	837
32	TrueBlue, Inc. (a)	721
8	WageWorks, Inc. (a)	457

		5,612

	Road & Rail — 0.9%
55	ArcBest Corp.	1,042
3	Universal Logistics Holdings, Inc.	34
38	YRC Worldwide, Inc. (a)	464

		1,540

	Trading Companies & Distributors — 0.3%
9	Applied Industrial Technologies, Inc.	398
3	SiteOne Landscape Supply, Inc. (a)	104

		502

	Total Industrials	30,866

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Information Technology — 18.7%
	Communications Equipment — 0.9%
4	Bel Fuse, Inc., Class B	86
41	EMCORE Corp.	232
276	Extreme Networks, Inc. (a)	1,239

		1,557

	Electronic Equipment, Instruments & Components — 3.3%
34	Benchmark Electronics, Inc. (a)	855
47	Insight Enterprises, Inc. (a)	1,538
29	Kimball Electronics, Inc. (a)	399
2	Littelfuse, Inc.	319
8	Methode Electronics, Inc.	296
69	Sanmina Corp. (a)	1,964
5	Tech Data Corp. (a)	425

		5,796

	Internet Software & Services — 2.9%
9	Carbonite, Inc. (a)	144
9	Cornerstone OnDemand, Inc. (a)	411
55	Everyday Health, Inc. (a)	420
32	Five9, Inc. (a)	497
31	Nutanix, Inc. (a)	1,132
3	Q2 Holdings, Inc. (a)	87
155	RetailMeNot, Inc. (a)	1,530
8	Trade Desk, Inc. (The), Class A (a)	231
6	Web.com Group, Inc. (a)	111
30	Xactly Corp. (a)	448

		5,011

	IT Services — 2.8%
2	Blackhawk Network Holdings, Inc. (a)	56
11	Euronet Worldwide, Inc. (a)	912
2	EVERTEC, Inc., (Puerto Rico)	39
9	ExlService Holdings, Inc. (a)	441
48	Planet Payment, Inc. (a)	178
6	Science Applications International Corp.	386
14	Sykes Enterprises, Inc. (a)	400
112	Travelport Worldwide Ltd., (United Kingdom)	1,682
85	Unisys Corp. (a)	832

		4,926

	Semiconductors & Semiconductor Equipment — 4.6%
2	Acacia Communications, Inc. (a)	176
12	Advanced Energy Industries, Inc. (a)	574
81	Advanced Micro Devices, Inc. (a)	561
29	Alpha & Omega Semiconductor Ltd. (a)	639
29	Amkor Technology, Inc. (a)	286
18	Cirrus Logic, Inc. (a)	930
30	Cohu, Inc.	353
99	Cypress Semiconductor Corp.	1,206
15	First Solar, Inc. (a)	580
66	IXYS Corp.	798
5	Nanometrics, Inc. (a)	104
15	NeoPhotonics Corp. (a)	237
5	PDF Solutions, Inc. (a)	87
7	Rudolph Technologies, Inc. (a)	123
56	Sigma Designs, Inc. (a)	439
81	Ultra Clean Holdings, Inc. (a)	599
57	Xcerra Corp. (a)	345

		8,037

	Software — 4.2%
6	8x8, Inc. (a)	99
96	A10 Networks, Inc. (a)	1,021
20	AVG Technologies N.V., (Netherlands) (a)	505
4	Manhattan Associates, Inc. (a)	253
25	Pegasystems, Inc.	725
9	PTC, Inc. (a)	397
3	Qualys, Inc. (a)	118
9	Rapid7, Inc. (a)	153
43	RingCentral, Inc., Class A (a)	1,010
47	Take-Two Interactive Software, Inc. (a)	2,125
31	TiVo Corp. (a)	613
5	VASCO Data Security International, Inc. (a)	79
8	Zendesk, Inc. (a)	255

		7,353

	Total Information Technology	32,680

	Materials — 4.3%
	Chemicals — 2.3%
3	FutureFuel Corp.	36
18	Innophos Holdings, Inc.	703
1	Innospec, Inc.	76
13	Minerals Technologies, Inc.	899
14	OMNOVA Solutions, Inc. (a)	122
34	Trinseo S.A.	1,946
10	Valvoline, Inc. (a)	230

		4,012

	Containers & Packaging — 0.7%
3	AEP Industries, Inc.	350
10	Berry Plastics Group, Inc. (a)	421
36	Graphic Packaging Holding Co.	500

		1,271

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — 0.7%
56	AK Steel Holding Corp. (a)	270
20	Commercial Metals Co.	322
35	Ryerson Holding Corp. (a)	392
4	Worthington Industries, Inc.	209

		1,193

	Paper & Forest Products — 0.6%
14	Boise Cascade Co. (a)	345
20	Schweitzer-Mauduit International, Inc.	762

		1,107

	Total Materials	7,583

	Real Estate — 7.4%
	Equity Real Estate Investment Trusts (REITs) — 7.4%
1	Agree Realty Corp.	64
12	American Assets Trust, Inc.	522
5	American Campus Communities, Inc.	233
10	Armada Hoffler Properties, Inc.	131
105	Ashford Hospitality Trust, Inc.	619
20	Bluerock Residential Growth REIT, Inc.	258
9	Chatham Lodging Trust	177
8	Chesapeake Lodging Trust	185
9	CoreSite Realty Corp.	649
23	Cousins Properties, Inc.	242
10	CubeSmart	267
3	CyrusOne, Inc.	119
8	DCT Industrial Trust, Inc.	412
10	DDR Corp.	170
16	DiamondRock Hospitality Co.	150
9	DuPont Fabros Technology, Inc.	375
6	Easterly Government Properties, Inc.	109
8	Education Realty Trust, Inc.	347
4	EPR Properties	315
3	Equity One, Inc.	80
44	First Industrial Realty Trust, Inc.	1,229
3	Franklin Street Properties Corp.	40
5	Government Properties Income Trust	123
29	Gramercy Property Trust	282
7	Highwoods Properties, Inc.	381
6	Hudson Pacific Properties, Inc.	194
8	InfraREIT, Inc.	152
1	Life Storage, Inc.	53
13	LTC Properties, Inc.	697
22	New Senior Investment Group, Inc.	253
3	Parkway Properties, Inc.	55
2	PS Business Parks, Inc.	204
	Equity Real Estate Investment Trusts (REITs) — continued
9	RAIT Financial Trust	31
3	Ramco-Gershenson Properties Trust	54
55	Retail Opportunity Investments Corp.	1,210
23	Rexford Industrial Realty, Inc.	515
22	RLJ Lodging Trust	452
49	Summit Hotel Properties, Inc.	645
3	Sun Communities, Inc.	204
38	Sunstone Hotel Investors, Inc.	488
23	Xenia Hotels & Resorts, Inc.	348

	Total Real Estate	13,034

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
7	IDT Corp., Class B	126
65	Inteliquent, Inc.	1,047

	Total Telecommunication Services	1,173

	Utilities — 3.5%
	Electric Utilities — 1.8%
2	El Paso Electric Co.	74
7	IDACORP, Inc.	519
3	MGE Energy, Inc.	190
38	Portland General Electric Co.	1,600
20	Spark Energy, Inc., Class A	573
2	Westar Energy, Inc.	128

		3,084

	Gas Utilities — 0.4%
14	New Jersey Resources Corp.	452
3	Southwest Gas Corp.	223

		675

	Independent Power & Renewable Electricity Producers — 1.2%
14	Atlantic Power Corp.	34
16	Dynegy, Inc. (a)	196
121	Talen Energy Corp. (a)	1,676
66	TerraForm Global, Inc., Class A	271

		2,177

	Water Utilities — 0.1%
2	American States Water Co.	82
2	Consolidated Water Co., Ltd., (Cayman Islands)	28

		110

	Total Utilities	6,046

	Total Common Stocks (Cost $128,877)	170,741

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands, except number of Futures contracts)

NUMBER OF WARRANTS SECURITY DESCRIPTION		VALUE($)
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
2	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 2.5%
	Investment Company — 2.5%
4,448	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $4,448)	4,448

	Total Investments — 100.3% (Cost $133,325)	175,189
	Liabilities in Excess of Other Assets — (0.3)%	(449)

	NET ASSETS — 100.0%	$174,740

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
31	E-mini Russell 2000	12/16/16	USD	3,870	118

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

USD	–	United States Dollar
(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	–	Amount rounds to less than 0.05%.
(l)	–	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,670
Aggregate gross unrealized depreciation	(5,806)

Net unrealized appreciation/depreciation	$41,864

Federal income tax cost of investments	$133,325

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$175,189	$—	$—	(b)	$175,189

Appreciation in Other Financial Instruments
Futures Contracts	$118	$—	$—		$118

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero

There were no significant transfers between level 1 and level 2 during the period ended September 30, 2016.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.8%
	Consumer Discretionary — 14.0%
	Auto Components — 0.9%
415	Drew Industries, Inc.	40,657

	Distributors — 1.6%
760	Pool Corp.	71,851

	Diversified Consumer Services — 1.1%
1,391	ServiceMaster Global Holdings, Inc. (a)	46,850

	Hotels, Restaurants & Leisure — 3.8%
1,373	Brinker International, Inc.	69,230
611	Monarch Casino & Resort, Inc. (a)	15,369
666	Papa John’s International, Inc.	52,482
1,277	Zoe’s Kitchen, Inc. (a)	28,346

		165,427

	Leisure Products — 1.6%
1,105	Brunswick Corp.	53,908
1,013	Malibu Boats, Inc., Class A (a)	15,089

		68,997

	Media — 2.3%
1,383	Cinemark Holdings, Inc.	52,954
2,983	E.W. Scripps Co. (The), Class A (a)	47,433

		100,387

	Specialty Retail — 1.9%
2,132	American Eagle Outfitters, Inc.	38,077
4,034	Chico’s FAS, Inc.	48,007

		86,084

	Textiles, Apparel & Luxury Goods — 0.8%
4,103	Crocs, Inc. (a)	34,053

	Total Consumer Discretionary	614,306

	Consumer Staples — 4.3%
	Food & Staples Retailing — 1.0%
1,746	Performance Food Group Co. (a)	43,289

	Food Products — 1.0%
688	AdvancePierre Foods Holdings, Inc.	18,953
213	J&J Snack Foods Corp.	25,317

		44,270

	Household Products — 2.3%
730	Spectrum Brands Holdings, Inc.	100,557

	Total Consumer Staples	188,116

	Energy — 3.7%
	Energy Equipment & Services — 2.3%
447	Dril-Quip, Inc. (a)	24,927
3,465	Patterson-UTI Energy, Inc.	77,523

		102,450

	Oil, Gas & Consumable Fuels — 1.4%
178	Cimarex Energy Co.	23,915
5,510	Synergy Resources Corp. (a)	38,185

		62,100

	Total Energy	164,550

	Financials — 15.5%
	Banks — 9.4%
2,643	Associated Banc-Corp.	51,768
1,431	BankUnited, Inc.	43,209
530	Commerce Bancshares, Inc.	26,114
1,294	First Financial Bancorp	28,271
687	First Hawaiian, Inc. (a)	18,446
2,797	First Horizon National Corp.	42,605
372	First Republic Bank	28,720
1,079	Glacier Bancorp, Inc.	30,783
1,254	Great Western Bancorp, Inc.	41,790
588	IBERIABANK Corp.	39,442
1,888	Umpqua Holdings Corp.	28,415
960	Western Alliance Bancorp (a)	36,035

		415,598

	Capital Markets — 4.8%
879	Eaton Vance Corp.	34,308
179	FactSet Research Systems, Inc.	29,039
493	Greenhill & Co., Inc.	11,616
2,443	Janus Capital Group, Inc.	34,228
952	Lazard Ltd., (Bermuda), Class A	34,598
726	Moelis & Co., Class A	19,515
598	Morningstar, Inc.	47,388

		210,692

	Insurance — 1.3%
1,062	ProAssurance Corp.	55,747

	Total Financials	682,037

	Health Care — 12.9%
	Health Care Equipment & Supplies — 3.6%
211	ICU Medical, Inc. (a)	26,688
629	IDEXX Laboratories, Inc. (a)	70,866
844	West Pharmaceutical Services, Inc.	62,858

		160,412

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — 4.6%
613	Centene Corp. (a)	41,013
583	HealthEquity, Inc. (a)	22,067
1,549	HealthSouth Corp.	62,841
438	Magellan Health, Inc. (a)	23,555
440	WellCare Health Plans, Inc. (a)	51,501

		200,977

	Health Care Technology — 2.0%
784	Cotiviti Holdings, Inc. (a)	26,277
861	Medidata Solutions, Inc. (a)	48,031
291	Press Ganey Holdings, Inc. (a)	11,737

		86,045

	Life Sciences Tools & Services — 1.4%
913	Patheon N.V., (Netherlands) (a)	27,054
1,161	VWR Corp. (a)	32,929

		59,983

	Pharmaceuticals — 1.3%
2,233	Catalent, Inc. (a)	57,691

	Total Health Care	565,108

	Industrials — 18.8%
	Commercial Services & Supplies — 5.4%
1,526	Brady Corp., Class A	52,812
327	G&K Services, Inc., Class A	31,213
1,209	Herman Miller, Inc.	34,578
1,058	KAR Auction Services, Inc.	45,642
590	US Ecology, Inc.	26,468
625	Waste Connections, Inc., (Canada)	46,705

		237,418

	Electrical Equipment — 0.8%
1,009	Generac Holdings, Inc. (a)	36,637

	Machinery — 8.4%
1,956	Allison Transmission Holdings, Inc.	56,103
961	Altra Industrial Motion Corp.	27,837
996	Douglas Dynamics, Inc.	31,808
551	Lincoln Electric Holdings, Inc.	34,498
518	Proto Labs, Inc. (a)	31,029
676	RBC Bearings, Inc. (a)	51,701
1,316	Rexnord Corp. (a)	28,173
2,338	Toro Co. (The)	109,521

		370,670

	Road & Rail — 2.3%
1,590	Knight Transportation, Inc.	45,608
787	Landstar System, Inc.	53,552

		99,160

	Trading Companies & Distributors — 1.9%
866	Applied Industrial Technologies, Inc.	40,455
295	Watsco, Inc.	41,634

		82,089

	Total Industrials	825,974

	Information Technology — 10.0%
	Internet Software & Services — 2.3%
999	GrubHub, Inc. (a)	42,951
807	Instructure, Inc. (a)	20,481
1,260	Q2 Holdings, Inc. (a)	36,118

		99,550

	IT Services — 1.0%
1,141	CoreLogic, Inc. (a)	44,748

	Semiconductors & Semiconductor Equipment — 1.0%
782	Cabot Microelectronics Corp.	41,350

	Software — 5.7%
632	Aspen Technology, Inc. (a)	29,571
212	Blackbaud, Inc.	14,033
668	Guidewire Software, Inc. (a)	40,076
619	Imperva, Inc. (a)	33,258
91	MicroStrategy, Inc., Class A (a)	15,280
1,311	Monotype Imaging Holdings, Inc.	28,984
280	NetSuite, Inc. (a)	30,939
345	Splunk, Inc. (a)	20,246
229	Tyler Technologies, Inc. (a)	39,139

		251,526

	Total Information Technology	437,174

	Materials — 5.8%
	Chemicals — 1.2%
1,016	GCP Applied Technologies, Inc. (a)	28,772
205	Quaker Chemical Corp.	21,686

		50,458

	Containers & Packaging — 4.6%
1,220	AptarGroup, Inc.	94,469
1,108	Crown Holdings, Inc. (a)	63,250
882	Silgan Holdings, Inc.	44,619

		202,338

	Total Materials	252,796

	Real Estate — 6.2%
	Equity Real Estate Investment Trusts (REITs) — 4.4%
710	EastGroup Properties, Inc.	52,202

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
430	Mid-America Apartment Communities, Inc.	40,434
1,140	National Retail Properties, Inc.	57,961
2,071	RLJ Lodging Trust	43,544

		194,141

	Real Estate Management & Development — 1.8%
1,440	HFF, Inc., Class A	39,876
1,553	Realogy Holdings Corp.	40,159

		80,035

	Total Real Estate	274,176

	Utilities — 2.6%
	Electric Utilities — 1.4%
1,401	Portland General Electric Co.	59,660

	Multi-Utilities — 1.2%
924	NorthWestern Corp.	53,136

	Total Utilities	112,796

	Total Common Stocks (Cost $3,073,682)	4,117,033

Exchange Traded Fund — 1.0%
	U.S. Equity — 1.0%
337	iShares Russell 2000 ETF (Cost $42,059)	41,890

Short-Term Investment — 4.7%
	Investment Company — 4.7%
207,256	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $207,256)	207,256

	Total Investments — 99.5% (Cost $3,322,997)	4,366,179
	Other Assets in Excess of Liabilities — 0.5%	22,870

	NET ASSETS — 100.0%	$4,389,049

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange-Traded Fund

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,123,169
Aggregate gross unrealized depreciation	(79,987)

Net unrealized appreciation/depreciation	$1,043,182

Federal income tax cost of investments	$3,322,997

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,366,179	$—	$—	$4,366,179

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 45.5%
	International Equity — 18.4%
321,579	iShares Core MSCI EAFE ETF	17,731,866
160,040	iShares Core MSCI Emerging Markets ETF	7,299,424

	Total International Equity	25,031,290

	U.S. Equity — 27.1%
26,877	iShares Russell 2000 ETF	3,338,392
25,410	iShares Russell Mid-Cap ETF	4,429,471
145,796	Vanguard S&P 500 ETF	28,968,208

	Total U.S. Equity	36,736,071

	Total Exchange Traded Funds (Cost $56,276,215)	61,767,361

Investment Companies — 56.8% (b)
	Alternative Assets — 5.9%
553,816	JPMorgan Realty Income Fund, Class R6 Shares	8,019,252

	International Equity — 16.9%
296,863	JPMorgan Emerging Economies Fund, Class R6 Shares	3,488,135
142,198	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	3,219,361
364,520	JPMorgan International Equity Fund, Class R6 Shares	5,369,385
370,356	JPMorgan International Opportunities Fund, Class R6 Shares	5,347,937
282,622	JPMorgan Intrepid International Fund, Class R6 Shares	5,426,344

	Total International Equity	22,851,162

	Money Market — 3.5%
4,761,437	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	4,761,437

	U.S. Equity — 30.5%
598,386	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	9,538,276
205,987	JPMorgan Intrepid America Fund, Class R6 Shares	7,421,723
48,423	JPMorgan Mid Cap Equity Fund, Class R6 Shares	2,178,071
747,918	JPMorgan U.S. Equity Fund, Class R6 Shares	10,837,332
113,188	JPMorgan U.S. Small Company Fund, Class R6 Shares	1,915,142
318,040	JPMorgan Value Advantage Fund, Institutional Class Shares	9,544,368

	Total U.S. Equity	41,434,912

	Total Investment Companies (Cost $74,453,385)	77,066,763

PRINCIPAL AMOUNT($)
Short-Term Investment — 0.3%
	U.S. Treasury Obligation — 0.3%
487,000	U.S. Treasury Note, 0.625%, 12/15/16 (k) (Cost $487,365)	487,344

	Total Investments — 102.6% (Cost $131,216,965)	139,321,468
	Liabilities in Excess of Other Assets — (2.6)%	(3,563,616)

	NET ASSETS — 100.0%	$135,757,852

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
32	E-mini S&P 500	12/16/16	USD	$3,456,640	$63,813

	Short Futures Outstanding
(12)	TOPIX Index	12/08/16	JPY	(1,582,209)	(11,645)
(3)	FTSE 100 Index	12/16/16	GBP	(266,476)	(8,640)

					$43,528

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,373,450
Aggregate gross unrealized depreciation	(268,947)

Net unrealized appreciation/depreciation	$8,104,503

Federal income tax cost of investments	$131,216,965

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$138,834,124	$487,344	$—	$139,321,468

Appreciation in Other Financial Instruments
Futures Contracts	$63,813	$—	$—	$63,813

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(20,285)	$—	$(20,285)

(a)	All portfolio holdings designated in level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note that is held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of the portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Fund — 2.5%
	Fixed Income — 2.5%
567,687	iShares TIPS Bond ETF (Cost $63,257,792)	66,129,859

Investment Companies — 97.9% (b)
	Alternative Assets — 2.9%
2,143,297	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	19,246,808
3,923,630	JPMorgan Realty Income Fund, Class R6 Shares	56,814,157

	Total Alternative Assets	76,060,965

	Fixed Income — 50.1%
46,986,317	JPMorgan Core Bond Fund, Class R6 Shares	562,896,079
12,317,436	JPMorgan Core Plus Bond Fund, Class R6 Shares	103,835,982
15,161,631	JPMorgan Corporate Bond Fund, Class R6 Shares	156,316,417
10,516,513	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	88,549,043
353,938	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	2,969,537
6,864,571	JPMorgan Floating Rate Income Fund, Class R6 Shares	64,389,674
27,508,357	JPMorgan High Yield Fund, Class R6 Shares	201,911,338
12,556,500	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	130,587,603

	Total Fixed Income	1,311,455,673

	International Equity — 12.8%
3,657,800	JPMorgan Emerging Economies Fund, Class R6 Shares	42,979,152
2,220,992	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	50,283,249
5,841,618	JPMorgan International Equity Fund, Class R6 Shares	86,047,028
5,580,057	JPMorgan International Opportunities Fund, Class R6 Shares	80,576,023
3,805,263	JPMorgan Intrepid International Fund, Class R6 Shares	73,061,051

	Total International Equity	332,946,503

	Money Market — 10.5%
274,387,289	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	274,387,289

	U.S. Equity — 21.6%
10,975,324	JPMorgan Disciplined Equity Fund, Class R6 Shares	249,249,604
4,601,395	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	73,346,240
1,666,833	JPMorgan Intrepid America Fund, Class R6 Shares	60,055,998
915,113	JPMorgan Mid Cap Equity Fund, Class R6 Shares	41,161,761
238,454	JPMorgan Small Cap Equity Fund, Class R5 Shares	11,958,464
614,397	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	8,865,747
339,148	JPMorgan Small Cap Value Fund, Class R6 Shares	9,489,356
2,380,086	JPMorgan U.S. Equity Fund, Class R6 Shares	34,487,444
2,560,383	JPMorgan Value Advantage Fund, Institutional Class Shares	76,837,101

	Total U.S. Equity	565,451,715

	Total Investment Companies (Cost $2,338,494,838)	2,560,302,145

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
6,843,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $6,838,258)	6,847,003

	Total Investments — 100.6% (Cost $2,408,590,888)	2,633,279,007
	Liabilities in Excess of Other Assets — (0.6)%	(16,892,432)

	NET ASSETS — 100.0%	$2,616,386,575

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
244	E-mini S&P 500	12/16/16	USD	$26,356,880	$541,497
283	Mini MSCI Emerging Markets Index	12/16/16	USD	12,911,875	368,315
108	U.S. Treasury Long Bond	12/20/16	USD	18,160,875	(286,274)
626	10 Year U.S. Treasury Note	12/20/16	USD	82,084,250	184,201

	Short Futures Outstanding
(240)	Euro Bund	12/08/16	EUR	(44,673,382)	(381,595)
(200)	TOPIX Index	12/08/16	JPY	(26,370,155)	(85,958)
(36)	E-mini Russell 2000	12/16/16	USD	(4,493,880)	(137,412)
(225)	Long Gilt	12/28/16	GBP	(37,985,295)	(208,593)

					$(5,819)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MCSI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$231,034,017
Aggregate gross unrealized depreciation	(6,345,898)

Net unrealized appreciation/depreciation	$224,688,119

Federal income tax cost of investments	$2,408,590,888

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,626,432,004	$6,847,003	$—	$2,633,279,007

Appreciation in Other Financial Instruments
Futures Contracts	$1,094,013	$—	$—	$1,094,013

Depreciation in Other Financial Instruments
Futures Contracts	$(1,013,874)	$(85,958)	$—	$(1,099,832)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Fund — 1.0%
	Fixed Income — 1.0%
569,257	iShares TIPS Bond ETF (Cost $63,339,632)	66,312,748

Investment Companies — 98.8% (b)
	Alternative Assets — 3.5%
1,966,853	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	17,662,342
15,820,458	JPMorgan Realty Income Fund, Class R6 Shares	229,080,226

	Total Alternative Assets	246,742,568

	Fixed Income — 46.5%
137,668,681	JPMorgan Core Bond Fund, Class R6 Shares	1,649,270,802
40,472,132	JPMorgan Core Plus Bond Fund, Class R6 Shares	341,180,069
41,036,606	JPMorgan Corporate Bond Fund, Class R6 Shares	423,087,409
26,688,819	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	224,719,853
621,101	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	5,211,040
7,530,283	JPMorgan Floating Rate Income Fund, Class R6 Shares	70,634,052
59,896,008	JPMorgan High Yield Fund, Class R6 Shares	439,636,696
13,920,497	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	144,773,165

	Total Fixed Income	3,298,513,086

	International Equity — 18.1%
13,458,800	JPMorgan Emerging Economies Fund, Class R6 Shares	158,140,900
8,335,639	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	188,718,871
21,860,470	JPMorgan International Equity Fund, Class R6 Shares	322,004,717
21,459,294	JPMorgan International Opportunities Fund, Class R6 Shares	309,872,209
15,718,150	JPMorgan Intrepid International Fund, Class R6 Shares	301,788,477

	Total International Equity	1,280,525,174

	Money Market — 1.1%
75,219,282	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	75,219,282

	U.S. Equity — 29.6%
28,733,186	JPMorgan Disciplined Equity Fund, Class R6 Shares	652,530,662
19,034,890	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	303,416,143
8,292,425	JPMorgan Intrepid America Fund, Class R6 Shares	298,776,071
3,286,306	JPMorgan Mid Cap Equity Fund, Class R6 Shares	147,818,027
775,089	JPMorgan Small Cap Equity Fund, Class R5 Shares	38,870,724
2,860,322	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	41,274,444
1,737,154	JPMorgan Small Cap Value Fund, Class R6 Shares	48,605,580
18,914,990	JPMorgan U.S. Equity Fund, Class R6 Shares	274,078,207
9,850,313	JPMorgan Value Advantage Fund, Institutional Class Shares	295,607,885

	Total U.S. Equity	2,100,977,743

	Total Investment Companies (Cost $6,414,137,800)	7,001,977,853

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
30,782,500	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $30,765,524)	30,800,508

	Total Investments — 100.2% (Cost $6,508,242,956)	7,099,091,109
	Liabilities in Excess of Other Assets — (0.2)%	(10,651,727)

	NET ASSETS — 100.0%	$7,088,439,382

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,609	E-mini S&P 500	12/16/16	USD	$173,804,180	$3,570,775
643	Mini MSCI Emerging Markets Index	12/16/16	USD	29,336,875	837,255
289	U.S. Treasury Long Bond	12/20/16	USD	48,597,156	(766,049)
1,323	10 Year U.S. Treasury Note	12/20/16	USD	173,478,375	186,761

	Short Futures Outstanding
(640)	Euro Bund	12/08/16	EUR	(119,129,019)	(1,017,605)
(540)	TOPIX Index	12/08/16	JPY	(71,199,419)	(231,115)
(10)	E-mini Russell 2000	12/16/16	USD	(1,248,300)	(38,170)
(608)	Long Gilt	12/28/16	GBP	(102,644,707)	(564,581)
(1)	2 Year U.S. Treasury Note	12/30/16	USD	(218,469)	(221)

					$1,977,050

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
JPY MSCI	— —	Japanese Yen Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$600,862,141
Aggregate gross unrealized depreciation	(10,013,988)

Net unrealized appreciation/depreciation	$590,848,153

Federal income tax cost of investments	$6,508,242,956

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments,

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,068,290,601	$30,800,508	$—	$7,099,091,109

Appreciation in Other Financial Instruments
Futures Contracts	$4,594,791	$—	$—	$4,594,791

Depreciation in Other Financial Instruments
Futures Contracts	$(2,386,626)	$(231,115)	$—	$(2,617,741)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.8% (b)
	Alternative Assets — 3.7%
17,262,320	JPMorgan Realty Income Fund, Class R6 Shares	249,958,399

	Fixed Income — 37.8%
114,478,967	JPMorgan Core Bond Fund, Class R6 Shares	1,371,458,029
31,811,212	JPMorgan Core Plus Bond Fund, Class R6 Shares	268,168,515
34,510,814	JPMorgan Corporate Bond Fund, Class R6 Shares	355,806,488
22,330,864	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	188,025,875
1,742,090	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	14,616,139
50,152,139	JPMorgan High Yield Fund, Class R6 Shares	368,116,702

	Total Fixed Income	2,566,191,748

	International Equity — 21.5%
15,469,781	JPMorgan Emerging Economies Fund, Class R6 Shares	181,769,927
9,595,559	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	217,243,459
24,383,366	JPMorgan International Equity Fund, Class R6 Shares	359,166,982
24,022,342	JPMorgan International Opportunities Fund, Class R6 Shares	346,882,616
18,324,047	JPMorgan Intrepid International Fund, Class R6 Shares	351,821,702

	Total International Equity	1,456,884,686

	Money Market — 1.1%
76,819,714	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	76,819,714

	U.S. Equity — 35.7%
33,137,838	JPMorgan Disciplined Equity Fund, Class R6 Shares	752,560,304
21,693,897	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	345,800,726
9,142,621	JPMorgan Intrepid America Fund, Class R6 Shares	329,408,638
4,196,099	JPMorgan Mid Cap Equity Fund, Class R6 Shares	188,740,532
888,947	JPMorgan Small Cap Equity Fund, Class R5 Shares	44,580,708
3,662,629	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	52,851,737
1,628,257	JPMorgan Small Cap Value Fund, Class R6 Shares	45,558,627
21,427,114	JPMorgan U.S. Equity Fund, Class R6 Shares	310,478,884
11,667,204	JPMorgan Value Advantage Fund, Institutional Class Shares	350,132,797

	Total U.S. Equity	2,420,112,953

	Total Investment Companies (Cost $6,323,223,475)	6,769,967,500

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
21,835,500	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $21,822,889)	21,848,274

	Total Investments — 100.1% (Cost $6,345,046,364)	6,791,815,774
	Liabilities in Excess of Other Assets — (0.1)%	(10,084,458)

	NET ASSETS — 100.0%	$6,781,731,316

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,638	E-mini S&P 500	12/16/16	USD	$176,936,760	$3,530,721
629	Mini MSCI Emerging Markets Index	12/16/16	USD	28,698,125	819,023
271	U.S. Treasury Long Bond	12/20/16	USD	45,570,344	(718,336)
1,252	10 Year U.S. Treasury Note	12/20/16	USD	164,168,500	110,136

	Short Futures Outstanding
(601)	Euro Bund	12/08/16	EUR	(111,869,594)	(955,594)
(516)	TOPIX Index	12/08/16	JPY	(68,035,001)	(221,255)
(7)	E-mini Russell 2000	12/16/16	USD	(873,810)	(26,719)
(582)	Long Gilt	12/28/16	GBP	(98,255,295)	(541,132)
(77)	2 Year U.S. Treasury Note	12/30/16	USD	(16,822,094)	(3,767)

					$1,993,077

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
JPY MSCI	— —	Japanese Yen Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$454,277,058
Aggregate gross unrealized depreciation	(7,507,648)

Net unrealized appreciation/depreciation	$446,769,410

Federal income tax cost of investments	$6,345,046,364

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,769,967,500	$21,848,274	$—	$6,791,815,774

Appreciation in Other Financial Instruments
Futures Contracts	$4,459,880	$—	$—	$4,459,880

Depreciation in Other Financial Instruments
Futures Contracts	$(2,245,548)	$(221,255)	$—	$(2,466,803)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings. Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.6% (b)
	Alternative Assets — 4.1%
21,126,841	JPMorgan Realty Income Fund, Class R6 Shares	305,916,659

	Fixed Income — 28.2%
70,118,119	JPMorgan Core Bond Fund, Class R6 Shares	840,015,070
22,210,002	JPMorgan Core Plus Bond Fund, Class R6 Shares	187,230,314
31,275,097	JPMorgan Corporate Bond Fund, Class R6 Shares	322,446,254
28,707,884	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	241,720,383
1,943,255	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	16,303,913
65,030,196	JPMorgan High Yield Fund, Class R6 Shares	477,321,640

	Total Fixed Income	2,085,037,574

	International Equity — 25.0%
19,539,881	JPMorgan Emerging Economies Fund, Class R6 Shares	229,593,596
12,524,388	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	283,552,152
30,198,352	JPMorgan International Equity Fund, Class R6 Shares	444,821,730
31,727,638	JPMorgan International Opportunities Fund, Class R6 Shares	458,147,091
22,534,835	JPMorgan Intrepid International Fund, Class R6 Shares	432,668,828

	Total International Equity	1,848,783,397

	Money Market — 1.1%
78,143,454	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	78,143,454

	U.S. Equity — 41.2%
39,580,165	JPMorgan Disciplined Equity Fund, Class R6 Shares	898,865,542
27,561,797	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	439,335,043
11,836,633	JPMorgan Intrepid America Fund, Class R6 Shares	426,473,899
5,718,126	JPMorgan Mid Cap Equity Fund, Class R6 Shares	257,201,299
1,104,379	JPMorgan Small Cap Equity Fund, Class R5 Shares	55,384,623
4,260,976	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	61,485,889
2,171,870	JPMorgan Small Cap Value Fund, Class R6 Shares	60,768,922
27,790,558	JPMorgan U.S. Equity Fund, Class R6 Shares	402,685,191
14,557,529	JPMorgan Value Advantage Fund, Institutional Class Shares	436,871,456

	Total U.S. Equity	3,039,071,864

	Total Investment Companies (Cost $6,680,276,490)	7,356,952,948

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
43,680,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $43,656,103)	43,705,553

	Total Investments — 100.2% (Cost $6,723,932,593)	7,400,658,501
	Liabilities in Excess of Other Assets — (0.2)%	(16,689,183)

	NET ASSETS — 100.0%	$7,383,969,318

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2,821	E-mini S&P 500	12/16/16	USD	$304,724,420	$6,132,689
1,440	Mini MSCI Emerging Markets Index	12/16/16	USD	65,700,000	1,875,767
597	U.S. Treasury Long Bond	12/20/16	USD	100,389,281	(1,582,461)
3,204	10 Year U.S. Treasury Note	12/20/16	USD	420,124,500	592,795

	Short Futures Outstanding
(1,396)	Euro Bund	12/08/16	EUR	(259,850,173)	(2,204,246)
(1,130)	TOPIX Index	12/08/16	JPY	(148,991,377)	(484,003)
(14)	E-mini Russell 2000	12/16/16	USD	(1,747,620)	(53,438)
(1,272)	Long Gilt	12/28/16	GBP	(214,743,532)	(1,182,496)
(322)	2 Year U.S. Treasury Note	12/30/16	USD	(70,346,937)	(71,098)

					$3,023,509

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$679,265,278
Aggregate gross unrealized depreciation	(2,539,370)

Net unrealized appreciation/depreciation	$676,725,908

Federal income tax cost of investments	$6,723,932,593

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,356,952,948	$43,705,553	$—	$7,400,658,501

Appreciation in Other Financial Instruments
Futures Contracts	$8,601,251	$—	$—	$904,371

Depreciation in Other Financial Instruments
Futures Contracts	$(5,093,739)	$(484,003)	$—	$(5,577,742)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.8% (b)
	Alternative Assets — 4.7%
17,049,441	JPMorgan Realty Income Fund, Class R6 Shares	246,875,899

	Fixed Income — 21.4%
30,922,474	JPMorgan Core Bond Fund, Class R6 Shares	370,451,234
9,439,391	JPMorgan Core Plus Bond Fund, Class R6 Shares	79,574,066
17,423,500	JPMorgan Corporate Bond Fund, Class R6 Shares	179,636,286
19,155,456	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	161,288,938
1,063,789	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	8,925,193
44,080,659	JPMorgan High Yield Fund, Class R6 Shares	323,552,038

	Total Fixed Income	1,123,427,755

	International Equity — 27.5%
15,422,129	JPMorgan Emerging Economies Fund, Class R6 Shares	181,210,021
9,792,759	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	221,708,062
23,657,850	JPMorgan International Equity Fund, Class R6 Shares	348,480,129
23,587,019	JPMorgan International Opportunities Fund, Class R6 Shares	340,596,558
18,365,611	JPMorgan Intrepid International Fund, Class R6 Shares	352,619,728

	Total International Equity	1,444,614,498

	Money Market — 1.1%
55,399,374	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	55,399,374

	U.S. Equity — 45.1%
30,867,828	JPMorgan Disciplined Equity Fund, Class R6 Shares	701,008,364
21,730,303	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	346,381,028
9,307,143	JPMorgan Intrepid America Fund, Class R6 Shares	335,336,377
4,187,125	JPMorgan Mid Cap Equity Fund, Class R6 Shares	188,336,867
939,276	JPMorgan Small Cap Equity Fund, Class R5 Shares	47,104,669
3,291,946	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	47,502,777
1,641,361	JPMorgan Small Cap Value Fund, Class R6 Shares	45,925,283
22,039,507	JPMorgan U.S. Equity Fund, Class R6 Shares	319,352,452
11,426,895	JPMorgan Value Advantage Fund, Institutional Class Shares	342,921,114

	Total U.S. Equity	2,373,868,931

	Total Investment Companies (Cost $4,895,709,916)	5,244,186,457

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
30,396,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $30,378,202)	30,413,781

	Total Investments — 100.4% (Cost $4,926,088,118)	5,274,600,238
	Liabilities in Excess of Other Assets — (0.4)%	(18,457,037)

	NET ASSETS — 100.0%	$5,256,143,201

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,996	E-mini S&P 500	12/16/16	USD	$215,607,920	$4,338,881
1,047	Mini MSCI Emerging Markets Index	12/16/16	USD	47,769,375	1,363,515
418	U.S. Treasury Long Bond	12/20/16	USD	70,289,312	(1,107,988)
2,222	10 Year U.S. Treasury Note	12/20/16	USD	291,359,750	345,424

	Short Futures Outstanding
(992)	Euro Bund	12/08/16	EUR	(184,649,980)	(1,563,374)
(803)	TOPIX Index	12/08/16	JPY	(105,876,173)	(344,677)
(17)	E-mini Russell 2000	12/16/16	USD	(2,122,110)	(64,889)
(904)	Long Gilt	12/28/16	GBP	(152,616,472)	(840,692)
(164)	2 Year U.S. Treasury Note	12/30/16	USD	(35,828,875)	(36,211)

					$2,089,989

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$349,899,092
Aggregate gross unrealized depreciation	(1,386,972)

Net unrealized appreciation/depreciation	$348,512,120

Federal income tax cost of investments	$4,926,088,118

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,244,186,457	$30,413,781	$—	$5,274,600,238

Appreciation in Other Financial Instruments
Futures Contracts	$6,047,820	$—	$—	$6,047,820
Depreciation in Other Financial Instruments
Futures Contracts	$(3,613,154)	$(344,677)	$—	$(3,957,831)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.7% (b)
	Alternative Assets — 5.2%
19,384,927	JPMorgan Realty Income Fund, Class R6 Shares	280,693,749

	Fixed Income — 15.3%
13,179,157	JPMorgan Core Bond Fund, Class R6 Shares	157,886,305
5,838,887	JPMorgan Core Plus Bond Fund, Class R6 Shares	49,221,817
12,818,280	JPMorgan Corporate Bond Fund, Class R6 Shares	132,156,469
17,947,787	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	151,120,363
1,141,325	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	9,575,715
43,439,983	JPMorgan High Yield Fund, Class R6 Shares	318,849,477

	Total Fixed Income	818,810,146

	International Equity — 30.0%
16,786,082	JPMorgan Emerging Economies Fund, Class R6 Shares	197,236,468
11,369,636	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	257,408,551
26,211,444	JPMorgan International Equity Fund, Class R6 Shares	386,094,575
27,089,524	JPMorgan International Opportunities Fund, Class R6 Shares	391,172,729
19,665,823	JPMorgan Intrepid International Fund, Class R6 Shares	377,583,810

	Total International Equity	1,609,496,133

	Money Market — 1.0%
53,797,966	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	53,797,966
	U.S. Equity — 48.2%
32,247,970	JPMorgan Disciplined Equity Fund, Class R6 Shares	732,351,407
24,443,387	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	389,627,581
10,428,159	JPMorgan Intrepid America Fund, Class R6 Shares	375,726,561
4,328,660	JPMorgan Mid Cap Equity Fund, Class R6 Shares	194,703,112
1,049,941	JPMorgan Small Cap Equity Fund, Class R5 Shares	52,654,535
3,676,621	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	53,053,638
1,944,866	JPMorgan Small Cap Value Fund, Class R6 Shares	54,417,355
24,837,501	JPMorgan U.S. Equity Fund, Class R6 Shares	359,895,383
12,469,063	JPMorgan Value Advantage Fund, Institutional Class Shares	374,196,587

	Total U.S. Equity	2,586,626,159

	Total Investment Companies (Cost $4,842,684,469)	5,349,424,153

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
31,692,500	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $31,674,108)	31,711,040

	Total Investments — 100.3% (Cost $4,874,358,577)	5,381,135,193
	Liabilities in Excess of Other Assets — (0.3)%	(15,726,206)

	NET ASSETS — 100.0%	$5,365,408,987

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
47	E-mini Russell 2000	12/16/16	USD	$5,867,010	$179,211
2,446	E-mini S&P 500	12/16/16	USD	264,216,920	5,312,161
837	Mini MSCI Emerging Markets Index	12/16/16	USD	38,188,125	1,089,966
429	U.S. Treasury Long Bond	12/20/16	USD	72,139,031	(1,137,145)
1,933	10 Year U.S. Treasury Note	12/20/16	USD	253,464,625	289,576

	Short Futures Outstanding
(994)	Euro Bund	12/08/16	EUR	(185,022,258)	(1,580,463)
(820)	TOPIX Index	12/08/16	JPY	(108,117,636)	(351,429)
(924)	Long Gilt	12/28/16	GBP	(155,992,943)	(858,033)
(153)	2 Year U.S. Treasury Note	12/30/16	USD	(33,425,719)	(33,782)

					$2,910,062

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$508,354,150
Aggregate gross unrealized depreciation	(1,577,534)

Net unrealized appreciation/depreciation	$506,776,616

Federal income tax cost of investments	$4,874,358,577

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments.

The Administrator implements the valuation policies of the Fund’s investments,

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,349,424,153	$31,711,040	$—	$5,381,135,193

Appreciation in Other Financial Instruments
Futures Contracts	$6,870,914	$—	$—	$6,870,914

Depreciation in Other Financial Instruments
Futures Contracts	$(3,609,423)	$(351,429)	$—	$(3,960,852)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.7% (b)
	Alternative Assets — 5.2%
11,808,989	JPMorgan Realty Income Fund, Class R6 Shares	170,994,155

	Fixed Income — 15.0%
7,832,017	JPMorgan Core Bond Fund, Class R6 Shares	93,827,560
3,543,511	JPMorgan Core Plus Bond Fund, Class R6 Shares	29,871,797
7,785,566	JPMorgan Corporate Bond Fund, Class R6 Shares	80,269,180
11,231,328	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	94,567,783
553,093	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	4,640,450
26,697,347	JPMorgan High Yield Fund, Class R6 Shares	195,958,526

	Total Fixed Income	499,135,296

	International Equity — 30.0%
10,745,446	JPMorgan Emerging Economies Fund, Class R6 Shares	126,258,996
6,774,405	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	153,372,537
16,320,265	JPMorgan International Equity Fund, Class R6 Shares	240,397,497
16,572,546	JPMorgan International Opportunities Fund, Class R6 Shares	239,307,561
12,324,443	JPMorgan Intrepid International Fund, Class R6 Shares	236,629,311

	Total International Equity	995,965,902

	Money Market — 0.6%
20,026,512	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	20,026,512

	U.S. Equity — 48.9%
20,626,650	JPMorgan Disciplined Equity Fund, Class R6 Shares	468,431,212
15,023,881	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	239,480,661
6,435,045	JPMorgan Intrepid America Fund, Class R6 Shares	231,854,685
2,673,024	JPMorgan Mid Cap Equity Fund, Class R6 Shares	120,232,616
625,035	JPMorgan Small Cap Equity Fund, Class R5 Shares	31,345,519
2,416,283	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	34,866,966
1,105,035	JPMorgan Small Cap Value Fund, Class R6 Shares	30,918,877
15,718,575	JPMorgan U.S. Equity Fund, Class R6 Shares	227,762,153
7,877,075	JPMorgan Value Advantage Fund, Institutional Class Shares	236,391,018

	Total U.S. Equity	1,621,283,707

	Total Investment Companies (Cost $3,118,082,252)	3,307,405,572

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
19,169,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $19,157,900)	19,180,214

	Total Investments — 100.3% (Cost $3,137,240,152)	3,326,585,786
	Liabilities in Excess of Other Assets — (0.3)%	(9,508,612)

	NET ASSETS — 100.0%	$3,317,077,174

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
32	E-mini Russell 2000	12/16/16	USD	$3,994,560	$122,016
1,340	E-mini S&P 500	12/16/16	USD	144,746,800	2,973,796
661	Mini MSCI Emerging Markets Index	12/16/16	USD	30,158,125	860,708
291	U.S. Treasury Long Bond	12/20/16	USD	48,933,469	(758,889)
1,154	10 Year U.S. Treasury Note	12/20/16	USD	151,318,250	167,945

	Short Futures Outstanding
(607)	Euro Bund	12/08/16	EUR	(112,986,429)	(965,135)
(507)	TOPIX Index	12/08/16	JPY	(66,848,344)	(217,722)
(571)	Long Gilt	12/28/16	GBP	(96,398,236)	(530,812)
(138)	2 Year U.S. Treasury Note	12/30/16	USD	(30,148,688)	(30,470)

					$1,621,437

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
JPY MSCI	— —	Japanese Yen Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,098,621
Aggregate gross unrealized depreciation	(752,987)

Net unrealized appreciation/depreciation	$189,345,634

Federal income tax cost of investments	$3,137,240,152

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,307,405,572	$19,180,214	$—	$3,326,585,786

Appreciation in Other Financial Instruments
Futures Contracts	$4,124,465	$—	$—	$4,124,465
Depreciation in Other Financial Instruments
Futures Contracts	$(2,285,306)	$(217,722)	$—	$(2,503,028)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.0% (b)
	Alternative Assets — 5.3%
9,795,726	JPMorgan Realty Income Fund, Class R6 Shares	141,842,112

	Fixed Income — 15.5%
7,377,057	JPMorgan Core Bond Fund, Class R6 Shares	88,377,138
2,900,802	JPMorgan Core Plus Bond Fund, Class R6 Shares	24,453,763
6,425,917	JPMorgan Corporate Bond Fund, Class R6 Shares	66,251,201
9,190,282	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	77,382,177
438,701	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	3,680,705
21,797,082	JPMorgan High Yield Fund, Class R6 Shares	159,990,580

	Total Fixed Income	420,135,564

	International Equity — 30.0%
8,742,120	JPMorgan Emerging Economies Fund, Class R6 Shares	102,719,909
5,514,495	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	124,848,159
13,375,756	JPMorgan International Equity Fund, Class R6 Shares	197,024,890
13,453,209	JPMorgan International Opportunities Fund, Class R6 Shares	194,264,333
10,077,141	JPMorgan Intrepid International Fund, Class R6 Shares	193,481,114

	Total International Equity	812,338,405

	Money Market — 0.6%
16,245,411	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	16,245,411

	U.S. Equity — 48.6%
16,656,501	JPMorgan Disciplined Equity Fund, Class R6 Shares	378,269,145
12,174,622	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	194,063,471
5,295,884	JPMorgan Intrepid America Fund, Class R6 Shares	190,810,714
2,194,044	JPMorgan Mid Cap Equity Fund, Class R6 Shares	98,688,093
499,633	JPMorgan Small Cap Equity Fund, Class R5 Shares	25,056,572
1,872,137	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	27,014,937
942,406	JPMorgan Small Cap Value Fund, Class R6 Shares	26,368,506
12,671,785	JPMorgan U.S. Equity Fund, Class R6 Shares	183,614,165
6,380,715	JPMorgan Value Advantage Fund, Institutional Class Shares	191,485,249

	Total U.S. Equity	1,315,370,852

	Total Investment Companies (Cost $2,536,234,092)	2,705,932,344

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
15,964,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $15,955,004)	15,973,339

	Total Investments — 100.6% (Cost $2,552,189,096)	2,721,905,683
	Liabilities in Excess of Other Assets — (0.6)%	(16,473,699)

	NET ASSETS — 100.0%	$2,705,431,984

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
28	E-mini Russell 2000	12/16/16	USD	$3,495,240	$106,764
1,141	E-mini S&P 500	12/16/16	USD	123,250,820	2,493,140
545	Mini MSCI Emerging Markets Index	12/16/16	USD	24,865,625	709,604
239	U.S. Treasury Long Bond	12/20/16	USD	40,189,344	(623,202)
871	10 Year U.S. Treasury Note	12/20/16	USD	114,209,875	147,287

	Short Futures Outstanding
(498)	Euro Bund	12/08/16	EUR	(92,697,268)	(791,822)
(413)	TOPIX Index	12/08/16	JPY	(54,454,371)	(177,193)
(465)	Long Gilt	12/28/16	GBP	(78,502,942)	(432,690)
(102)	2 Year U.S. Treasury Note	12/30/16	USD	(22,283,812)	(22,522)

					$1,409,366

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
JPY MSCI	— —	Japanese Yen Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC)by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,326,203
Aggregate gross unrealized depreciation	(609,616)

Net unrealized appreciation/depreciation	$169,716,587

Federal income tax cost of investments	$2,552,189,096

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,705,932,344	$15,973,339	$—	$2,721,905,683

Appreciation in Other Financial Instruments
Futures Contracts	$3,456,795	$—	$—	$3,456,795
Depreciation in Other Financial Instruments
Futures Contracts	$(1,870,236)	$(177,193)	$—	$(2,047,429)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 101.1% (b)
	Alternative Assets — 5.3%
2,676,854	JPMorgan Realty Income Fund, Class R6 Shares	38,760,840

	Fixed Income — 15.1%
1,838,946	JPMorgan Core Bond Fund, Class R6 Shares	22,030,577
729,068	JPMorgan Core Plus Bond Fund, Class R6 Shares	6,146,046
1,740,522	JPMorgan Corporate Bond Fund, Class R6 Shares	17,944,785
2,530,089	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	21,303,353
87,982	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	738,170
5,770,335	JPMorgan High Yield Fund, Class R6 Shares	42,354,255

	Total Fixed Income	110,517,186

	International Equity — 30.2%
2,316,803	JPMorgan Emerging Economies Fund, Class R6 Shares	27,222,434
1,471,279	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	33,309,767
3,616,349	JPMorgan International Equity Fund, Class R6 Shares	53,268,824
3,734,325	JPMorgan International Opportunities Fund, Class R6 Shares	53,923,656
2,790,153	JPMorgan Intrepid International Fund, Class R6 Shares	53,570,946

	Total International Equity	221,295,627

	Money Market — 1.1%
8,418,248	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	8,418,248

	U.S. Equity — 49.4%
4,633,395	JPMorgan Disciplined Equity Fund, Class R6 Shares	105,224,404
3,330,089	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	53,081,623
1,433,362	JPMorgan Intrepid America Fund, Class R6 Shares	51,644,034
607,026	JPMorgan Mid Cap Equity Fund, Class R6 Shares	27,304,050
146,624	JPMorgan Small Cap Equity Fund, Class R5 Shares	7,353,210
480,954	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	6,940,161
259,066	JPMorgan Small Cap Value Fund, Class R6 Shares	7,248,658
3,510,212	JPMorgan U.S. Equity Fund, Class R6 Shares	50,862,966
1,774,908	JPMorgan Value Advantage Fund, Institutional Class Shares	53,264,980

	Total U.S. Equity	362,924,086

	Total Investment Companies (Cost $720,347,167)	741,915,987

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
4,365,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $4,362,698)	4,367,553

	Total Investments — 101.7% (Cost $724,709,865)	746,283,540
	Liabilities in Excess of Other Assets — (1.7)%	(12,298,981)

	NET ASSETS — 100.0%	$733,984,559

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	E-mini Russell 2000	12/16/16	USD	$374,490	$11,439
299	E-mini S&P 500	12/16/16	USD	32,297,980	649,889
170	Mini MSCI Emerging Markets Index	12/16/16	USD	7,756,250	198,650
276	10 Year U.S. Treasury Note	12/20/16	USD	36,190,500	44,393
64	U.S. Treasury Long Bond	12/20/16	USD	10,762,000	(169,644)

	Short Futures Outstanding
(138)	Euro Bund	12/08/16	EUR	(25,687,194)	(217,926)
(112)	TOPIX Index	12/08/16	JPY	(14,767,287)	(48,542)
(126)	Long Gilt	12/28/16	GBP	(21,271,765)	(116,783)
(49)	2 Year U.S. Treasury Note	12/30/16	USD	(10,704,969)	(6,694)

					$344,782

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
JPY MSCI	— —	Japanese Yen Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,672,687
Aggregate gross unrealized depreciation	(99,012)

Net unrealized appreciation/depreciation	$21,573,675

Federal income tax cost of investments	$724,709,865

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$741,915,987	$4,367,553	$—	$746,283,540

Appreciation in Other Financial Instruments
Futures Contracts	$904,371	$—	$—	$904,371

Depreciation in Other Financial Instruments
Futures Contracts	$(511,047)	$(48,542)	$—	$(559,589)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.2% (b)
	Alternative Assets — 5.2%
3,771	JPMorgan Realty Income Fund, Class R6 Shares	54,600

	Fixed Income — 12.6%
23	JPMorgan Core Bond Fund, Class R6 Shares	278
2,254	JPMorgan Core Plus Bond Fund, Class R6 Shares	19,000
2,343	JPMorgan Corporate Bond Fund, Class R6 Shares	24,159
2,971	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	25,018
121	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	1,018
8,438	JPMorgan High Yield Fund, Class R6 Shares	61,932

	Total Fixed Income	131,405

	International Equity — 28.7%
3,673	JPMorgan Emerging Economies Fund, Class R6 Shares	43,158
2,305	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	52,193
4,672	JPMorgan International Equity Fund, Class R6 Shares	68,818
4,763	JPMorgan International Opportunities Fund, Class R6 Shares	68,781
3,471	JPMorgan Intrepid International Fund, Class R6 Shares	66,639

	Total International Equity	299,589

	Money Market — 0.5%
5,291	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	5,291

	U.S. Equity — 53.2%
8,400	JPMorgan Disciplined Equity Fund, Class R6 Shares	190,766
4,647	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	74,079
2,076	JPMorgan Intrepid America Fund, Class R6 Shares	74,809
870	JPMorgan Mid Cap Equity Fund, Class R6 Shares	39,123
198	JPMorgan Small Cap Equity Fund, Class R5 Shares	9,936
704	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	10,160
358	JPMorgan Small Cap Value Fund, Class R6 Shares	10,009
4,943	JPMorgan U.S. Equity Fund, Class R6 Shares	71,620
2,489	JPMorgan Value Advantage Fund, Institutional Class Shares	74,681

	Total U.S. Equity	555,183

	Total Investments — 100.2% (Cost $1,044,185)	1,046,068
	Liabilities in Excess of Other Assets — (0.2)%	(2,282)

	NET ASSETS — 100.0%	$1,043,786

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,164
Aggregate gross unrealized depreciation	(3,281)

Net unrealized appreciation/depreciation	$1,883

Federal income tax cost of investments	$1,044,185

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,046,068	$—	$—	$1,046,068

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Fund — 2.4%
	Fixed Income — 2.4%
470,300	iShares TIPS Bond ETF (Cost $52,540,883)	54,785,247

Investment Companies — 97.9% (b)
	Alternative Assets — 2.9%
1,823,737	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	16,377,156
3,312,781	JPMorgan Realty Income Fund, Class R6 Shares	47,969,071

	Total Alternative Assets	64,346,227

	Fixed Income — 50.9%
41,110,897	JPMorgan Core Bond Fund, Class R6 Shares	492,508,542
10,666,523	JPMorgan Core Plus Bond Fund, Class R6 Shares	89,918,793
13,015,078	JPMorgan Corporate Bond Fund, Class R6 Shares	134,185,455
8,947,230	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	75,335,681
457,007	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	3,834,290
5,908,868	JPMorgan Floating Rate Income Fund, Class R6 Shares	55,425,178
23,294,594	JPMorgan High Yield Fund, Class R6 Shares	170,982,317
10,880,162	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	113,153,684

	Total Fixed Income	1,135,343,940

	International Equity — 12.9%
3,209,484	JPMorgan Emerging Economies Fund, Class R6 Shares	37,711,437
1,954,081	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	44,240,399
4,815,638	JPMorgan International Equity Fund, Class R6 Shares	70,934,347
4,742,240	JPMorgan International Opportunities Fund, Class R6 Shares	68,477,952
3,459,763	JPMorgan Intrepid International Fund, Class R6 Shares	66,427,447

	Total International Equity	287,791,582

	Money Market — 9.2%
204,959,400	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	204,959,400

	U.S. Equity — 22.0%
9,759,998	JPMorgan Disciplined Equity Fund, Class R6 Shares	221,649,549
4,047,102	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	64,510,814
1,418,616	JPMorgan Intrepid America Fund, Class R6 Shares	51,112,717
742,966	JPMorgan Mid Cap Equity Fund, Class R6 Shares	33,418,628
166,934	JPMorgan Small Cap Equity Fund, Class R5 Shares	8,371,747
880,145	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	12,700,496
315,937	JPMorgan Small Cap Value Fund, Class R6 Shares	8,839,908
1,933,050	JPMorgan U.S. Equity Fund, Class R6 Shares	28,009,896
2,084,881	JPMorgan Value Advantage Fund, Institutional Class Shares	62,567,271

	Total U.S. Equity	491,181,026

	Total Investment Companies (Cost $1,997,816,698)	2,183,622,175

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
5,824,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $5,819,926)	5,827,407

	Total Investments — 100.6% (Cost $2,056,177,507)	2,244,234,829
	Liabilities in Excess of Other Assets — (0.6)%	(12,836,542)

	NET ASSETS — 100.0%	$2,231,398,287

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
155	E-mini S&P 500	12/16/16	USD	$16,743,100	$274,969
210	Mini MSCI Emerging Markets Index	12/16/16	USD	9,581,250	273,549
92	U.S. Treasury Long Bond	12/20/16	USD	15,470,375	(243,863)
487	10 Year U.S. Treasury Note	12/20/16	USD	63,857,875	204,678

	Short Futures Outstanding
(204)	Euro Bund	12/08/16	EUR	(37,972,375)	(324,365)
(172)	TOPIX Index	12/08/16	JPY	(22,678,333)	(73,313)
(32)	E-mini Russell 2000	12/16/16	USD	(3,994,560)	(122,144)
(194)	Long Gilt	12/28/16	GBP	(32,751,765)	(179,533)

					$(190,022)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC)by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$194,030,780
Aggregate gross unrealized depreciation	(5,973,458)

Net unrealized appreciation/depreciation	$188,057,322

Federal income tax cost of investments	$2,056,177,507

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,238,407,422	$5,827,407	$—	$2,244,234,829

Appreciation in Other Financial Instruments
Futures Contracts	$753,196	$—	$—	$753,196

Depreciation in Other Financial Instruments
Futures Contracts	$(869,905)	$(73,313)	$—	$(943,218)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures and a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 56.7%
	Fixed Income — 24.4%
79,979	iShares Core U.S. Aggregate Bond ETF	8,991,239
33,784	iShares TIPS Bond ETF	3,935,498

	Total Fixed Income	12,926,737

	International Equity — 10.2%
76,118	iShares Core MSCI EAFE ETF	4,197,147
26,386	iShares Core MSCI Emerging Markets ETF	1,203,465

	Total International Equity	5,400,612

	U.S. Equity — 22.1%
6,544	iShares Russell 2000 ETF	812,830
6,669	iShares Russell Mid-Cap ETF	1,162,540
48,988	Vanguard S&P 500 ETF	9,733,426

	Total U.S. Equity	11,708,796

	Total Exchange Traded Funds (Cost $26,836,046)	30,036,145

Investment Companies — 43.5% (b)
	Alternative Assets — 3.0%
50,686	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	455,164
78,006	JPMorgan Realty Income Fund, Class R6 Shares	1,129,530

	Total Alternative Assets	1,584,694

	Fixed Income — 27.4%
487,599	JPMorgan Core Bond Fund, Class R6 Shares	5,841,436
176,190	JPMorgan Corporate Bond Fund, Class R6 Shares	1,816,517
187,916	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,582,249
8,625	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	72,365
135,193	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,268,112
541,806	JPMorgan High Yield Fund, Class R6 Shares	3,976,853

	Total Fixed Income	14,557,532

	International Equity — 1.7%
32,204	JPMorgan Emerging Economies Fund, Class R6 Shares	378,391
22,623	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	512,180

	Total International Equity	890,571

	Money Market— 11.4%
6,045,437	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	6,045,437

	Total Investment Companies (Cost $22,640,200)	23,078,234

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.0% (g)
25,000	U.S. Treasury Note, 0.500%, 01/31/17 (Cost $25,002)	25,015

	Total Investments — 100.2% (Cost $49,501,248)	53,139,394
	Liabilities in Excess of Other Assets — (0.2)%	(120,634)

	NET ASSETS — 100.0%	$53,018,760

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,750,894
Aggregate gross unrealized depreciation	(112,748)

Net unrealized appreciation/depreciation	$3,638,146

Federal income tax cost of investments	$49,501,248

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$53,114,379	$25,015	$—	$53,139,394

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 66.9%
	Fixed Income — 21.0%
264,375	iShares Core U.S. Aggregate Bond ETF	29,721,038
43,533	iShares TIPS Bond ETF	5,071,159

	Total Fixed Income	34,792,197

	International Equity — 15.0%
360,129	iShares Core MSCI EAFE ETF	19,857,513
106,295	iShares Core MSCI Emerging Markets ETF	4,848,115

	Total International Equity	24,705,628

	U.S. Equity — 30.9%
28,382	iShares Russell 2000 ETF	3,525,328
31,945	iShares Russell Mid-Cap ETF	5,568,652
211,265	Vanguard S&P 500 ETF	41,976,243

	Total U.S. Equity	51,070,223

	Total Exchange Traded Funds (Cost $99,256,275)	110,568,048

Investment Companies — 32.4% (b)
	Alternative Assets — 3.4%
48,320	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	433,909
364,799	JPMorgan Realty Income Fund, Class R6 Shares	5,282,289

	Total Alternative Assets	5,716,198

	Fixed Income — 25.5%
1,592,743	JPMorgan Core Bond Fund, Class R6 Shares	19,081,057
604,087	JPMorgan Corporate Bond Fund, Class R6 Shares	6,228,134
551,809	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	4,646,234
34,604	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	290,326
179,390	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,682,676
1,394,238	JPMorgan High Yield Fund, Class R6 Shares	10,233,705

	Total Fixed Income	42,162,132

	International Equity — 2.3%
131,974	JPMorgan Emerging Economies Fund, Class R6 Shares	1,550,695
97,673	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,211,314

	Total International Equity	3,762,009

	Money Market — 1.2%
1,984,567	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	1,984,567

	Total Investment Companies (Cost $52,079,807)	53,624,906

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
200,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $199,844)	200,117

	Total Investments — 99.4% (Cost $151,535,926)	164,393,071
	Other Assets in Excess of Liabilities — 0.6%	1,062,060

	NET ASSETS — 100.0%	$165,455,131

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	E-mini S&P 500	12/16/16	USD	$1,620,300	$33,290

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC)by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,039,563
Aggregate gross unrealized depreciation	(182,418)

Net unrealized appreciation/depreciation	$12,857,145

Federal income tax cost of investments	$151,535,926

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$164,192,954	$200,117	$—	$164,393,071

Appreciation in Other Financial Instruments
Futures Contracts	$33,290	$—	$—	$33,290

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 69.6%
	Fixed Income — 15.4%
222,060	iShares Core U.S. Aggregate Bond ETF	24,963,985

	International Equity — 17.7%
421,443	iShares Core MSCI EAFE ETF	23,238,367
117,670	iShares Core MSCI Emerging Markets ETF	5,366,929

	Total International Equity	28,605,296

	U.S. Equity — 36.5%
35,957	iShares Russell 2000 ETF	4,466,219
37,634	iShares Russell Mid-Cap ETF	6,560,359
242,401	Vanguard S&P 500 ETF	48,162,655

	Total U.S. Equity	59,189,233

	Total Exchange-Traded Funds (Cost $101,673,225)	112,758,514

Investment Companies — 30.2% (b)
	Alternative Assets — 3.6%
401,041	JPMorgan Realty Income Fund, Class R6 Shares	5,807,077

	Fixed Income — 20.9%
1,298,079	JPMorgan Core Bond Fund, Class R6 Shares	15,550,989
518,196	JPMorgan Corporate Bond Fund, Class R6 Shares	5,342,602
468,265	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	3,942,791
41,883	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	351,396
1,178,488	JPMorgan High Yield Fund, Class R6 Shares	8,650,100

	Total Fixed Income	33,837,878

	International Equity — 2.9%
185,880	JPMorgan Emerging Economies Fund, Class R6 Shares	2,184,087
109,532	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,479,798

	Total International Equity	4,663,885

	Money Market — 2.8%
4,579,484	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	4,579,484

	Total Investment Companies (Cost $47,700,588)	48,888,324

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
170,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $169,868)	170,099

	Total Investments — 99.9% (Cost $149,543,681)	161,816,937
	Other Assets in Excess of Liabilities — 0.1%	208,248

	NET ASSETS — 100.0%	$162,025,185

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	E-mini S&P 500	12/16/16	USD	$1,512,280	$31,069

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,551,540
Aggregate gross unrealized depreciation	(278,284)

Net unrealized appreciation/depreciation	$12,273,256

Federal income tax cost of investments	$149,543,681

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$161,646,838	$170,099	$—	$161,816,937

Appreciation in Other Financial Instruments
Futures Contracts	$31,069	$—	$—	$31,069

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 74.2%
	Fixed Income — 10.7%
156,326	iShares Core U.S. Aggregate Bond ETF	17,574,169

	International Equity — 20.7%
501,266	iShares Core MSCI EAFE ETF	27,639,807
138,016	iShares Core MSCI Emerging Markets ETF	6,294,910

	Total International Equity	33,934,717

	U.S. Equity — 42.8%
42,632	iShares Russell 2000 ETF	5,295,321
45,238	iShares Russell Mid-Cap ETF	7,885,888
286,438	Vanguard S&P 500 ETF	56,912,366

	Total U.S. Equity	70,093,575

	Total Exchange-Traded Funds (Cost $108,296,775)	121,602,461

Investment Companies — 24.8% (b)
	Alternative Assets — 4.2%
470,972	JPMorgan Realty Income Fund, Class R6 Shares	6,819,668

	Fixed Income — 15.9%
802,015	JPMorgan Core Bond Fund, Class R6 Shares	9,608,145
412,342	JPMorgan Corporate Bond Fund, Class R6 Shares	4,251,243
433,496	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	3,650,040
47,223	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	396,204
1,108,212	JPMorgan High Yield Fund, Class R6 Shares	8,134,274

	Total Fixed Income	26,039,906

	International Equity — 3.3%
216,473	JPMorgan Emerging Economies Fund, Class R6 Shares	2,543,559
128,402	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,907,018

	Total International Equity	5,450,577

	Money Market — 1.4%
2,350,270	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	2,350,270

	Total Investment Companies (Cost $39,325,566)	40,660,421

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
190,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $189,877)	190,111

	Total Investments — 99.1% (Cost $147,812,218)	162,452,993
	Other Assets in Excess of Liabilities — 0.9%	1,429,645

	NET ASSETS — 100.0%	$163,882,638

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	E-mini S&P 500	12/16/16	USD	$1,512,280	$31,069

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,810,018
Aggregate gross unrealized depreciation	(169,243)

Net unrealized appreciation/depreciation	$14,640,775

Federal income tax cost of investments	$147,812,218

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$162,262,882	$190,111	$—	$162,452,993

Appreciation in Other Financial Instruments
Futures Contracts	$31,069	$—	$—	$31,069

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 76.3%
	Fixed Income — 7.4%
78,024	iShares Core U.S. Aggregate Bond ETF	8,771,458

	International Equity — 22.6%
394,332	iShares Core MSCI EAFE ETF	21,743,467
107,310	iShares Core MSCI Emerging Markets ETF	4,894,409

	Total International Equity	26,637,876

	U.S. Equity — 46.3%
33,007	iShares Russell 2000 ETF	4,099,799
34,687	iShares Russell Mid-Cap ETF	6,046,638
224,035	Vanguard S&P 500 ETF	44,513,514

	Total U.S. Equity	54,659,951

	Total Exchange-Traded Funds (Cost $80,690,309)	90,069,285

Investment Companies — 21.9% (b)
	Alternative Assets — 4.6%
376,138	JPMorgan Realty Income Fund, Class R6 Shares	5,446,472

	Fixed Income — 12.2%
345,447	JPMorgan Core Bond Fund, Class R6 Shares	4,138,460
212,499	JPMorgan Corporate Bond Fund, Class R6 Shares	2,190,865
282,142	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,375,639
24,245	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	203,412
751,709	JPMorgan High Yield Fund, Class R6 Shares	5,517,545

	Total Fixed Income	14,425,921

	International Equity — 3.7%
160,742	JPMorgan Emerging Economies Fund, Class R6 Shares	1,888,716
107,760	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,439,680

	Total International Equity	4,328,396

	Money Market — 1.4%
1,673,762	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	1,673,762

	Total Investment Companies (Cost $24,774,323)	25,874,551

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
310,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $309,740)	310,181

	Total Investments — 98.5% (Cost $105,774,372)	116,254,017
	Other Assets in Excess of Liabilities — 1.5%	1,735,671

	NET ASSETS — 100.0%	$117,989,688

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	E-mini S&P 500	12/16/16	USD	$1,080,200	$22,192

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,521,080
Aggregate gross unrealized depreciation	(41,435)

Net unrealized appreciation/depreciation	$10,479,645

Federal income tax cost of investments	$105,774,372

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Futures are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$115,943,836	$310,181	$—	$116,254,017

Appreciation in Other Financial Instruments
Futures Contracts	$22,192	$—	$—	$22,192

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 79.5%
	Fixed Income — 4.6%
46,337	iShares Core U.S. Aggregate Bond ETF	5,209,206

	International Equity — 24.6%
418,040	iShares Core MSCI EAFE ETF	23,050,725
108,916	iShares Core MSCI Emerging Markets ETF	4,967,659

	Total International Equity	28,018,384

	U.S. Equity — 50.3%
34,732	iShares Russell 2000 ETF	4,314,062
36,500	iShares Russell Mid-Cap ETF	6,362,680
234,221	Vanguard S&P 500 ETF	46,537,370

	Total U.S. Equity	57,214,112

	Total Exchange-Traded Funds (Cost $80,673,454)	90,441,702

Investment Companies — 19.0% (b)
	Alternative Assets — 5.2%
404,802	JPMorgan Realty Income Fund, Class R6 Shares	5,861,532

	Fixed Income — 8.3%
53,699	JPMorgan Core Bond Fund, Class R6 Shares	643,317
145,087	JPMorgan Corporate Bond Fund, Class R6 Shares	1,495,842
242,877	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,045,021
23,317	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	195,632
687,955	JPMorgan High Yield Fund, Class R6 Shares	5,049,592

	Total Fixed Income	9,429,404

	International Equity — 4.2%
196,483	JPMorgan Emerging Economies Fund, Class R6 Shares	2,308,681
111,703	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,528,950

	Total International Equity	4,837,631

	Money Market — 1.3%
1,440,992	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	1,440,992

	Total Investment Companies (Cost $20,665,042)	21,569,559

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
290,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $289,756)	290,170

	Total Investments — 98.7% (Cost $101,628,252)	112,301,431
	Other Assets in Excess of Liabilities — 1.3%	1,444,627

	NET ASSETS — 100.0%	$113,746,058

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
12	E-mini S&P 500	12/16/16	USD	$1,296,240	$26,631

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,749,809
Aggregate gross unrealized depreciation	(76,630)

Net unrealized appreciation/depreciation	$10,673,179

Federal income tax cost of investments	$101,628,252

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$112,011,261	$290,170	$—	$112,301,431

Appreciation in Other Financial Instruments
Futures Contracts	$26,631	$—	$—	$26,631

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 79.9%
	Fixed Income — 4.6%
29,603	iShares Core U.S. Aggregate Bond ETF	3,327,969

	International Equity — 24.9%
265,127	iShares Core MSCI EAFE ETF	14,619,103
71,326	iShares Core MSCI Emerging Markets ETF	3,253,179

	Total International Equity	17,872,282

	U.S. Equity — 50.4%
21,574	iShares Russell 2000 ETF	2,679,707
23,281	iShares Russell Mid-Cap ETF	4,058,344
148,644	Vanguard S&P 500 ETF	29,534,076

	Total U.S. Equity	36,272,127

	Total Exchange-Traded Funds (Cost $52,131,323)	57,472,378

Investment Companies — 18.9% (b)
	Alternative Assets — 5.1%
254,530	JPMorgan Realty Income Fund, Class R6 Shares	3,685,593

	Fixed Income — 8.3%
39,609	JPMorgan Core Bond Fund, Class R6 Shares	474,510
87,629	JPMorgan Corporate Bond Fund, Class R6 Shares	903,455
156,630	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,318,824
10,473	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	87,866
429,797	JPMorgan High Yield Fund, Class R6 Shares	3,154,712

	Total Fixed Income	5,939,367

	International Equity — 4.1%
111,522	JPMorgan Emerging Economies Fund, Class R6 Shares	1,310,381
71,433	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,617,236

	Total International Equity	2,927,617

	Money Market — 1.4%
1,038,607	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	1,038,607

	Total Investment Companies (Cost $13,011,436)	13,591,184

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
270,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $269,773)	270,158

	Total Investments — 99.2% (Cost $65,412,532)	71,333,720
	Other Assets in Excess of Liabilities — 0.8%	546,398

	NET ASSETS — 100.0%	$71,880,118

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	E-mini S&P 500	12/16/16	USD	$756,140	$13,308

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,934,975
Aggregate gross unrealized depreciation	(13,787)

Net unrealized appreciation/depreciation	$5,921,188

Federal income tax cost of investments	$65,412,532

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$71,063,562	$270,158	$—	$71,333,720

Appreciation in Other Financial Instruments
Futures Contracts	$13,308	$—	$—	$13,308

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 79.0%
	Fixed Income — 4.4%
21,477	iShares Core U.S. Aggregate Bond ETF	2,414,444

	International Equity — 24.6%
198,554	iShares Core MSCI EAFE ETF	10,948,268
54,161	iShares Core MSCI Emerging Markets ETF	2,470,283

	Total International Equity	13,418,551

	U.S. Equity — 50.0%
16,544	iShares Russell 2000 ETF	2,054,930
17,390	iShares Russell Mid-Cap ETF	3,031,425
111,579	Vanguard S&P 500 ETF	22,169,632

	Total U.S. Equity	27,255,987

	Total Exchange Traded Funds (Cost $39,025,769)	43,088,982

Investment Companies — 18.6% (b)
	Alternative Assets — 5.1%
192,129	JPMorgan Realty Income Fund, Class R6 Shares	2,782,029

	Fixed Income — 8.4%
36,269	JPMorgan Core Bond Fund, Class R6 Shares	434,506
63,457	JPMorgan Corporate Bond Fund, Class R6 Shares	654,244
119,082	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,002,672
7,310	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	61,331
329,527	JPMorgan High Yield Fund, Class R6 Shares	2,418,725

	Total Fixed Income	4,571,478

	International Equity — 4.0%
87,454	JPMorgan Emerging Economies Fund, Class R6 Shares	1,027,580
51,636	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,169,050

	Total International Equity	2,196,630

	Money Market — 1.1%
591,722	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	591,722

	Total Investment Companies (Cost $9,752,574)	10,141,859

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
165,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $164,861)	165,096

	Total Investments — 97.9% (Cost $48,943,204)	53,395,937
	Other Assets in Excess of Liabilities — 2.1%	1,170,114

	NET ASSETS — 100.0%	$54,566,051

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	E-mini S&P 500	12/16/16	USD	$540,100	$11,097

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC)by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,462,324
Aggregate gross unrealized depreciation	(9,591)

Net unrealized appreciation/depreciation	$4,452,733

Federal income tax cost of investments	$48,943,204

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$53,230,841	$165,096	$—	$53,395,937

Appreciation in Other Financial Instruments
Futures Contracts	$11,097	$—	$—	$11,097

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 79.6%
	Fixed Income — 4.4%
8,793	iShares Core U.S. Aggregate Bond ETF	988,509

	International Equity — 24.8%
82,468	iShares Core MSCI EAFE ETF	4,547,286
22,884	iShares Core MSCI Emerging Markets ETF	1,043,739

	Total International Equity	5,591,025

	U.S. Equity — 50.4%
6,730	iShares Russell 2000 ETF	835,933
7,317	iShares Russell Mid-Cap ETF	1,275,499
46,463	Vanguard S&P 500 ETF	9,231,734

	Total U.S. Equity	11,343,166

	Total Exchange Traded Funds (Cost $16,435,633)	17,922,700

Investment Companies — 19.4% (b)
	Alternative Assets — 5.1%
79,478	JPMorgan Realty Income Fund, Class R6 Shares	1,150,835

	Fixed Income — 8.4%
17,956	JPMorgan Core Bond Fund, Class R6 Shares	215,107
25,805	JPMorgan Corporate Bond Fund, Class R6 Shares	266,047
48,189	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	405,752
3,805	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	31,928
132,895	JPMorgan High Yield Fund, Class R6 Shares	975,453

	Total Fixed Income	1,894,287

	International Equity — 4.0%
34,856	JPMorgan Emerging Economies Fund, Class R6 Shares	409,564
22,042	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	499,040

	Total International Equity	908,604

	Money Market — 1.9%
418,639	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	418,639

	Total Investment Companies (Cost $4,206,181)	4,372,365

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
40,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $39,986)	40,023

	Total Investments — 99.2% (Cost $20,681,800)	22,335,088
	Other Assets in Excess of Liabilities — 0.8%	181,438

	NET ASSETS — 100.0%	$22,516,526

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini S&P 500	12/16/16	USD	$216,040	$4,438

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,657,586
Aggregate gross unrealized depreciation	(4,298)

Net unrealized appreciation/depreciation	$1,653,288

Federal income tax cost of investments	$20,681,800

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,295,065	$40,023	$—	$22,335,088

Appreciation in Other Financial Instruments
Futures Contracts	$4,438	$—	$—	$4,438

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — 81.7%
	Fixed Income — 4.7%
422	iShares Core U.S. Aggregate Bond ETF	47,441

	International Equity — 25.0%
3,733	iShares Core MSCI EAFE ETF	205,837
1,000	iShares Core MSCI Emerging Markets ETF	45,610

	Total International Equity	251,447

	U.S. Equity — 52.0%
307	iShares Russell 2000 ETF	38,132
325	iShares Russell Mid-Cap ETF	56,654
2,150	Vanguard S&P 500 ETF	427,184

	Total U.S. Equity	521,970

	Total Exchange Traded Funds (Cost $816,475)	820,858

Investment Companies — 18.4% (b)
	Alternative Assets — 5.2%
3,641	JPMorgan Realty Income Fund, Class R6 Shares	52,723

	Fixed Income — 8.4%
449	JPMorgan Core Bond Fund, Class R6 Shares	5,381
1,311	JPMorgan Corporate Bond Fund, Class R6 Shares	13,521
2,261	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	19,039
121	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	1,018
6,122	JPMorgan High Yield Fund, Class R6 Shares	44,939

	Total Fixed Income	83,898

	International Equity — 4.2%
1,606	JPMorgan Emerging Economies Fund, Class R6 Shares	18,869
1,019	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	23,081

	Total International Equity	41,950

	Money Market — 0.6%
5,938	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	5,938

	Total Investment Companies (Cost $184,942)	184,509

	Total Investments — 100.1% (Cost $1,001,417)	1,005,367
	Liabilities in Excess of Other Assets — (0.1)%	(961)

	NET ASSETS — 100.0%	$1,004,406

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange-Traded Fund
MSCI	—	Morgan Stanley Capital International

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,622
Aggregate gross unrealized depreciation	(1,672)

Net unrealized appreciation/depreciation	$3,950

Federal income tax cost of investments	$1,001,417

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,005,367	$—	$—	$1,005,367

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 56.4%
	Fixed Income — 24.4%
86,319	iShares Core U.S. Aggregate Bond ETF	9,703,982
36,633	iShares TIPS Bond ETF	4,267,378

	Total Fixed Income	13,971,360

	International Equity — 10.0%
82,174	iShares Core MSCI EAFE ETF	4,531,074
26,544	iShares Core MSCI Emerging Markets ETF	1,210,672

	Total International Equity	5,741,746

	U.S. Equity — 22.0%
6,974	iShares Russell 2000 ETF	866,241
7,128	iShares Russell Mid-Cap ETF	1,242,553
53,047	Vanguard S&P 500 ETF	10,539,908

	Total U.S. Equity	12,648,702

	Total Exchange Traded Funds (Cost $29,571,901)	32,361,808

Investment Companies — 41.0% (b)
	Alternative Assets — 2.9%
49,334	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	443,023
85,028	JPMorgan Realty Income Fund, Class R6 Shares	1,231,202

	Total Alternative Assets	1,674,225

	Fixed Income — 27.6%
521,864	JPMorgan Core Bond Fund, Class R6 Shares	6,251,934
196,679	JPMorgan Corporate Bond Fund, Class R6 Shares	2,027,755
213,184	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,795,013
6,927	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares (a)	58,119
155,247	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,456,216
577,562	JPMorgan High Yield Fund, Class R6 Shares	4,239,306

	Total Fixed Income	15,828,343

	International Equity — 1.8%
40,200	JPMorgan Emerging Economies Fund, Class R6 Shares	472,347
25,400	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	575,062

	Total International Equity	1,047,409

	Money Market — 8.7%
4,981,529	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	4,981,529

	Total Investment Companies (Cost $23,053,672)	23,531,506

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
25,000	U.S. Treasury Note, 0.500%, 01/31/17 (Cost $25,001)	25,015

	Total Investments — 97.5% (Cost $52,650,574)	55,918,329
	Other Assets in Excess of Liabilities — 2.5%	1,449,731

	NET ASSETS — 100.0%	$57,368,060

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,378,901
Aggregate gross unrealized depreciation	(111,146)

Net unrealized appreciation/depreciation	$3,267,755

Federal income tax cost of investments	$52,650,574

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$55,893,314	$25,015	$—	$55,918,329

(a)	All portfolio holdings designated as level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 124.2%
Common Stocks — 123.6%
	Consumer Discretionary — 15.8%
	Automobiles — 0.5%
46	General Motors Co.	1,474

	Hotels, Restaurants & Leisure — 3.1%
39	McDonald’s Corp. (j)	4,442
90	Restaurant Brands International, Inc., (Canada)	4,012
17	Yum! Brands, Inc.	1,553

		10,007

	Household Durables — 0.7%
75	D.R. Horton, Inc.	2,274

	Internet & Direct Marketing Retail — 1.1%
1	Amazon.com, Inc. (a)	1,005
22	Expedia, Inc. (j)	2,591

		3,596

	Leisure Products — 0.2%
9	Hasbro, Inc.	690

	Media — 3.5%
41	CBS Corp. (Non-Voting), Class B	2,266
64	Comcast Corp., Class A (j)	4,249
23	DISH Network Corp., Class A (a) (j)	1,282
138	Twenty-First Century Fox, Inc., Class A	3,335

		11,132

	Multiline Retail — 1.7%
29	Kohl’s Corp.	1,256
61	Target Corp.	4,189

		5,445

	Specialty Retail — 3.3%
50	Home Depot, Inc. (The)	6,438
42	Lowe’s Cos., Inc.	3,033
37	Urban Outfitters, Inc. (a)	1,270

		10,741

	Textiles, Apparel & Luxury Goods — 1.7%
62	Coach, Inc.	2,263
28	PVH Corp.	3,050

		5,313

	Total Consumer Discretionary	50,672

	Consumer Staples — 12.6%
	Beverages — 1.0%
6	Molson Coors Brewing Co., Class B	659
24	PepsiCo, Inc.	2,556

		3,215

	Food & Staples Retailing — 3.8%
60	Walgreens Boots Alliance, Inc. (j)	4,877
101	Wal-Mart Stores, Inc. (j)	7,248

		12,125

	Food Products — 4.5%
36	General Mills, Inc. (j)	2,268
34	Ingredion, Inc.	4,458
89	Pilgrim’s Pride Corp. (j)	1,875
79	Tyson Foods, Inc., Class A	5,914

		14,515

	Household Products — 0.7%
46	Energizer Holdings, Inc.	2,284

	Personal Products — 1.1%
23	Edgewell Personal Care Co. (a)	1,799
30	Herbalife Ltd. (a)	1,828

		3,627

	Tobacco — 1.5%
99	Reynolds American, Inc. (j)	4,649

	Total Consumer Staples	40,415

	Energy — 7.2%
	Energy Equipment & Services — 3.3%
19	Baker Hughes, Inc.	959
179	Ensco plc, (United Kingdom), Class A	1,524
77	FMC Technologies, Inc. (a)	2,279
36	Frank’s International N.V., (Netherlands)	465
71	National Oilwell Varco, Inc. (j)	2,590
159	Noble Corp. plc, (United Kingdom) (j)	1,005
240	Seadrill Ltd., (United Kingdom) (a)	570
58	Superior Energy Services, Inc.	1,044

		10,436

	Oil, Gas & Consumable Fuels — 3.9%
42	Apache Corp.	2,676
242	Denbury Resources, Inc. (a)	782
58	Devon Energy Corp.	2,572
7	Exxon Mobil Corp.	646
109	Marathon Oil Corp. (j)	1,728
79	Valero Energy Corp. (j)	4,197

		12,601

	Total Energy	23,037

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Financials — 13.6%
	Banks — 8.1%
196	Bank of America Corp. (j)	3,067
175	Citigroup, Inc.	8,250
20	Comerica, Inc.	956
50	PNC Financial Services Group, Inc. (The) (j)	4,496
24	Popular, Inc., (Puerto Rico)	913
189	Wells Fargo & Co. (j)	8,381

		26,063

	Capital Markets — 0.3%
17	Morgan Stanley	542
5	MSCI, Inc.	395

		937

	Consumer Finance — 1.6%
24	Capital One Financial Corp.	1,710
62	Discover Financial Services	3,526

		5,236

	Insurance — 3.6%
39	Allstate Corp. (The) (j)	2,667
77	American International Group, Inc.	4,540
63	Hartford Financial Services Group, Inc. (The)	2,710
13	Travelers Cos., Inc. (The)	1,512

		11,429

	Total Financials	43,665

	Health Care — 18.9%
	Biotechnology — 6.6%
39	Amgen, Inc.	6,452
4	Biogen, Inc. (a)	1,127
15	Celgene Corp. (a)	1,589
103	Gilead Sciences, Inc.	8,172
29	Neurocrine Biosciences, Inc. (a) (j)	1,443
26	Vertex Pharmaceuticals, Inc. (a) (j)	2,253

		21,036

	Health Care Equipment & Supplies — 2.3%
27	Baxter International, Inc.	1,281
16	C.R. Bard, Inc. (j)	3,476
72	Hologic, Inc. (a)	2,780

		7,537

	Health Care Providers & Services — 6.5%
14	Aetna, Inc. (j)	1,570
26	AmerisourceBergen Corp.	2,133
29	Anthem, Inc. (j)	3,634
	Health Care Providers & Services — continued
40	Cigna Corp.	5,148
11	Express Scripts Holding Co. (a)	748
22	Humana, Inc. (j)	3,856
20	McKesson Corp. (j)	3,285
5	WellCare Health Plans, Inc. (a)	620

		20,994

	Pharmaceuticals — 3.5%
45	Merck & Co., Inc.	2,834
244	Pfizer, Inc. (j)	8,268

		11,102

	Total Health Care	60,669

	Industrials — 12.5%
	Aerospace & Defense — 4.1%
19	Huntington Ingalls Industries, Inc.	2,961
39	Northrop Grumman Corp.	8,237
15	Raytheon Co.	2,013

		13,211

	Airlines — 2.4%
93	Delta Air Lines, Inc.	3,660
15	Southwest Airlines Co.	572
66	United Continental Holdings, Inc. (a)	3,458

		7,690

	Building Products — 0.3%
33	Masco Corp.	1,142

	Commercial Services & Supplies — 0.4%
74	R.R. Donnelley & Sons Co.	1,165

	Construction & Engineering — 1.0%
38	AECOM (a) (j)	1,121
3	Fluor Corp.	134
40	Jacobs Engineering Group, Inc. (a)	2,053

		3,308

	Electrical Equipment — 0.2%
5	Rockwell Automation, Inc.	636

	Machinery — 3.7%
47	Allison Transmission Holdings, Inc. (j)	1,342
53	Illinois Tool Works, Inc. (j)	6,364
25	PACCAR, Inc.	1,446
21	Parker-Hannifin Corp.	2,636

		11,788

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Trading Companies & Distributors — 0.4%
19	WESCO International, Inc. (a)	1,144

	Total Industrials	40,084

	Information Technology — 32.9%
	Communications Equipment — 2.4%
163	Cisco Systems, Inc. (j)	5,170
31	Motorola Solutions, Inc.	2,395

		7,565

	Electronic Equipment, Instruments & Components — 0.4%
13	SYNNEX Corp.	1,449

	Internet Software & Services — 2.3%
3	Alphabet, Inc., Class C (a) (j)	2,643
47	eBay, Inc. (a)	1,553
42	VeriSign, Inc. (a)	3,278

		7,474

	IT Services — 4.7%
97	Computer Sciences Corp. (j)	5,080
67	Leidos Holdings, Inc. (j)	2,883
20	MasterCard, Inc. (j)	2,056
29	Vantiv, Inc., Class A (a)	1,632
40	Visa, Inc., Class A	3,300

		14,951

	Semiconductors & Semiconductor Equipment — 6.2%
52	Lam Research Corp. (j)	4,915
155	Marvell Technology Group Ltd., (Bermuda)	2,058
142	Maxim Integrated Products, Inc. (j)	5,670
45	Micron Technology, Inc. (a)	795
92	QUALCOMM, Inc. (j)	6,275

		19,713

	Software — 8.2%
41	Activision Blizzard, Inc. (j)	1,794
237	Microsoft Corp.	13,631
80	Nuance Communications, Inc. (a)	1,160
155	Oracle Corp. (j)	6,092
23	Take-Two Interactive Software, Inc. (a)	1,055
134	TiVo Corp. (a)	2,603

		26,335

	Technology Hardware, Storage & Peripherals — 8.7%
146	Apple, Inc. (j)	16,471
203	Hewlett Packard Enterprise Co. (j)	4,612
192	HP, Inc.	2,977
59	NCR Corp. (a)	1,913
33	Western Digital Corp.	1,953

		27,926

	Total Information Technology	105,413

	Materials — 2.1%
	Chemicals — 1.3%
50	LyondellBasell Industries N.V., Class A	4,033

	Metals & Mining — 0.8%
16	Nucor Corp.	782
75	Steel Dynamics, Inc.	1,869

		2,651

	Total Materials	6,684

	Real Estate — 1.4%
	Equity Real Estate Investment Trusts (REITs) — 1.4%
27	American Tower Corp.	3,094
16	Equity Commonwealth (a)	483
5	Simon Property Group, Inc.	973

	Total Real Estate	4,550

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 2.1%
57	AT&T, Inc. (j)	2,309
84	Verizon Communications, Inc. (j)	4,379

	Total Telecommunication Services	6,688

	Utilities — 4.5%
	Electric Utilities — 2.4%
64	Edison International (j)	4,653
24	NextEra Energy, Inc.	2,887

		7,540

	Gas Utilities — 1.9%
135	UGI Corp. (j)	6,102

	Multi-Utilities — 0.2%
11	SCANA Corp.	767

	Total Utilities	14,409

	Total Common Stocks (Cost $310,923)	396,286

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.6%
	Investment Company —0.6%
1,773	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $1,773)	1,773

	Total Investments —124.2% (Cost $312,696)	398,059
	Liabilities in Excess of Other Assets — (24.2)%	(77,666)

	NET ASSETS — 100.0%	$320,393

Short Positions — 25.7%
Common Stocks — 25.7%
	Consumer Discretionary — 3.9%
	Auto Components — 0.6%
52	BorgWarner, Inc.	1,843

	Hotels, Restaurants & Leisure — 0.9%
28	Marriott International, Inc., Class A	1,885
20	Norwegian Cruise Line Holdings Ltd. (a)	762
3	Wynn Resorts Ltd.	302

		2,949

	Leisure Products — 0.5%
19	Polaris Industries, Inc.	1,464

	Media — 0.6%
25	AMC Networks, Inc., Class A (a)	1,286
9	Walt Disney Co. (The)	808

		2,094

	Specialty Retail — 0.8%
51	CarMax, Inc. (a)	2,732

	Textiles, Apparel & Luxury Goods — 0.5%
43	Under Armour, Inc., Class A (a)	1,663

	Total Consumer Discretionary	12,745

	Consumer Staples — 2.4%
	Beverages — 0.6%
40	Brown-Forman Corp., Class B	1,902

	Food Products — 0.7%
23	McCormick & Co., Inc. (Non-Voting)	2,318

	Household Products — 1.1%
7	Clorox Co. (The)	814
36	Colgate-Palmolive Co.	2,647

		3,461

	Total Consumer Staples	7,681

	Financials — 0.1%
	Consumer Finance — 0.1%
48	SLM Corp. (a)	359

	Health Care — 4.8%
	Biotechnology — 0.3%
12	Bluebird Bio, Inc. (a)	834

	Health Care Equipment & Supplies — 0.9%
33	DexCom, Inc. (a)	2,884

	Health Care Providers & Services — 1.3%
10	Acadia Healthcare Co., Inc. (a)	481
42	Patterson Cos., Inc.	1,943
50	Team Health Holdings, Inc. (a)	1,621

		4,045

	Health Care Technology — 1.6%
16	athenahealth, Inc. (a)	1,993
53	Cerner Corp. (a)	3,260

		5,253

	Pharmaceuticals — 0.7%
2	Allergan plc (a)	438
50	Catalent, Inc. (a)	1,279
7	Perrigo Co. plc, (Ireland)	646

		2,363

	Total Health Care	15,379

	Industrials — 3.6%
	Aerospace & Defense — 1.3%
93	Hexcel Corp.	4,133

	Commercial Services & Supplies — 0.5%
62	Covanta Holding Corp.	959
9	Stericycle, Inc. (a)	713

		1,672

	Electrical Equipment — 0.3%
3	Acuity Brands, Inc.	900

	Professional Services — 0.3%
13	Verisk Analytics, Inc. (a)	1,024

	Road & Rail — 0.2%
10	Ryder System, Inc.	660

	Trading Companies & Distributors — 1.0%
33	Fastenal Co.	1,359

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Trading Companies & Distributors — continued
8	W.W. Grainger, Inc.	1,731

		3,090

	Total Industrials	11,479

	Information Technology — 7.2%
	Communications Equipment — 0.9%
4	Arista Networks, Inc. (a)	298
19	Juniper Networks, Inc.	450
28	ViaSat, Inc. (a)	2,090

		2,838

	Electronic Equipment, Instruments & Components — 3.6%
31	Amphenol Corp., Class A	2,026
26	CDW Corp.	1,175
42	Fitbit, Inc., Class A (a)	625
17	IPG Photonics Corp. (a)	1,416
91	Jabil Circuit, Inc.	1,986
14	Keysight Technologies, Inc. (a)	444
72	National Instruments Corp.	2,055
27	Zebra Technologies Corp., Class A (a)	1,900

		11,627

	IT Services — 1.1%
65	Booz Allen Hamilton Holding Corp.	2,067
23	Paychex, Inc.	1,308

		3,375

	Semiconductors & Semiconductor Equipment — 0.6%
13	Microchip Technology, Inc.	802
14	Skyworks Solutions, Inc.	1,066

		1,868

	Software — 1.0%
12	ServiceNow, Inc. (a)	926
8	Splunk, Inc. (a)	469
21	SS&C Technologies Holdings, Inc.	672
9	Tableau Software, Inc., Class A (a)	470
4	Ultimate Software Group, Inc. (The) (a)	797

		3,334

	Total Information Technology	23,042

	Materials — 1.5%
	Metals & Mining — 1.5%
265	Alcoa, Inc.	2,690
	Metals & Mining — continued
28	Compass Minerals International, Inc.	2,064

	Total Materials	4,754

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.2%
128	Frontier Communications Corp.	534

	Wireless Telecommunication Services — 0.6%
310	Sprint Corp. (a)	2,056

	Total Telecommunication Services	2,590

	Utilities — 1.4%
	Multi-Utilities — 0.9%
40	Dominion Resources, Inc.	2,941

	Water Utilities — 0.5%
50	Aqua America, Inc.	1,536

	Total Utilities	4,477

	Total Securities Sold Short (Proceeds $79,466)	$82,506

Percentages indicated are based on net assets.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
51	E-mini S&P 500	12/16/16	USD	5,509	35

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of the security is segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,810
Aggregate gross unrealized depreciation	(3,447)

Net unrealized appreciation/depreciation	$85,363

Federal income tax cost of investments	$312,696

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$398,059	$—	$—	$398,059

Total Liabilities for Securities Sold Short (a)	$(82,506)	$—	$—	$(82,506)

Appreciation in Other Financial Instruments
Futures Contracts	$35	$—	$—	$35

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

Futures title can’t be erased – repair at printer

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Consumer Discretionary — 15.3%
	Auto Components — 0.8%
1,290	Delphi Automotive plc, (United Kingdom)	92,038
93	Johnson Controls International plc	4,349

		96,387

	Automobiles — 1.2%
1,391	Ford Motor Co.	16,790
4,119	General Motors Co.	130,853

		147,643

	Hotels, Restaurants & Leisure — 1.2%
254	Carnival Corp.	12,388
979	Royal Caribbean Cruises Ltd.	73,363
1,005	Starbucks Corp.	54,386
47	Yum! Brands, Inc.	4,282

		144,419

	Household Durables — 1.4%
1,352	D.R. Horton, Inc.	40,832
506	Harman International Industries, Inc.	42,715
144	Mohawk Industries, Inc. (a)	28,840
425	PulteGroup, Inc.	8,521
1,050	Toll Brothers, Inc. (a)	31,353
91	Whirlpool Corp.	14,832

		167,093

	Internet & Direct Marketing Retail — 2.1%
311	Amazon.com, Inc. (a)	260,534

	Media — 5.0%
239	Charter Communications, Inc., Class A (a)	64,447
1,324	Comcast Corp., Class A	87,833
1,498	DISH Network Corp., Class A (a)	82,055
2,638	Time Warner, Inc.	210,027
175	Time, Inc.	2,541
2,420	Twenty-First Century Fox, Inc., Class A	58,621
504	Twenty-First Century Fox, Inc., Class B	12,465
919	Walt Disney Co. (The)	85,328

		603,317

	Specialty Retail — 3.6%
535	Best Buy Co., Inc.	20,432
871	Home Depot, Inc. (The)	112,030
2,669	Lowe’s Cos., Inc.	192,753
21	O’Reilly Automotive, Inc. (a)	5,888
1,445	TJX Cos., Inc. (The)	108,085

		439,188

	Total Consumer Discretionary	1,858,581

	Consumer Staples — 6.5%
	Beverages — 3.1%
315	Constellation Brands, Inc., Class A	52,496
1,031	Molson Coors Brewing Co., Class B	113,149
1,950	PepsiCo, Inc.	212,058

		377,703

	Food & Staples Retailing — 0.9%
239	Costco Wholesale Corp.	36,440
2,412	Kroger Co. (The)	71,589

		108,029

	Food Products — 1.3%
3,626	Mondelez International, Inc., Class A	159,203

	Household Products — 0.8%
436	Kimberly-Clark Corp.	55,017
420	Procter & Gamble Co. (The)	37,653

		92,670

	Tobacco — 0.4%
293	Philip Morris International, Inc.	28,508
441	Reynolds American, Inc.	20,788

		49,296

	Total Consumer Staples	786,901

	Energy — 7.4%
	Energy Equipment & Services — 0.7%
1,058	Schlumberger Ltd.	83,190

	Oil, Gas & Consumable Fuels — 6.7%
298	Anadarko Petroleum Corp.	18,897
313	Chevron Corp.	32,254
558	Concho Resources, Inc. (a)	76,665
29	ConocoPhillips	1,265
680	Diamondback Energy, Inc. (a)	65,676
154	Energen Corp.	8,883
2,134	EOG Resources, Inc.	206,417
1,110	EQT Corp.	80,584
1,737	Occidental Petroleum Corp.	126,634
144	Parsley Energy, Inc., Class A (a)	4,813
927	Pioneer Natural Resources Co.	172,055
179	TransCanada Corp., (Canada)	8,495
345	Valero Energy Corp.	18,275

		820,913

	Total Energy	904,103

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Financials — 14.3%
	Banks — 5.2%
3,167	Bank of America Corp.	49,565
510	BB&T Corp.	19,240
3,521	Citigroup, Inc.	166,293
235	East West Bancorp, Inc.	8,641
6,640	KeyCorp	80,806
2,427	Regions Financial Corp.	23,954
501	SunTrust Banks, Inc.	21,960
133	SVB Financial Group (a)	14,730
5,508	Wells Fargo & Co.	243,913
159	Zions Bancorporation	4,923

		634,025

	Capital Markets — 3.2%
149	BlackRock, Inc.	53,986
1,693	Charles Schwab Corp. (The)	53,458
426	Goldman Sachs Group, Inc. (The)	68,722
309	Intercontinental Exchange, Inc.	83,307
4,142	Morgan Stanley	132,801

		392,274

	Consumer Finance — 1.1%
1,048	Capital One Financial Corp.	75,267
930	Discover Financial Services	52,580

		127,847

	Insurance — 4.8%
451	American International Group, Inc.	26,761
1,054	Arthur J. Gallagher & Co.	53,601
1,606	Chubb Ltd., (Switzerland)	201,744
57	Everest Re Group Ltd., (Bermuda)	10,780
2,311	Hartford Financial Services Group, Inc. (The)	98,968
711	Marsh & McLennan Cos., Inc.	47,829
3,100	MetLife, Inc.	137,738
128	XL Group Ltd., (Bermuda)	4,313

		581,734

	Total Financials	1,735,880

	Health Care — 15.3%
	Biotechnology — 3.4%
629	Alexion Pharmaceuticals, Inc. (a)	77,022
375	Biogen, Inc. (a)	117,420
334	BioMarin Pharmaceutical, Inc. (a)	30,925
405	Celgene Corp. (a)	42,351
929	Gilead Sciences, Inc.	73,535
845	Vertex Pharmaceuticals, Inc. (a)	73,719

		414,972

	Health Care Equipment & Supplies — 1.5%
1,064	Abbott Laboratories	45,009
5,243	Boston Scientific Corp. (a)	124,776
83	Danaher Corp.	6,467

		176,252

	Health Care Providers & Services — 3.9%
745	Aetna, Inc.	86,023
109	Cigna Corp.	14,221
416	Humana, Inc.	73,590
41	McKesson Corp.	6,818
2,126	UnitedHealth Group, Inc.	297,642

		478,294

	Life Sciences Tools & Services — 0.8%
1,000	Agilent Technologies, Inc.	47,107
279	Illumina, Inc. (a)	50,729

		97,836

	Pharmaceuticals — 5.7%
698	Allergan plc (a)	160,795
1,793	Bristol-Myers Squibb Co.	96,685
1,530	Eli Lilly & Co.	122,767
1,012	Merck & Co., Inc.	63,147
7,368	Pfizer, Inc.	249,570

		692,964

	Total Health Care	1,860,318

	Industrials — 10.4%
	Aerospace & Defense — 1.5%
425	General Dynamics Corp.	65,965
129	L-3 Communications Holdings, Inc.	19,393
433	Northrop Grumman Corp.	92,705

		178,063

	Airlines — 1.4%
1,785	Delta Air Lines, Inc.	70,270
384	Southwest Airlines Co.	14,923
82	Spirit Airlines, Inc. (a)	3,486
1,432	United Continental Holdings, Inc. (a)	75,150

		163,829

	Building Products — 0.9%
777	Allegion plc, (Ireland)	53,544
32	Lennox International, Inc.	5,092
1,321	Masco Corp.	45,334

		103,970

	Commercial Services & Supplies — 0.0% (g)
61	Waste Connections, Inc., (Canada)	4,565

	Electrical Equipment — 0.3%
333	Eaton Corp. plc	21,878

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electrical Equipment — continued
263	Sensata Technologies Holding N.V. (a)	10,193

		32,071

	Industrial Conglomerates — 3.4%
8,269	General Electric Co.	244,914
1,461	Honeywell International, Inc.	170,331

		415,245

	Machinery — 1.9%
488	Ingersoll-Rand plc	33,124
673	PACCAR, Inc.	39,535
209	Snap-on, Inc.	31,807
1,063	Stanley Black & Decker, Inc.	130,721

		235,187

	Road & Rail — 1.0%
348	Canadian Pacific Railway Ltd., (Canada)	53,107
749	Union Pacific Corp.	73,041

		126,148

	Total Industrials	1,259,078

	Information Technology — 22.9%
	Electronic Equipment, Instruments & Components — 0.4%
742	TE Connectivity Ltd., (Switzerland)	47,778

	Internet Software & Services — 5.7%
323	Alphabet, Inc., Class A (a)	259,573
332	Alphabet, Inc., Class C (a)	258,351
1,362	Facebook, Inc., Class A (a)	174,642

		692,566

	IT Services — 3.9%
1,335	Accenture plc, (Ireland), Class A	163,054
999	Fidelity National Information Services, Inc.	76,984
230	First Data Corp., Class A (a)	3,021
419	MasterCard, Inc., Class A	42,675
177	PayPal Holdings, Inc. (a)	7,244
2,175	Visa, Inc., Class A	179,861
71	WEX, Inc. (a)	7,702

		480,541

	Semiconductors & Semiconductor Equipment — 6.2%
987	Analog Devices, Inc.	63,612
659	Applied Materials, Inc.	19,879
1,539	Broadcom Ltd., (Singapore)	265,482
999	Lam Research Corp.	94,614
346	Marvell Technology Group Ltd., (Bermuda)	4,592
1,071	NXP Semiconductors N.V., (Netherlands) (a)	109,284
331	QUALCOMM, Inc.	22,681
129	Skyworks Solutions, Inc.	9,820
2,280	Texas Instruments, Inc.	160,040

		750,004

	Software — 4.1%
865	Adobe Systems, Inc. (a)	93,881
6,657	Microsoft Corp.	383,421
302	Workday, Inc., Class A (a)	27,679

		504,981

	Technology Hardware, Storage & Peripherals — 2.6%
2,692	Apple, Inc.	304,379
755	HP, Inc.	11,730

		316,109

	Total Information Technology	2,791,979

	Materials — 2.7%
	Chemicals — 1.5%
764	CF Industries Holdings, Inc.	18,615
94	Dow Chemical Co. (The)	4,888
925	E.I. du Pont de Nemours & Co.	61,978
950	Eastman Chemical Co.	64,312
1,187	Mosaic Co. (The)	29,025
70	PPG Industries, Inc.	7,203

		186,021

	Construction Materials — 0.5%
88	Martin Marietta Materials, Inc.	15,781
435	Vulcan Materials Co.	49,437

		65,218

	Containers & Packaging — 0.6%
904	Crown Holdings, Inc. (a)	51,637
26	Sealed Air Corp.	1,208
498	WestRock Co.	24,127

		76,972

	Metals & Mining — 0.1%
267	United States Steel Corp.	5,028

	Total Materials	333,239

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
218	AvalonBay Communities, Inc.	38,748
756	Kimco Realty Corp.	21,888
410	Prologis, Inc.	21,946

	Total Real Estate	82,582

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 0.8%
2,376	AT&T, Inc.	96,491

	Wireless Telecommunication Services — 0.5%
1,351	T-Mobile US, Inc. (a)	63,102

	Total Telecommunication Services	159,593

	Utilities — 2.8%
	Electric Utilities — 2.1%
936	Edison International	67,590
33	Exelon Corp.	1,091
876	NextEra Energy, Inc.	107,145
599	PG&E Corp.	36,634
1,005	Xcel Energy, Inc.	41,342

		253,802

	Multi-Utilities — 0.7%
792	CMS Energy Corp.	33,280
740	Public Service Enterprise Group, Inc.	31,003
252	Sempra Energy	26,985

		91,268

	Total Utilities	345,070

	Total Common Stocks (Cost $8,885,006)	12,117,324

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
24	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
90,491	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $90,491)	90,491

	Total Investments — 100.3% (Cost $8,975,497)	12,207,815
	Liabilities in Excess of Other Assets — (0.3)%	(41,767)

	NET ASSETS — 100.0%	$12,166,048

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
361	E-mini S&P 500	12/16/16	USD	$38,995	$262

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,315,073
Aggregate gross unrealized depreciation	(82,755)

Net unrealized appreciation/depreciation	$3,232,318

Federal income tax cost of investments	$8,975,497

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$12,207,815	$—	$—	(b)	$12,207,815

Appreciation in Other Financial Instruments
Futures Contracts	$262	$—	$—		$262

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero.

There were no transfers between levels 1 and 2 during the period ended September 30, 2016.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 130.1%
Common Stocks — 129.3%
	Consumer Discretionary — 19.6%
	Auto Components — 1.5%
411	BorgWarner, Inc.	14,476
1,453	Delphi Automotive plc, (United Kingdom)	103,620
582	Johnson Controls International plc	27,081

		145,177

	Automobiles — 2.1%
6,495	General Motors Co.	206,347

	Hotels, Restaurants & Leisure — 2.2%
532	Carnival Corp.	25,965
1,375	Royal Caribbean Cruises Ltd. (j)	103,061
1,212	Starbucks Corp.	65,632
225	Yum! Brands, Inc.	20,438

		215,096

	Household Durables — 1.3%
1,672	D.R. Horton, Inc. (j)	50,499
559	Harman International Industries, Inc.	47,198
114	PulteGroup, Inc.	2,286
1,084	Toll Brothers, Inc. (a) (j)	32,362

		132,345

	Internet & Direct Marketing Retail — 2.1%
242	Amazon.com, Inc. (a)	202,545

	Media — 5.9%
39	AMC Networks, Inc., Class A (a)	2,012
223	Charter Communications, Inc., Class A (a) (j)	60,216
1,817	Comcast Corp., Class A (j)	120,517
1,505	DISH Network Corp., Class A (a)	82,448
2,344	Time Warner, Inc. (j)	186,607
309	Time, Inc.	4,475
2,643	Twenty-First Century Fox, Inc., Class A (j)	64,011
1,308	Twenty-First Century Fox, Inc., Class B	32,369
316	Walt Disney Co. (The)	29,323

		581,978

	Multiline Retail — 0.0% (g)
38	Dollar General Corp.	2,631

	Specialty Retail — 4.5%
13	Advance Auto Parts, Inc.	2,005
302	Best Buy Co., Inc.	11,542
737	Home Depot, Inc. (The)	94,791
2,600	Lowe’s Cos., Inc.	187,768
165	O’Reilly Automotive, Inc. (a) (j)	46,215
1,386	TJX Cos., Inc. (The) (j)	103,682

		446,003

	Textiles, Apparel & Luxury Goods — 0.0% (g)
20	Carter’s, Inc.	1,717

	Total Consumer Discretionary	1,933,839

	Consumer Staples — 6.8%
	Beverages — 3.2%
1,105	Molson Coors Brewing Co., Class B (j)	121,329
1,804	PepsiCo, Inc. (j)	196,252

		317,581

	Food & Staples Retailing — 0.8%
174	Costco Wholesale Corp.	26,466
954	Kroger Co. (The)	28,312
312	Walgreens Boots Alliance, Inc.	25,157

		79,935

	Food Products — 1.6%
3,487	Mondelez International, Inc., Class A	153,065

	Household Products — 0.9%
542	Kimberly-Clark Corp.	68,341
269	Procter & Gamble Co. (The)	24,153

		92,494

	Tobacco — 0.3%
262	Philip Morris International, Inc. (j)	25,509

	Total Consumer Staples	668,584

	Energy — 11.2%
	Energy Equipment & Services — 1.1%
1,387	Schlumberger Ltd.	109,065

	Oil, Gas & Consumable Fuels — 10.1%
340	Concho Resources, Inc. (a)	46,747
51	ConocoPhillips	2,227
545	Diamondback Energy, Inc. (a)	52,599
99	Energen Corp.	5,693
2,361	EOG Resources, Inc. (j)	228,351
1,411	EQT Corp. (j)	102,473
3,151	Occidental Petroleum Corp.	229,763
922	Pioneer Natural Resources Co. (j)	171,118
2,915	TransCanada Corp., (Canada)	138,616

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
297	Valero Energy Corp.	15,747

		993,334

	Total Energy	1,102,399

	Financials — 20.6%
	Banks — 6.3%
1,065	Bank of America Corp. (j)	16,663
4,607	Citigroup, Inc. (j)	217,590
70	First Republic Bank	5,412
6,086	KeyCorp	74,065
1,600	Regions Financial Corp.	15,796
69	SVB Financial Group (a)	7,673
65	Webster Financial Corp.	2,463
5,797	Wells Fargo & Co.	256,683
771	Zions Bancorporation	23,913

		620,258

	Capital Markets — 5.5%
183	BlackRock, Inc.	66,348
2,080	Charles Schwab Corp. (The)	65,664
816	Goldman Sachs Group, Inc. (The) (j)	131,640
472	Intercontinental Exchange, Inc.	127,121
4,731	Morgan Stanley (j)	151,691

		542,464

	Consumer Finance — 1.6%
432	Ally Financial, Inc.	8,418
1,335	Capital One Financial Corp.	95,905
870	Discover Financial Services (j)	49,219

		153,542

	Insurance — 7.2%
601	American International Group, Inc. (j)	35,685
1,250	Arthur J. Gallagher & Co.	63,594
2,262	Chubb Ltd., (Switzerland)	284,166
97	Everest Re Group Ltd., (Bermuda) (j)	18,356
2,039	Hartford Financial Services Group, Inc. (The)	87,297
1,194	Marsh & McLennan Cos., Inc. (j)	80,324
2,590	MetLife, Inc. (j)	115,055
822	XL Group Ltd., (Bermuda) (j)	27,642

		712,119

	Total Financials	2,028,383

	Health Care — 19.2%
	Biotechnology — 4.1%
584	Alexion Pharmaceuticals, Inc. (a)	71,570
358	Biogen, Inc. (a)	112,056
319	BioMarin Pharmaceutical, Inc. (a)	29,524
399	Celgene Corp. (a)	41,701
1,128	Gilead Sciences, Inc. (j)	89,259
685	Vertex Pharmaceuticals, Inc. (a) (j)	59,716

		403,826

	Health Care Equipment & Supplies — 2.2%
1,756	Abbott Laboratories	74,242
144	Becton, Dickinson and Co.	25,915
4,349	Boston Scientific Corp. (a)	103,500
186	Danaher Corp.	14,617

		218,274

	Health Care Providers & Services — 4.8%
485	Aetna, Inc.	56,023
375	Humana, Inc.	66,275
181	McKesson Corp.	30,119
2,262	UnitedHealth Group, Inc. (j)	316,658

		469,075

	Life Sciences Tools & Services — 0.9%
1,099	Agilent Technologies, Inc.	51,757
223	Illumina, Inc. (a)	40,441

		92,198

	Pharmaceuticals — 7.2%
882	Allergan plc (a)	203,042
1,470	Bristol-Myers Squibb Co. (j)	79,288
1,348	Eli Lilly & Co. (j)	108,209
959	Merck & Co., Inc.	59,878
7,674	Pfizer, Inc.	259,924

		710,341

	Total Health Care	1,893,714

	Industrials — 13.1%
	Aerospace & Defense — 1.3%
233	General Dynamics Corp.	36,092
112	L-3 Communications Holdings, Inc.	16,811
369	Northrop Grumman Corp.	78,924

		131,827

	Airlines — 2.6%
2,985	Delta Air Lines, Inc. (j)	117,483
627	Southwest Airlines Co.	24,390
167	Spirit Airlines, Inc. (a) (j)	7,101
1,982	United Continental Holdings, Inc. (a) (j)	103,979

		252,953

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Building Products — 1.4%
825	Allegion plc, (Ireland) (j)	56,832
168	Lennox International, Inc.	26,305
1,661	Masco Corp. (j)	56,999

		140,136

	Commercial Services & Supplies — 0.2%
198	Waste Connections, Inc., (Canada) (j)	14,811

	Industrial Conglomerates — 4.3%
4,683	General Electric Co. (j)	138,723
2,427	Honeywell International, Inc.	282,913

		421,636

	Machinery — 2.6%
202	Ingersoll-Rand plc	13,711
911	PACCAR, Inc. (j)	53,560
67	Parker-Hannifin Corp.	8,414
266	Snap-on, Inc.	40,408
1,171	Stanley Black & Decker, Inc. (j)	144,026

		260,119

	Road & Rail — 0.7%
241	Canadian Pacific Railway Ltd., (Canada)	36,726
340	Union Pacific Corp. (j)	33,183

		69,909

	Total Industrials	1,291,391

	Information Technology — 28.3%
	Electronic Equipment, Instruments & Components — 0.5%
823	TE Connectivity Ltd., (Switzerland) (j)	52,974

	Internet Software & Services — 6.6%
255	Alphabet, Inc., Class A (a) (j)	204,774
380	Alphabet, Inc., Class C (a) (j)	295,707
1,190	Facebook, Inc., Class A (a) (j)	152,653

		653,134

	IT Services — 5.4%
1,045	Accenture plc, (Ireland), Class A	127,629
1,822	Fidelity National Information Services, Inc.	140,381
950	First Data Corp., Class A (a) (j)	12,501
707	MasterCard, Inc.	71,925
289	PayPal Holdings, Inc. (a)	11,840
1,663	Visa, Inc., Class A (j)	137,491
291	WEX, Inc. (a) (j)	31,430

		533,197

	Semiconductors & Semiconductor Equipment — 8.3%
1,104	Analog Devices, Inc.	71,184
283	Applied Materials, Inc.	8,526
1,803	Broadcom Ltd., (Singapore)	311,070
877	Lam Research Corp.	83,106
794	Marvell Technology Group Ltd., (Bermuda)	10,540
1,237	NXP Semiconductors N.V., (Netherlands) (a)	126,144
591	QUALCOMM, Inc.	40,470
527	Skyworks Solutions, Inc.	40,126
1,750	Texas Instruments, Inc.	122,810

		813,976

	Software — 4.4%
736	Adobe Systems, Inc. (a) (j)	79,926
5,525	Microsoft Corp. (j)	318,212
341	Workday, Inc., Class A (a)	31,291

		429,429

	Technology Hardware, Storage & Peripherals — 3.1%
2,075	Apple, Inc.	234,627
468	Hewlett Packard Enterprise Co.	10,639
2,663	HP, Inc.	41,363
254	Western Digital Corp.	14,864

		301,493

	Total Information Technology	2,784,203

	Materials — 3.9%
	Chemicals — 2.2%
355	CF Industries Holdings, Inc.	8,645
164	Dow Chemical Co. (The)	8,499
1,044	E.I. du Pont de Nemours & Co.	69,924
1,336	Eastman Chemical Co.	90,430
727	Mosaic Co. (The) (j)	17,770
123	PPG Industries, Inc. (j)	12,698
56	Scotts Miracle-Gro Co. (The), Class A	4,655
104	Westlake Chemical Corp.	5,585

		218,206

	Construction Materials — 0.5%
43	Martin Marietta Materials, Inc. (j)	7,692
398	Vulcan Materials Co.	45,270

		52,962

	Containers & Packaging — 1.0%
659	Crown Holdings, Inc. (a)	37,598

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Containers & Packaging — continued
292	Sealed Air Corp.	13,396
994	WestRock Co.	48,168

		99,162

	Metals & Mining — 0.2%
863	United States Steel Corp.	16,281

	Total Materials	386,611

	Real Estate — 2.2%
	Equity Real Estate Investment Trusts (REITs) — 2.2%
357	AvalonBay Communities, Inc. (j)	63,532
63	Boston Properties, Inc. (j)	8,531
282	Brixmor Property Group, Inc.	7,838
639	HCP, Inc.	24,261
1,788	Kimco Realty Corp.	51,759
638	LaSalle Hotel Properties	15,240
555	Omega Healthcare Investors, Inc. (j)	19,689
113	SL Green Realty Corp. (j)	12,176
237	Spirit Realty Capital, Inc. (j)	3,159
211	STORE Capital Corp. (j)	6,221

	Total Real Estate	212,406

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.6%
1,360	AT&T, Inc.	55,242

	Wireless Telecommunication Services — 0.4%
881	T-Mobile US, Inc. (a) (j)	41,176

	Total Telecommunication Services	96,418

	Utilities — 3.4%
	Electric Utilities — 2.6%
464	Edison International	33,518
1,084	Exelon Corp.	36,081
1,023	NextEra Energy, Inc. (j)	125,169
770	PG&E Corp.	47,070
512	Xcel Energy, Inc. (j)	21,074

		262,912

	Multi-Utilities — 0.8%
487	CMS Energy Corp. (j)	20,455
900	Public Service Enterprise Group, Inc.	37,677
82	Sempra Energy	8,798
169	WEC Energy Group, Inc. (j)	10,140

		77,070

	Total Utilities	339,982

	Total Common Stocks (Cost $9,489,951)	12,737,930

Short-Term Investment — 0.8%
	Investment Company — 0.8%
74,976	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $74,976)	74,976

	Total Investments — 130.1% (Cost $9,564,927)	12,812,906
	Liabilities in Excess of Other Assets — (30.1)%	(2,966,056)

	NET ASSETS — 100.0%	$9,846,850

Short Positions — 29.6%
Common Stocks — 29.6%
	Consumer Discretionary — 4.8%
	Auto Components — 0.7%
211	Autoliv, Inc., (Sweden)	22,576
363	Lear Corp.	44,010

		66,586

	Automobiles — 0.2%
1,574	Ford Motor Co.	19,004

	Hotels, Restaurants & Leisure — 0.6%
306	Darden Restaurants, Inc.	18,737
265	Marriott International, Inc., Class A	17,843
223	McDonald’s Corp.	25,703

		62,283

	Household Durables — 0.1%
252	Lennar Corp., Class A	10,652

	Leisure Products — 0.2%
266	Hasbro, Inc.	21,110

	Media — 1.3%
695	Discovery Communications, Inc., Class A (a)	18,721
1,178	Interpublic Group of Cos., Inc. (The)	26,319
665	Omnicom Group, Inc.	56,537

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Media — continued
384	Scripps Networks Interactive, Inc., Class A	24,372

		125,949

	Multiline Retail — 0.6%
484	Kohl’s Corp.	21,192
568	Target Corp.	39,022

		60,214

	Specialty Retail — 0.6%
19	AutoZone, Inc. (a)	14,451
813	Bed Bath & Beyond, Inc.	35,035
145	Foot Locker, Inc.	9,812

		59,298

	Textiles, Apparel & Luxury Goods — 0.5%
81	Hanesbrands, Inc.	2,048
76	lululemon athletica, Inc., (Canada) (a)	4,605
55	Ralph Lauren Corp.	5,589
527	Under Armour, Inc., Class A (a)	20,400
303	Under Armour, Inc., Class C (a)	10,253
178	V.F. Corp.	9,960

		52,855

	Total Consumer Discretionary	477,951

	Consumer Staples — 2.9%
	Food & Staples Retailing — 1.3%
489	CVS Health Corp.	43,535
700	Sysco Corp.	34,306
282	Wal-Mart Stores, Inc.	20,328
1,083	Whole Foods Market, Inc.	30,701

		128,870

	Food Products — 0.2%
60	Campbell Soup Co.	3,266
190	General Mills, Inc.	12,124

		15,390

	Household Products — 1.4%
1,081	Church & Dwight Co., Inc.	51,818
645	Clorox Co. (The)	80,690
99	Colgate-Palmolive Co.	7,376

		139,884

	Total Consumer Staples	284,144

	Energy — 3.5%
	Energy Equipment & Services — 0.4%
402	Helmerich & Payne, Inc.	27,079
475	National Oilwell Varco, Inc.	17,452

		44,531

	Oil, Gas & Consumable Fuels — 3.1%
104	Cimarex Energy Co.	13,988
2,024	Enbridge, Inc., (Canada)	89,523
1,117	Exxon Mobil Corp.	97,458
123	Hess Corp.	6,616
1,266	Marathon Oil Corp.	20,017
533	Murphy Oil Corp.	16,197
160	Noble Energy, Inc.	5,722
204	ONEOK, Inc.	10,465
77	Southwestern Energy Co. (a)	1,070
942	Spectra Energy Corp.	40,259

		301,315

	Total Energy	345,846

	Financials — 3.8%
	Banks — 1.3%
386	Associated Banc-Corp.	7,568
1,436	First Horizon National Corp.	21,871
1,119	People’s United Financial, Inc.	17,697
230	PNC Financial Services Group, Inc. (The)	20,745
303	SunTrust Banks, Inc.	13,255
1,149	U.S. Bancorp	49,295

		130,431

	Capital Markets — 0.6%
121	CME Group, Inc.	12,620
644	Franklin Resources, Inc.	22,909
371	T. Rowe Price Group, Inc.	24,670

		60,199

	Consumer Finance — 0.1%
116	American Express Co.	7,433

	Insurance — 1.8%
338	Aflac, Inc.	24,307
369	Allstate Corp. (The)	25,554
176	Aon plc, (United Kingdom)	19,773
278	Lincoln National Corp.	13,060
322	Progressive Corp. (The)	10,143
48	Prudential Financial, Inc.	3,878
62	RenaissanceRe Holdings Ltd., (Bermuda)	7,467
221	Torchmark Corp.	14,138
271	Travelers Cos., Inc. (The)	31,008
254	W.R. Berkley Corp.	14,657
59	Willis Towers Watson plc, (United Kingdom)	7,820

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Insurance — continued
		171,805

	Total Financials	369,868

	Health Care — 3.5%
	Biotechnology — 0.6%
577	AbbVie, Inc.	36,363
157	Amgen, Inc.	26,258

		62,621

	Health Care Equipment & Supplies — 1.4%
1,048	Baxter International, Inc.	49,892
181	C.R. Bard, Inc.	40,612
254	Medtronic plc, (Ireland)	21,940
260	Varian Medical Systems, Inc. (a)	25,884

		138,328

	Health Care Providers & Services — 0.6%
112	AmerisourceBergen Corp.	9,042
380	Cardinal Health, Inc.	29,546
283	Express Scripts Holding Co. (a)	19,988

		58,576

	Health Care Technology — 0.4%
570	Cerner Corp. (a)	35,170

	Life Sciences Tools & Services — 0.2%
86	Waters Corp. (a)	13,703

	Pharmaceuticals — 0.3%
281	Johnson & Johnson	33,228

	Total Health Care	341,626

	Industrials — 3.7%
	Aerospace & Defense — 1.8%
549	Boeing Co. (The)	72,268
332	Lockheed Martin Corp.	79,635
271	United Technologies Corp.	27,539

		179,442

	Air Freight & Logistics — 0.3%
295	C.H. Robinson Worldwide, Inc.	20,820
46	FedEx Corp.	8,085

		28,905

	Airlines — 0.3%
732	American Airlines Group, Inc.	26,812

	Electrical Equipment — 0.4%
65	Acuity Brands, Inc.	17,169
445	Emerson Electric Co.	24,274

		41,443

	Industrial Conglomerates — 0.3%
174	3M Co.	30,719

	Machinery — 0.2%
124	AGCO Corp.	6,108
280	Donaldson Co., Inc.	10,468

		16,576

	Trading Companies & Distributors — 0.4%
96	Air Lease Corp.	2,753
307	Fastenal Co.	12,822
121	W.W. Grainger, Inc.	27,172

		42,747

	Total Industrials	366,644

	Information Technology — 2.6%
	Communications Equipment — 0.6%
1,405	Cisco Systems, Inc.	44,578
473	Juniper Networks, Inc.	11,376

		55,954

	Electronic Equipment, Instruments & Components — 0.1%
182	Amphenol Corp., Class A	11,819

	IT Services — 0.2%
148	Fiserv, Inc. (a)	14,748
21	International Business Machines Corp.	3,272

		18,020

	Semiconductors & Semiconductor Equipment — 1.1%
572	Microchip Technology, Inc.	35,520
90	NVIDIA Corp.	6,134
44	Qorvo, Inc. (a)	2,433
1,262	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	38,598
428	Xilinx, Inc.	23,270

		105,955

	Software — 0.3%
64	Citrix Systems, Inc. (a)	5,439
399	salesforce.com, Inc. (a)	28,427

		33,866

	Technology Hardware, Storage & Peripherals — 0.3%
760	Seagate Technology plc	29,297

	Total Information Technology	254,911

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Materials — 1.0%
	Chemicals — 0.5%
12	Agrium, Inc., (Canada)	1,098
50	Air Products & Chemicals, Inc.	7,497
495	LyondellBasell Industries N.V., Class A	39,924

		48,519

	Containers & Packaging — 0.3%
90	AptarGroup, Inc.	6,986
76	Avery Dennison Corp.	5,919
102	Ball Corp.	8,356
154	Sonoco Products Co.	8,142

		29,403

	Metals & Mining — 0.2%
1,546	Alcoa, Inc.	15,676

	Paper & Forest Products — 0.0% (g)
55	Domtar Corp.	2,053

	Total Materials	95,651

	Real Estate — 2.2%
	Equity Real Estate Investment Trusts (REITs) — 2.2%
130	Digital Realty Trust, Inc.	12,651
187	Equity Residential	12,055
10	Essex Property Trust, Inc.	2,138
144	Federal Realty Investment Trust	22,094
216	General Growth Properties, Inc.	5,950
307	Healthcare Realty Trust, Inc.	10,446
317	Healthcare Trust of America, Inc., Class A	10,327
844	Host Hotels & Resorts, Inc.	13,139
23	Mid-America Apartment Communities, Inc.	2,190
54	Realty Income Corp.	3,601
351	UDR, Inc.	12,620
1,049	Ventas, Inc.	74,100
440	Welltower, Inc.	32,877

	Total Real Estate	214,188

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
385	Verizon Communications, Inc.	20,007

	Utilities — 1.4%
	Electric Utilities — 0.9%
620	Duke Energy Corp.	49,613
410	FirstEnergy Corp.	13,559
450	Southern Co. (The)	23,105

		86,277

	Multi-Utilities — 0.5%
186	Ameren Corp.	9,159
193	Consolidated Edison, Inc.	14,496
366	Dominion Resources, Inc.	27,219

		50,874

	Water Utilities — 0.0% (g)
193	Aqua America, Inc.	5,877

	Total Utilities	143,028

	Total Securities Sold Short (Proceeds $2,831,431)	$2,913,864

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%
(j)	—	All or a portion of the security is segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,346,220
Aggregate gross unrealized depreciation	(98,241)

Net unrealized appreciation/depreciation	$3,247,979

Federal income tax cost of investments	$9,564,927

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,812,906	$—	$—	$12,812,906

Total Liabilities for Securities Sold Short (a)	$(2,913,864)	$—	$—	$(2,913,864)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.7%
	Consumer Discretionary — 11.0%
	Auto Components — 2.2%
41	American Axle & Manufacturing Holdings, Inc. (a)	697
463	Cooper Tire & Rubber Co.	17,584
274	Dana Holding Corp.	4,278
363	Stoneridge, Inc. (a)	6,683
85	Tenneco, Inc. (a)	4,971

		34,213

	Diversified Consumer Services — 1.5%
140	Ascent Capital Group, Inc., Class A (a)	3,251
275	Houghton Mifflin Harcourt Co. (a)	3,690
103	K12, Inc. (a)	1,481
643	Regis Corp. (a)	8,073
150	Strayer Education, Inc. (a)	6,979

		23,474

	Hotels, Restaurants & Leisure — 2.5%
95	Bloomin’ Brands, Inc.	1,638
41	Boyd Gaming Corp. (a)	805
10	DineEquity, Inc.	808
25	Intrawest Resorts Holdings, Inc. (a)	401
159	Isle of Capri Casinos, Inc. (a)	3,550
141	Jack in the Box, Inc.	13,480
318	La Quinta Holdings, Inc. (a)	3,557
306	Ruby Tuesday, Inc. (a)	764
68	Scientific Games Corp., Class A (a)	762
419	Sonic Corp.	10,961
95	Speedway Motorsports, Inc.	1,689

		38,415

	Household Durables — 0.6%
28	CSS Industries, Inc.	716
94	Leggett & Platt, Inc.	4,271
68	NACCO Industries, Inc., Class A	4,601

		9,588

	Leisure Products — 0.1%
234	JAKKS Pacific, Inc. (a)	2,023

	Media — 0.9%
84	Nexstar Broadcasting Group, Inc., Class A	4,830
308	Sinclair Broadcast Group, Inc., Class A	8,884

		13,714

	Multiline Retail — 0.6%
149	Big Lots, Inc.	7,115
18	Dillard’s, Inc., Class A	1,121

		8,236

	Specialty Retail — 2.4%
281	Abercrombie & Fitch Co., Class A	4,457
13	At Home Group, Inc. (a)	191
217	Children’s Place, Inc. (The)	17,316
481	GNC Holdings, Inc., Class A	9,824
1,074	Pier 1 Imports, Inc.	4,551

		36,339

	Textiles, Apparel & Luxury Goods — 0.2%
24	Iconix Brand Group, Inc. (a)	195
104	Movado Group, Inc.	2,232

		2,427

	Total Consumer Discretionary	168,429

	Consumer Staples — 2.9%
	Food & Staples Retailing — 0.4%
100	Ingles Markets, Inc., Class A	3,950
76	US Foods Holding Corp. (a)	1,787

		5,737

	Food Products — 1.9%
996	Darling Ingredients, Inc. (a)	13,456
285	Dean Foods Co.	4,679
183	Pilgrim’s Pride Corp.	3,854
55	Post Holdings, Inc. (a)	4,206
23	Sanderson Farms, Inc.	2,235
22	Seneca Foods Corp., Class A (a)	624

		29,054

	Personal Products — 0.2%
34	elf Beauty, Inc. (a)	945
20	Herbalife Ltd. (a)	1,209
15	Medifast, Inc.	555

		2,709

	Tobacco — 0.4%
43	Alliance One International, Inc. (a)	813
100	Universal Corp.	5,845

		6,658

	Total Consumer Staples	44,158

	Energy — 3.1%
	Energy Equipment & Services — 0.8%
70	Archrock, Inc.	909
345	Parker Drilling Co. (a)	749
290	Pioneer Energy Services Corp. (a)	1,172
118	SEACOR Holdings, Inc. (a)	7,038
313	Seadrill Ltd., (United Kingdom) (a)	742

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
133	Unit Corp. (a)	2,478

		13,088

	Oil, Gas & Consumable Fuels — 2.3%
16	Adams Resources & Energy, Inc.	621
1,167	Bill Barrett Corp. (a)	6,486
1,458	Denbury Resources, Inc. (a)	4,709
23	EP Energy Corp., Class A (a)	100
66	Renewable Energy Group, Inc. (a)	559
216	REX American Resources Corp. (a)	18,291
358	Sanchez Energy Corp. (a)	3,163
43	Western Refining, Inc.	1,138

		35,067

	Total Energy	48,155

	Financials — 16.3%
	Banks — 8.4%
58	1st Source Corp.	2,087
90	BancFirst Corp.	6,540
240	BancorpSouth, Inc.	5,556
232	Capital Bank Financial Corp., Class A	7,437
94	Cathay General Bancorp	2,884
337	Central Pacific Financial Corp.	8,479
22	Central Valley Community Bancorp	347
37	Chemical Financial Corp.	1,624
24	Citizens & Northern Corp.	536
60	City Holding Co.	2,997
387	CVB Financial Corp.	6,806
4	East West Bancorp, Inc.	148
429	FCB Financial Holdings, Inc., Class A (a)	16,502
421	First Commonwealth Financial Corp.	4,244
26	First Community Bancshares, Inc.	647
7	First Financial Bancorp	151
86	First Hawaiian, Inc. (a)	2,321
25	First Interstate BancSystem, Inc., Class A	791
80	Flushing Financial Corp.	1,886
101	Fulton Financial Corp.	1,459
58	Great Western Bancorp, Inc.	1,919
40	Guaranty Bancorp	705
191	Hope Bancorp, Inc.	3,323
39	Independent Bank Corp.	651
263	Investors Bancorp, Inc.	3,156
29	MainSource Financial Group, Inc.	714
22	National Bank Holdings Corp., Class A	511
232	OFG Bancorp, (Puerto Rico)	2,346
64	PacWest Bancorp	2,751
78	Park Sterling Corp.	635
27	Sierra Bancorp	507
38	Simmons First National Corp., Class A	1,906
18	Southside Bancshares, Inc.	590
20	Southwest Bancorp, Inc.	378
120	Suffolk Bancorp	4,186
241	TCF Financial Corp.	3,495
83	Trustmark Corp.	2,276
37	UMB Financial Corp.	2,188
318	Union Bankshares Corp.	8,508
22	Webster Financial Corp.	844
67	West Bancorporation, Inc.	1,321
255	Westamerica Bancorporation	12,954

		129,306

	Capital Markets — 1.1%
94	Cowen Group, Inc., Class A (a)	341
34	Federated Investors, Inc., Class B	1,017
189	KCG Holdings, Inc., Class A (a)	2,929
78	MarketAxess Holdings, Inc.	12,982

		17,269

	Consumer Finance — 0.8%
10	Credit Acceptance Corp. (a)	2,091
492	EZCORP, Inc., Class A (a)	5,438
51	FirstCash, Inc.	2,383
79	Nelnet, Inc., Class A	3,173

		13,085

	Insurance — 2.3%
18	Ambac Financial Group, Inc. (a)	322
158	American Equity Investment Life Holding Co.	2,803
27	Aspen Insurance Holdings Ltd., (Bermuda)	1,258
331	CNO Financial Group, Inc.	5,053
61	First American Financial Corp.	2,384
22	Global Indemnity plc, (Ireland) (a)	656
77	Kemper Corp.	3,040
567	MBIA, Inc. (a)	4,414
52	Navigators Group, Inc. (The)	5,011
96	Primerica, Inc.	5,080
78	ProAssurance Corp.	4,109
15	Stewart Information Services Corp.	653

		34,783

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Mortgage Real Estate Investment Trusts (REITs) — 1.3%
658	Capstead Mortgage Corp.	6,204
1,497	CYS Investments, Inc.	13,054

		19,258

	Thrifts & Mortgage Finance — 2.4%
20	BankFinancial Corp.	257
421	Beneficial Bancorp, Inc.	6,191
22	Capitol Federal Financial, Inc.	305
72	Charter Financial Corp.	923
22	First Defiance Financial Corp.	960
597	Meridian Bancorp, Inc.	9,291
246	MGIC Investment Corp. (a)	1,965
236	NMI Holdings, Inc., Class A (a)	1,799
584	Northfield Bancorp, Inc.	9,404
172	Oritani Financial Corp.	2,699
144	Walker & Dunlop, Inc. (a)	3,632

		37,426

	Total Financials	251,127

	Health Care — 14.8%
	Biotechnology — 6.1%
123	ACADIA Pharmaceuticals, Inc. (a)	3,897
98	Adamas Pharmaceuticals, Inc. (a)	1,611
16	Aduro Biotech, Inc. (a)	204
160	Aimmune Therapeutics, Inc. (a)	2,392
174	Amicus Therapeutics, Inc. (a)	1,286
34	Ardelyx, Inc. (a)	437
364	Arrowhead Pharmaceuticals, Inc. (a)	2,673
24	Audentes Therapeutics, Inc. (a)	426
33	Avexis, Inc. (a)	1,339
144	Bellicum Pharmaceuticals, Inc. (a)	2,858
38	Blueprint Medicines Corp. (a)	1,135
94	Cara Therapeutics, Inc. (a)	786
41	Chimerix, Inc. (a)	225
86	Clovis Oncology, Inc. (a)	3,093
78	Coherus Biosciences, Inc. (a)	2,100
47	Dimension Therapeutics, Inc. (a)	376
110	Edge Therapeutics, Inc. (a)	1,141
160	Exelixis, Inc. (a)	2,049
91	FibroGen, Inc. (a)	1,877
44	Five Prime Therapeutics, Inc. (a)	2,283
104	Flexion Therapeutics, Inc. (a)	2,030
98	Global Blood Therapeutics, Inc. (a)	2,247
134	Halozyme Therapeutics, Inc. (a)	1,614
56	Heron Therapeutics, Inc. (a)	967
198	Idera Pharmaceuticals, Inc. (a)	507
145	Immune Design Corp. (a)	1,101
205	Infinity Pharmaceuticals, Inc. (a)	320
159	Karyopharm Therapeutics, Inc. (a)	1,550
40	Kite Pharma, Inc. (a)	2,223
158	Lexicon Pharmaceuticals, Inc. (a)	2,862
108	Neurocrine Biosciences, Inc. (a)	5,454
44	Ophthotech Corp. (a)	2,039
53	Portola Pharmaceuticals, Inc. (a)	1,195
151	Proteostasis Therapeutics, Inc. (a)	2,349
82	Prothena Corp. plc, (Ireland) (a)	4,900
324	PTC Therapeutics, Inc. (a)	4,534
37	Puma Biotechnology, Inc. (a)	2,454
57	Radius Health, Inc. (a)	3,078
60	Sage Therapeutics, Inc. (a)	2,758
135	Selecta Biosciences, Inc. (a)	1,917
46	Seres Therapeutics, Inc. (a)	567
21	Spark Therapeutics, Inc. (a)	1,249
693	Synergy Pharmaceuticals, Inc. (a)	3,820
18	TESARO, Inc. (a)	1,754
90	Tokai Pharmaceuticals, Inc. (a)	138
49	Ultragenyx Pharmaceutical, Inc. (a)	3,469
57	Versartis, Inc. (a)	696
159	Xencor, Inc. (a)	3,889
12	Zafgen, Inc. (a)	41

		93,910

	Health Care Equipment & Supplies — 2.8%
92	Halyard Health, Inc. (a)	3,192
200	Inogen, Inc. (a)	11,980
191	Orthofix International N.V. (a)	8,169
277	Quidel Corp. (a)	6,123
200	SurModics, Inc. (a)	6,009
21	Utah Medical Products, Inc.	1,274
264	Wright Medical Group N.V., (Netherlands) (a)	6,479

		43,226

	Health Care Providers & Services — 4.4%
17	Alliance HealthCare Services, Inc. (a)	119
259	Civitas Solutions, Inc. (a)	4,729
625	Community Health Systems, Inc. (a)	7,207
546	Cross Country Healthcare, Inc. (a)	6,427
585	Healthways, Inc. (a)	15,485
71	Landauer, Inc.	3,176
128	Molina Healthcare, Inc. (a)	7,436

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
247	Owens & Minor, Inc.	8,571
544	Quorum Health Corp. (a)	3,412
92	Surgical Care Affiliates, Inc. (a)	4,481
124	Triple-S Management Corp., (Puerto Rico), Class B (a)	2,717
36	WellCare Health Plans, Inc. (a)	4,250

		68,010

	Health Care Technology — 0.3%
183	HMS Holdings Corp. (a)	4,053

	Life Sciences Tools & Services — 0.4%
28	Cambrex Corp. (a)	1,227
69	INC Research Holdings, Inc., Class A (a)	3,054
48	Medpace Holdings, Inc. (a)	1,427

		5,708

	Pharmaceuticals — 0.8%
108	Amphastar Pharmaceuticals, Inc. (a)	2,053
140	Axsome Therapeutics, Inc. (a)	1,105
76	Horizon Pharma plc (a)	1,383
91	Pacira Pharmaceuticals, Inc. (a)	3,121
33	Prestige Brands Holdings, Inc. (a)	1,588
64	Reata Pharmaceuticals, Inc., Class A (a)	1,684
82	Revance Therapeutics, Inc. (a)	1,321

		12,255

	Total Health Care	227,162

	Industrials — 14.4%
	Aerospace & Defense — 2.2%
90	AAR Corp.	2,815
74	Curtiss-Wright Corp.	6,742
738	DigitalGlobe, Inc. (a)	20,298
68	Moog, Inc., Class A (a)	4,043

		33,898

	Air Freight & Logistics — 0.1%
31	Atlas Air Worldwide Holdings, Inc. (a)	1,315

	Airlines — 0.5%
124	Alaska Air Group, Inc.	8,186

	Building Products — 0.8%
227	Continental Building Products, Inc. (a)	4,757
138	Gibraltar Industries, Inc. (a)	5,119
171	Ply Gem Holdings, Inc. (a)	2,290

		12,166

	Commercial Services & Supplies — 2.4%
1,398	ACCO Brands Corp. (a)	13,475
116	Deluxe Corp.	7,744
276	Ennis, Inc.	4,644
66	Essendant, Inc.	1,352
71	Interface, Inc.	1,187
115	VSE Corp.	3,909
217	West Corp.	4,785

		37,096

	Construction & Engineering — 1.2%
241	EMCOR Group, Inc.	14,368
128	MasTec, Inc. (a)	3,795

		18,163

	Machinery — 2.1%
280	Actuant Corp., Class A	6,505
355	Briggs & Stratton Corp.	6,612
314	Douglas Dynamics, Inc.	10,039
40	Graham Corp.	758
39	Hurco Cos., Inc.	1,103
25	Hyster-Yale Materials Handling, Inc.	1,479
20	Joy Global, Inc.	547
78	Kadant, Inc.	4,059
29	Kennametal, Inc.	827
56	Wabash National Corp. (a)	796

		32,725

	Marine — 0.8%
296	Matson, Inc.	11,817

	Professional Services — 2.3%
699	Acacia Research Corp.	4,557
147	Barrett Business Services, Inc.	7,314
91	Franklin Covey Co. (a)	1,622
205	Huron Consulting Group, Inc. (a)	12,251
24	Insperity, Inc.	1,714
32	TriNet Group, Inc. (a)	684
121	WageWorks, Inc. (a)	7,346

		35,488

	Road & Rail — 0.5%
125	ArcBest Corp.	2,385
133	Swift Transportation Co. (a)	2,858
307	USA Truck, Inc. (a)	3,138

		8,381

	Trading Companies & Distributors — 1.5%
82	Applied Industrial Technologies, Inc.	3,814
180	DXP Enterprises, Inc. (a)	5,074
415	MRC Global, Inc. (a)	6,822

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — continued
130	NOW, Inc. (a)	2,786
26	SiteOne Landscape Supply, Inc. (a)	934
315	Titan Machinery, Inc. (a)	3,280

		22,710

	Total Industrials	221,945

	Information Technology — 19.1%
	Communications Equipment — 3.1%
108	Bel Fuse, Inc., Class B	2,609
145	Black Box Corp.	2,014
82	Harmonic, Inc. (a)	488
187	InterDigital, Inc.	14,810
126	NETGEAR, Inc. (a)	7,622
201	Plantronics, Inc.	10,434
185	Ubiquiti Networks, Inc. (a)	9,887

		47,864

	Electronic Equipment, Instruments & Components — 2.2%
240	Benchmark Electronics, Inc. (a)	5,986
20	Coherent, Inc. (a)	2,244
45	Insight Enterprises, Inc. (a)	1,452
1,422	InvenSense, Inc. (a)	10,554
147	Sanmina Corp. (a)	4,179
46	Tech Data Corp. (a)	3,888
360	Vishay Intertechnology, Inc.	5,075

		33,378

	Internet Software & Services — 2.8%
2,102	Bazaarvoice, Inc. (a)	12,421
190	DHI Group, Inc. (a)	1,500
798	EarthLink Holdings Corp.	4,948
182	MINDBODY, Inc., Class A (a)	3,572
253	Nutanix, Inc. (a)	9,365
308	RetailMeNot, Inc. (a)	3,048
69	Trade Desk, Inc. (The), Class A (a)	2,016
316	Web.com Group, Inc. (a)	5,459
78	Xactly Corp. (a)	1,153

		43,482

	IT Services — 1.9%
207	Convergys Corp.	6,309
219	CSG Systems International, Inc.	9,031
28	Euronet Worldwide, Inc. (a)	2,324
37	EVERTEC, Inc., (Puerto Rico)	617
46	Science Applications International Corp.	3,219
791	Unisys Corp. (a)	7,707

		29,207

	Semiconductors & Semiconductor Equipment — 3.2%
203	Advanced Energy Industries, Inc. (a)	9,615
347	Alpha & Omega Semiconductor Ltd. (a)	7,537
342	Cohu, Inc.	4,020
328	Integrated Device Technology, Inc. (a)	7,584
200	Intersil Corp., Class A	4,388
128	MaxLinear, Inc., Class A (a)	2,584
20	Silicon Laboratories, Inc. (a)	1,188
109	Synaptics, Inc. (a)	6,362
62	Tessera Technologies, Inc.	2,395
621	Xcerra Corp. (a)	3,762

		49,435

	Software — 5.4%
204	ACI Worldwide, Inc. (a)	3,957
359	Aspen Technology, Inc. (a)	16,788
145	Barracuda Networks, Inc. (a)	3,700
86	Fair Isaac Corp.	10,740
48	Manhattan Associates, Inc. (a)	2,748
286	Mentor Graphics Corp.	7,554
58	Progress Software Corp. (a)	1,572
51	Qualys, Inc. (a)	1,963
494	Take-Two Interactive Software, Inc. (a)	22,279
448	TiVo Corp. (a)	8,721
125	VASCO Data Security International, Inc. (a)	2,207
118	Zix Corp. (a)	483

		82,712

	Technology Hardware, Storage & Peripherals — 0.5%
339	Cray, Inc. (a)	7,990

	Total Information Technology	294,068

	Materials — 3.9%
	Chemicals — 1.9%
14	Innophos Holdings, Inc.	562
73	Koppers Holdings, Inc. (a)	2,349
121	Minerals Technologies, Inc.	8,568
280	OMNOVA Solutions, Inc. (a)	2,361
488	Rayonier Advanced Materials, Inc.	6,526
145	Trinseo S.A.	8,184
36	Valvoline, Inc. (a)	841

		29,391

	Containers & Packaging — 0.7%
735	Graphic Packaging Holding Co.	10,280

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — continued
34	Myers Industries, Inc.	443

		10,723

	Metals & Mining — 1.2%
630	AK Steel Holding Corp. (a)	3,045
57	Carpenter Technology Corp.	2,348
55	Commercial Metals Co.	884
80	Olympic Steel, Inc.	1,774
142	Ryerson Holding Corp. (a)	1,604
188	Worthington Industries, Inc.	9,049

		18,704

	Paper & Forest Products — 0.1%
44	Domtar Corp.	1,641

	Total Materials	60,459

	Real Estate — 7.1%
	Equity Real Estate Investment Trusts (REITs) — 6.6%
103	American Assets Trust, Inc.	4,486
15	Armada Hoffler Properties, Inc.	196
44	Ashford Hospitality Trust, Inc.	260
113	CBL & Associates Properties, Inc.	1,372
205	CoreSite Realty Corp.	15,178
75	CubeSmart	2,031
23	CyrusOne, Inc.	1,070
89	DCT Industrial Trust, Inc.	4,338
110	DiamondRock Hospitality Co.	1,003
49	EastGroup Properties, Inc.	3,582
5	EPR Properties	409
28	Equity LifeStyle Properties, Inc.	2,192
24	Equity One, Inc.	729
55	First Industrial Realty Trust, Inc.	1,563
96	Franklin Street Properties Corp.	1,206
22	Gladstone Commercial Corp.	406
104	Government Properties Income Trust	2,362
139	Gramercy Property Trust	1,335
194	Hersha Hospitality Trust	3,490
41	Highwoods Properties, Inc.	2,158
113	Hospitality Properties Trust	3,358
178	LTC Properties, Inc.	9,228
100	Mack-Cali Realty Corp.	2,719
98	Monogram Residential Trust, Inc.	1,043
14	National Retail Properties, Inc.	712
59	Pennsylvania Real Estate Investment Trust	1,350
46	Post Properties, Inc.	3,016
155	Potlatch Corp.	6,040
20	PS Business Parks, Inc.	2,237
204	Ramco-Gershenson Properties Trust	3,827
531	RLJ Lodging Trust	11,175
54	Saul Centers, Inc.	3,616
25	Silver Bay Realty Trust Corp.	433
35	Summit Hotel Properties, Inc.	466
37	Taubman Centers, Inc.	2,738

		101,324

	Real Estate Management & Development — 0.5%
34	Alexander & Baldwin, Inc.	1,287
446	Forestar Group, Inc. (a)	5,227
22	St. Joe Co. (The) (a)	401

		6,915

	Total Real Estate	108,239

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
626	Cincinnati Bell, Inc. (a)	2,555
27	General Communication, Inc., Class A (a)	365
1,067	Windstream Holdings, Inc.	10,719

	Total Telecommunication Services	13,639

	Utilities — 3.2%
	Electric Utilities — 1.3%
113	El Paso Electric Co.	5,290
84	PNM Resources, Inc.	2,739
199	Portland General Electric Co.	8,475
87	Spark Energy, Inc., Class A	2,525

		19,029

	Gas Utilities — 0.5%
57	Southwest Gas Corp.	3,947
66	Spire, Inc.	4,226

		8,173

	Independent Power & Renewable Electricity Producers — 0.6%
1,181	Atlantic Power Corp.	2,918
452	Dynegy, Inc. (a)	5,595
20	Ormat Technologies, Inc.	954

		9,467

	Multi-Utilities — 0.2%
28	Avista Corp.	1,178
31	NorthWestern Corp.	1,772

		2,950

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Water Utilities — 0.6%
240		American States Water Co.	9,600

		Total Utilities	49,219

		Total Common Stocks (Cost $1,302,724)	1,486,600

NUMBER OF RIGHTS
Rights — 0.0%
		Health Care — 0.0%
		Biotechnology — 0.0%
63		Trius Therapeutics, Inc. CVR (a) (Cost $–)	—

NUMBER OF WARRANTS
Warrant — 0.0%
		Financials — 0.0%
		Consumer Finance — 0.0%
–	(h)	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 7.0%
		Investment Company — 7.0%
107,065		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $107,065)	107,065

		Total Investments — 103.7% (Cost $1,409,789)	1,593,665
		Liabilities in Excess of Other Assets — (3.7)%	(56,717)

		NET ASSETS — 100.0%	$1,536,948

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
359	E-mini Russell 2000	12/16/16	USD	44,814	1,322

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$243,358
Aggregate gross unrealized depreciation	(59,482)

Net unrealized appreciation/depreciation	$183,876

Federal income tax cost of investments	$1,409,789

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,593,665	—	—	(b)	$1,593,665

Appreciation in Other Financial Instruments
Futures Contracts	$1,322	$—	$—		$1,322

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights and warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
Consumer Discretionary — 15.3%
	Distributors — 1.2%
1,199	Genuine Parts Co.	120,440

	Hotels, Restaurants & Leisure — 2.0%
995	Brinker International, Inc.	50,183
3,351	Hilton Worldwide Holdings, Inc.	76,841
3,964	La Quinta Holdings, Inc. (a)	44,312
1,044	Red Rock Resorts, Inc., Class A	24,618

		195,954

	Household Durables — 0.4%
844	Newell Brands, Inc.	44,449

	Internet & Direct Marketing Retail — 0.8%
681	Expedia, Inc.	79,510

	Media — 5.1%
1,160	CBS Corp. (Non-Voting), Class B	63,482
352	Charter Communications, Inc., Class A (a)	95,134
3,835	Clear Channel Outdoor Holdings, Inc., Class A	22,399
2,466	DISH Network Corp., Class A (a)	135,094
2,648	Entercom Communications Corp., Class A	34,262
2,982	Media General, Inc. (a)	54,954
482	Nexstar Broadcasting Group, Inc., Class A	27,816
1,042	Sinclair Broadcast Group, Inc., Class A	30,102
665	Time Warner, Inc.	52,901

		516,144

	Multiline Retail — 0.9%
1,967	Kohl’s Corp.	86,052

	Specialty Retail — 4.0%
96	AutoZone, Inc. (a)	74,007
1,405	Bed Bath & Beyond, Inc.	60,587
1,833	Best Buy Co., Inc.	69,981
2,257	Gap, Inc. (The)	50,191
481	Home Depot, Inc. (The)	61,896
1,239	Tiffany & Co.	89,981

		406,643

	Textiles, Apparel & Luxury Goods — 0.9%
871	Columbia Sportswear Co.	49,438
1,656	Hanesbrands, Inc.	41,814

		91,252

	Total Consumer Discretionary	1,540,444

Consumer Staples — 5.0%
	Beverages — 0.6%
640	Dr. Pepper Snapple Group, Inc.	58,463

	Food & Staples Retailing — 1.3%
939	CVS Health Corp.	83,579
1,536	Kroger Co. (The)	45,577

		129,156

	Food Products — 1.4%
639	Amplify Snack Brands, Inc. (a)	10,349
821	Post Holdings, Inc. (a)	63,334
788	TreeHouse Foods, Inc. (a)	68,730

		142,413

	Household Products — 1.7%
797	Energizer Holdings, Inc.	39,796
1,512	Procter & Gamble Co. (The)	135,702

		175,498

	Total Consumer Staples	505,530

Energy — 7.1%
	Oil, Gas & Consumable Fuels — 7.1%
1,248	ConocoPhillips	54,259
795	EQT Corp.	57,711
2,771	Exxon Mobil Corp.	241,888
1,666	HollyFrontier Corp.	40,810
4,249	Kinder Morgan, Inc.	98,275
1,952	Marathon Petroleum Corp.	79,232
2,118	PBF Energy, Inc., Class A	47,953
1,114	Phillips 66	89,765

	Total Energy	709,893

Financials — 30.1%
	Banks — 13.5%
12,722	Bank of America Corp.	199,098
2,188	Citigroup, Inc.	103,327
3,982	Citizens Financial Group, Inc.	98,390
2,690	Fifth Third Bancorp	55,030
690	First Republic Bank	53,243
1,294	M&T Bank Corp.	150,262
686	National Bank Holdings Corp., Class A	16,038
1,448	PNC Financial Services Group, Inc. (The)	130,450
2,627	SunTrust Banks, Inc.	115,049
2,276	U.S. Bancorp	97,622
7,654	Wells Fargo & Co.	338,897

		1,357,406

	Capital Markets — 3.7%
2,222	Charles Schwab Corp. (The)	70,136

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
1,679	Invesco Ltd.	52,512
2,566	Morgan Stanley	82,250
956	Northern Trust Corp.	65,013
1,551	T. Rowe Price Group, Inc.	103,170

		373,081

	Consumer Finance — 3.0%
3,982	Ally Financial, Inc.	77,526
3,034	Capital One Financial Corp.	217,961

		295,487

	Insurance — 9.9%
48	Alleghany Corp. (a)	25,067
1,591	Allied World Assurance Co. Holdings AG, (Switzerland)	64,312
2,770	American International Group, Inc.	164,360
796	Chubb Ltd., (Switzerland)	99,993
3,236	CNO Financial Group, Inc.	49,412
2,632	Hartford Financial Services Group, Inc. (The)	112,719
4,954	Loews Corp.	203,838
544	Marsh & McLennan Cos., Inc.	36,591
811	Prudential Financial, Inc.	66,218
807	Travelers Cos., Inc. (The)	92,453
2,242	Unum Group	79,172

		994,135

	Total Financials	3,020,109

Health Care — 8.9%
	Health Care Providers & Services — 3.3%
919	Aetna, Inc.	106,045
431	Cigna Corp.	56,129
838	HCA Holdings, Inc. (a)	63,393
730	UnitedHealth Group, Inc.	102,242

		327,809

	Pharmaceuticals — 5.6%
1,468	Johnson & Johnson	173,403
2,310	Merck & Co., Inc.	144,192
7,173	Pfizer, Inc.	242,956

		560,551

	Total Health Care	888,360

Industrials — 7.0%
	Aerospace & Defense — 1.1%
1,101	United Technologies Corp.	111,851

	Airlines — 1.7%
4,298	Delta Air Lines, Inc.	169,150

	Industrial Conglomerates — 1.8%
964	Carlisle Cos., Inc.	98,870
742	Honeywell International, Inc.	86,545

		185,415

	Machinery — 2.0%
1,419	Dover Corp.	104,480
778	Illinois Tool Works, Inc.	93,260

		197,740

	Trading Companies & Distributors — 0.4%
181	W.W. Grainger, Inc.	40,786

	Total Industrials	704,942

Information Technology — 7.7%
	Communications Equipment — 1.2%
3,800	Cisco Systems, Inc.	120,536

	Electronic Equipment, Instruments & Components — 0.7%
1,025	Arrow Electronics, Inc. (a)	65,596

	IT Services — 0.5%
1,332	PayPal Holdings, Inc. (a)	54,551

	Semiconductors & Semiconductor Equipment — 3.3%
939	KLA-Tencor Corp.	65,465
1,749	QUALCOMM, Inc.	119,783
2,058	Texas Instruments, Inc.	144,409

		329,657

	Software — 1.4%
2,451	Microsoft Corp.	141,194

	Technology Hardware, Storage & Peripherals — 0.6%
2,649	Hewlett Packard Enterprise Co.	60,267

	Total Information Technology	771,801

Materials — 3.6%
	Construction Materials — 0.8%
432	Martin Marietta Materials, Inc.	77,315

	Containers & Packaging — 2.2%
1,331	Ball Corp.	109,034
2,387	WestRock Co.	115,727

		224,761

	Paper & Forest Products — 0.6%
3,315	KapStone Paper & Packaging Corp.	62,714

	Total Materials	364,790

Real Estate — 4.3%
	Equity Real Estate Investment Trusts (REITs) — 4.3%
3,446	American Homes 4 Rent, Class A	74,581
2,542	Brixmor Property Group, Inc.	70,648

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
678	EastGroup Properties, Inc.	49,896
1,758	Kimco Realty Corp.	50,905
2,325	Outfront Media, Inc.	54,986
3,257	Rayonier, Inc.	86,428
1,504	Weyerhaeuser Co.	48,038

	Total Real Estate	435,482

Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 0.9%
1,778	Verizon Communications, Inc.	92,416

	Wireless Telecommunication Services — 1.0%
2,010	T-Mobile US, Inc. (a)	93,893

	Total Telecommunication Services	186,309

Utilities — 6.5%
	Electric Utilities — 5.7%
1,684	American Electric Power Co., Inc.	108,098
1,146	Duke Energy Corp.	91,718
1,083	Edison International	78,279
1,262	Eversource Energy	68,353
937	NextEra Energy, Inc.	114,589
2,658	Xcel Energy, Inc.	109,354

		570,391

	Multi-Utilities — 0.8%
802	Sempra Energy	85,977

	Total Utilities	656,368

	Total Common Stocks (Cost $8,044,283)	9,784,028

Short-Term Investment — 2.4%
	Investment Company — 2.4%
241,090	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $241,090)	241,090

	Total Investments — 99.8% (Cost $8,285,373)	10,025,118
	Other Assets in Excess of Liabilities — 0.2%	15,672

	NET ASSETS — 100.0%	$10,040,790

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,912,909
Aggregate gross unrealized depreciation	(173,164)

Net unrealized appreciation/depreciation	$1,739,745

Federal income tax cost of investments	$8,285,373

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,025,118	$—	$—	$10,025,118

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 28, 2016